UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2021

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders.

MEEDER
INVESTMENT MANAGEMENT

Meeder Funds Annual Report

December 31, 2021

TABLE OF CONTENTS

Letter to Shareholders	1
Fund Summaries (Unaudited)
Muirfield Fund	3
Spectrum Fund	5
Global Allocation Fund	7
Balanced Fund	9
Moderate Allocation Fund	11
Conservative Allocation Fund	13
Dynamic Allocation Fund	15
Quantex Fund	17
Tactical Income Fund	19
Institutional Prime Money Market Fund	21
Financial Statements
Schedule of Investments	24
Statements of Assets and Liabilities	104
Statements of Operations	106
Statements of Changes in Net Assets	108
Financial Highlights	112
Notes to Financial Statements	122
Report of Independent Registered Public Accounting Firm	140
Shareholder Expense Analysis	141
Management of the Trust	143
Other Items	144

This Annual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.

Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

Letter to Shareholders December 31, 2021

A Historic Year of Transition for Investors

2021 was a year of transition for the global capital markets. While countries have moved away from widespread economic shutdowns, 2021 brought the highest inflation we have experienced in decades, upward pressure on interest rates, supply chain challenges, and lackluster labor participation. Despite these challenges, equities recorded above-average gains with little volatility—while only certain pockets of the bond market were able to avoid negative returns.

Inflation took center stage during the year, with the US Personal Consumption Expenditure (PCE) Index growing at a 7.4% YOY growth rate in December, its highest level since the early 1980s. A combination of massive fiscal-stimulated consumer demand, global supply chain issues, and labor shortages have all contributed to rising inflation.

The beginning of a new Federal Reserve (“the Fed”) tightening cycle is also nearing. While the Fed continued to taper during the fourth quarter, we expect the Fed to increase the federal funds rate shortly after the March FOMC meeting followed by two more rate increases during 2022. This should bring the central bank’s lending rate to just under 1% by the end of the year, with this monetary tightening cycle likely to continue well into 2024.

Our Investment Philosophy

At Meeder, we manage our funds using a systematic approach that guides us in our allocation decisions. A systematic, quantitative process allows for a repeatable and efficient method to achieve long-term appreciation while avoiding common emotional biases. We also apply a holistic approach to investing—analyzing fundamental, technical, macroeconomic, and sentiment factors.

Many of our funds utilize our time-tested Defensive Equity strategy, which follows a rules-based and data-driven approach, based on the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation relative to other asset classes. In addition to our Defensive Equity strategy, we also provide active management for shareholders through global allocation, individual equity selection, and fixed income exposure.

While the degree in which each Meeder Fund utilizes these strategies can vary based on its respective investment strategy and objective, our commitment to providing an unemotional and systematic assessment of the market remains consistent across all our Funds.

Commitment to Improvement

One of the enduring goals throughout Meeder’s history has been to improve investor outcomes by helping investors remain committed to their investment strategy through a full market cycle. While most our Funds performed well in 2021 relative to their respective benchmarks, we want to highlight the notable longer-term performance of one of our oldest funds. Per the 10-year rankings as of December 31, 2021, the Muirfield Fund ranked in the top 3 percent of open-ended mutual funds among the 128 strategies ranked in the Tactical Allocation category, according to Morningstar. While focusing on short-term performance is never a winning strategy, we believe this performance is a validation of our investment process and our commitment to continuous improvement.

As we turn the corner to a new year, we maintain our commitment to continually improve our investment strategies, evolve our offerings, and always maintain a focus on serving our shareholders. Our investment team never stops looking for ways to improve our decision-making process.

With that said, investors enter 2022 with many concerns—including rising interest rates, inflation, uncertainty of future tax rates, and persistent COVID-19 cases. While there is never certainty when it comes to the future, we feel optimistic that our quantitative approach, based on thoughtful research and historical probabilities, will continue to provide a systematic assessment of the market as we navigate the new year.

Sincerely,

Robert S. Meeder
President & CEO
Meeder Asset Management, Inc.

2021 Annual Report | December 31, 2021	Page 1

2021 Annual Report
Fund Summaries

Muirfield Fund

The Meeder Muirfield Fund Institutional Class returned 20.55% for the year ended December 31, 2021, compared to the Morningstar Moderate Target Risk Index benchmark return of 10.19%.

This fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation.

Muirfield achieved positive performance relative to its benchmark in 2021, primarily driven by the Defensive Equity Strategy and its overweight to equities throughout the year. The Defensive Equity Strategy remained 100% invested in equities for the majority of the first six months of 2021, a period of positive momentum for the asset class. During the second half of the year, the fund decreased its equity exposure, finishing the year 67% invested in equities. While the Defensive Equity Strategy maintained a defensive posture to end the year, relative to its benchmark, the strategy remained slightly overweight equities.

Our global equity allocation was a positive contributor to performance this year as well. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within Muirfield’s equity allocation, it maintained an overweight to U.S. and an underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of U.S. equities compared to their international counterparts, the fund’s global equity allocation benefited performance.

The performance of our stock selection strategy was strong in 2021. Within the U.S. portion of Muirfield’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to stocks displaying strong momentum and profitability were the two primary drivers of positive performance. From a sector perspective, the overweight to Information Technology and Healthcare sectors positively contributed to performance throughout the year, while the increase in allocation to Energy and Financial stocks in the second half of the year also generated positive returns.

The Fund often maintains significant holdings in a proprietary money market fund. We use equity index derivatives, such as stock index futures, to efficiently equitize these cash positions and manage the equity exposure of the portfolio. These derivatives are designed to track their respective market indexes. Investments in equity index derivatives were additive to performance over the past year.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	10 Year	Share Class Inception Date
Muirfield Fund Retail Class	20.20%	10.54%	10.49%	8/10/88
Muirfield Fund Institutional Class	20.55%	10.93%	10.70%	10/31/16
Muirfield Fund Adviser Class	20.61%	10.83%	10.65%	10/31/16
Morningstar Moderate Target Risk Index	10.19%	10.07%	8.75%	—
Blended Index	16.59%	11.53%	10.13%	—

Top 10 Holdings
as of December 31, 2021

1.	Microsoft Corp.	4.0%
2.	Apple, Inc.	3.1%
3.	Amazon.com, Inc.	1.9%
4.	Alphabet, Inc. - Class C	1.6%
5.	Alphabet, Inc. - Class A	1.4%
6.	Tesla, Inc.	1.3%
7.	Meta Platforms, Inc.	1.2%
8.	Johnson & Johnson	1.2%
9.	NVIDIA Corp.	1.1%
10.	UnitedHealth Group, Inc.	1.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2021 Annual Report | December 31, 2021	Page 3

Growth of $10,000
as of December 31, 2021

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Sector Concentration
as of December 31, 2021

Information Technology	29.5%
Healthcare	18.7%
Financials	11.9%
Consumer Discretionary	11.0%
Communication Services	8.8%
Industrials	6.5%
Real Estate Investment Trust	3.6%
Energy	3.6%
Consumer Staples	3.0%
Utilities	2.2%
Materials	1.2%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Asset Allocation
as of December 31, 2021

Common Stocks (United States)	66.9%
Money Market Registered Investment Companies	31.6%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.

Page 4	2021 Annual Report | December 31, 2021

Spectrum Fund

The Meeder Spectrum Fund Institutional Class returned 20.98% for the year ended December 31, 2021, compared to the Morningstar Moderate Target Risk Index benchmark return of 10.19%.

This fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation. In addition, the fund also can use derivatives to allocate up to 130% to equities during extremely low risk periods.

The Meeder Spectrum Fund achieved positive performance relative to its benchmark in 2021, primarily driven by the Defensive Equity Strategy and its overweight to equities throughout the year. The Defensive Equity Strategy remained 100% invested in equities for the majority of the first six months of 2021, a period of positive momentum for the asset class. During the second half of the year, the fund decreased its equity exposure, finishing the year 67% invested in equities. While the Defensive Equity Strategy maintained a defensive posture to end the year, relative to its benchmark, the strategy remained slightly overweight equities.

Our global equity allocation was a positive contributor to performance this year as well. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within Spectrum’s equity allocation, it maintained an overweight to U.S. and an underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of U.S. equities compared to their international counterparts, the fund’s global equity allocation benefited performance.

The performance of our stock selection strategy was also strong in 2021. Within the U.S. portion of Spectrum’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to stocks displaying strong momentum and profitability were the two primary drivers of positive performance. From a sector perspective, the overweight to Information Technology and Healthcare sectors positively contributed to performance throughout the year, while the increase in allocation to Energy and Financial stocks in the second half of the year also generated positive returns.

The Fund often maintains significant holdings in a proprietary money market fund. We use equity index derivatives, such as stock index futures, to efficiently equitize these cash positions and manage the equity exposure of the portfolio. These derivatives are designed to track their respective market indexes. Investments in equity index derivatives were additive to performance over the past year.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	Since Inception	Share Class Inception Date
Spectrum Fund Retail Class	20.58%	9.27%	7.39%	1/2/15
Spectrum Fund Institutional Class	20.98%	9.72%	7.72%	10/31/16
Spectrum Fund Adviser Class	21.07%	9.61%	7.64%	10/31/16
Morningstar Moderate Target Risk Index	10.19%	10.07%	8.10%	—
Blended Index	16.59%	11.53%	9.37%	—

Top 10 Holdings
as of December 31, 2021

1.	Microsoft Corp.	5.8%
2.	Apple, Inc.	2.5%
3.	Alphabet, Inc. - Class C	2.5%
4.	Amazon.com, Inc.	2.0%
5.	Johnson & Johnson	1.8%
6.	Tesla, Inc.	1.4%
7.	Intuit, Inc.	1.4%
8.	Meta Platforms, Inc.	1.4%
9.	NVIDIA Corp.	1.1%
10.	Lowe’s Cos., Inc.	1.0%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2021 Annual Report | December 31, 2021	Page 5

Growth of $10,000
as of December 31, 2021

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Sector Concentration
as of December 31, 2021

Information Technology	30.0%
Healthcare	19.6%
Consumer Discretionary	10.2%
Financials	12.4%
Communication Services	8.1%
Industrials	6.2%
Real Estate Investment Trust	3.6%
Energy	4.0%
Consumer Staples	2.9%
Utilities	1.8%
Materials	1.2%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Asset Allocation
as of December 31, 2021

Common Stocks (United States)	72.6%
Money Market Registered Investment Companies	25.6%
Other Assets/Liabilities (Net)	1.8%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.

Page 6	2021 Annual Report | December 31, 2021

Global Allocation Fund

The Meeder Global Allocation Fund Institutional Class returned 13.05% for the year ended December 31, 2021, compared to the Morningstar Global Allocation Index benchmark return of 9.31%.

A portion (90%) of the fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation. The remaining portion (10%) of the fund is allocated to fixed income securities.

The Meeder Global Allocation Fund achieved positive performance relative to its benchmark in 2021, primarily driven by the Defensive Equity Strategy and its overweight to equities throughout the year. The fund remained 90% invested in equities for the majority of the first six months of 2021, a period of positive momentum for the asset class. During the second half of the year, the Global Allocation Fund decreased its equity exposure, finishing the year 67% invested in equities.

Our global equity allocation was a positive contributor to performance this year as well. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within the Global Allocation Fund’s equity allocation, it maintained an overweight to U.S. and an underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of U.S. equities compared to their international counterparts, the fund’s global equity allocation benefited performance.

The performance of our stock selection strategy was also strong in 2021. Within the U.S. portion of the Global Allocation Fund’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to stocks displaying strong momentum and profitability were the two primary drivers of positive performance. From a sector perspective, the overweight to Information Technology and Healthcare sectors positively contributed to performance throughout the year, while the increase in allocation to Energy and Financial stocks in the second half of the year also generated positive returns.

While fixed income returns were negative, the Global Allocation Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage the credit quality, emerging market bond exposure, and duration of U.S. Treasury holdings. The rise in interest rates throughout the year led to negative returns in both U.S. Investment Grade and U.S. Treasury holdings, as 2021 proved to be a challenging year for most fixed income assets. Relative to the benchmark, exposure to High Yield bonds, security selection in Investment Grade bonds, and duration positioning in U.S. Treasuries contributed to its outperformance.

The Fund often maintains significant holdings in a proprietary money market fund. We use equity index derivatives, such as stock index futures, to efficiently equitize these cash positions and manage the equity exposure of the portfolio. These derivatives are designed to track their respective market indexes. Investments in equity index derivatives were additive to performance over the past year.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	10 Year	Share Class Inception Date
Global Allocation Fund Retail Class	12.58%	8.35%	7.85%	1/31/06
Global Allocation Fund Institutional Class	13.05%	8.85%	8.10%	10/31/16
Global Allocation Fund Adviser Class	12.90%	8.68%	8.02%	10/31/16
Morningstar Global Allocation Index	9.31%	10.23%	8.44%	—
Blended Index	9.61%	8.66%	7.02%	—

Top 10 Holdings
as of December 31, 2021

1.	iShares Core MSCI EAFE ETF	7.0%
2.	iShares 3-7 Year Treasury Bond ETF	2.6%
3.	Microsoft Corp.	2.1%
4.	iShares Core MSCI Emerging Markets ETF	1.6%
5.	Apple, Inc.	1.6%
6.	Vanguard Short-Term Bond ETF	1.2%
7.	iShares JP Morgan USD Emerging Markets Bond ETF	1.0%
8.	Amazon.com, Inc.	0.9%
9.	Alphabet, Inc. - Class C	0.8%
10.	Alphabet, Inc. - Class A	0.7%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2021 Annual Report | December 31, 2021	Page 7

Growth of $10,000
as of December 31, 2021

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Sector Concentration
as of December 31, 2021

Information Technology	28.7%
Healthcare	18.6%
Financials	11.7%
Consumer Discretionary	11.1%
Communication Services	8.8%
Industrials	6.5%
Energy	4.7%
Real Estate Investment Trust	3.6%
Consumer Staples	3.0%
Utilities	2.1%
Materials	1.2%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2021

U.S. Fixed Income	42.2%
International Fixed Income	5.8%
International Equity	52.0%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2021

Common Stocks (United States)	34.3%
Equity Registered Investment Companies	8.6%
Fixed Income Registered Investment Companies	8.0%
Money Market Registered Investment Companies	43.8%
Bank Obligations	1.6%
Other Assets/Liabilities (Net)	3.7%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

The Blended Index is comprised of 54% MSCI ACWI Index, 36% of 90 day T-Bills and 10% Bloomberg U.S. Aggregate Bond Index.

Page 8	2021 Annual Report | December 31, 2021

Balanced Fund

The Meeder Balanced Fund Institutional Class returned 13.71% for the year ended December 31, 2021, compared to the Morningstar Moderate Target Risk Index benchmark return of 10.19%.

A portion (70%) of the fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation. The remaining portion (30%) of the fund is allocated to fixed income securities.

The Meeder Balanced Fund achieved positive performance relative to its benchmark in 2021, primarily driven by the Defensive Equity Strategy and its overweight to equities throughout the year. The fund remained 70% invested in equities for the majority of the first six months of 2021, a period of positive momentum for the asset class. During the second half of the year, the Balanced Fund decreased its equity exposure, finishing the year 48% invested in equities. While it finished the year underweight equities relative to its benchmark, the overweight for most of 2021 was a primary driver of its outperformance.

Our global equity allocation was a positive contributor to performance this year as well. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within the Balanced Fund’s equity allocation, it maintained an overweight to U.S. and an underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of U.S. equities compared to their international counterparts, the fund’s global equity allocation benefited performance.

The performance of our stock selection strategy was also strong in 2021. Within the U.S. portion of the Balanced Fund’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to stocks displaying strong momentum and profitability were the two primary drivers of positive performance. From a sector perspective, the overweight to Information Technology and Healthcare sectors positively contributed to performance throughout the year, while the increase in allocation to Energy and Financial stocks in the second half of the year also generated positive returns.

While fixed income returns were negative, the Balanced Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage the credit quality, emerging market bond exposure, and duration of U.S. Treasury holdings. The rise in interest rates throughout the year led to negative returns in both U.S. Investment Grade and U.S. Treasury holdings, as 2021 proved to be a challenging year for most fixed income assets. Relative to the benchmark, exposure to High Yield bonds, security selection in Investment Grade bonds, and duration positioning in U.S. Treasuries contributed to its outperformance.

The Fund often maintains significant holdings in a proprietary money market fund. We use equity index derivatives, such as stock index futures, to efficiently equitize these cash positions and manage the equity exposure of the portfolio. These derivatives are designed to track their respective market indexes. Investments in equity index derivatives were additive to performance over the past year.

Investment Objective

The investment objective of the Fund is to provide income and long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	10 Year	Share Class Inception Date
Balanced Fund Retail Class	13.23%	8.24%	7.89%	1/31/06
Balanced Fund Institutional Class	13.71%	8.70%	8.13%	10/31/16
Balanced Fund Adviser Class	13.71%	8.62%	8.08%	10/31/16
Morningstar Moderate Target Risk Index	10.19%	10.07%	8.75%	—
Blended Index	10.90%	9.20%	8.00%	—

Top 10 Holdings
as of December 31, 2021

1.	iShares 3-7 Year Treasury Bond ETF	8.1%
2.	Vanguard Short-Term Bond ETF	3.5%
3.	iShares JP Morgan USD Emerging Markets Bond ETF	3.0%
4.	Microsoft Corp.	2.9%
5.	Apple, Inc.	2.4%
6.	Amazon.com, Inc.	1.4%
7.	Frost Total Return Bond Fund - Class I	1.2%
8.	Lord Abbett High Yield Fund - Class I	1.2%
9.	Alphabet, Inc. - Class C	1.2%
10.	Alphabet, Inc. - Class A	1.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2021 Annual Report | December 31, 2021	Page 9

Growth of $10,000
as of December 31, 2021

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Sector Concentration
as of December 31, 2021

Information Technology	29.2%
Healthcare	18.7%
Financials	12.1%
Consumer Discretionary	10.8%
Communication Services	9.3%
Industrials	6.4%
Real Estate Investment Trust	3.6%
Energy	3.4%
Consumer Staples	3.1%
Utilities	2.2%
Materials	1.2%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2021

U.S. Fixed Income	87.9%
International Fixed Income	12.1%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2021

Common Stocks (United States)	48.8%
Fixed Income Registered Investment Companies	24.4%
Money Market Registered Investment Companies	25.4%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

The Blended Index is comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills, and 30% of the Bloomberg U.S. Aggregate Bond Index.

Page 10	2021 Annual Report | December 31, 2021

Moderate Allocation Fund

The Meeder Moderate Fund Institutional Class returned 9.05% for the year ended December 31, 2021, compared to the Morningstar Moderate Conservative Target Risk Index benchmark return of 6.36%.

A portion (50%) of the fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation. The remaining portion (50%) of the fund is allocated to fixed income securities.

The Meeder Moderate Fund achieved positive performance relative to its benchmark in 2021, primarily driven by the Defensive Equity Strategy and its overweight to equities throughout the year. The fund remained 50% invested in equities for the majority of the first six months of 2021, a period of positive momentum for the asset class. During the second half of the year, the Moderate Fund decreased its equity exposure, finishing the year 35% invested in equities. While it finished the year underweight equities relative to its benchmark, the overweight for most of 2021 was a primary driver of its outperformance.

Our global equity allocation was a positive contributor to performance this year as well. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within the Moderate Fund’s equity allocation, it maintained an overweight to U.S. and an underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of U.S. equities compared to their international counterparts, the fund’s global equity allocation benefited performance.

The performance of our stock selection strategy was also strong in 2021. Within the U.S. portion of the Moderate Fund’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to stocks displaying strong momentum and profitability were the two primary drivers of positive performance. From a sector perspective, the overweight to Information Technology and Healthcare sectors positively contributed to performance throughout the year, while the increase in allocation to Energy and Financial stocks in the second half of the year also generated positive returns.

While fixed income returns were negative, the Moderate Allocation Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage the credit quality, emerging market bond exposure, and duration of U.S. Treasury holdings. The rise in interest rates throughout the year led to negative returns in both U.S. Investment Grade and U.S. Treasury holdings, as 2021 proved to be a challenging year for most fixed income assets. Relative to the benchmark, exposure to High Yield bonds, security selection in Investment Grade bonds, and duration positioning in U.S. Treasuries contributed to its outperformance.

The Fund often maintains significant holdings in a proprietary money market fund. We use equity index derivatives, such as stock index futures, to efficiently equitize these cash positions and manage the equity exposure of the portfolio. These derivatives are designed to track their respective market indexes. Investments in equity index derivatives were additive to performance over the past year.

Investment Objective

The investment objective of the Fund is to provide total return, including capital appreciation, and current income.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	Since Inception	Share Class Inception Date
Moderate Allocation Fund Retail Class	8.74%	7.58%	6.94%	6/30/15
Moderate Allocation Fund Institutional Class	9.05%	8.00%	7.28%	10/31/16
Moderate Allocation Fund Adviser Class	9.15%	7.93%	7.22%	10/31/16
Morningstar Moderate Conservative Target Risk Index	6.36%	8.11%	6.96%	—
Blended Index	7.23%	7.61%	6.68%	—

Top 10 Holdings
as of December 31, 2021

1.	iShares 3-7 Year Treasury Bond ETF	13.6%
2.	Vanguard Short-Term Bond ETF	5.9%
3.	iShares JP Morgan USD Emerging Markets Bond ETF	5.0%
4.	Microsoft Corp.	2.1%
5.	Frost Total Return Bond Fund - Class I	2.0%
6.	Lord Abbett High Yield Fund - Class I	2.0%
7.	Segall Bryant & Hamill Plus Bond Fund - Class I	1.8%
8.	DoubleLine Total Return Bond Fund - Class I	1.7%
9.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1.7%
10.	Apple, Inc.	1.6%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2021 Annual Report | December 31, 2021	Page 11

Growth of $10,000
as of December 31, 2021

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Sector Concentration
as of December 31, 2021

Information Technology	28.7%
Healthcare	18.7%
Consumer Discretionary	11.5%
Financials	11.3%
Communication Services	8.8%
Industrials	6.8%
Energy	4.9%
Real Estate Investment Trust	3.6%
Consumer Staples	2.8%
Utilities	1.7%
Materials	1.2%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2021

U.S. Fixed Income	87.8%
International Fixed Income	12.2%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2021

Common Stocks (United States)	34.4%
Fixed Income Registered Investment Companies	40.8%
Money Market Registered Investment Companies	23.6%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

The Blended Index is comprised 30% of the S&P 500 Index, 20% of the average 90-day T-bills, and 50% of the Bloomberg U.S. Aggregate Bond Index.

Page 12	2021 Annual Report | December 31, 2021

Conservative Allocation Fund

The Meeder Conservative Fund Institutional Class returned 4.94% for the year ended December 31, 2021, compared to the Morningstar Conservative Target Risk Index benchmark return of 2.26%.

A portion (30%) of the fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation. The remaining portion (70%) of the fund is allocated to fixed income securities.

The Meeder Conservative Fund achieved positive performance relative to its benchmark in 2021, primarily driven by the Defensive Equity Strategy and its overweight to equities throughout the year. The fund remained 30% invested in equities for the majority of the first six months of 2021, a period of positive momentum for the asset class. During the second half of the year, the Conservative Fund decreased its equity exposure, finishing the year 22% invested in equities.

Our global equity allocation was a positive contributor to performance this year as well. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within Conservative Fund’s equity allocation, it maintained an overweight to U.S. and an underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of U.S. equities compared to their international counterparts, the fund’s global equity allocation benefited performance.

The performance of our stock selection strategy was also strong in 2021. Within the U.S. portion of the Conservative Fund’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to stocks displaying strong momentum and profitability were the two primary drivers of positive performance. From a sector perspective, the overweight to Information Technology and Healthcare sectors positively contributed to performance throughout the year, while the increase in allocation to Energy and Financial stocks in the second half of the year also generated positive returns.

While fixed income returns were negative, the Conservative Allocation Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage the credit quality, emerging market bond exposure, and duration of U.S. Treasury holdings. The rise in interest rates throughout the year led to negative returns in both U.S. Investment Grade and U.S. Treasury holdings, as 2021 proved to be a challenging year for most fixed income assets. Relative to the benchmark, exposure to High Yield bonds, security selection in Investment Grade bonds, and duration positioning in U.S. Treasuries contributed to its outperformance.

The Fund often maintains significant holdings in a proprietary money market fund. We use equity index derivatives, such as stock index futures, to efficiently equitize these cash positions and manage the equity exposure of the portfolio. These derivatives are designed to track their respective market indexes. Investments in equity index derivatives were additive to performance over the past year.

Investment Objective

The investment objective of the Fund is to provide income and long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	10 Year	Share Class Inception Date
Conservative Allocation Fund Retail Class	4.64%	5.15%	6.25%	6/21/95
Conservative Allocation Fund Institutional Class	4.94%	5.52%	6.45%	10/31/16
Conservative Allocation Fund Adviser Class	5.04%	5.45%	6.41%	10/31/16
Morningstar Conservative Target Risk Index	2.26%	5.70%	4.57%	—
Blended Index	3.65%	6.00%	5.10%	—

Top 10 Holdings
as of December 31, 2021

1.	iShares 3-7 Year Treasury Bond ETF	19.2%
2.	Vanguard Short-Term Bond ETF	8.4%
3.	iShares JP Morgan USD Emerging Markets Bond ETF	7.0%
4.	Frost Total Return Bond Fund - Class I	2.9%
5.	Lord Abbett High Yield Fund - Class I	2.8%
6.	Segall Bryant & Hamill Plus Bond Fund - Class I	2.5%
7.	DoubleLine Total Return Bond Fund - Class I	2.4%
8.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2.4%
9.	iShares 0-5 Year High Yield Corporate Bond ETF	2.1%
10.	Pioneer Bond Fund - Class K	2.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2021 Annual Report | December 31, 2021	Page 13

Growth of $10,000
as of December 31, 2021

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Sector Concentration
as of December 31, 2021

Information Technology	29.0%
Healthcare	18.6%
Financials	11.9%
Consumer Discretionary	10.9%
Communication Services	8.6%
Industrials	6.4%
Energy	4.9%
Real Estate Investment Trust	3.6%
Consumer Staples	2.9%
Utilities	2.0%
Materials	1.2%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2021

U.S. Fixed Income	87.9%
International Fixed Income	12.1%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2021

Common Stocks (United States)	19.2%
Fixed Income Registered Investment Companies	57.6%
Money Market Registered Investment Companies	22.4%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

The Blended Index is comprised 18% of the S&P 500 Index, 12% of the average 90-day T-bills, and 70% of the Bloomberg U.S. Aggregate Bond Index.

Page 14	2021 Annual Report | December 31, 2021

Dynamic Allocation Fund

The Meeder Dynamic Allocation Fund Institutional Class returned 19.88% for the year ended December 31, 2021, compared to the Morningstar Aggressive Target Index benchmark return of 17.30%.

Dynamic Allocation maintains a more aggressive objective and remains nearly fully invested (95%) in the stock market. Our global equity allocation was a positive contributor to performance this year. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within the Dynamic Allocation Fund’s equity allocation, it maintained an overweight to U.S. and underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of U.S. equities compared to their international counterparts, the fund’s global equity allocation benefited performance.

The performance of our stock selection strategy for this fund was also strong in 2021. Within the U.S. portion of the Dynamic Allocation Fund’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to stocks displaying strong momentum and profitability were the two primary drivers of positive performance. From a sector perspective, the overweight to Information Technology and Healthcare sectors positively contributed to performance throughout the year, while the increase in allocation to Energy and Financial stocks in the second half of the year also generated positive returns.

A small portion of the fund (5%) is allocated to fixed income. While fixed income returns were negative, the Dynamic Allocation Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage credit quality and emerging market bond exposure. The rise in interest rates throughout the year led to negative returns in U.S. Investment Grade holdings, as 2021 proved to be a challenging year for most fixed income assets. Relative to the benchmark, exposure to High Yield bonds contributed to its outperformance during the year.

The Fund often maintains significant holdings in a proprietary money market fund. We use equity index derivatives, such as stock index futures, to efficiently equitize these cash positions and manage the equity exposure of the portfolio. These derivatives are designed to track their respective market indexes. Investments in equity index derivatives were additive to performance over the past year.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	10 Year	Share Class Inception Date
Dynamic Allocation Fund Retail Class	19.54%	13.62%	12.60%	2/29/00
Dynamic Allocation Fund Institutional Class	19.88%	14.06%	12.82%	10/31/16
Dynamic Allocation Fund Adviser Class	20.02%	13.94%	12.77%	10/31/16
Morningstar Aggressive Target Risk Index	17.30%	13.38%	11.93%	—
Blended Index	21.63%	15.54%	13.57%	—

Top 10 Holdings
as of December 31, 2021

1.	Microsoft Corp.	4.0%
2.	Apple, Inc.	3.0%
3.	iShares JP Morgan USD Emerging Markets Bond ETF	2.2%
4.	iShares Core U.S. Aggregate Bond ETF	2.2%
5.	Amazon.com, Inc.	1.8%
6.	Alphabet, Inc. - Class C	1.6%
7.	Alphabet, Inc. - Class A	1.5%
8.	Tesla, Inc.	1.4%
9.	UnitedHealth Group, Inc.	1.2%
10.	Johnson & Johnson	1.2%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2021 Annual Report | December 31, 2021	Page 15

Sector Concentration
as of December 31, 2021

Information Technology	28.8%
Healthcare	18.7%
Financials	11.8%
Consumer Discretionary	11.2%
Communication Services	8.6%
Industrials	6.7%
Energy	4.8%
Real Estate Investment Trust	3.6%
Consumer Staples	2.8%
Utilities	1.8%
Materials	1.2%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2021

U.S. Fixed Income	45.0%
International Fixed Income	45.1%
International Equity	9.9%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2021

Common Stocks (United States)	66.9%
Fixed Income Registered Investment Companies	4.5%
Equity Registered Investment Companies	0.5%
Money Market Registered Investment Companies	24.5%
Bank Obligations	0.3%
Other Assets/Liabilities (Net)	3.3%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Growth of $10,000
as of December 31, 2021

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

The Blended Index is comprised of 70% S&P 500 Index, 25% MSCI ACWI ex USA Index, and 5% Bloomberg U.S. Aggregate Bond Index.

Page 16	2021 Annual Report | December 31, 2021

Quantex Fund

The Meeder Quantex Fund Institutional Class returned 27.63% for the year ended December 31, 2021, compared to the S&P Midcap 400 Index benchmark return of 24.76%.

The fund maintains a more aggressive objective and remains fully invested (100%) in the U.S. stock market, primarily in U.S. midcap stocks. While the fund utilizes a quantitative strategy to identify small- and mid-cap stocks that have significant growth potential, it can also tactically allocate up to 40% of the portfolio to U.S. large-cap equities based on our expectations of market cap segments.

The performance of our stock selection strategy for this fund was good in 2021, allowing the fund to outperform its benchmark. With value stocks outperforming, the fund’s holdings in the Energy sector were profitable, including positions in Devon Energy, Marathon Oil, and Diamondback Energy. Our overweight to Chemicals and Equity REIT stocks were also positive contributors to performance. Travel stocks Wynn Resorts and Norwegian Cruise Line Holdings were among the detractors during the year. Our tactical exposure to U.S. large-cap equities during the second half of the year slightly detracted from performance, as US mid-cap stocks outperformed their large-cap peers between August through mid-November, with large-cap stocks regaining ground through the end of the year.

The Fund often maintains significant holdings in a proprietary money market fund. We use equity index derivatives, such as stock index futures, to efficiently equitize these cash positions and manage the equity exposure of the portfolio. These derivatives are designed to track their respective market indexes. Investments in equity index derivatives were additive to performance over the past year.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	10 Year	Share Class Inception Date
Quantex Fund Retail Class	27.34%	7.26%	11.24%	3/20/85
Quantex Fund Institutional Class	27.63%	7.55%	11.40%	10/31/16
Quantex Fund Adviser Class	27.68%	7.44%	11.34%	10/31/16
S&P MidCap 400 Index	24.76%	13.09%	14.20%	—
Russell 2000 Index	14.82%	12.02%	13.23%	—
Blended Index	19.79%	12.59%	13.76%	—

Top 10 Holdings
as of December 31, 2021

1.	CF Industries Holdings, Inc.	0.9%
2.	Devon Energy Corp.	0.8%
3.	Marathon Oil Corp.	0.8%
4.	Diamondback Energy, Inc.	0.8%
5.	F5, Inc.	0.8%
6.	Juniper Networks, Inc.	0.8%
7.	Comerica, Inc.	0.8%
8.	CH Robinson Worldwide, Inc.	0.8%
9.	A O Smith Corp.	0.8%
10.	Quanta Services, Inc.	0.8%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2021 Annual Report | December 31, 2021	Page 17

Growth of $10,000
as of December 31, 2021

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Sector Concentration
as of December 31, 2021

Consumer Discretionary	19.1%
Industrials	16.5%
Financials	15.1%
Information Technology	8.7%
Real Estate Investment Trust	7.9%
Energy	7.8%
Materials	7.5%
Utilities	7.1%
Healthcare	4.4%
Communication Services	4.1%
Consumer Staples	1.8%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Asset Allocation
as of December 31, 2021

Common Stocks (United States)	64.0%
Money Market Registered Investment Companies	32.6%
Other Assets/Liabilities (Net)	3.4%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

The Blended Index consists of 50% of the Russell 2000 Index and 50% of the S&P MidCap 400 Index.

Page 18	2021 Annual Report | December 31, 2021

Tactical Income Fund

The Meeder Tactical Income Institutional Class returned -1.62% for the year ended December 31, 2021, compared to the Bloomberg U.S. Treasury Bill 1-3 Month Index benchmark return of 0.04%. In April, the fund altered its name, strategy, and principal benchmark to reflect a change in strategy from one that emphasized investment grade securities to one in which the adviser tactically manages the portfolio across foreign or domestic fixed income securities of any credit quality or duration. In connection with the change in strategy, the fund changed its benchmark from the Bloomberg U.S. Aggregate Total Return Index to the Bloomberg U.S. Treasury Bill 1-3 Month Index.

With the new strategy, this fund tactically shifts portfolio exposure utilizing quantitative models designed to actively manage the credit quality, emerging market bond exposure, and duration of U.S. Treasury holdings. The fund significantly decreased its duration after the portfolio shift, ending the year at 3.9 years. Since the strategy was introduced, the Tactical Income Institutional Class returned 0.71% from April 6 through December 31, 2021, compared to the Bloomberg U.S. Treasury Bill 1-3 Month Index benchmark return of 0.02%.

The rise in interest rates throughout the year led to negative returns in both U.S. Investment Grade and U.S. Treasury holdings, as 2021 proved to be a challenging year for most fixed income assets. Relative to the benchmark, exposure to High Yield bonds and security selection in Investment Grade bonds contributed to performance, while exposure to Emerging Market bonds and U.S. Treasuries detracted from performance since June 1.

Investment Objective

The investment objective of the Fund is to provide long-term total return and income.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	10 Year	Share Class Inception Date
Tactical Income Fund Retail Class	-2.01%	2.86%	2.66%	6/30/11
Tactical Income Fund Institutional Class	-1.62%	3.30%	2.89%	10/31/16
Tactical Income Fund Adviser Class	-1.60%	3.20%	2.84%	10/31/16
Bloomberg 1-3 Month U.S. Treasury Bill Index	0.04%	1.08%	0.58%	—
Bloomberg U.S. Aggregate Bond Index	-1.54%	3.57%	2.90%	—

Top 10 Holdings
as of December 31, 2021

1.	iShares 3-7 Year Treasury Bond ETF	27.4%
2.	Vanguard Short-Term Bond ETF	10.3%
3.	iShares JP Morgan USD Emerging Markets Bond ETF	10.0%
4.	Lord Abbett High Yield Fund	4.0%
5.	Frost Total Return Bond Fund - Class I	3.9%
6.	Segall Bryant & Hamill Plus Bond Fund - Class I	3.5%
7.	DoubleLine Total Return Bond Fund - Class I	3.5%
8.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3.5%
9.	Pioneer Bond Fund - Class K	3.0%
10.	iShares 0-5 Year High Yield Corporate Bond ETF	3.0%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2021 Annual Report | December 31, 2021	Page 19

Growth of $10,000
as of December 31, 2021

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fixed Income Sector Concentration
as of December 31, 2021

Investment Grade	32.5%
U.S. Government	27.5%
Cash & Equivalents	19.6%
High-Yield	10.4%
Emerging Markets	10.0%
Total	100.0%

As a percentage of total fixed income securities. Concentrations are subject to change.

Page 20	2021 Annual Report | December 31, 2021

Institutional Prime Money Market Fund

The Meeder Institutional Prime Money Market Fund (the Fund) offers a floating net asset value (FNAV). A FNAV fund is characterized by a net asset value which could vary incrementally above or below $1.00 per share. The objective of this fund is to maintain a FNAV near $1.00 per share while offering competitive returns to shareholders. The adviser to the Fund accomplishes the objective by investing in short-term, high-quality money market debt obligations. Money market debt obligations may be offered by the U.S. Government and its agencies but may also include obligations of fundamentally sound corporate issuers.

Over the years, investors have demonstrated confidence in the money market fund industry because of a couple key features. Safety and liquidity are at the core of money fund investment strategy. Safety is expressed through the selection of investments which are anticipated to provide minimal principal volatility, while liquidity is generated by maintaining ample funds to accommodate investor requests to redeem shares. These attributes would prove important once again as the industry was challenged by an accommodative Federal Open Market Committee’s (FOMC) zero bound interest rate policy.

In 2021, the U.S. economy was on a steady path of recovery but was still faced with headwinds attributed to the Covid-19 pandemic and its variants. This would keep the FOMC on the sideline for the year favoring caution when setting and communicating policy. The stance was proven appropriate as virus variants named Delta and Omicron made their presence felt. But with vaccines in hand (arm), the workforce was more engaged filling job openings in sectors of the economy which were essentially closed the previous year. Consumers continued to showcase their financial health and need for normalcy by traveling, home buying, and welcoming back special events like concerts and festivals. As a result, with every action there is a reaction and, in this case, it would be the emergence of inflation. Supply chain interruptions and businesses struggling with a greater need for workers kick-started the need to raise wages and pay more for goods and services.

By the second half of 2021, market participants were eager to start the conversation surrounding a liftoff from an interest rate target range of 0.00% to 0.25%. It was these conversations and ones which followed that provided for more attractive investment options for money market investment managers. With government securities tied to the actions of the FOMC, high-quality corporate obligations began to offer attractive returns to fund managers. Throughout the year the advisor to the Fund built ample liquidity for opportunities such as this. Investment holdings in the Fund were overweight short-term securities, including but not limited to collateralized obligations. This provided abundant resources for the advisor to deploy assets to high-quality corporate obligations.

During the year, the portfolio management team targeted a weighted average maturity that accommodated the environment. Compliance metrics were well within regulated parameters. This strategy allowed the management team opportunity to alter investments as markets evolved. Currently, we believe the FOMC will start the process of lifting interest rates in 2022 embarking on a new policy cycle which may realize multiple actions throughout the year. We will be monitoring the economy and the FOMC closely for any potential deviations which would alter our strategy. Our sector allocation favors an overweight to high-quality liquid investments which provides the best opportunity to explore investment alternatives in short-term, high-quality corporate debt products without adding undo risk.

As we completed 2021, our belief was that the Fund should be positioned to maintain strong performance into 2022. In the event FOMC policy changes, we believe the portfolio will be positioned to perform in the resulting environment. Going forward we will continuously monitor strategy relative to market opportunities and act in the best interest of our shareholders.

Investment Objective

The investment objective of the Fund is to provide current income consistent with liquidity and the preservation of capital.

Average Annual Total Returns
as of December 31, 2021

	1 Year	5 Year	10 Year
Institutional Prime Money Market Fund	0.03%	1.15%	0.67%

Yields
as of December 31, 2021

	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Institutional Prime Money Market Fund	0.05%	-0.30%

Top 10 Holdings
as of December 31, 2021

1.	South Street Repo, 0.04%, due 1/3/2022	10.4%
2.	StoneX Repo, 0.19%, due 1/3/2022	7.2%
3.	Ebury Finance, LLC, 0.07%, due 1/3/2022	4.8%
4.	South Street Repo, 0.09%, due 1/3/2022	3.2%
5.	Caterpillar Financial Power Investment Floating Rate Demand Note, 0.20%	2.7%
6.	Cedar Springs Capital, 0.25%, due 3/21/2022	2.4%
7.	Federated Hermes Government Obligations Fund, 0.03%	2.0%
8.	Banco Santander Yankee CD, 0.22%, due 2/7/2022	1.6%
9.	Sumitomo Mitsui Trust Bank LTD/New York, NY Yankee CD, 0.18%, due 2/9/2022	1.6%
10.	MUFG Bank, LTD/New York, NY, 0.09%, due 1/3/2022	1.6%

As a percentage of total net assets.

2021 Annual Report | December 31, 2021	Page 21

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Sector Concentration
as of December 31, 2021

Commercial Paper	50.9%
Repurchase Agreements	21.5%
Variable Rate Demand Notes	10.5%
Corporate Obligations	7.4%
Certificates of Deposit	5.3%
Money Market Registered Investment Companies	2.4%
U.S. Government and Agency Obligations	1.5%
Bank Obligations	0.5%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Page 22	2021 Annual Report | December 31, 2021

2021 Annual Report
Fund Holdings & Financial Statements

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 66.9%
Communication Services — 5.9%
Activision Blizzard, Inc.	16,161	1,075,191
Alphabet, Inc. - Class C (1)	3,949	11,426,787
Alphabet, Inc. - Class A (1)	3,583	10,380,094
AMC Entertainment Holdings, Inc. (1)	5,331	145,003
AT&T, Inc.	333	8,192
Audacy, Inc. (1)	8	21
Cargurus, Inc. (1)	2,132	71,720
Cars.com, Inc. (1)	2,700	43,443
Cinemark Holdings, Inc. (1)	4,135	66,656
DHI Group, Inc. (1)	3,808	23,762
DISH Network Corp. (1)	246	7,980
Electronic Arts, Inc.	6,076	801,424
Emerald Holding, Inc. (1)	8	32
Entravision Communications Corp.	1,882	12,760
Fox Corp.	250	9,225
Gannett Co., Inc. (1)	48	256
Globalstar, Inc. (1)	43	50
Gogo, Inc. (1)	772	10,445
Gray Television, Inc.	3,165	63,806
IDT Corp. (1)	466	20,579
iHeartMedia, Inc. (1)	47	989
IMAX Corp. (1)	1,294	23,085
Integral Ad Science Holding Corp. (1)	909	20,189
Interpublic Group of Cos., Inc./The	24,019	899,512
Liberty Latin America, Ltd. - Class A (1)	3	35
Liberty Latin America, Ltd. - Class C (1)	1	11
Liberty Media Corp.-Liberty Braves - Class A (1)	1,445	41,544
Liberty Media Corp.-Liberty Braves - Class C (1)	2,825	79,383
Liberty TripAdvisor Holdings, Inc. (1)	8,364	18,150
Lions Gate Entertainment Corp. (1)	3,995	66,477
Live Nation Entertainment, Inc. (1)	578	69,181
LiveOne, Inc. (1)	32	41
Lumen Technologies, Inc.	10	126
Meta Platforms, Inc. (1)	26,523	8,921,011
Netflix, Inc. (1)	4,998	3,010,995
News Corp.	2,658	59,300
Nexstar Media Group, Inc.	15	2,265
Outbrain, Inc. (1)	21	294
Pinterest, Inc. (1)	1,117	40,603
Playtika Holding Corp. (1)	3	52
Roku, Inc. (1)	485	110,677
Sinclair Broadcast Group, Inc.	1,522	40,226
TEGNA, Inc.	4,421	82,054

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Thryv Holdings, Inc. (1)	15	617
Twitter, Inc. (1)	10,589	457,657
Verizon Communications, Inc.	64,647	3,359,058
Vimeo, Inc. (1)	2	36
WideOpenWest, Inc. (1)	5,688	122,406
World Wrestling Entertainment, Inc.	1,054	52,004
Yelp, Inc. (1)	4,712	170,763
Ziff Davis, Inc. (1)	4,871	539,999
		42,356,166

Consumer Discretionary — 7.4%
Abercrombie & Fitch Co. (1)	871	30,337
Academy Sports & Outdoors, Inc. (1)	3,874	170,069
Adient PLC (1)	1,317	63,058
Amazon.com, Inc. (1)	4,022	13,410,715
American Axle & Manufacturing Holdings, Inc. (1)	2,692	25,116
American Eagle Outfitters, Inc.	1,683	42,614
Aptiv PLC (1)	1,001	165,115
Aramark	6,659	245,384
Asbury Automotive Group, Inc. (1)	788	136,111
AutoNation, Inc. (1)	866	101,192
AutoZone, Inc. (1)	543	1,138,340
Barnes & Noble Education, Inc. (1)	1	7
Bath & Body Works, Inc.	1,639	114,386
Best Buy Co., Inc.	5,782	587,451
Big 5 Sporting Goods Corp. (2)	1,144	21,747
Big Lots, Inc.	1,331	59,962
Biglari Holdings, Inc. (1)	106	15,112
Boyd Gaming Corp. (1)	3,123	204,775
Brinker International, Inc. (1)	1,189	43,506
Buckle, Inc./The	2	85
Caleres, Inc.	1,221	27,692
Capri Holdings, Ltd. (1)	3,570	231,729
Carriage Services, Inc.	6	387
Cato Corp./The	8	137
Cavco Industries, Inc. (1)	1	318
Century Communities, Inc.	2	164
Chico’s FAS, Inc. (1)	295	1,587
Clarus Corp.	15	416
Conn’s, Inc. (1)	243	5,715
Container Store Group, Inc./The (1)	66	659
Crocs, Inc. (1)	3,473	445,308
Dana, Inc.	4,876	111,270
Designer Brands, Inc. (1)	1,028	14,608
Dick’s Sporting Goods, Inc.	3,654	420,173

The accompanying notes are an integral part of these financial statements.

Page 24	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Dollar Tree, Inc. (1)	989	138,974
Drive Shack, Inc. (1)	11	16
eBay, Inc.	8,726	580,279
Ethan Allen Interiors, Inc.	34	894
Etsy, Inc. (1)	596	130,488
Everi Holdings, Inc. (1)	4,402	93,983
Fisker, Inc. (1)	3	47
Flexsteel Industries, Inc.	4	107
Foot Locker, Inc.	5,761	251,352
Ford Motor Co.	43,803	909,788
Fossil Group, Inc. (1)	1,196	12,307
GameStop Corp. (1)	618	91,705
Gap, Inc./The	2,651	46,790
Garmin, Ltd.	10,336	1,407,453
General Motors Co. (1)	16,729	980,821
Genesco, Inc. (1)	2	128
Genius Brands International, Inc. (1)	1,129	1,185
Gentherm, Inc. (1)	1	87
Golden Entertainment, Inc. (1)	21	1,061
Goodyear Tire & Rubber Co./The (1)	6,327	134,892
GoPro, Inc. (1)	9	93
Greenlane Holdings, Inc. (1)	4,051	3,906
Group 1 Automotive, Inc.	319	62,275
Guess?, Inc.	2,630	62,278
Harley-Davidson, Inc.	1	38
Hibbett, Inc.	547	39,346
Home Depot, Inc./The	16,692	6,927,347
Houghton Mifflin Harcourt Co. (1)	1,171	18,853
Hovnanian Enterprises, Inc. (1)	10	1,273
International Game Technology PLC	11,233	324,746
JOANN, Inc.	641	6,654
Kohl’s Corp.	6,929	342,223
Kura Sushi USA, Inc. (1)	4	323
Lands’ End, Inc. (1)	1,028	20,180
Lazydays Holdings, Inc. (1)	18	388
Lear Corp.	1,366	249,910
Legacy Housing Corp. (1)	1	26
Lifetime Brands, Inc.	5	80
Liquidity Services, Inc. (1)	377	8,324
LKQ Corp.	552	33,137
Lovesac Co./The (1)	327	21,667
Lowe’s Cos., Inc.	17,637	4,558,812
Lululemon Athletica, Inc. (1)	1,254	490,878
Macy’s, Inc.	4,516	118,229
MGM Resorts International	7,730	346,922
Movado Group, Inc.	23	962

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Murphy USA, Inc.	1,322	263,395
Newell Brands, Inc.	4	87
Nordstrom, Inc. (1)	1,476	33,387
ODP Corp./The (1)	1,135	44,583
ONE Group Hospitality, Inc./The (1)	2	25
OneWater Marine, Inc.	2,429	148,096
O’Reilly Automotive, Inc. (1)	2,293	1,619,385
Overstock.com, Inc. (1)	45	2,655
Party City Holdco, Inc. (1)	7,551	42,059
Penn National Gaming, Inc. (1)	245	12,703
Penske Automotive Group, Inc.	449	48,142
Perdoceo Education Corp. (1)	8	94
Qurate Retail, Inc.	9,361	71,144
RCI Hospitality Holdings, Inc.	392	30,529
Red Robin Gourmet Burgers, Inc. (1)	3,432	56,731
Red Rock Resorts, Inc.	2,628	144,566
Revolve Group, Inc. (1)	2,708	151,756
Sally Beauty Holdings, Inc. (1)	1	18
Scientific Games Corp. (1)	1,541	102,985
SeaWorld Entertainment, Inc. (1)	1,210	78,481
Shoe Carnival, Inc.	2	78
Shutterstock, Inc.	1,470	162,994
Signet Jewelers, Ltd.	189	16,449
Skyline Champion Corp. (1)	1,154	91,143
Smith & Wesson Brands, Inc.	3,137	55,839
Sonos, Inc. (1)	10,545	314,241
Steven Madden, Ltd.	3,743	173,937
StoneMor, Inc. (1)	2	5
Tapestry, Inc.	7,221	293,173
Target Corp.	7,017	1,624,014
Target Hospitality Corp. (1)	20	71
Tempur Sealy International, Inc.	2,655	124,865
Tenneco, Inc. (1)	5,612	63,416
Terminix Global Holdings, Inc. (1)	2	90
Tesla, Inc. (1)	8,973	9,482,487
Thor Industries, Inc.	2,779	288,377
Tilly’s, Inc.	10	161
TopBuild Corp. (1)	1	276
Town Sports International Holdings, Inc. (1)	4,613	2
Tractor Supply Co.	1	239
Tupperware Brands Corp. (1)	1,570	24,005
Ulta Beauty, Inc. (1)	464	191,326
Urban Outfitters, Inc. (1)	1,106	32,472
Vera Bradley, Inc. (1)	18	153
Vista Outdoor, Inc. (1)	321	14,788
Waitr Holdings, Inc. (1)	4,213	3,118

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 25

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Weber, Inc.	5,744	74,270
Williams-Sonoma, Inc.	1,677	283,631
Winnebago Industries, Inc.	7,732	579,281
XPEL, Inc. (1)	418	28,541
		53,030,735

Consumer Staples — 2.0%
Albertsons Cos., Inc.	22,234	671,244
BJ’s Wholesale Club Holdings, Inc. (1)	30	2,009
Bunge, Ltd.	36,297	3,388,688
Celsius Holdings, Inc. (1)	304	22,669
Coca-Cola Co./The	23,359	1,383,086
Coca-Cola Consolidated, Inc.	1	619
Costco Wholesale Corp.	5,050	2,866,885
Coty, Inc. (1)	3	32
Darling Ingredients, Inc. (1)	549	38,040
Fresh Del Monte Produce, Inc.	451	12,448
General Mills, Inc.	1,616	108,886
Hershey Co./The	14,452	2,796,028
Hostess Brands, Inc. (1)	2	41
Ingles Markets, Inc.	182	15,714
Kroger Co./The	1	45
NewAge, Inc. (1)	14	14
PepsiCo, Inc.	12,368	2,148,445
Pilgrim’s Pride Corp. (1)	17	479
Rite Aid Corp. (1)	1	15
Simply Good Foods Co./The (1)	2,573	106,960
SpartanNash Co.	1	26
Spectrum Brands Holdings, Inc.	1,741	177,095
Tyson Foods, Inc.	4,157	362,324
Walgreens Boots Alliance, Inc.	4,104	214,065
Walmart, Inc.	1,999	289,235
		14,605,092

Energy — 2.4%
Alto Ingredients, Inc. (1)	706	3,396
Altus Midstream Co.	264	16,186
Amplify Energy Corp. (1)	9	28
Antero Midstream Corp.	50	484
Antero Resources Corp. (1)	1,231	21,543
APA Corp.	7,418	199,470
Ardmore Shipping Corp. (1)	2,145	7,250
Berry Corp.	2,368	19,939
Bristow Group, Inc. (1)	510	16,152
Cactus, Inc.	1,649	62,876
California Resources Corp.	10	427

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Cheniere Energy, Inc.	113	11,460
Chevron Corp.	25,684	3,014,017
CNX Resources Corp. (1)	13	179
Comstock Resources, Inc. (1)	65	526
ConocoPhillips	16,982	1,225,761
CONSOL Energy, Inc. (1)	4	91
Coterra Energy, Inc.	16	304
Crescent Energy, Inc. (1)	1	13
CVR Energy, Inc.	113	1,900
Delek US Holdings, Inc. (1)	5,848	87,662
Denbury, Inc. (1)	6	460
Devon Energy Corp.	14,147	623,175
DHT Holdings, Inc.	2,371	12,305
Diamondback Energy, Inc.	2,560	276,096
Dorian LPG, Ltd.	11	140
DT Midstream, Inc.	21	1,008
Energy Fuels, Inc./Canada (1)	41	313
EOG Resources, Inc.	6,570	583,613
Expro Group Holdings NV (1)	1,366	19,602
Exxon Mobil Corp.	64,997	3,977,166
Falcon Minerals Corp.	29	141
Frontline, Ltd./Bermuda (1)	10	71
FTS International, Inc. (1)	5	131
Golar LNG, Ltd. (1)	10	124
Hess Corp.	2,449	181,299
HollyFrontier Corp.	36	1,180
Kinder Morgan, Inc.	25	397
Kosmos Energy, Ltd. (1)	30	104
Laredo Petroleum, Inc. (1)	273	16,415
Magnolia Oil & Gas Corp.	1	19
Marathon Oil Corp.	3	49
Marathon Petroleum Corp.	34,583	2,212,966
Nabors Industries, Ltd. (1)	825	66,899
Newpark Resources, Inc. (1)	9	26
NextDecade Corp. (1)	2,035	5,800
NexTier Oilfield Solutions, Inc. (1)	15	53
Nine Energy Service, Inc. (1)	9,485	9,485
Nordic American Tankers, Ltd.	18	30
Northern Oil and Gas, Inc.	592	12,183
Occidental Petroleum Corp.	29,718	861,525
Oceaneering International, Inc. (1)	5,044	57,048
ONEOK, Inc.	18,615	1,093,817
Ovintiv, Inc.	4,837	163,007
Par Pacific Holdings, Inc. (1)	15	247
Patterson-UTI Energy, Inc.	2	17
Peabody Energy Corp. (1)	2,650	26,686

The accompanying notes are an integral part of these financial statements.

Page 26	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Phillips 66	10,082	730,542
Pioneer Natural Resources Co.	1,173	213,345
Profire Energy, Inc. (1)	59	63
Range Resources Corp. (1)	1,124	20,041
REX American Resources Corp. (1)	1	96
Schlumberger NV	18,642	558,328
SCorp.io Tankers, Inc.	830	10,632
SFL Corp., Ltd.	19	155
SM Energy Co.	2,445	72,079
Southwestern Energy Co. (1)	11,390	53,077
Talos Energy, Inc. (1)	2,767	27,117
Targa Resources Corp.	2,252	117,644
Teekay Corp. (1)	3,592	11,279
Teekay Tankers, Ltd. (1)	922	10,050
Tellurian, Inc. (1)	9	28
TETRA Technologies, Inc. (1)	27	77
Uranium Energy Corp. (1)	1,185	3,970
Ur-Energy, Inc. (1)	29	35
Valero Energy Corp.	4,105	308,327
W&T Offshore, Inc. (1)	747	2,413
Whiting Petroleum Corp. (1)	1	65
Williams Cos., Inc./The	1	26
World Fuel Services Corp.	2,956	78,245
		17,110,895

Financials — 8.0%
Affiliated Managers Group, Inc.	1,173	192,970
Aflac, Inc.	3,677	214,700
Alerus Financial Corp.	1	29
Allstate Corp./The	21,049	2,476,415
Ally Financial, Inc.	4,051	192,868
American Express Co.	1,748	285,973
American Financial Group, Inc./OH	2,414	331,490
American International Group, Inc.	67,342	3,829,066
American National Insurance Co. (1)	341	64,394
Ameris BanCorp.	3,426	170,204
Arch Capital Group, Ltd. (1)	1	44
Ares Commercial Real Estate Corp.	7	102
Argo Group International Holdings, Ltd.	1	58
Assurant, Inc.	1	156
Athene Holding, Ltd. (1)	19,402	1,616,769
Atlanticus Holdings Corp. (1)	129	9,200
BanCorp, Inc./The (1)	5	127
Bank of America Corp.	77,398	3,443,437
Bank of New York Mellon Corp./The	17,080	992,006
Bank OZK	1,888	87,849

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Berkshire Hathaway, Inc. (1)	21,949	6,562,751
Berkshire Hills BanCorp., Inc.	3	85
BGC Partners, Inc.	1,329	6,180
Blackstone, Inc.	10,985	1,421,349
Blue Ridge Bankshares, Inc.	27	483
Bridgewater Bancshares, Inc. (1)	2	35
Brighthouse Financial, Inc. (1)	2,235	115,773
Brightsphere Investment Group, Inc.	1	26
Byline BanCorp., Inc.	15	410
Cambridge BanCorp.	1	94
Capital BanCorp., Inc.	246	6,445
Capital One Financial Corp.	8,931	1,295,799
Capstar Financial Holdings, Inc.	12	252
Carlyle Group, Inc./The	23	1,263
Charles Schwab Corp./The	19,234	1,617,579
Chimera Investment Corp.	49,306	743,534
Chubb, Ltd.	3	580
CIT Group, Inc.	2,049	105,196
Citigroup, Inc.	22,533	1,360,768
Citizens Financial Group, Inc.	7,232	341,712
Civista Bancshares, Inc.	1,275	31,110
CNA Financial Corp.	3	132
CNO Financial Group, Inc.	1	24
Cohen & Steers, Inc.	1	93
Comerica, Inc.	586	50,982
Curo Group Holdings Corp.	3,141	50,287
Diamond Hill Investment Group, Inc.	1	194
East West BanCorp., Inc.	5,414	425,974
Ellington Financial, Inc.	13,923	237,944
Enstar Group, Ltd. (1)	1	248
Equity Bancshares, Inc.	11	373
Evercore, Inc.	4,914	667,567
Everest Re Group, Ltd.	1	274
Fidelity National Financial, Inc.	44,116	2,301,973
Fifth Third BanCorp.	21,939	955,443
Financial Institutions, Inc.	5	159
First American Financial Corp.	21,291	1,665,595
First BanCorp./Puerto Rico	47	648
First Bank/Hamilton NJ	7	102
First Community Bankshares, Inc.	5	167
Five Star BanCorp.	1	30
Flagstar BanCorp., Inc.	1	48
FS BanCorp., Inc.	3	101
GAMCO Investors, Inc.	3	75
Genworth Financial, Inc. (1)	26	105
Goldman Sachs Group, Inc./The	294	112,470

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 27

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Great Western BanCorp., Inc.	2	68
Hancock Whitney Corp.	2,115	105,792
Hanmi Financial Corp.	11	260
Hanover Insurance Group, Inc./The	1	131
HarborOne BanCorp., Inc.	22	326
Hartford Financial Services Group, Inc./The	5,375	371,090
HBT Financial, Inc.	1	19
Home BanCorp., Inc.	4	166
HomeTrust Bancshares, Inc.	1	31
Invesco, Ltd.	9,836	226,425
Investors BanCorp., Inc.	1	15
Investors Title Co.	1	197
Janus Henderson Group PLC	4,678	196,195
Jefferies Financial Group, Inc.	3,403	132,036
JPMorgan Chase & Co.	19,193	3,039,212
Kearny Financial Corp./MD	6	80
KeyCorp.	3	69
KKR & Co., Inc.	14,074	1,048,513
LendingClub Corp. (1)	1,381	33,393
Lincoln National Corp.	5	341
Loews Corp.	1	58
Luther Burbank Corp.	6	84
Maiden Holdings, Ltd. (1)	61	187
Marlin Business Services Corp.	2,308	53,730
Marsh & McLennan Cos., Inc.	7,133	1,239,858
MBIA, Inc. (1)	1,925	30,396
Medley Management, Inc. (1)	235	2
Merchants BanCorp./IN	3	142
Meta Financial Group, Inc.	1,943	115,919
MetLife, Inc.	16,911	1,056,768
Metrocity Bankshares, Inc.	5	138
Metropolitan Bank Holding Corp. (1)	4	426
MFA Financial, Inc.	33	150
MGIC Investment Corp.	4	58
Moelis & Co.	4,983	311,487
Morgan Stanley	27,162	2,666,222
Mr Cooper Group, Inc. (1)	1,667	69,364
MVB Financial Corp.	5	208
New Residential Investment Corp.	3	32
New York Mortgage Trust, Inc.	27	100
Northfield BanCorp., Inc.	13	210
Northrim BanCorp., Inc.	3,140	136,464
Old Republic International Corp.	105	2,581
OneMain Holdings, Inc.	3,080	154,123
PacWest BanCorp.	4,000	180,680
Pinnacle Financial Partners, Inc.	222	21,201

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Pioneer BanCorp., Inc./NY (1)	2	23
Piper Sandler Cos.	947	169,049
PNC Financial Services Group, Inc./The	3,350	671,742
Popular, Inc.	3,075	252,273
Premier Financial Corp.	1	31
Provident BanCorp., Inc.	10	186
Provident Financial Services, Inc.	10	242
Prudential Financial, Inc.	4,976	538,602
Pzena Investment Management, Inc.	7,983	75,599
QCR Holdings, Inc.	1	56
Raymond James Financial, Inc.	1,757	176,403
RBB BanCorp.	6,287	164,719
Redwood Trust, Inc.	4,699	61,980
Regional Management Corp.	10	575
Regions Financial Corp.	32,846	716,043
Rocket Cos., Inc.	3	42
Safety Insurance Group, Inc.	1	85
Santander Consumer USA Holdings, Inc.	8,221	345,446
Sculptor Capital Management, Inc.	49	1,046
Siebert Financial Corp. (1)	993	2,304
Signature Bank/New York NY	927	299,857
Silvercrest Asset Management Group, Inc.	129	2,215
Simmons First National Corp.	1	30
SLM Corp.	12,530	246,465
SmartFinancial, Inc.	6	164
South Plains Financial, Inc.	7	195
Southern First Bancshares, Inc. (1)	3	187
Southern Missouri BanCorp., Inc.	2	104
Spirit of Texas Bancshares, Inc.	8	230
StepStone Group, Inc.	862	35,833
Stewart Information Services Corp.	13,930	1,110,639
Summit Financial Group, Inc.	2	55
SVB Financial Group (1)	403	273,331
Synchrony Financial	29,524	1,369,618
Synovus Financial Corp.	1,518	72,667
Tiptree, Inc.	258	3,568
Towne Bank/Portsmouth VA	8	253
Travelers Cos., Inc./The	3	469
Truist Financial Corp.	13,277	777,368
Umpqua Holdings Corp.	18,473	355,421
Universal Insurance Holdings, Inc.	1	17
Upstart Holdings, Inc. (1)	416	62,941
US BanCorp.	18,861	1,059,422
Value Line, Inc.	1	47
Velocity Financial, Inc. (1)	10	137
Virtus Investment Partners, Inc.	1	297

The accompanying notes are an integral part of these financial statements.

Page 28	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Walker & Dunlop, Inc.	3,075	463,956
Washington Federal, Inc.	2	67
Wells Fargo & Co.	44,760	2,147,585
West BanCorp., Inc.	4	124
Western Alliance BanCorp.	1,529	164,597
Zions BanCorp. NA	9,426	595,346
		57,404,887

Healthcare — 12.5%
89bio, Inc. (1)	6	78
Abbott Laboratories	2,576	362,546
AbbVie, Inc.	47,152	6,384,381
Abeona Therapeutics, Inc. (1)	1,696	572
ADMA Biologics, Inc. (1)	658	928
Adverum Biotechnologies, Inc. (1)	24	42
Aeglea BioTherapeutics, Inc. (1)	7	33
Affimed NV (1)	3,391	18,718
Agenus, Inc. (1)	13	42
Agilent Technologies, Inc.	12,855	2,052,301
Agiliti, Inc. (1)	333	7,712
Akebia Therapeutics, Inc. (1)	18	41
Akoya Biosciences, Inc. (1)	3	46
Alector, Inc. (1)	608	12,555
Alkermes PLC (1)	4,209	97,901
Allakos, Inc. (1)	717	7,019
Alnylam Pharmaceuticals, Inc. (1)	1,404	238,090
Alpha Teknova, Inc. (1)	4	82
AmerisourceBergen Corp.	7,517	998,934
Amgen, Inc.	19,274	4,336,072
Amicus Therapeutics, Inc. (1)	2,175	25,121
AMN Healthcare Services, Inc. (1)	61	7,462
Amneal Pharmaceuticals, Inc. (1)	7,487	35,863
Ampio Pharmaceuticals, Inc. (1)	13	7
Anavex Life Sciences Corp. (1)	183	3,173
ANI Pharmaceuticals, Inc. (1)	17	783
Anthem, Inc.	5,867	2,719,589
Apellis Pharmaceuticals, Inc. (1)	283	13,380
Apollo Medical Holdings, Inc. (1)	848	62,311
Applied Therapeutics, Inc. (1)	415	3,714
Apria, Inc. (1)	38	1,239
Arbutus Biopharma Corp. (1)	6,765	26,316
Arcutis Biotherapeutics, Inc. (1)	1,741	36,108
Arrowhead Pharmaceuticals, Inc. (1)	1,436	95,207
Arvinas, Inc. (1)	1,282	105,303
Asensus Surgical, Inc. (1)	15	17
Assertio Holdings, Inc. (1)	3,562	7,765

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Atara Biotherapeutics, Inc. (1)	1	16
Avalo Therapeutics, Inc. (1)	9,142	15,541
Aveanna Healthcare Holdings, Inc. (1)	26	192
Avid Bioservices, Inc. (1)	7,154	208,754
Beam Therapeutics, Inc. (1)	843	67,179
Beyondspring, Inc. (1)	962	4,358
BioCryst Pharmaceuticals, Inc. (1)	5,753	79,679
Biohaven Pharmaceutical Holding Co., Ltd. (1)	141	19,431
Biomea Fusion, Inc. (1)	1	7
Bio-Rad Laboratories, Inc. (1)	593	448,053
Blueprint Medicines Corp. (1)	993	106,360
Bridgebio Pharma, Inc. (1)	1,117	18,632
Bristol-Myers Squibb Co.	47,439	2,957,822
Brooklyn ImmunoTherapeutics, Inc. (1)	5	21
Bruker Corp.	4,294	360,310
Cardinal Health, Inc.	22,608	1,164,086
CareDx, Inc. (1)	1,029	46,799
CASI Pharmaceuticals, Inc. (1)	1,497	1,198
Cassava Sciences, Inc. (1)	526	22,986
Castlight Health, Inc. (1)	21	32
Catalent, Inc. (1)	4,491	574,983
Catalyst Pharmaceuticals, Inc. (1)	8,266	55,961
Celcuity, Inc. (1)	67	884
Celldex Therapeutics, Inc. (1)	32	1,236
Centene Corp. (1)	1,109	91,382
Centogene NV (1)	2,360	12,339
Cerevel Therapeutics Holdings, Inc. (1)	1,746	56,605
Cerner Corp.	28,314	2,629,521
Charles River Laboratories International, Inc. (1)	1,147	432,167
Clene, Inc. (1)	11	45
Codexis, Inc. (1)	152	4,753
Community Health Systems, Inc. (1)	3,389	45,108
Computer Programs and Systems, Inc. (1)	9	264
Cross Country Healthcare, Inc. (1)	162	4,497
Curis, Inc. (1)	28	133
CVS Health Corp.	21,999	2,269,417
Cyteir Therapeutics, Inc. (1)	3	34
Cytokinetics, Inc. (1)	171	7,794
Danaher Corp.	12,851	4,228,108
Denali Therapeutics, Inc. (1)	598	26,671
Durect Corp. (1)	15	15
Dynavax Technologies Corp. (1)	1,398	19,670
Dyne Therapeutics, Inc. (1)	4	48
Editas Medicine, Inc. (1)	1,239	32,895
Edwards Lifesciences Corp. (1)	2	259

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 29

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Eiger BioPharmaceuticals, Inc. (1)	6	31
Eli Lilly & Co.	11,674	3,224,592
Eloxx Pharmaceuticals, Inc. (1)	11,839	8,361
Enanta Pharmaceuticals, Inc. (1)	115	8,600
Endo International PLC (1)	4,548	17,100
Enochian Biosciences, Inc. (1)	1	7
Evolent Health, Inc. (1)	336	9,297
Exact Sciences Corp. (1)	430	33,467
Forte Biosciences, Inc. (1)	2	4
Fulcrum Therapeutics, Inc. (1)	2	35
Fulgent Genetics, Inc. (1)	1	101
Galectin Therapeutics, Inc. (1)	3,817	7,901
Genprex, Inc. (1)	4,483	5,873
Gilead Sciences, Inc.	42,000	3,049,620
Globus Medical, Inc. (1)	6,470	467,134
Greenwich Lifesciences, Inc. (1)	3	73
HCA Healthcare, Inc.	4,869	1,250,943
Horizon Therapeutics Plc (1)	6,508	701,302
Humanigen, Inc. (1)	17	63
iBio, Inc. (1)	23	13
Ideaya Biosciences, Inc. (1)	1	24
Illumina, Inc. (1)	328	124,784
ImmunoGen, Inc. (1)	19	141
, Inc.yte Corp. (1)	7,089	520,333
Infinity Pharmaceuticals, Inc. (1)	24	54
Innoviva, Inc. (1)	3	52
Inotiv, Inc. (1)	973	40,934
Instil Bio, Inc. (1)	3	51
Intellia Therapeutics, Inc. (1)	832	98,376
Johnson & Johnson	48,560	8,307,159
Jounce Therapeutics, Inc. (1)	1,370	11,440
Kezar Life Sciences, Inc. (1)	1,780	29,762
Kronos Bio, Inc. (1)	3	41
La Jolla Pharmaceutical Co. (1)	1,666	7,747
Laboratory Corp. of America Holdings (1)	1	314
Lexicon Pharmaceuticals, Inc. (1)	82	323
MannKind Corp. (1)	7,895	34,501
Maravai LifeSciences Holdings, Inc. (1)	680	28,492
Marinus Pharmaceuticals, Inc. (1)	3	36
McKesson Corp.	7,797	1,938,100
Medtronic PLC	25,872	2,676,458
MeiraGTx Holdings plc (1)	2	47
Merck & Co., Inc.	54,547	4,180,482
Mirati Therapeutics, Inc. (1)	597	87,574
Moderna, Inc. (1)	4,412	1,120,560
Morphic Holding, Inc. (1)	4	190

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Multiplan Corp. (1)	13	58
Myriad Genetics, Inc. (1)	1,192	32,899
Natera, Inc. (1)	1,553	145,035
National HealthCare Corp.	2	136
National Research Corp.	1	42
Nektar Therapeutics (1)	5	68
NextGen Healthcare, Inc. (1)	5	89
Novavax, Inc. (1)	738	105,586
Oak Street Health, Inc. (1)	1	33
Ocugen, Inc. (1)	2,207	10,042
Oncocyte Corp. (1)	1,690	3,667
OPKO Health, Inc. (1)	12	58
OptimizeRx Corp. (1)	492	30,558
Oramed Pharmaceuticals, Inc. (1)	2,302	32,873
Organogenesis Holdings, Inc. (1)	64	591
Organon & Co.	8,013	243,996
Palatin Technologies, Inc. (1)	15,677	8,020
PerkinElmer, Inc.	3,368	677,170
Perrigo Co. PLC	12,659	492,435
Pfizer, Inc.	71,036	4,194,676
Phreesia, Inc. (1)	1	42
Precigen, Inc. (1)	6,606	24,508
Precision BioSciences, Inc. (1)	19	141
Premier, Inc.	4	165
Prothena Corp. PLC (1)	427	21,094
Puma Biotechnology, Inc. (1)	1,619	4,922
Quest Diagnostics, Inc.	4,054	701,383
Quidel Corp. (1)	660	89,093
Radius Health, Inc. (1)	634	4,387
Regeneron Pharmaceuticals, Inc. (1)	5,229	3,302,218
REGENXBIO, Inc. (1)	2	65
Rocket Pharmaceuticals, Inc. (1)	143	3,122
Sage Therapeutics, Inc. (1)	761	32,373
Sangamo Therapeutics, Inc. (1)	4	30
Select Medical Holdings Corp.	3	88
Senseonics Holdings, Inc. (1)	13	35
Sesen Bio, Inc. (1)	5,807	4,733
Solid Biosciences, Inc. (1)	17	30
Sorrento Therapeutics, Inc. (1)	2,630	12,230
Spectrum Pharmaceuticals, Inc. (1)	16	20
SpringWorks Therapeutics, Inc. (1)	532	32,973
STAAR Surgical Co. (1)	845	77,149
Surface Oncology, Inc. (1)	2	10
Sutro Biopharma, Inc. (1)	1,316	19,582
Talaris Therapeutics, Inc. (1)	4	61
Tenet Healthcare Corp. (1)	996	81,363

The accompanying notes are an integral part of these financial statements.

Page 30	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Thermo Fisher Scientific, Inc.	6,371	4,250,986
TransMedics Group, Inc. (1)	2	38
Triple-S Management Corp. (1)	1,198	42,745
Twist Bioscience Corp. (1)	766	59,281
Tyme Technologies, Inc. (1)	1,924	1,160
Ultragenyx Pharmaceutical, Inc. (1)	854	71,813
UnitedHealth Group, Inc.	15,114	7,589,344
Universal Health Services, Inc.	2,004	259,839
Veracyte, Inc. (1)	2,304	94,925
Verastem, Inc. (1)	20	41
Verrica Pharmaceuticals, Inc. (1)	1	9
Viatris, Inc.	29,587	400,312
Viemed Healthcare, Inc. (1)	16	84
ViewRay, Inc. (1)	2,321	12,789
Viking Therapeutics, Inc. (1)	7	32
VistaGen Therapeutics, Inc. (1)	40	78
Voyager Therapeutics, Inc. (1)	65	176
Waters Corp. (1)	1	373
WaVe Life Sciences, Ltd. (1)	156	490
West Pharmaceutical Services, Inc.	3,853	1,807,096
XOMA Corp. (1)	3	63
Zentalis Pharmaceuticals, Inc. (1)	858	72,123
ZIOPHARM Oncology, Inc. (1)	1,891	2,061
Zoetis, Inc.	14,291	3,487,433
		90,213,328

Industrials — 4.4%
ACCO Brands Corp.	9	74
Acuity Brands, Inc.	1,371	290,268
AGCO Corp.	2,349	272,531
Altra Industrial Motion Corp.	1	52
Ameresco, Inc. (1)	338	27,527
ArcBest Corp.	432	51,775
Atkore, Inc. (1)	1,186	131,871
Atlas Air Worldwide Holdings, Inc. (1)	2,004	188,616
Avis Budget Group, Inc. (1)	518	107,418
Axon Enterprise, Inc. (1)	470	73,790
AZZ, Inc.	3,303	182,623
Babcock & Wilcox Enterprises, Inc. (1)	14	126
Boise Cascade Co.	12,845	914,564
Builders FirstSource, Inc. (1)	2,458	210,675
Carrier Global Corp.	4,276	231,930
Caterpillar, Inc.	1,076	222,452
Cintas Corp.	1,152	510,532
Clean Harbors, Inc. (1)	3	299
CompX International, Inc.	4	90

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Concrete Pumping Holdings, Inc. (1)	12	98
Copart, Inc. (1)	6,310	956,722
Core & Main, Inc. (1)	260	7,888
Covenant Logistics Group, Inc. (1)	1,146	30,289
Crane Co.	1	102
CSX Corp.	20,830	783,208
Dover Corp.	2,521	457,814
Eaton Corp. PLC	7,381	1,275,584
EMCOR Group, Inc.	2,837	361,405
Emerson Electric Co.	10,481	974,419
Encore Wire Corp.	383	54,807
EnerSys	128	10,120
Fastenal Co.	2	128
Franklin Covey Co. (1)	5	232
Franklin Electric Co., Inc.	705	66,665
FTC Solar, Inc. (1)	208	1,572
FuelCell Energy, Inc. (1)	1,149	5,975
Genco Shipping & Trading, Ltd.	4,344	69,504
Generac Holdings, Inc. (1)	2,447	861,148
General Dynamics Corp.	10,076	2,100,544
GrafTech International, Ltd.	6,600	78,078
Granite Construction, Inc.	3	116
Helios Technologies, Inc.	126	13,251
Herc Holdings, Inc.	1,889	295,723
Heritage-Crystal Clean, Inc. (1)	3	96
Hertz Global Holdings, Inc. (1)	48	1,200
Hillenbrand, Inc.	2,804	145,780
HireQuest, Inc.	4	81
Hub Group, Inc. (1)	601	50,628
Hubbell, Inc.	3,022	629,392
Huntington Ingalls Industries, Inc.	5,641	1,053,400
Ideanomics, Inc. (1)	21	25
Interface, Inc.	14	223
JB Hunt Transport Services, Inc.	2,679	547,588
Johnson Controls International plc	32,394	2,633,956
Kadant, Inc.	1	230
Karat Packaging, Inc. (1)	307	6,204
Korn Ferry	1	76
L3Harris Technologies, Inc.	240	51,178
Lawson Products, Inc./DE (1)	1	55
Luxfer Holdings PLC	5	97
Manitowoc Co., Inc./The (1)	5,284	98,230
ManpowerGroup, Inc.	10,290	1,001,526
Matson, Inc.	51	4,592
Mayville Engineering Co., Inc. (1)	2	30
Meritor, Inc. (1)	578	14,323

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 31

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Mesa Air Group, Inc. (1)	3,006	16,834
Miller Industries, Inc./TN	4,237	141,516
Mistras Group, Inc. (1)	5	37
Montrose Environmental Group, Inc. (1)	1	71
Mueller Industries, Inc.	6,082	361,028
MYR Group, Inc. (1)	755	83,465
NL Industries, Inc.	8	59
Norfolk Southern Corp.	187	55,672
Northrop Grumman Corp.	2,093	810,138
nVent Electric PLC	4,725	179,550
Old Dominion Freight Line, Inc.	1,934	693,107
Oshkosh Corp.	1	113
Owens Corning	3,444	311,682
PAM Transportation Services, Inc. (1)	6	426
Plug Power, Inc. (1)	4,450	125,624
Quad/Graphics, Inc. (1)	7,050	28,200
Quanta Services, Inc.	28,269	3,241,324
Raytheon Technologies Corp.	16,723	1,439,181
Regal Rexnord Corp.	2,681	456,253
Republic Services, Inc.	2	279
Resideo Technologies, Inc. (1)	2,285	59,479
REV Group, Inc.	16	226
RR Donnelley & Sons Co. (1)	73	822
Rush Enterprises, Inc.	883	49,130
Ryder System, Inc.	7,661	631,496
Saia, Inc. (1)	514	173,233
Schneider National, Inc.	2,248	60,494
Sensata Technologies Holding PLC (1)	1	62
Shyft Group, Inc./The	1,662	81,654
SkyWest, Inc. (1)	6,982	274,393
Sterling Construction Co., Inc. (1)	4	105
Terex Corp.	6,234	273,984
Textainer Group Holdings, Ltd.	2,525	90,168
Textron, Inc.	13,666	1,055,015
Titan International, Inc. (1)	3,941	43,193
Triton International, Ltd.	3,310	199,361
Triumph Group, Inc. (1)	22	408
TrueBlue, Inc. (1)	901	24,931
UFP Industries, Inc.	1	92
United Parcel Service, Inc.	6,957	1,491,163
United Rentals, Inc. (1)	224	74,433
Valmont Industries, Inc.	1,779	445,640
Vectrus, Inc. (1)	1,245	56,984
Vicor Corp. (1)	429	54,474
Waste Management, Inc.	1	167
Watts Water Technologies, Inc.	1	194

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
WESCO International, Inc. (1)	2,010	264,496
WillScot Mobile Mini Holdings Corp. (1)	3	123
Yellow Corp. (1)	1,096	13,799
		31,425,793

Information Technology — 19.6%
3D Systems Corp. (1)	378	8,142
A10 Networks, Inc.	218	3,614
Accenture PLC	2,979	1,234,944
ACI Worldwide, Inc. (1)	4,532	157,260
Adobe, Inc. (1)	7,077	4,013,084
Advanced Micro Devices, Inc. (1)	16,182	2,328,590
Alliance Data Systems Corp.	4,781	318,271
Alpha & Omega Semiconductor, Ltd. (1)	6	363
Ambarella, Inc. (1)	536	108,749
American Software, Inc./GA	1,658	43,390
Amkor Technology, Inc.	6,889	170,778
Amphenol Corp.	2	175
Analog Devices, Inc.	3,688	648,240
Apple, Inc.	127,610	22,659,708
Applied Materials, Inc.	29,765	4,683,820
Arrow Electronics, Inc. (1)	9,085	1,219,843
Asana, Inc. (1)	2,311	172,285
Atlassian Corp. PLC (1)	1,972	751,904
Autodesk, Inc. (1)	1,436	403,789
Aviat Networks, Inc. (1)	3,061	98,197
Avnet, Inc.	8,225	339,117
Axcelis Technologies, Inc. (1)	2,247	167,536
Belden, Inc.	544	35,757
Bill.com Holdings, Inc. (1)	860	214,269
Box, Inc. (1)	1,946	50,966
Broadcom, Inc.	3,186	2,119,996
Cadence Design Systems, Inc. (1)	11,219	2,090,661
Calix, Inc. (1)	2,814	225,036
CDK Global, Inc.	11,029	460,350
CDW Corp./DE	10,306	2,110,463
ChannelAdvisor Corp. (1)	5,031	124,165
Cisco Systems, Inc./Delaware	62,831	3,981,600
Cloudflare, Inc. (1)	3,554	467,351
Cognex Corp.	180	13,997
CommVault Systems, Inc. (1)	1,665	114,752
Concentrix Corp.	743	132,715
Conduent, Inc. (1)	10,910	58,259
Consensus Cloud Solutions, Inc. (1)	5	289
Crowdstrike Holdings, Inc. (1)	2,098	429,566
Datadog, Inc. (1)	1,253	223,172

The accompanying notes are an integral part of these financial statements.

Page 32	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Dell Technologies, Inc. (1)	1	56
Diebold Nixdorf, Inc. (1)	4	36
Digital Turbine, Inc. (1)	2,175	132,653
Diodes, Inc. (1)	2,707	297,256
Dolby Laboratories, Inc.	2,125	202,343
Dropbox, Inc. (1)	25,057	614,899
Duck Creek Technologies, Inc. (1)	1	30
DXC Technology Co. (1)	5,551	178,687
Dynatrace, Inc. (1)	3,237	195,353
DZS, Inc. (1)	3	49
Ebix, Inc.	803	24,411
EMCORE Corp. (1)	12	84
EPAM Systems, Inc. (1)	2,694	1,800,804
Extreme Networks, Inc. (1)	3	47
First Solar, Inc. (1)	1	87
Fortinet, Inc. (1)	4,243	1,524,934
Gartner, Inc. (1)	7,525	2,515,758
GreenSky, Inc. (1)	22	250
Grid Dynamics Holdings, Inc. (1)	697	26,465
GTY Technology Holdings, Inc. (1)	2	13
Hewlett Packard Enterprise Co.	26,424	416,706
HP, Inc.	60,677	2,285,703
HubSpot, Inc. (1)	846	557,641
IBEX Holdings, Ltd. (1)	5	64
Identiv, Inc. (1)	3	84
Intel Corp.	53,773	2,769,310
Intuit, Inc.	7,685	4,943,146
Iteris, Inc. (1)	4	16
Jabil, Inc.	22,184	1,560,644
Juniper Networks, Inc.	1	36
Keysight Technologies, Inc. (1)	1	207
Kimball Electronics, Inc. (1)	1,364	29,681
KLA Corp.	9,583	4,121,744
Kulicke & Soffa Industries, Inc.	2,806	169,875
Kyndryl Holdings, Inc. (1)	3,465	62,717
Lam Research Corp.	1,537	1,105,334
Lattice Semiconductor Corp. (1)	4,631	356,865
Manhattan Associates, Inc. (1)	4,712	732,669
Marathon Digital Holdings, Inc. (1)	1,225	40,254
MaxLinear, Inc. (1)	5	377
McAfee Corp.	11,721	302,285
MeridianLink, Inc. (1)	1	22
Methode Electronics, Inc.	10	492
Micron Technology, Inc.	11,443	1,065,915
Microsoft Corp.	86,416	29,063,415
Mimecast, Ltd. (1)	2,782	221,364

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
MoneyGram International, Inc. (1)	4,914	38,771
MongoDB, Inc. (1)	312	165,157
Monolithic Power Systems, Inc.	47	23,187
N-able, Inc. (1)	11	122
Napco Security Technologies, Inc. (1)	2	100
NCR Corp. (1)	7,204	289,601
NortonLifeLock, Inc.	20,591	534,954
NVIDIA Corp.	26,731	7,861,854
NXP Semiconductors NV	1,199	273,108
ON Semiconductor Corp. (1)	2,268	154,043
Onto Innovation, Inc. (1)	3	304
Oracle Corp.	29,755	2,594,934
Palo Alto Networks, Inc. (1)	3,465	1,929,173
Paycom Software, Inc. (1)	1,803	748,588
Paylocity Holding Corp. (1)	827	195,304
Perficient, Inc. (1)	818	105,759
Photronics, Inc. (1)	18	339
Plantronics, Inc. (1)	816	23,941
Power Integrations, Inc.	805	74,776
Priority Technology Holdings, Inc. (1)	1,615	11,434
Progress Software Corp.	8,052	388,670
Qorvo, Inc. (1)	360	56,300
Rimini Street, Inc. (1)	2,393	14,286
Riot Blockchain, Inc. (1)	1,483	33,115
salesforce.com, Inc. (1)	9,235	2,346,891
Sanmina Corp. (1)	1,561	64,719
ScanSource, Inc. (1)	25	877
SecureWorks Corp. (1)	648	10,349
SiTime Corp. (1)	152	44,466
SMART Global Holdings, Inc. (1)	413	29,319
Smartsheet, Inc. (1)	687	53,208
Sprout Social, Inc. (1)	3,693	334,918
SPS Commerce, Inc. (1)	5,506	783,779
SS&C Technologies Holdings, Inc.	45,761	3,751,487
StarTek, Inc. (1)	2,933	15,310
Stratasys, Ltd. (1)	1,038	25,421
Synaptics, Inc. (1)	1,022	295,879
Synopsys, Inc. (1)	131	48,274
Teradata Corp. (1)	3,058	129,873
Teradyne, Inc.	1,645	269,007
Texas Instruments, Inc.	15,378	2,898,292
Trade Desk, Inc./The (1)	4,044	370,592
Trimble, Inc. (1)	4,530	394,971
TTEC Holdings, Inc.	366	33,141
Ultra Clean Holdings, Inc. (1)	77	4,417
Veritone, Inc. (1)	224	5,036

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 33

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Viant Technology, Inc. (1)	6,174	59,919
Visa, Inc.	5,823	1,261,902
VMware, Inc.	4,170	483,220
Workday, Inc. (1)	2,226	608,099
Workiva, Inc. (1)	1,820	237,492
Xilinx, Inc.	1,325	280,940
Xperi Holding Corp.	11,416	215,877
Zebra Technologies Corp. (1)	1,483	882,682
Zscaler, Inc. (1)	675	216,898
		141,381,019

Materials — 0.8%
Albemarle Corp.	1,399	327,044
Alcoa Corp.	2,369	141,145
Amyris, Inc. (1)	1,074	5,810
Avient Corp.	1,639	91,702
Berry Global Group, Inc. (1)	7,262	535,790
Celanese Corp.	3,358	564,345
Century Aluminum Co. (1)	308	5,100
Chemours Co./The	813	27,284
Cleveland-Cliffs, Inc. (1)	4,902	106,717
Commercial Metals Co.	2	73
Constellium SE (1)	1	18
Dow, Inc.	9,647	547,178
Element Solutions, Inc.	203	4,929
Freeport-McMoRan, Inc.	17,047	711,371
Hawkins, Inc.	978	38,582
Huntsman Corp.	7,166	249,950
International Paper Co.	2	94
Koppers Holdings, Inc. (1)	3,033	94,933
Louisiana-Pacific Corp.	5,712	447,535
LyondellBasell Industries NV	5,943	548,123
Marrone Bio Innovations, Inc. (1)	22	16
Mosaic Co./The	6,082	238,962
Nucor Corp.	4,392	501,347
O-I Glass, Inc. (1)	1,487	17,889
Olin Corp.	1,988	114,350
Orion Engineered Carbons SA	1	18
Rayonier Advanced Materials, Inc. (1)	940	5,367
Ryerson Holding Corp.	760	19,798
Southern Copper Corp.	1	62
Steel Dynamics, Inc.	2,882	178,886
SunCoke Energy, Inc.	1,316	8,672
Trinseo PLC	1,669	87,556
Tronox Holdings PLC	2,217	53,275
United States Steel Corp.	2,775	66,073

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Verso Corp.	15	405
Warrior Met Coal, Inc.	1	26
Westlake Chemical Corp.	1,919	186,392
		5,926,817

Real Estate Investment Trust — 2.4%
Altisource Portfolio Solutions SA (1)	3,736	41,918
American Campus Communities, Inc.	1	57
American Homes 4 Rent	13,032	568,326
Armada Hoffler Properties, Inc.	16	244
Ashford Hospitality Trust, Inc. (1)	3,023	29,021
Braemar Hotels & Resorts, Inc. (1)	18	92
Brixmor Property Group, Inc.	4	102
Broadstone Net Lease, Inc.	5	124
Camden Property Trust	5,547	991,138
CareTrust REIT, Inc.	35,123	801,858
CatchMark Timber Trust, Inc.	6,011	52,356
CBL & Associates Properties, Inc. (1)	107	3,338
Centerspace	1	111
City Office REIT, Inc.	1	20
Clipper Realty, Inc.	2	20
CorEnergy Infrastructure Trust, Inc.	13,457	42,120
Corporate Office Properties Trust	13,455	376,336
CubeSmart	18,760	1,067,632
CyrusOne, Inc.	318	28,531
DiamondRock Hospitality Co. (1)	1,461	14,040
Easterly Government Properties, Inc.	14	321
EastGroup Properties, Inc.	8,177	1,863,129
Equity LifeStyle Properties, Inc.	1	88
Essential Properties Realty Trust, Inc.	1	29
Essex Property Trust, Inc.	1,690	595,269
Extra Space Storage, Inc.	1,073	243,281
Fathom Holdings, Inc. (1)	3	61
First Industrial Realty Trust, Inc.	1	66
Forestar Group, Inc. (1)	1	22
FRP Holdings, Inc. (1)	2	116
Gaming and Leisure Properties, Inc.	2	97
GEO Group, Inc./The	1	8
Gladstone Commercial Corp.	4,972	128,128
Healthcare Trust of America, Inc.	17,679	590,302
Host Hotels & Resorts, Inc. (1)	10	174
Hudson Pacific Properties, Inc.	16	395
Indus Realty Trust, Inc.	1	81
Invitation Homes, Inc.	9,534	432,272
Kilroy Realty Corp.	1	66
Kimco Realty Corp.	1	25

The accompanying notes are an integral part of these financial statements.

Page 34	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Lamar Advertising Co.	19,784	2,399,799
Life Storage, Inc.	953	145,981
LXP Industrial Trust	2	31
Mid-America Apartment Communities, Inc.	5,156	1,182,993
National Retail Properties, Inc.	11	529
Omega Healthcare Investors, Inc.	23,017	681,073
One Liberty Properties, Inc.	6	212
Physicians Realty Trust	26,408	497,263
PotlatchDeltic Corp.	1,768	106,469
PS Business Parks, Inc.	2,036	374,970
Public Storage	4,614	1,728,220
Realty Income Corp.	2	143
Regency Centers Corp.	4,599	346,535
Retail Opportunity Investments Corp.	12,811	251,096
Sabra Health Care REIT, Inc.	8	108
SBA Communications Corp.	324	126,042
SITE Centers Corp.	6	95
SL Green Realty Corp.	4,308	308,884
Spirit MTA REIT Liquidating Trust (1)(7)	9,151	0
Stratus Properties, Inc. (1)	721	26,367
UDR, Inc.	5,158	309,428
Universal Health Realty Income Trust	2,179	129,585
Weyerhaeuser Co.	13,216	544,235
WP Carey, Inc.	1	82
Zillow Group, Inc. (1)	2,874	183,505
		17,214,959

Utilities — 1.5%
Chesapeake Utilities Corp.	1	146
Duke Energy Corp.	836	87,696
Evergy, Inc.	19,600	1,344,756
Exelon Corp.	75,427	4,356,764
IDACorp., Inc.	665	75,351
MDU Resources Group, Inc.	46,025	1,419,411
National Fuel Gas Co.	5,434	347,450
NRG Energy, Inc.	29,084	1,252,939
Portland General Electric Co.	15,537	822,218
UGI Corp.	20,638	947,491
		10,654,222
Total Common Stocks (United States) (Cost $321,780,430)		481,323,913

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (8)	2,612	80,058
Total Preferred Stock (United States) (Cost $65,288)		80,058

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(7)	7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(7)	7	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(7)	57	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(7)	28	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	349	5,567
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	122	455
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(7)	23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	128	1,774
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	63	743
Total Warrants (United States) (Cost $8,512)		8,539

Money Market Registered Investment Companies — 31.6%
Meeder Institutional Prime Money Market Fund, 0.05% (4)	227,860,851	227,883,637
Morgan Stanley Government Institutional Fund, 0.03% (3)	19,737	19,737
Total Money Market Registered Investment Companies (Cost $227,903,628)		227,903,374

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 35

Schedule of Investments
December 31, 2021

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Bank Obligations — 0.1%
First Merchants Bank Deposit Account, 0.20%, 1/3/2022 (5)	249,093	249,093
Metro City Bank Deposit Account, 0.05%, 1/3/2022 (5)	248,445	248,445
Pacific Mercantile Bank Deposit Account, 0.10%, 1/3/2022 (5)	247,072	247,072
Total Bank Obligations (Cost $744,610)		744,610
Total Investments — 98.6% (Cost $550,502,468)		710,060,494
Other Assets less Liabilities — 1.4%		10,411,072
Total Net Assets — 100.0%		720,471,566

Trustee Deferred Compensation (6)
Meeder Balanced Fund - Retail Class	4,981	66,845
Meeder Dynamic Allocation Fund - Retail Class	13,358	186,077
Meeder Muirfield Fund - Retail Class	8,517	81,167
Meeder Conservative Allocation Fund - Retail Class	1,467	34,680
Total Trustee Deferred Compensation (Cost $316,771)		368,769

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(71)	3/18/2022	(20,147,670)	(150,852)
Mini MSCI EAFE Index Futures	483	3/18/2022	56,071,470	1,616,615
Mini MSCI Emerging Markets Index Futures	177	3/18/2022	10,852,755	98,594
Standard & Poors 500 Mini Futures	(228)	3/18/2022	(54,246,900)	(1,175,459)
Total Futures Contracts	361		(7,470,345)	388,898

(1)	Represents non-income producing securities.
(2)	All or a portion of this security is on loan.
(3)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at December 31, 2021.
(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(5)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(7)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(8)	Preferred stock.

The accompanying notes are an integral part of these financial statements.

Page 36	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — 72.6%
Communication Services — 5.9%
Activision Blizzard, Inc.	7,457	496,114
Alphabet, Inc. - Class C (1)	1,812	5,243,185
Alphabet, Inc. - Class A (1)	654	1,894,664
AMC Entertainment Holdings, Inc. (1)	1,697	46,158
Cargurus, Inc. (1)	183	6,156
Cinemark Holdings, Inc. (1)	1,457	23,487
DHI Group, Inc. (1)	1,552	9,684
DISH Network Corp. (1)	769	24,946
Entravision Communications Corp.	1,225	8,306
Fox Corp.	178	6,568
Gogo, Inc. (1)	217	2,936
Gray Television, Inc.	1,279	25,785
IDT Corp. (1)	54	2,385
iHeartMedia, Inc. (1)	435	9,152
IMAX Corp. (1)	863	15,396
Interpublic Group of Cos., Inc./The	10,594	396,745
Liberty Media Corp.-Liberty Braves - Class A (1)	175	5,031
Liberty Media Corp.-Liberty Braves - Class C (1)	1,046	29,393
Liberty TripAdvisor Holdings, Inc. (1)	2,709	5,879
Lions Gate Entertainment Corp. (1)	1,110	18,470
Live Nation Entertainment, Inc. (1)	280	33,513
Lumen Technologies, Inc.	2,856	35,843
Magnite, Inc. (1)	13	228
Meta Platforms, Inc. (1)	8,519	2,865,366
Netflix, Inc. (1)	1,413	851,248
Pinterest, Inc. (1)	702	25,518
Roku, Inc. (1)	102	23,276
Sinclair Broadcast Group, Inc.	1,012	26,747
TEGNA, Inc.	1,939	35,988
Twitter, Inc. (1)	3,469	149,930
Vimeo, Inc. (1)	359	6,448
WideOpenWest, Inc. (1)	501	10,782
World Wrestling Entertainment, Inc.	361	17,812
Yelp, Inc. (1)	954	34,573
		12,387,712

Consumer Discretionary — 7.4%
Abercrombie & Fitch Co. (1)	262	9,125
Academy Sports & Outdoors, Inc. (1)	2,365	103,824
Adient PLC (1)	685	32,798
Amazon.com, Inc. (1)	1,235	4,117,910
American Axle & Manufacturing Holdings, Inc. (1)	866	8,080
American Eagle Outfitters, Inc.	522	13,217

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Aptiv PLC (1)	501	82,640
Aramark	2,221	81,844
Asbury Automotive Group, Inc. (1)	233	40,246
AutoNation, Inc. (1)	231	26,992
AutoZone, Inc. (1)	156	327,037
Bath & Body Works, Inc.	406	28,335
Best Buy Co., Inc.	1,863	189,281
Big 5 Sporting Goods Corp.	347	6,596
Big Lots, Inc.	325	14,641
Biglari Holdings, Inc. (1)	24	3,422
Boyd Gaming Corp. (1)	1,050	68,849
Brinker International, Inc. (1)	457	16,722
Buckle, Inc./The	147	6,220
Caleres, Inc.	399	9,049
Capri Holdings, Ltd. (1)	1,003	65,105
Chico’s FAS, Inc. (1)	382	2,055
Conn’s, Inc. (1)	126	2,964
Crocs, Inc. (1)	1,184	151,812
Dana, Inc.	1,133	25,855
Dave & Buster’s Entertainment, Inc. (1)	248	9,523
Designer Brands, Inc. (1)	494	7,020
Dick’s Sporting Goods, Inc.	876	100,731
Dollar Tree, Inc. (1)	425	59,721
eBay, Inc.	1,926	128,079
Ethan Allen Interiors, Inc.	206	5,416
Etsy, Inc. (1)	75	16,421
Everi Holdings, Inc. (1)	1,379	29,442
Foot Locker, Inc.	1,601	69,852
Ford Motor Co.	14,484	300,833
Fossil Group, Inc. (1)	509	5,238
GameStop Corp. (1)	196	29,084
Gap, Inc./The	496	8,754
Garmin, Ltd.	1,257	171,166
General Motors Co. (1)	4,677	274,213
Genesco, Inc. (1)	44	2,823
Genius Brands International, Inc. (1)	295	310
Goodyear Tire & Rubber Co./The (1)	1,954	41,659
GoPro, Inc. (1)	131	1,351
Greenlane Holdings, Inc. (1)	2,908	2,804
Group 1 Automotive, Inc.	98	19,132
Guess?, Inc.	1,149	27,208
Hibbett, Inc.	152	10,933
Home Depot, Inc./The	3,453	1,433,030
Houghton Mifflin Harcourt Co. (1)	266	4,283
International Game Technology PLC	2,289	66,175
JOANN, Inc.	38	394
Kirkland’s, Inc. (1)	37	552

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 37

Schedule of Investments
December 31, 2021

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Kohl’s Corp.	2,107	104,065
Kontoor Brands, Inc.	78	3,998
Lands’ End, Inc. (1)	453	8,892
Lear Corp.	361	66,045
Liquidity Services, Inc. (1)	62	1,369
Lovesac Co./The (1)	116	7,686
Lowe’s Cos., Inc.	8,326	2,152,104
Lululemon Athletica, Inc. (1)	420	164,409
Macy’s, Inc.	1,529	40,029
MGM Resorts International	1,973	88,548
Nathan’s Famous, Inc.	42	2,452
Nordstrom, Inc. (1)	601	13,595
ODP Corp./The (1)	277	10,881
OneWater Marine, Inc.	1,248	76,091
O’Reilly Automotive, Inc. (1)	154	108,759
Overstock.com, Inc. (1)	85	5,016
Party City Holdco, Inc. (1)	2,197	12,237
Penn National Gaming, Inc. (1)	127	6,585
Penske Automotive Group, Inc.	539	57,792
Qurate Retail, Inc.	2,706	20,566
RCI Hospitality Holdings, Inc.	108	8,411
Red Robin Gourmet Burgers, Inc. (1)	1,305	21,572
Red Rock Resorts, Inc.	758	41,698
Revolve Group, Inc. (1)	540	30,262
Scientific Games Corp. (1)	481	32,145
SeaWorld Entertainment, Inc. (1)	474	30,744
Shoe Carnival, Inc.	79	3,087
Shutterstock, Inc.	251	27,831
Signet Jewelers, Ltd.	64	5,570
Skyline Champion Corp. (1)	488	38,542
Smith & Wesson Brands, Inc.	865	15,397
Steven Madden, Ltd.	1,599	74,306
Tapestry, Inc.	2,473	100,404
Target Corp.	2,083	482,090
Tempur Sealy International, Inc.	1,038	48,817
Tenneco, Inc. (1)	1,673	18,905
Tesla, Inc. (1)	2,887	3,050,924
Thor Industries, Inc.	1,441	149,533
TopBuild Corp. (1)	10	2,759
Tupperware Brands Corp. (1)	579	8,853
Urban Outfitters, Inc. (1)	439	12,889
Vera Bradley, Inc. (1)	64	545
Vista Outdoor, Inc. (1)	38	1,751
Vuzix Corp. (1)	51	442
Waitr Holdings, Inc. (1)	1,878	1,390
Weber, Inc.	2,102	27,179
Williams-Sonoma, Inc.	455	76,954

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Winnebago Industries, Inc.	993	74,396
Great Wolf Resorts, Inc. (1)	104	11,624
XPEL, Inc. (1)	45	3,073
		15,613,978

Consumer Staples — 2.1%
Albertsons Cos., Inc.	4,897	147,840
Bunge, Ltd.	16,525	1,542,774
Celsius Holdings, Inc. (1)	77	5,742
Coca-Cola Co./The	1,542	91,302
Costco Wholesale Corp.	600	340,620
Darling Ingredients, Inc. (1)	3,366	233,230
Hershey Co./The	2,107	407,641
PepsiCo, Inc.	3,363	584,187
Rite Aid Corp. (1)	111	1,631
Spectrum Brands Holdings, Inc.	716	72,832
Tyson Foods, Inc.	474	41,314
Walgreens Boots Alliance, Inc.	1,352	70,520
Walmart, Inc.	6,337	916,901
		4,456,534

Energy — 2.9%
Alto Ingredients, Inc. (1)	215	1,034
Altus Midstream Co.	76	4,660
Antero Resources Corp. (1)	878	15,365
APA Corp.	3,444	92,609
Ardmore Shipping Corp. (1)	720	2,434
Berry Corp.	842	7,090
Bristow Group, Inc. (1)	230	7,284
Cactus, Inc.	318	12,125
Chevron Corp.	4,061	476,558
ConocoPhillips	5,174	373,459
CONSOL Energy, Inc. (1)	77	1,749
CVR Energy, Inc.	442	7,430
Delek US Holdings, Inc. (1)	1,637	24,539
Devon Energy Corp.	3,908	172,147
DHT Holdings, Inc.	1,154	5,989
Diamondback Energy, Inc.	666	71,828
EOG Resources, Inc.	1,969	174,906
Expro Group Holdings NV (1)	410	5,884
Exxon Mobil Corp.	28,246	1,728,373
Hess Corp.	792	58,632
HollyFrontier Corp.	420	13,768
ION Geophysical Corp. (1)	2,321	2,042
Laredo Petroleum, Inc. (1)	87	5,231
Marathon Oil Corp.	3,999	65,664
Marathon Petroleum Corp.	24,920	1,594,631

The accompanying notes are an integral part of these financial statements.

Page 38	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Nabors Industries, Ltd. (1)	233	18,894
NextDecade Corp. (1)	563	1,605
Nine Energy Service, Inc. (1)	3,105	3,105
Northern Oil and Gas, Inc.	40	823
Occidental Petroleum Corp.	6,786	196,726
Oceaneering International, Inc. (1)	1,179	13,334
ONEOK, Inc.	4,025	236,509
Overseas Shipholding Group, Inc. (1)	808	1,519
Ovintiv, Inc.	1,774	59,784
Par Pacific Holdings, Inc. (1)	279	4,601
Patterson-UTI Energy, Inc.	8	68
PDC Energy, Inc.	56	2,732
Peabody Energy Corp. (1)	566	5,700
Phillips 66	2,161	156,586
Pioneer Natural Resources Co.	449	81,664
Range Resources Corp. (1)	370	6,597
Schlumberger NV	6,200	185,690
Scorpio Tankers, Inc.	260	3,331
SM Energy Co.	529	15,595
Southwestern Energy Co. (1)	3,512	16,366
Talos Energy, Inc. (1)	1,317	12,907
Targa Resources Corp.	1,808	94,450
Teekay Corp. (1)	1,555	4,883
Teekay Tankers, Ltd. (1)	22	240
Uranium Energy Corp. (1)	468	1,568
Valero Energy Corp.	1,229	92,310
W&T Offshore, Inc. (1)	147	475
World Fuel Services Corp.	472	12,494
		6,155,987

Financials — 9.0%
Affiliated Managers Group, Inc.	371	61,033
Aflac, Inc.	360	21,020
Allstate Corp./The	4,550	535,308
Ally Financial, Inc.	1,158	55,132
American Express Co.	634	103,722
American Financial Group, Inc./OH	604	82,941
American International Group, Inc.	31,439	1,787,622
Ameris Bancorp	1,177	58,473
Athene Holding, Ltd. (1)	11,193	932,713
Bank of America Corp.	24,995	1,112,028
Bank of New York Mellon Corp./The	3,239	188,121
Bank OZK	956	44,483
Berkshire Hathaway, Inc. (1)	6,827	2,041,273
BGC Partners, Inc.	1,027	4,776
Blackstone, Inc.	7,140	923,845
Brighthouse Financial, Inc. (1)	210	10,878

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Capital Bancorp, Inc.	1,243	32,567
Capital One Financial Corp.	2,498	362,435
Charles Schwab Corp./The	6,368	535,549
Chimera Investment Corp.	16,318	246,075
Citigroup, Inc.	7,358	444,350
Citizens Financial Group, Inc.	2,097	99,083
Civista Bancshares, Inc.	10	244
Comerica, Inc.	400	34,800
Crawford & Co.	792	5,932
East West Bancorp, Inc.	1,461	114,951
Ellington Financial, Inc.	163	2,786
Evercore, Inc.	1,684	228,771
Fidelity National Financial, Inc.	8,287	432,416
Fifth Third Bancorp	6,487	282,509
First American Financial Corp.	7,485	585,552
Goldman Sachs Group, Inc./The	307	117,443
Hancock Whitney Corp.	1,140	57,023
Hartford Financial Services Group, Inc./The	1,798	124,134
Invesco, Ltd.	2,892	66,574
Investors Title Co.	43	8,477
Janus Henderson Group PLC	2,426	101,746
Jefferies Financial Group, Inc.	321	12,455
JPMorgan Chase & Co.	6,617	1,047,802
KKR & Co., Inc.	2,674	199,213
LendingClub Corp. (1)	375	9,068
LPL Financial Holdings, Inc.	417	66,758
Marlin Business Services Corp.	2,475	57,618
MBIA, Inc. (1)	754	11,906
Meta Financial Group, Inc.	561	33,469
MetLife, Inc.	1,496	93,485
Moelis & Co.	1,501	93,828
Morgan Stanley	8,128	797,844
Mr Cooper Group, Inc. (1)	629	26,173
MVB Financial Corp.	634	26,324
Northrim BanCorp, Inc.	1,376	59,801
Old Republic International Corp.	3,159	77,648
OneMain Holdings, Inc.	528	26,421
PacWest Bancorp	3	136
Pinnacle Financial Partners, Inc.	292	27,886
PNC Financial Services Group, Inc./The	1,178	236,213
Popular, Inc.	353	28,960
Prudential Financial, Inc.	955	103,369
Pzena Investment Management, Inc.	3,069	29,063
Raymond James Financial, Inc.	652	65,461
RBB Bancorp	1,472	38,566
Redwood Trust, Inc.	422	5,566
Regions Financial Corp.	9,985	217,673

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 39

Schedule of Investments
December 31, 2021

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Santander Consumer USA Holdings, Inc.	1,680	70,594
Siebert Financial Corp. (1)	252	585
Signature Bank/New York NY	303	98,011
SLM Corp.	1,656	32,574
Stewart Information Services Corp.	2,427	193,505
SVB Financial Group (1)	162	109,875
Synchrony Financial	31,841	1,477,104
Synovus Financial Corp.	1,146	54,859
Tiptree, Inc.	420	5,809
Truist Financial Corp.	4,530	265,232
Umpqua Holdings Corp.	6,077	116,921
Upstart Holdings, Inc. (1)	134	20,274
US Bancorp	6,157	345,839
Walker & Dunlop, Inc.	670	101,090
Wells Fargo & Co.	14,140	678,437
Western Alliance Bancorp	443	47,689
Zions Bancorp NA	1,980	125,057
		18,982,946

Healthcare — 14.3%
AbbVie, Inc.	14,562	1,971,695
Abeona Therapeutics, Inc. (1)	619	209
Adagio Therapeutics, Inc. (1)	30	218
Affimed NV (1)	1,108	6,116
Agilent Technologies, Inc.	3,612	576,656
Alector, Inc. (1)	203	4,192
Alkermes PLC (1)	601	13,979
Allakos, Inc. (1)	252	2,467
Alnylam Pharmaceuticals, Inc. (1)	279	47,313
Amedisys, Inc. (1)	35	5,666
AmerisourceBergen Corp.	2,877	382,325
Amgen, Inc.	4,980	1,120,351
Amicus Therapeutics, Inc. (1)	1,271	14,680
AMN Healthcare Services, Inc. (1)	76	9,297
Amneal Pharmaceuticals, Inc. (1)	1,938	9,283
ANI Pharmaceuticals, Inc. (1)	66	3,041
Anthem, Inc.	2,043	947,012
Apellis Pharmaceuticals, Inc. (1)	186	8,794
Apollo Medical Holdings, Inc. (1)	464	34,095
Applied Therapeutics, Inc. (1)	661	5,916
Arbutus Biopharma Corp. (1)	2,397	9,324
Arcutis Biotherapeutics, Inc. (1)	574	11,905
Arrowhead Pharmaceuticals, Inc. (1)	440	29,172
Arvinas, Inc. (1)	209	17,167
Atara Biotherapeutics, Inc. (1)	386	6,083
Avalo Therapeutics, Inc. (1)	2,238	3,805
Avid Bioservices, Inc. (1)	1,059	30,902

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Beam Therapeutics, Inc. (1)	266	21,198
Beyondspring, Inc. (1)	327	1,481
BioCryst Pharmaceuticals, Inc. (1)	646	8,947
BioDelivery Sciences International, Inc. (1)	1,345	4,170
Biogen, Inc. (1)	4,966	1,191,443
Biohaven Pharmaceutical Holding Co., Ltd. (1)	220	30,318
Bio-Techne Corp.	458	236,942
Blueprint Medicines Corp. (1)	258	27,634
Bridgebio Pharma, Inc. (1)	321	5,354
Bristol-Myers Squibb Co.	12,974	808,929
Bruker Corp.	2,022	169,666
Calyxt, Inc. (1)	634	1,350
Cardinal Health, Inc.	3,762	193,705
CareDx, Inc. (1)	248	11,279
CASI Pharmaceuticals, Inc. (1)	1,242	994
Cassava Sciences, Inc. (1)	504	22,025
Catalent, Inc. (1)	789	101,016
Catalyst Pharmaceuticals, Inc. (1)	2,184	14,786
Celcuity, Inc. (1)	3	40
Centogene NV (1)	664	3,472
Cerevel Therapeutics Holdings, Inc. (1)	157	5,090
Cerner Corp.	5,758	534,745
Charles River Laboratories International, Inc. (1)	164	61,792
Checkpoint Therapeutics, Inc. (1)	915	2,846
Community Health Systems, Inc. (1)	1,017	13,536
Computer Programs and Systems, Inc. (1)	797	23,352
Cortexyme, Inc. (1)	9	114
Corvus Pharmaceuticals, Inc. (1)	354	853
Cross Country Healthcare, Inc. (1)	109	3,026
CVS Health Corp.	5,974	616,278
Danaher Corp.	4,196	1,380,526
Denali Therapeutics, Inc. (1)	77	3,434
Dynavax Technologies Corp. (1)	492	6,922
Editas Medicine, Inc. (1)	445	11,815
Elanco Animal Health, Inc. Contingent Value Rights (1)(4)	2,012	0
Eli Lilly & Co.	3,678	1,015,937
Eloxx Pharmaceuticals, Inc. (1)	3,173	2,241
Enanta Pharmaceuticals, Inc. (1)	109	8,151
Endo International PLC (1)	1,253	4,711
Evolent Health, Inc. (1)	276	7,637
Exact Sciences Corp. (1)	283	22,026
Exelixis, Inc. (1)	2,008	36,706
Fate Therapeutics, Inc. (1)	35	2,048
Fulgent Genetics, Inc. (1)	8	805
Galectin Therapeutics, Inc. (1)	1,059	2,192

The accompanying notes are an integral part of these financial statements.

Page 40	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Genprex, Inc. (1)	1,467	1,922
Gilead Sciences, Inc.	7,659	556,120
Globus Medical, Inc. (1)	1,146	82,741
HCA Healthcare, Inc.	1,288	330,913
Horizon Therapeutics Plc (1)	4,005	431,579
Humanigen, Inc. (1)	153	569
Idera Pharmaceuticals, Inc. (1)	833	475
Illumina, Inc. (1)	108	41,088
Incyte Corp. (1)	4,368	320,611
Inotiv, Inc. (1)	269	11,317
Intellia Therapeutics, Inc. (1)	250	29,560
Intra-Cellular Therapies, Inc. (1)	13	680
iRhythm Technologies, Inc. (1)	42	4,943
Johnson & Johnson	22,348	3,823,072
Jounce Therapeutics, Inc. (1)	541	4,517
Karuna Therapeutics, Inc. (1)	3	393
Kezar Life Sciences, Inc. (1)	504	8,427
La Jolla Pharmaceutical Co. (1)	873	4,059
Mallinckrodt PLC (1)	2,967	371
MannKind Corp. (1)	2,811	12,284
Maravai LifeSciences Holdings, Inc. (1)	556	23,296
Marinus Pharmaceuticals, Inc. (1)	429	5,097
McKesson Corp.	2,395	595,325
Medtronic PLC	965	99,829
Merck & Co., Inc.	23,209	1,778,738
Mirati Therapeutics, Inc. (1)	224	32,859
Moderna, Inc. (1)	2,835	720,033
Molina Healthcare, Inc. (1)	79	25,128
Morphic Holding, Inc. (1)	15	711
Myriad Genetics, Inc. (1)	317	8,749
Natera, Inc. (1)	441	41,185
Nektar Therapeutics (1)	191	2,580
NextGen Healthcare, Inc. (1)	402	7,152
Novavax, Inc. (1)	249	35,624
Ocugen, Inc. (1)	521	2,371
Oncocyte Corp. (1)	905	1,964
OptimizeRx Corp. (1)	55	3,416
Oramed Pharmaceuticals, Inc. (1)	412	5,883
Organon & Co.	1,829	55,693
Otonomy, Inc. (1)	2,774	5,770
PerkinElmer, Inc.	1,026	206,288
Perrigo Co. PLC	2,749	106,936
Pfizer, Inc.	22,447	1,325,495
Precigen, Inc. (1)	2,335	8,663
Prothena Corp. PLC (1)	227	11,214
Puma Biotechnology, Inc. (1)	1,219	3,706
Quest Diagnostics, Inc.	602	104,152

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Quidel Corp. (1)	286	38,607
Radius Health, Inc. (1)	196	1,356
Regeneron Pharmaceuticals, Inc. (1)	3,346	2,113,066
REGENXBIO, Inc. (1)	75	2,453
ResMed, Inc.	68	17,713
Rocket Pharmaceuticals, Inc. (1)	170	3,711
Seres Therapeutics, Inc. (1)	121	1,008
Sesen Bio, Inc. (1)	1,760	1,434
Sorrento Therapeutics, Inc. (1)	1,491	6,933
SpringWorks Therapeutics, Inc. (1)	156	9,669
STAAR Surgical Co. (1)	314	28,668
Sutro Biopharma, Inc. (1)	308	4,583
Tenet Healthcare Corp. (1)	331	27,039
Thermo Fisher Scientific, Inc.	2,559	1,707,467
TransMedics Group, Inc. (1)	201	3,851
Triple-S Management Corp. (1)	492	17,555
Twist Bioscience Corp. (1)	189	14,627
Tyme Technologies, Inc. (1)	549	331
Ultragenyx Pharmaceutical, Inc. (1)	174	14,632
UnitedHealth Group, Inc.	4,068	2,042,706
Universal Health Services, Inc.	442	57,310
Vanda Pharmaceuticals, Inc. (1)	432	6,778
Veracyte, Inc. (1)	517	21,300
Viatris, Inc.	9,003	121,811
ViewRay, Inc. (1)	1,316	7,251
WaVe Life Sciences, Ltd. (1)	636	1,997
West Pharmaceutical Services, Inc.	2,147	1,006,964
Zentalis Pharmaceuticals, Inc. (1)	280	23,537
ZIOPHARM Oncology, Inc. (1)	1,005	1,095
		30,082,145

Industrials — 4.5%
Acuity Brands, Inc.	378	80,030
AGCO Corp.	881	102,214
Altra Industrial Motion Corp.	206	10,623
ArcBest Corp.	160	19,176
Atkore, Inc. (1)	169	18,791
Atlas Air Worldwide Holdings, Inc. (1)	469	44,142
Avis Budget Group, Inc. (1)	165	34,216
Axon Enterprise, Inc. (1)	198	31,086
AZZ, Inc.	621	34,335
BlueLinx Holdings, Inc. (1)	8	766
Boise Cascade Co.	2,619	186,473
Builders FirstSource, Inc. (1)	786	67,368
Carrier Global Corp.	1,174	63,678
Caterpillar, Inc.	1,228	253,877
ChargePoint Holdings, Inc. (1)	215	4,096

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 41

Schedule of Investments
December 31, 2021

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Clean Harbors, Inc. (1)	116	11,573
Copart, Inc. (1)	761	115,383
Core & Main, Inc. (1)	172	5,218
Covenant Logistics Group, Inc. (1)	417	11,021
CSX Corp.	6,364	239,286
Dover Corp.	2,403	436,385
Eaton Corp. PLC	806	139,293
Emerson Electric Co.	2,941	273,425
Encore Wire Corp.	19	2,719
EnerSys	232	18,342
Fluor Corp. (1)	255	6,316
Franklin Electric Co., Inc.	430	40,661
FTC Solar, Inc. (1)	535	4,045
FuelCell Energy, Inc. (1)	1,309	6,807
Genco Shipping & Trading, Ltd.	629	10,064
Generac Holdings, Inc. (1)	648	228,044
General Dynamics Corp.	2,918	608,315
GrafTech International, Ltd.	1,684	19,922
Granite Construction, Inc.	61	2,361
Helios Technologies, Inc.	85	8,939
Herc Holdings, Inc.	539	84,380
Hertz Global Holdings, Inc. (1)	11	300
Hillenbrand, Inc.	780	40,552
Hub Group, Inc. (1)	327	27,546
Hubbell, Inc.	1,334	277,832
Huntington Ingalls Industries, Inc.	1,198	223,715
JB Hunt Transport Services, Inc.	956	195,406
Johnson Controls International plc	11,746	955,067
Karat Packaging, Inc. (1)	140	2,829
Lyft, Inc. (1)	143	6,110
Manitowoc Co., Inc./The (1)	1,591	29,577
ManpowerGroup, Inc.	2,297	223,567
Matson, Inc.	99	8,913
Meritor, Inc. (1)	851	21,088
Miller Industries, Inc./TN	161	5,377
Mueller Industries, Inc.	3,073	182,413
MYR Group, Inc. (1)	138	15,256
Norfolk Southern Corp.	14	4,168
NOW, Inc. (1)	276	2,357
nVent Electric PLC	1,709	64,942
Old Dominion Freight Line, Inc.	594	212,878
Oshkosh Corp.	254	28,628
Owens Corning	1,685	152,493
Plug Power, Inc. (1)	1,602	45,224
Quad/Graphics, Inc. (1)	1,710	6,840
Quanta Services, Inc.	9,777	1,121,031
Raytheon Technologies Corp.	3,354	288,645

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Regal Rexnord Corp.	1,388	236,210
Resideo Technologies, Inc. (1)	1,140	29,674
REV Group, Inc.	510	7,217
Robert Half International, Inc.	191	21,300
Ryder System, Inc.	2,381	196,266
Saia, Inc. (1)	190	64,036
Schneider National, Inc.	116	3,122
Shyft Group, Inc./The	388	19,062
SkyWest, Inc. (1)	1,871	73,530
Sterling Construction Co., Inc. (1)	6	158
Terex Corp.	2,140	94,053
Textainer Group Holdings, Ltd.	691	24,676
Textron, Inc.	5,522	426,298
Titan International, Inc. (1)	1,776	19,465
Triton International, Ltd.	843	50,774
TrueBlue, Inc. (1)	550	15,219
United Parcel Service, Inc.	2,354	504,556
United Rentals, Inc. (1)	191	63,467
Valmont Industries, Inc.	228	57,114
Vectrus, Inc. (1)	888	40,644
Veritiv Corp. (1)	12	1,471
Vicor Corp. (1)	169	21,460
WESCO International, Inc. (1)	655	86,191
Yellow Corp. (1)	478	6,018
		9,428,105

Information Technology — 21.7%
3D Systems Corp. (1)	269	5,794
Accenture PLC	557	230,904
ACI Worldwide, Inc. (1)	1,700	58,990
Adobe, Inc. (1)	1,910	1,083,085
Advanced Micro Devices, Inc. (1)	4,678	673,164
Alliance Data Systems Corp.	1,289	85,809
Ambarella, Inc. (1)	183	37,129
American Software, Inc./GA	438	11,462
Amkor Technology, Inc.	1,640	40,656
Analog Devices, Inc.	1,290	226,743
Apple, Inc.	29,696	5,273,119
Applied Materials, Inc.	12,477	1,963,381
Arrow Electronics, Inc. (1)	2,715	364,543
Asana, Inc. (1)	680	50,694
Atlassian Corp. PLC (1)	312	118,962
Autodesk, Inc. (1)	402	113,038
Aviat Networks, Inc. (1)	514	16,489
Avid Technology, Inc. (1)	8	261
Avnet, Inc.	4,145	170,898
Belden, Inc.	309	20,311

The accompanying notes are an integral part of these financial statements.

Page 42	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Bill.com Holdings, Inc. (1)	264	65,776
Box, Inc. (1)	803	21,031
Broadcom, Inc.	408	271,487
Cadence Design Systems, Inc. (1)	989	184,300
Calix, Inc. (1)	1,035	82,769
CDK Global, Inc.	3,646	152,184
CDW Corp./DE	1,930	395,225
ChannelAdvisor Corp. (1)	1,751	43,215
Cisco Systems, Inc./Delaware	16,077	1,018,799
Cloudflare, Inc. (1)	1,078	141,757
Cognex Corp.	442	34,370
Concentrix Corp.	337	60,195
Conduent, Inc. (1)	4,642	24,788
Crowdstrike Holdings, Inc. (1)	638	130,631
Datadog, Inc. (1)	440	78,368
Diebold Nixdorf, Inc. (1)	774	7,005
Diodes, Inc. (1)	806	88,507
Dolby Laboratories, Inc.	1,302	123,976
Dropbox, Inc. (1)	9,284	227,829
DXC Technology Co. (1)	1,849	59,519
Dynatrace, Inc. (1)	726	43,814
Ebix, Inc.	404	12,282
EPAM Systems, Inc. (1)	150	100,268
Extreme Networks, Inc. (1)	1,152	18,086
Fortinet, Inc. (1)	1,105	397,137
Gartner, Inc. (1)	2,583	863,549
Hewlett Packard Enterprise Co.	9,667	152,449
HP, Inc.	13,999	527,342
HubSpot, Inc. (1)	204	134,467
Intel Corp.	16,505	850,008
Intuit, Inc.	4,528	2,912,500
Jabil, Inc.	8,485	596,920
Kimball Electronics, Inc. (1)	606	13,187
KLA Corp.	4,373	1,880,871
Kulicke & Soffa Industries, Inc.	434	26,274
Kyndryl Holdings, Inc. (1)	95	1,720
Lam Research Corp.	454	326,494
Lattice Semiconductor Corp. (1)	1,847	142,330
Manhattan Associates, Inc. (1)	1,311	203,847
Marathon Digital Holdings, Inc. (1)	394	12,947
MaxLinear, Inc. (1)	148	11,158
McAfee Corp.	3,602	92,896
Micron Technology, Inc.	3,842	357,882
Microsoft Corp.	36,718	12,348,972
Mimecast, Ltd. (1)	460	36,602
MoneyGram International, Inc. (1)	2,167	17,098
MongoDB, Inc. (1)	131	69,345

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Monolithic Power Systems, Inc.	57	28,120
NCR Corp. (1)	2,222	89,324
NortonLifeLock, Inc.	5,428	141,019
NVIDIA Corp.	8,165	2,401,408
NXP Semiconductors NV	737	167,874
ON Semiconductor Corp. (1)	1,282	87,073
Oracle Corp.	9,503	828,757
Palantir Technologies, Inc. (1)	2,020	36,784
Palo Alto Networks, Inc. (1)	1,438	800,621
Paycom Software, Inc. (1)	317	131,615
Perficient, Inc. (1)	187	24,177
Plantronics, Inc. (1)	242	7,100
Power Integrations, Inc.	266	24,709
Priority Technology Holdings, Inc. (1)	395	2,797
Progress Software Corp.	2,452	118,358
Qorvo, Inc. (1)	213	33,311
Rimini Street, Inc. (1)	688	4,107
Riot Blockchain, Inc. (1)	429	9,580
salesforce.com, Inc. (1)	3,005	763,661
Sanmina Corp. (1)	369	15,299
ScanSource, Inc. (1)	307	10,770
SecureWorks Corp. (1)	246	3,929
Semtech Corp. (1)	29	2,579
SiTime Corp. (1)	43	12,579
SMART Global Holdings, Inc. (1)	47	3,337
Smartsheet, Inc. (1)	438	33,923
Sprout Social, Inc. (1)	708	64,209
SPS Commerce, Inc. (1)	412	58,648
SS&C Technologies Holdings, Inc.	16,839	1,380,461
StarTek, Inc. (1)	2,176	11,359
Synaptics, Inc. (1)	498	144,176
Synopsys, Inc. (1)	202	74,437
Teradata Corp. (1)	905	38,435
Teradyne, Inc.	343	56,091
Texas Instruments, Inc.	4,469	842,272
Trade Desk, Inc./The (1)	1,399	128,204
Trimble, Inc. (1)	1,337	116,573
TTEC Holdings, Inc.	188	17,023
Ultra Clean Holdings, Inc. (1)	156	8,948
Veritone, Inc. (1)	282	6,339
Viant Technology, Inc. (1)	1,628	15,800
Visa, Inc.	2,576	558,245
VMware, Inc.	1,496	173,356
Workday, Inc. (1)	435	118,833
Workiva, Inc. (1)	399	52,066
Xilinx, Inc.	285	60,429
Xperi Holding Corp.	2,972	56,201

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 43

Schedule of Investments
December 31, 2021

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Zebra Technologies Corp. (1)	448	266,650
Zscaler, Inc. (1)	239	76,798
		46,015,972

Materials — 0.9%
Albemarle Corp.	534	124,833
Alcoa Corp.	1,131	67,385
Amyris, Inc. (1)	380	2,056
Avient Corp.	413	23,107
Berry Global Group, Inc. (1)	1,199	88,462
Celanese Corp.	1,030	173,102
Century Aluminum Co. (1)	373	6,177
Chemours Co./The	685	22,989
Cleveland-Cliffs, Inc. (1)	1,622	35,311
Dow, Inc.	3,077	174,527
Element Solutions, Inc.	686	16,656
Ferroglobe PLC Contingent Value Rights (1)(4)(6)	(2,326)	0
Freeport-McMoRan, Inc.	5,563	232,144
Hawkins, Inc.	266	10,494
Huntsman Corp.	1,797	62,679
Koppers Holdings, Inc. (1)	378	11,831
Louisiana-Pacific Corp.	1,945	152,391
LyondellBasell Industries NV	1,644	151,626
Mosaic Co./The	2,168	85,181
Nucor Corp.	1,431	163,349
O-I Glass, Inc. (1)	709	8,529
Olin Corp.	672	38,653
Rayonier Advanced Materials, Inc. (1)	443	2,530
Steel Dynamics, Inc.	707	43,883
SunCoke Energy, Inc.	659	4,343
Trinseo PLC	612	32,106
Tronox Holdings PLC	693	16,653
United States Steel Corp.	956	22,762
Westlake Chemical Corp.	658	63,912
		1,837,671

Real Estate Investment Trust — 2.6%
Altisource Portfolio Solutions SA (1)	967	10,850
American Homes 4 Rent	2,929	127,734
Ashford Hospitality Trust, Inc. (1)	951	9,130
Camden Property Trust	1,783	318,586
CareTrust REIT, Inc.	2,908	66,390
CatchMark Timber Trust, Inc.	2,934	25,555
Clipper Realty, Inc.	38	378
CorEnergy Infrastructure Trust, Inc.	5,027	15,735
Corporate Office Properties Trust	3,420	95,657

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
CubeSmart	7,335	417,435
Cushman & Wakefield PLC (1)	868	19,304
DiamondRock Hospitality Co. (1)	404	3,882
EastGroup Properties, Inc.	2,489	567,119
Essex Property Trust, Inc.	457	160,969
eXp World Holdings, Inc.	223	7,513
Extra Space Storage, Inc.	30	6,802
First Industrial Realty Trust, Inc.	4,300	284,660
Forestar Group, Inc. (1)	196	4,263
GEO Group, Inc./The	917	7,107
Gladstone Commercial Corp.	1,770	45,613
Healthcare Trust of America, Inc.	4,406	147,116
Host Hotels & Resorts, Inc. (1)	396	6,886
Hudson Pacific Properties, Inc.	3	74
Invitation Homes, Inc.	592	26,841
Lamar Advertising Co.	7,067	857,227
Maui Land & Pineapple Co., Inc. (1)	314	3,127
Mid-America Apartment Communities, Inc.	1,175	269,592
Omega Healthcare Investors, Inc.	4,540	134,339
PotlatchDeltic Corp.	1,085	65,339
PS Business Parks, Inc.	612	112,712
Public Storage	1,703	637,876
Rafael Holdings, Inc. (1)	210	1,071
Regency Centers Corp.	7,470	562,865
SL Green Realty Corp.	1,908	136,804
Stratus Properties, Inc. (1)	205	7,497
Tanger Factory Outlet Centers, Inc.	438	8,445
Trinity Place Holdings, Inc. (1)	3,358	6,179
UDR, Inc.	1,843	110,562
Universal Health Realty Income Trust	614	36,515
Weyerhaeuser Co.	2,553	105,133
Zillow Group, Inc. (1)	1,010	64,489
		5,495,371
Utilities — 1.3%
Duke Energy Corp.	1,139	119,481
Evergy, Inc.	5,632	386,412
Exelon Corp.	19,380	1,119,392
MDU Resources Group, Inc.	4,942	152,411
NRG Energy, Inc.	15,971	688,031
Portland General Electric Co.	5,207	275,554
UGI Corp.	2,014	92,463
		2,833,744
Total Common Stocks (United States) - Long (Cost $104,572,356)		153,290,165

The accompanying notes are an integral part of these financial statements.

Page 44	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (5)	198	6,069
Total Preferred Stock (United States) (Cost $4,949)		6,069

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)	1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	13	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	6	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	86	1,372
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	29	108
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	47	651
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	23	271
Total Warrants (United States) (Cost $2,899)		2,402

Money Market Registered Investment Companies — 25.6%
Meeder Institutional Prime Money Market Fund, 0.05% (2)	54,062,927	54,068,333
Total Money Market Registered Investment Companies (Cost 54,066,090)		54,068,333
Total Investments - Long — 98.2% (Cost $158,646,294)		207,366,969
Other Assets less Liabilities — 1.8%		3,736,785
Total Net Assets — 100.0%		211,103,754

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	725	9,730
Meeder Dynamic Allocation Fund - Retail Class	1,817	25,311
Meeder Muirfield Fund - Retail Class	1,956	18,641
Meeder Conservative Allocation Fund - Retail Class	223	5,272
Total Trustee Deferred Compensation (Cost $51,460)		58,954

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(35)	3/18/2022	(9,931,950)	(191,772)
Mini MSCI EAFE Index Futures	141	3/18/2022	16,368,690	471,931
Mini MSCI Emerging Markets Index Futures	52	3/18/2022	3,188,380	28,966
Russell 2000 Mini Index Futures	12	3/18/2022	1,345,680	39,596
Standard & Poors 500 Mini Futures	(107)	3/18/2022	(25,457,975)	(526,193)
Total Futures Contracts	63		(14,487,175)	(177,472)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(3)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Preferred stock.
(6)	Short security.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 45

Schedule of Investments
December 31, 2021

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 34.3%
Communication Services — 3.0%
Alphabet, Inc. - Class C (1)	128	370,380
Alphabet, Inc. - Class A (1)	114	330,263
AMC Entertainment Holdings, Inc. (1)	172	4,678
AT&T, Inc.	944	23,222
Cargurus, Inc. (1)	34	1,144
Cars.com, Inc. (1)	34	547
Cinemark Holdings, Inc. (1)	147	2,370
DHI Group, Inc. (1)	193	1,204
DISH Network Corp. (1)	60	1,946
Entravision Communications Corp.	144	976
Gogo, Inc. (1)	22	298
Gray Television, Inc.	124	2,500
IDT Corp. (1)	16	707
iHeartMedia, Inc. (1)	20	421
IMAX Corp. (1)	86	1,534
Interpublic Group of Cos., Inc./The	1,593	59,658
Liberty Media Corp.-Liberty Braves (1)	288	8,093
Liberty TripAdvisor Holdings, Inc. (1)	262	569
Lions Gate Entertainment Corp. (1)	123	2,047
Live Nation Entertainment, Inc. (1)	16	1,915
Meta Platforms, Inc. (1)	968	325,587
Netflix, Inc. (1)	144	86,751
News Corp.	90	2,008
Pinterest, Inc. (1)	19	691
Roku, Inc. (1)	5	1,141
Sinclair Broadcast Group, Inc.	100	2,643
TEGNA, Inc.	180	3,341
Twitter, Inc. (1)	346	14,954
Verizon Communications, Inc.	1,568	81,473
Vimeo, Inc. (1)	16	287
World Wrestling Entertainment, Inc.	37	1,826
Yelp, Inc. (1)	91	3,298
Ziff Davis, Inc. (1)	205	22,726
		1,361,198

Consumer Discretionary — 3.8%
Abercrombie & Fitch Co. (1)	33	1,149
Academy Sports & Outdoors, Inc. (1)	117	5,136
Adient PLC (1)	69	3,304
Amazon.com, Inc. (1)	125	416,793
American Axle & Manufacturing Holdings, Inc. (1)	119	1,110
American Eagle Outfitters, Inc.	70	1,772
Aptiv PLC (1)	26	4,289
Aramark	185	6,817
Asbury Automotive Group, Inc. (1)	28	4,836

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
AutoNation, Inc. (1)	30	3,506
AutoZone, Inc. (1)	14	29,349
Bath & Body Works, Inc.	26	1,815
Best Buy Co., Inc.	273	27,737
Big 5 Sporting Goods Corp.	18	342
Big Lots, Inc.	83	3,739
Biglari Holdings, Inc. (1)	9	1,283
Boyd Gaming Corp. (1)	115	7,541
Brinker International, Inc. (1)	45	1,647
Buckle, Inc./The	25	1,058
Caleres, Inc.	44	998
Capri Holdings, Ltd. (1)	102	6,621
Chico’s FAS, Inc. (1)	42	226
Conn’s, Inc. (1)	14	329
Container Store Group, Inc./The (1)	1	10
Crocs, Inc. (1)	144	18,464
Dana, Inc.	99	2,259
Dave & Buster’s Entertainment, Inc. (1)	4	154
Designer Brands, Inc. (1)	57	810
Dick’s Sporting Goods, Inc.	85	9,774
Dollar Tree, Inc. (1)	22	3,091
eBay, Inc.	234	15,561
Ethan Allen Interiors, Inc.	10	263
Everi Holdings, Inc. (1)	155	3,309
Foot Locker, Inc.	161	7,024
Ford Motor Co.	1,534	31,861
Fossil Group, Inc. (1)	54	556
GameStop Corp. (1)	20	2,968
Gap, Inc./The	61	1,077
Garmin, Ltd.	392	53,379
General Motors Co. (1)	583	34,181
Genius Brands International, Inc. (1)	51	54
Goodyear Tire & Rubber Co./The (1)	139	2,963
Greenlane Holdings, Inc. (1)	217	209
Group 1 Automotive, Inc.	11	2,147
Guess?, Inc.	123	2,913
Hibbett, Inc.	16	1,151
Home Depot, Inc./The	628	260,626
Houghton Mifflin Harcourt Co. (1)	46	741
International Game Technology PLC	261	7,546
Kohl’s Corp.	213	10,520
Lands’ End, Inc. (1)	48	942
Lear Corp.	33	6,037
Liquidity Services, Inc. (1)	17	375
LKQ Corp.	1	60
Lovesac Co./The (1)	14	928
Lowe’s Cos., Inc.	692	178,868

The accompanying notes are an integral part of these financial statements.

Page 46	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Lululemon Athletica, Inc. (1)	42	16,441
Macy’s, Inc.	154	4,032
MGM Resorts International	146	6,552
Nordstrom, Inc. (1)	56	1,267
ODP Corp./The (1)	30	1,178
OneWater Marine, Inc.	144	8,780
O’Reilly Automotive, Inc. (1)	44	31,074
Overstock.com, Inc. (1)	5	295
Party City Holdco, Inc. (1)	247	1,376
Qurate Retail, Inc.	315	2,394
RCI Hospitality Holdings, Inc.	12	935
Red Robin Gourmet Burgers, Inc. (1)	139	2,298
Red Rock Resorts, Inc.	88	4,841
Revolve Group, Inc. (1)	33	1,849
Scientific Games Corp. (1)	50	3,342
SeaWorld Entertainment, Inc. (1)	51	3,308
Shoe Carnival, Inc.	5	195
Shutterstock, Inc.	32	3,548
Signet Jewelers, Ltd.	14	1,218
Skyline Champion Corp. (1)	46	3,633
Smith & Wesson Brands, Inc.	102	1,816
Sonos, Inc. (1)	279	8,314
Steven Madden, Ltd.	176	8,179
Tapestry, Inc.	274	11,124
Target Corp.	224	51,843
Tempur Sealy International, Inc.	82	3,856
Tenneco, Inc. (1)	148	1,672
Tesla, Inc. (1)	297	313,864
Thor Industries, Inc.	156	16,188
Town Sports International Holdings, Inc. (1)	378	0
Tupperware Brands Corp. (1)	58	887
Urban Outfitters, Inc. (1)	44	1,292
Vera Bradley, Inc. (1)	4	34
Vista Outdoor, Inc. (1)	13	599
Waitr Holdings, Inc. (1)	187	138
Weber, Inc.	125	1,616
Williams-Sonoma, Inc.	49	8,287
XPEL, Inc. (1)	20	1,366
		1,721,849

Consumer Staples — 1.0%
Albertsons Cos., Inc.	430	12,982
Bunge, Ltd.	1,243	116,046
Celsius Holdings, Inc. (1)	15	1,119
Coca-Cola Co./The	79	4,678
Costco Wholesale Corp.	87	49,390
Darling Ingredients, Inc. (1)	250	17,323

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Hershey Co./The	424	82,031
PepsiCo, Inc.	401	69,658
Spectrum Brands Holdings, Inc.	76	7,731
Tyson Foods, Inc.	45	3,922
Walgreens Boots Alliance, Inc.	170	8,867
Walmart, Inc.	612	88,550
		462,297

Energy — 1.6%
Alto Ingredients, Inc. (1)	7	34
Altus Midstream Co.	9	552
Antero Resources Corp. (1)	88	1,540
APA Corp.	334	8,981
Ardmore Shipping Corp. (1)	46	155
Berry Corp.	67	564
Bristow Group, Inc. (1)	22	697
Cactus, Inc.	32	1,220
Cheniere Energy, Inc.	6	609
Chevron Corp.	1,317	154,550
ConocoPhillips	565	40,782
CONSOL Energy, Inc. (1)	9	204
CVR Energy, Inc.	29	487
Delek US Holdings, Inc. (1)	161	2,413
Devon Energy Corp.	457	20,131
DHT Holdings, Inc.	83	431
Diamondback Energy, Inc.	87	9,383
EOG Resources, Inc.	196	17,411
Expro Group Holdings NV (1)	33	474
Exxon Mobil Corp.	3,089	189,016
Hess Corp.	77	5,700
Laredo Petroleum, Inc. (1)	9	541
Marathon Oil Corp.	17	279
Marathon Petroleum Corp.	2,006	128,364
Nabors Industries, Ltd. (1)	26	2,108
NextDecade Corp. (1)	57	162
Nine Energy Service, Inc. (1)	309	309
Northern Oil and Gas, Inc.	7	144
Occidental Petroleum Corp.	764	22,148
Oceaneering International, Inc. (1)	99	1,120
ONEOK, Inc.	1,051	61,757
Ovintiv, Inc.	262	8,829
Par Pacific Holdings, Inc. (1)	1	16
PDC Energy, Inc.	5	244
Peabody Energy Corp. (1)	78	785
Phillips 66	184	13,333
Pioneer Natural Resources Co.	44	8,003
Range Resources Corp. (1)	29	517

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 47

Schedule of Investments
December 31, 2021

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Schlumberger NV	574	17,191
Scorpio Tankers, Inc.	8	102
SM Energy Co.	76	2,240
Southwestern Energy Co. (1)	354	1,650
Talos Energy, Inc. (1)	123	1,205
Targa Resources Corp.	166	8,672
Teekay Corp. (1)	121	380
Uranium Energy Corp. (1)	53	178
W&T Offshore, Inc. (1)	22	71
Westmoreland Coal Co. (1)	539	0
World Fuel Services Corp.	36	953
		736,635

Financials — 4.0%
Affiliated Managers Group, Inc.	44	7,238
Aflac, Inc.	272	15,882
Allstate Corp./The	552	64,943
Ally Financial, Inc.	298	14,188
American Express Co.	20	3,272
American Financial Group, Inc./OH	68	9,338
American International Group, Inc.	2,237	127,196
Ameris Bancorp	144	7,154
Athene Holding, Ltd. (1)	1,209	100,746
Bank of America Corp.	2,538	112,916
Bank of New York Mellon Corp./The	648	37,636
Bank OZK	110	5,118
Berkshire Hathaway, Inc. (1)	789	235,911
BGC Partners, Inc.	99	460
Blackstone, Inc.	90	11,645
Capital One Financial Corp.	289	41,931
Charles Schwab Corp./The	661	55,590
Chimera Investment Corp.	1,546	23,314
Citigroup, Inc.	761	45,957
Citizens Financial Group, Inc.	277	13,088
Comerica, Inc.	33	2,871
East West Bancorp, Inc.	163	12,825
Ellington Financial, Inc.	247	4,221
Evercore, Inc.	160	21,736
Fidelity National Financial, Inc.	308	16,071
Fifth Third Bancorp	770	33,534
First American Financial Corp.	584	45,686
Goldman Sachs Group, Inc./The	14	5,356
Hancock Whitney Corp.	76	3,802
Hartford Financial Services Group, Inc./The	189	13,049
Invesco, Ltd.	211	4,857
Janus Henderson Group PLC	143	5,997
JPMorgan Chase & Co.	716	113,379

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
KKR & Co., Inc.	416	30,992
LendingClub Corp. (1)	41	991
LPL Financial Holdings, Inc.	33	5,283
Marlin Business Services Corp.	173	4,027
MBIA, Inc. (1)	123	1,942
Medley Management, Inc. (1)	21	0
Meta Financial Group, Inc.	52	3,102
MetLife, Inc.	252	15,747
Moelis & Co.	166	10,377
Morgan Stanley	864	84,810
Northrim BanCorp, Inc.	125	5,433
OneMain Holdings, Inc.	83	4,153
PacWest Bancorp	101	4,562
Pinnacle Financial Partners, Inc.	38	3,629
Piper Sandler Cos.	93	16,601
PNC Financial Services Group, Inc./The	113	22,659
Popular, Inc.	53	4,348
Prudential Financial, Inc.	131	14,179
Pzena Investment Management, Inc.	268	2,538
RBB Bancorp	42	1,100
Redwood Trust, Inc.	27	356
Regions Financial Corp.	631	13,756
Santander Consumer USA Holdings, Inc.	121	5,084
Siebert Financial Corp. (1)	14	32
Signature Bank/New York NY	33	10,675
Silvercrest Asset Management Group, Inc.	39	670
SLM Corp.	170	3,344
Stewart Information Services Corp.	407	32,450
SVB Financial Group (1)	14	9,495
Synchrony Financial	2,423	112,403
Synovus Financial Corp.	58	2,776
Tiptree, Inc.	16	221
Truist Financial Corp.	421	24,650
Umpqua Holdings Corp.	522	10,043
Upstart Holdings, Inc. (1)	14	2,118
US Bancorp	684	38,420
Walker & Dunlop, Inc.	69	10,411
Wells Fargo & Co.	1,426	68,419
Western Alliance Bancorp	56	6,028
Zions Bancorp NA	183	11,558
		1,816,289

Healthcare — 6.4%
AbbVie, Inc.	1,548	209,599
Abeona Therapeutics, Inc. (1)	95	32
AcelRx Pharmaceuticals, Inc. (1)	50	28
ADMA Biologics, Inc. (1)	28	39

The accompanying notes are an integral part of these financial statements.

Page 48	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Affimed NV (1)	134	740
AgeX Therapeutics, Inc. (1)	13	14
Agilent Technologies, Inc.	551	87,967
Alector, Inc. (1)	21	434
Alkermes PLC (1)	91	2,117
Allakos, Inc. (1)	25	245
Alnylam Pharmaceuticals, Inc. (1)	19	3,222
AmerisourceBergen Corp.	268	35,615
Amgen, Inc.	631	141,956
Amicus Therapeutics, Inc. (1)	122	1,409
AMN Healthcare Services, Inc. (1)	26	3,181
Amneal Pharmaceuticals, Inc. (1)	233	1,116
Anavex Life Sciences Corp. (1)	19	329
ANI Pharmaceuticals, Inc. (1)	13	599
Anthem, Inc.	192	89,000
Apellis Pharmaceuticals, Inc. (1)	11	520
Apollo Medical Holdings, Inc. (1)	41	3,013
Applied Therapeutics, Inc. (1)	57	510
Arbutus Biopharma Corp. (1)	206	801
Arcutis Biotherapeutics, Inc. (1)	57	1,182
Arrowhead Pharmaceuticals, Inc. (1)	46	3,050
Arvinas, Inc. (1)	24	1,971
Assertio Holdings, Inc. (1)	132	288
Atara Biotherapeutics, Inc. (1)	10	158
Avalo Therapeutics, Inc. (1)	260	442
Avid Bioservices, Inc. (1)	11	321
Beam Therapeutics, Inc. (1)	25	1,992
Beyondspring, Inc. (1)	34	154
BioCryst Pharmaceuticals, Inc. (1)	43	596
BioDelivery Sciences International, Inc. (1)	595	1,845
Biohaven Pharmaceutical Holding Co., Ltd. (1)	23	3,170
Bio-Rad Laboratories, Inc. (1)	22	16,623
Bio-Techne Corp.	24	12,416
Blueprint Medicines Corp. (1)	25	2,678
Bridgebio Pharma, Inc. (1)	29	484
Bristol-Myers Squibb Co.	1,530	95,396
Bruker Corp.	166	13,929
Calyxt, Inc. (1)	65	138
Cardinal Health, Inc.	401	20,647
CareDx, Inc. (1)	27	1,228
CASI Pharmaceuticals, Inc. (1)	17	14
Cassava Sciences, Inc. (1)	43	1,879
Catalent, Inc. (1)	95	12,163
Catalyst Pharmaceuticals, Inc. (1)	308	2,085
cbdMD, Inc. (1)	7	8
Centogene NV (1)	74	387

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Cerevel Therapeutics Holdings, Inc. (1)	14	454
Cerner Corp.	513	47,642
Community Health Systems, Inc. (1)	115	1,531
Computer Programs and Systems, Inc. (1)	34	996
Conformis, Inc. (1)	10	8
Cross Country Healthcare, Inc. (1)	4	111
CVS Health Corp.	543	56,016
Danaher Corp.	553	181,943
Deciphera Pharmaceuticals, Inc. (1)	4	39
Dynavax Technologies Corp. (1)	67	943
Editas Medicine, Inc. (1)	41	1,089
Elanco Animal Health, Inc. Contingent Value Rights (1)(5)	99	0
Eli Lilly & Co.	351	96,953
Eloxx Pharmaceuticals, Inc. (1)	273	193
Enanta Pharmaceuticals, Inc. (1)	15	1,122
Endo International PLC (1)	141	530
Evolent Health, Inc. (1)	21	581
Exact Sciences Corp. (1)	11	856
Exelixis, Inc. (1)	180	3,290
Galectin Therapeutics, Inc. (1)	63	130
Genprex, Inc. (1)	180	236
Gilead Sciences, Inc.	1,319	95,773
Globus Medical, Inc. (1)	105	7,581
HCA Healthcare, Inc.	142	36,483
Horizon Therapeutics Plc (1)	485	52,264
Humanigen, Inc. (1)	9	33
Illumina, Inc. (1)	2	761
Incyte Corp. (1)	409	30,021
Inotiv, Inc. (1)	26	1,094
Intellia Therapeutics, Inc. (1)	26	3,074
Johnson & Johnson	1,570	268,580
Jounce Therapeutics, Inc. (1)	56	468
Kezar Life Sciences, Inc. (1)	51	853
La Jolla Pharmaceutical Co. (1)	56	260
Mallinckrodt PLC (1)	22	3
MannKind Corp. (1)	298	1,302
Maravai LifeSciences Holdings, Inc. (1)	40	1,676
Marinus Pharmaceuticals, Inc. (1)	40	475
McKesson Corp.	254	63,137
Merck & Co., Inc.	2,054	157,419
Mirati Therapeutics, Inc. (1)	22	3,227
Moderna, Inc. (1)	292	74,162
Myriad Genetics, Inc. (1)	30	828
Natera, Inc. (1)	45	4,203
Novavax, Inc. (1)	25	3,577
Ocugen, Inc. (1)	59	268

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 49

Schedule of Investments
December 31, 2021

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Oncocyte Corp. (1)	95	206
Oramed Pharmaceuticals, Inc. (1)	30	428
Organogenesis Holdings, Inc. (1)	12	111
Organon & Co.	176	5,359
Palatin Technologies, Inc. (1)	689	352
PerkinElmer, Inc.	85	17,090
Perrigo Co. PLC	540	21,006
Pfizer, Inc.	2,693	159,022
PolarityTE, Inc. (1)	3	2
Precigen, Inc. (1)	240	890
Prothena Corp. PLC (1)	23	1,136
Puma Biotechnology, Inc. (1)	125	380
Quest Diagnostics, Inc.	109	18,858
Quidel Corp. (1)	22	2,970
Radius Health, Inc. (1)	31	215
Regeneron Pharmaceuticals, Inc. (1)	208	131,356
REGENXBIO, Inc. (1)	8	262
Rocket Pharmaceuticals, Inc. (1)	8	175
Sage Therapeutics, Inc. (1)	61	2,595
Seres Therapeutics, Inc. (1)	1	8
Sesen Bio, Inc. (1)	240	196
Sorrento Therapeutics, Inc. (1)	146	679
SpringWorks Therapeutics, Inc. (1)	16	992
STAAR Surgical Co. (1)	26	2,374
Sutro Biopharma, Inc. (1)	38	565
Tenet Healthcare Corp. (1)	32	2,614
Thermo Fisher Scientific, Inc.	248	165,476
TransMedics Group, Inc. (1)	11	211
Twist Bioscience Corp. (1)	19	1,470
Tyme Technologies, Inc. (1)	70	42
Ultragenyx Pharmaceutical, Inc. (1)	13	1,093
UnitedHealth Group, Inc.	456	228,976
Universal Health Services, Inc.	43	5,575
Vanda Pharmaceuticals, Inc. (1)	40	628
Veracyte, Inc. (1)	54	2,225
Viatris, Inc.	1,031	13,949
ViewRay, Inc. (1)	163	898
WaVe Life Sciences, Ltd. (1)	98	308
West Pharmaceutical Services, Inc.	119	55,812
Zentalis Pharmaceuticals, Inc. (1)	25	2,102
ZIOPHARM Oncology, Inc. (1)	104	113
Zoetis, Inc.	264	64,424
		2,893,058

Industrials — 2.2%
Acuity Brands, Inc.	52	11,009
AGCO Corp.	66	7,657

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
ArcBest Corp.	16	1,918
Atkore, Inc. (1)	35	3,892
Atlas Air Worldwide Holdings, Inc. (1)	54	5,082
Avis Budget Group, Inc. (1)	17	3,525
Axon Enterprise, Inc. (1)	17	2,669
AZZ, Inc.	50	2,765
Boise Cascade Co.	254	18,085
Builders FirstSource, Inc. (1)	90	7,714
Carrier Global Corp.	77	4,176
Caterpillar, Inc.	79	16,332
Clean Harbors, Inc. (1)	4	399
Copart, Inc. (1)	63	9,552
Core & Main, Inc. (1)	14	425
Covenant Logistics Group, Inc. (1)	31	819
CSX Corp.	536	20,154
Dover Corp.	51	9,262
Eaton Corp. PLC	126	21,775
EMCOR Group, Inc.	269	34,268
Emerson Electric Co.	339	31,517
Encore Wire Corp.	10	1,431
EnerSys	6	474
Franklin Electric Co., Inc.	49	4,633
FTC Solar, Inc. (1)	28	212
FuelCell Energy, Inc. (1)	90	468
Genco Shipping & Trading, Ltd.	100	1,600
Generac Holdings, Inc. (1)	71	24,986
General Dynamics Corp.	442	92,144
GrafTech International, Ltd.	188	2,224
Granite Construction, Inc.	2	77
Helios Technologies, Inc.	9	947
Herc Holdings, Inc.	27	4,227
Hillenbrand, Inc.	58	3,015
Hub Group, Inc. (1)	35	2,948
Huntington Ingalls Industries, Inc.	126	23,529
JB Hunt Transport Services, Inc.	90	18,396
Johnson Controls International plc	1,698	138,064
Karat Packaging, Inc. (1)	15	303
Korn Ferry	1	76
Manitowoc Co., Inc./The (1)	176	3,272
ManpowerGroup, Inc.	287	27,934
Matson, Inc.	11	990
Meritor, Inc. (1)	54	1,338
Mesa Air Group, Inc. (1)	264	1,478
Miller Industries, Inc./TN	8	267
Mueller Industries, Inc.	309	18,342
MYR Group, Inc. (1)	10	1,106
NL Industries, Inc.	11	81

The accompanying notes are an integral part of these financial statements.

Page 50	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
nVent Electric PLC	215	8,170
Old Dominion Freight Line, Inc.	71	25,445
Oshkosh Corp.	71	8,002
Owens Corning	111	10,046
Plug Power, Inc. (1)	146	4,122
Quad/Graphics, Inc. (1)	230	920
Quanta Services, Inc.	945	108,354
Raytheon Technologies Corp.	499	42,944
Regal Rexnord Corp.	166	28,250
Resideo Technologies, Inc. (1)	120	3,124
REV Group, Inc.	30	425
Robert Half International, Inc.	4	446
Rush Enterprises, Inc.	4	223
Ryder System, Inc.	233	19,206
Saia, Inc. (1)	19	6,404
Shyft Group, Inc./The	44	2,162
SkyWest, Inc. (1)	202	7,939
Terex Corp.	224	9,845
Textainer Group Holdings, Ltd.	54	1,928
Textron, Inc.	574	44,313
Titan International, Inc. (1)	199	2,181
Triton International, Ltd.	106	6,384
TrueBlue, Inc. (1)	48	1,328
United Parcel Service, Inc.	216	46,297
United Rentals, Inc. (1)	30	9,969
Valmont Industries, Inc.	36	9,018
Vectrus, Inc. (1)	46	2,105
Veritiv Corp. (1)	1	123
Vicor Corp. (1)	14	1,778
WESCO International, Inc. (1)	64	8,422
Yellow Corp. (1)	38	478
		1,007,908

Information Technology — 10.0%
3D Systems Corp. (1)	19	409
Accenture PLC	83	34,408
ACI Worldwide, Inc. (1)	164	5,691
Adobe, Inc. (1)	222	125,887
Advanced Micro Devices, Inc. (1)	501	72,094
Alliance Data Systems Corp.	141	9,386
Ambarella, Inc. (1)	21	4,261
American Software, Inc./GA	94	2,460
Amkor Technology, Inc.	219	5,429
Analog Devices, Inc.	101	17,753
Apple, Inc.	4,023	714,364
Applied Materials, Inc.	1,022	160,822
Arrow Electronics, Inc. (1)	349	46,860

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Asana, Inc. (1)	75	5,591
Atlassian Corp. PLC (1)	48	18,302
Autodesk, Inc. (1)	36	10,123
Aviat Networks, Inc. (1)	3	96
Avid Technology, Inc. (1)	1	33
Avnet, Inc.	503	20,739
Belden, Inc.	25	1,643
Bill.com Holdings, Inc. (1)	26	6,478
Box, Inc. (1)	86	2,252
Broadcom, Inc.	78	51,902
Calix, Inc. (1)	79	6,318
CDK Global, Inc.	516	21,538
CDW Corp./DE	300	61,434
ChannelAdvisor Corp. (1)	155	3,825
Cisco Systems, Inc./Delaware	2,089	132,380
Cloudflare, Inc. (1)	111	14,597
Cognex Corp.	35	2,722
Concentrix Corp.	34	6,073
Conduent, Inc. (1)	454	2,424
Crowdstrike Holdings, Inc. (1)	65	13,309
Datadog, Inc. (1)	32	5,700
Diebold Nixdorf, Inc. (1)	48	434
Diodes, Inc. (1)	96	10,542
Dolby Laboratories, Inc.	846	80,556
Dropbox, Inc. (1)	918	22,528
DXC Technology Co. (1)	173	5,569
Dynatrace, Inc. (1)	79	4,768
Ebix, Inc.	43	1,307
EPAM Systems, Inc. (1)	56	37,433
Extreme Networks, Inc. (1)	16	251
Fortinet, Inc. (1)	143	51,394
Gartner, Inc. (1)	208	69,539
Hewlett Packard Enterprise Co.	642	10,124
HP, Inc.	1,546	58,238
HubSpot, Inc. (1)	21	13,842
Intel Corp.	1,800	92,700
Intuit, Inc.	248	159,519
Jabil, Inc.	609	42,843
Kimball Electronics, Inc. (1)	31	675
KLA Corp.	327	140,646
Kulicke & Soffa Industries, Inc.	63	3,814
Kyndryl Holdings, Inc. (1)	60	1,086
Lam Research Corp.	30	21,575
Lattice Semiconductor Corp. (1)	199	15,335
Manhattan Associates, Inc. (1)	148	23,013
Marathon Digital Holdings, Inc. (1)	41	1,347
MaxLinear, Inc. (1)	1	75

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 51

Schedule of Investments
December 31, 2021

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
McAfee Corp.	400	10,316
Micron Technology, Inc.	375	34,931
Microsoft Corp.	2,794	939,669
Mimecast, Ltd. (1)	44	3,501
MoneyGram International, Inc. (1)	193	1,523
MongoDB, Inc. (1)	9	4,764
Monolithic Power Systems, Inc.	9	4,440
NCR Corp. (1)	228	9,166
NortonLifeLock, Inc.	657	17,069
NVIDIA Corp.	843	247,935
NXP Semiconductors NV	50	11,389
ON Semiconductor Corp. (1)	119	8,082
Oracle Corp.	998	87,036
Palantir Technologies, Inc. (1)	33	601
Palo Alto Networks, Inc. (1)	167	92,979
Paycom Software, Inc. (1)	36	14,947
Perficient, Inc. (1)	25	3,232
Plantronics, Inc. (1)	25	734
Power Integrations, Inc.	31	2,880
Priority Technology Holdings, Inc. (1)	59	418
Progress Software Corp.	257	12,405
Qorvo, Inc. (1)	33	5,161
Rimini Street, Inc. (1)	68	406
Riot Blockchain, Inc. (1)	50	1,117
salesforce.com, Inc. (1)	311	79,034
ScanSource, Inc. (1)	26	912
SecureWorks Corp. (1)	30	479
SiTime Corp. (1)	5	1,463
SMART Global Holdings, Inc. (1)	11	781
Smartsheet, Inc. (1)	29	2,246
Sonim Technologies, Inc. (1)	18	17
Sprout Social, Inc. (1)	72	6,530
SPS Commerce, Inc. (1)	22	3,132
SS&C Technologies Holdings, Inc.	1,514	124,118
StarTek, Inc. (1)	131	684
Stratasys, Ltd. (1)	31	759
Synaptics, Inc. (1)	34	9,843
Synopsys, Inc. (1)	46	16,951
Teradata Corp. (1)	100	4,247
Teradyne, Inc.	39	6,378
TESSCO Technologies, Inc. (1)	18	114
Texas Instruments, Inc.	473	89,146
Trade Desk, Inc./The (1)	132	12,096
Trimble, Inc. (1)	137	11,945
Ultra Clean Holdings, Inc. (1)	13	746
Veritone, Inc. (1)	13	292
Viant Technology, Inc. (1)	160	1,553

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Visa, Inc.	194	42,042
VMware, Inc.	177	20,511
Workday, Inc. (1)	37	10,108
Workiva, Inc. (1)	47	6,133
Xilinx, Inc.	12	2,544
Xperi Holding Corp.	268	5,068
Zebra Technologies Corp. (1)	50	29,760
Zscaler, Inc. (1)	23	7,391
		4,468,180

Materials — 0.4%
Albemarle Corp.	58	13,559
Alcoa Corp.	97	5,779
Amyris, Inc. (1)	46	249
Avient Corp.	33	1,846
Berry Global Group, Inc. (1)	122	9,001
Celanese Corp.	103	17,310
Century Aluminum Co. (1)	25	414
Chemours Co./The	52	1,745
Cleveland-Cliffs, Inc. (1)	147	3,200
Dow, Inc.	312	17,697
Element Solutions, Inc.	46	1,117
Flotek Industries, Inc. (1)	208	235
Freeport-McMoRan, Inc.	575	23,995
Hawkins, Inc.	13	513
Huntsman Corp.	158	5,511
Intrepid Potash, Inc. (1)	5	214
Koppers Holdings, Inc. (1)	45	1,409
Louisiana-Pacific Corp.	204	15,983
LyondellBasell Industries NV	181	16,694
Mosaic Co./The	228	8,958
Nucor Corp.	168	19,177
O-I Glass, Inc. (1)	57	686
Olin Corp.	79	4,544
Rayonier Advanced Materials, Inc. (1)	33	188
Ryerson Holding Corp.	34	886
Steel Dynamics, Inc.	75	4,655
SunCoke Energy, Inc.	38	250
Trinseo PLC	54	2,833
Tronox Holdings PLC	70	1,682
United States Steel Corp.	79	1,881
Westlake Chemical Corp.	69	6,702
		188,913

Real Estate Investment Trust — 1.2%
Altisource Portfolio Solutions SA (1)	115	1,290
American Homes 4 Rent	341	14,871

The accompanying notes are an integral part of these financial statements.

Page 52	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Ashford Hospitality Trust, Inc. (1)	112	1,075
Camden Property Trust	168	30,018
CareTrust REIT, Inc.	492	11,232
CatchMark Timber Trust, Inc.	326	2,839
CBL & Associates Properties, Inc. (1)	4	125
CorEnergy Infrastructure Trust, Inc.	596	1,865
Corporate Office Properties Trust	406	11,356
CubeSmart	825	46,951
CyrusOne, Inc.	1	90
DiamondRock Hospitality Co. (1)	51	490
Easterly Government Properties, Inc.	1	23
EastGroup Properties, Inc.	148	33,722
Essex Property Trust, Inc.	40	14,089
Extra Space Storage, Inc.	7	1,587
First Industrial Realty Trust, Inc.	695	46,009
Healthcare Trust of America, Inc.	446	14,892
Host Hotels & Resorts, Inc. (1)	23	400
Invitation Homes, Inc.	341	15,461
Lamar Advertising Co.	660	80,058
Life Storage, Inc.	14	2,145
Maui Land & Pineapple Co., Inc. (1)	8	80
Mid-America Apartment Communities, Inc.	129	29,598
National Health Investors, Inc.	55	3,161
Omega Healthcare Investors, Inc.	646	19,115
PotlatchDeltic Corp.	137	8,250
Public Storage	189	70,792
RAIT Financial Trust (1)(5)	287	0
Regency Centers Corp.	595	44,833
SL Green Realty Corp.	161	11,544
Spirit MTA REIT Liquidating Trust (1)(5)	385	0
Stratus Properties, Inc. (1)	29	1,061
Tanger Factory Outlet Centers, Inc.	60	1,157
Trinity Place Holdings, Inc. (1)	331	609
UDR, Inc.	140	8,399
Universal Health Realty Income Trust	81	4,817
Weyerhaeuser Co.	368	15,154
Zillow Group, Inc. (1)	103	6,577
		555,735

Utilities — 0.7%
Evergy, Inc.	937	64,288
Exelon Corp.	2,439	140,844
MDU Resources Group, Inc.	944	29,113
NRG Energy, Inc.	802	34,550
Portland General Electric Co.	702	37,150

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
UGI Corp.	462	21,210
		327,155

Total Common Stocks (United States) (Cost $10,685,686)		15,539,217

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	81	2,483
Total Preferred Stock (United States) (Cost $2,025)		2,483

Warrants (United States) — 0.0%
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	2	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	11	191
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	4	15
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	12	166
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	9	106
Total Warrants (United States) (Cost $96)		478

Registered Investment Companies — 16.6%
U.S. Fixed Income — 7.0%
Baird Core Plus Bond Fund - Class I	9,847	114,916
Dodge & Cox Income Fund	9,396	132,108
DoubleLine Total Return Bond Fund - Class I	14,457	150,351
Frost Total Return Bond Fund - Class I	17,857	184,103
Guggenheim Total Return Bond Fund - Class I	2,304	65,796
iShares 0-5 Year High Yield Corporate Bond ETF (7)	2,989	135,402
iShares 3-7 Year Treasury Bond ETF (7)	9,213	1,185,435
Lord Abbett High Yield Fund - Class I	22,950	172,813
PGIM Short-Term Corporate Bond Fund - Class Q	5,777	64,529
Pioneer Bond Fund - Class K	13,699	133,019
Segall Bryant & Hamill Plus Bond Fund - Class I	14,333	153,932
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (7)	5,582	151,551

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 53

Schedule of Investments
December 31, 2021

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — continued
Vanguard Short-Term Bond ETF (7)	6,449	521,273
		3,165,228

International Fixed Income — 1.0%
iShares JP Morgan USD Emerging Markets Bond ETF (7)	3,978	433,841
		433,841

International Equity — 8.6%
iShares Core MSCI EAFE ETF (7)	42,298	3,157,123
iShares Core MSCI Emerging Markets ETF (7)	12,312	736,996
		3,894,119
Total Registered Investment Companies (Cost $6,308,978)		7,493,188

Money Market Registered Investment Companies — 43.8%
Meeder Institutional Prime Money Market Fund, 0.05% (2)	19,821,069	19,823,051
Total Money Market Registered Investment Companies (Cost $19,820,547)		19,823,051

Bank Obligations — 1.6%
First Merchants Bank Deposit Account, 0.20%, 1/3/2022 (3)	249,093	249,093
Metro City Bank Deposit Account, 0.05%, 1/3/2022 (3)	248,445	248,445
Pacific Mercantile Bank Deposit Account, 0.10%, 1/3/2022 (3)	247,072	247,072
Total Bank Obligations (Cost $744,610)		744,610
Total Investments — 96.3% (Cost $37,561,941)		43,603,027
Other Assets less Liabilities — 3.7%		1,652,772
Total Net Assets — 100.0%		45,255,799

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	1,947	26,129
Meeder Dynamic Allocation Fund - Retail Class	5,307	73,927
Meeder Muirfield Fund - Retail Class	2,209	21,052
Meeder Conservative Allocation Fund - Retail Class	552	13,049
Total Trustee Deferred Compensation (Cost $106,472)		134,157

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(2)	3/18/2022	(567,540)	440
Mini MSCI EAFE Index Futures	80	3/18/2022	9,287,200	267,762
Mini MSCI Emerging Markets Index Futures	32	3/18/2022	1,962,080	17,825
Russell 2000 Mini Index Futures	3	3/18/2022	336,420	9,899
Standard & Poors 500 Mini Futures	(3)	3/18/2022	(713,775)	(21,460)
Total Futures Contracts	110		10,304,385	274,466

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 54	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 48.8%
Communication Services — 4.6%
Activision Blizzard, Inc.	5,863	390,065
Alphabet, Inc. - Class C (1)	1,558	4,508,213
Alphabet, Inc. - Class A (1)	1,473	4,267,340
AMC Entertainment Holdings, Inc. (1)	2,096	57,011
AT&T, Inc.	2,866	70,504
Cargurus, Inc. (1)	903	30,377
Cars.com, Inc. (1)	659	10,603
Cinemark Holdings, Inc. (1)	1,600	25,792
Cumulus Media, Inc. (1)	9	101
DHI Group, Inc. (1)	2,509	15,656
DISH Network Corp. (1)	532	17,258
Electronic Arts, Inc.	727	95,891
Emerald Holding, Inc. (1)	1	4
Entravision Communications Corp.	1,381	9,363
Eros STX Global Corp. (1)	9	2
Gannett Co., Inc. (1)	9	48
Globalstar, Inc. (1)	5	6
Gogo, Inc. (1)	238	3,220
Gray Television, Inc.	1,422	28,668
IDT Corp. (1)	155	6,845
iHeartMedia, Inc. (1)	105	2,209
IMAX Corp. (1)	698	12,452
Integral Ad Science Holding Corp. (1)	181	4,020
Interpublic Group of Cos., Inc./The	10,252	383,937
Liberty Latin America, Ltd. - Class A (1)	1	12
Liberty Latin America, Ltd. - Class C (1)	1	11
Liberty Media Corp.-Liberty Braves - Class A (1)	986	28,348
Liberty Media Corp.-Liberty Braves - Class C (1)	3,109	87,363
Liberty TripAdvisor Holdings, Inc. (1)	4,039	8,765
Lions Gate Entertainment Corp. - Class A (1)	1,466	24,394
Lions Gate Entertainment Corp. - Class B (1)	1	15
Live Nation Entertainment, Inc. (1)	240	28,726
LiveOne, Inc. (1)	2	3
Lumen Technologies, Inc.	3	38
Meta Platforms, Inc. (1)	12,413	4,175,113
Netflix, Inc. (1)	1,930	1,162,709
News Corp.	1	22
Outbrain, Inc. (1)	2	28
Pinterest, Inc. (1)	303	11,014
Roku, Inc. (1)	99	22,592
Sinclair Broadcast Group, Inc.	597	15,779
TEGNA, Inc.	1,859	34,503
Thryv Holdings, Inc. (1)	1	41

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Twitter, Inc. (1)	3,906	168,817
Verizon Communications, Inc.	27,758	1,442,306
Vimeo, Inc. (1)	20	359
WideOpenWest, Inc. (1)	5,668	121,975
World Wrestling Entertainment, Inc.	337	16,628
Yelp, Inc. (1)	1,062	38,487
Ziff Davis, Inc. (1)	2,942	326,150
		17,653,783

Consumer Discretionary — 5.3%
Abercrombie & Fitch Co. (1)	434	15,116
Academy Sports & Outdoors, Inc. (1)	419	18,394
Adient PLC (1)	830	39,740
Amazon.com, Inc. (1)	1,569	5,231,579
American Axle & Manufacturing Holdings, Inc. (1)	1,410	13,155
American Eagle Outfitters, Inc.	811	20,535
Aptiv PLC (1)	383	63,176
Aramark	2,250	82,913
Asbury Automotive Group, Inc. (1)	277	47,846
AutoNation, Inc. (1)	305	35,639
AutoZone, Inc. (1)	213	446,531
Barnes & Noble Education, Inc. (1)	3	20
Bath & Body Works, Inc.	400	27,916
Best Buy Co., Inc.	2,546	258,674
Big 5 Sporting Goods Corp.	528	10,037
Big Lots, Inc.	342	15,407
Biglari Holdings, Inc. (1)	39	5,560
Boyd Gaming Corp. (1)	1,384	90,749
Brinker International, Inc. (1)	623	22,796
Caleres, Inc.	494	11,204
Capri Holdings, Ltd. (1)	1,221	79,255
Cato Corp./The	2	34
Chico’s FAS, Inc. (1)	323	1,738
Clarus Corp.	2	55
Conn’s, Inc. (1)	174	4,092
Container Store Group, Inc./The (1)	45	449
Crocs, Inc. (1)	1,256	161,044
Dana, Inc.	2,305	52,600
Designer Brands, Inc. (1)	465	6,608
Dick’s Sporting Goods, Inc.	1,392	160,066
Dollar Tree, Inc. (1)	367	51,571
eBay, Inc.	3,133	208,345
Ethan Allen Interiors, Inc.	151	3,970
Etsy, Inc. (1)	258	56,487
Everi Holdings, Inc. (1)	1,905	40,672

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 55

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Foot Locker, Inc.	2,761	120,462
Ford Motor Co.	20,270	421,008
Fossil Group, Inc. (1)	629	6,472
Funko, Inc. (1)	1	19
GameStop Corp. (1)	246	36,504
Gap, Inc./The	464	8,190
Garmin, Ltd.	2,917	397,208
General Motors Co. (1)	5,764	337,943
Genesco, Inc. (1)	12	770
Genius Brands International, Inc. (1)	475	499
Golden Entertainment, Inc. (1)	191	9,651
Goodyear Tire & Rubber Co./The (1)	3,060	65,239
GoPro, Inc. (1)	3	31
Greenlane Holdings, Inc. (1)	2,139	2,062
Group 1 Automotive, Inc.	110	21,474
Guess?, Inc.	1,276	30,216
H&R Block, Inc.	4	94
Harley-Davidson, Inc.	158	5,955
Hibbett, Inc.	113	8,128
Home Depot, Inc./The	6,548	2,717,485
Houghton Mifflin Harcourt Co. (1)	337	5,426
International Game Technology PLC	3,194	92,339
JOANN, Inc.	140	1,453
Kirkland’s, Inc. (1)	94	1,403
Kohl’s Corp.	2,407	118,882
Lands’ End, Inc. (1)	392	7,695
Lazydays Holdings, Inc. (1)	1	22
Lear Corp.	513	93,853
Lifetime Brands, Inc.	1	16
Liquidity Services, Inc. (1)	126	2,782
LKQ Corp.	2	120
Lovesac Co./The (1)	119	7,885
Lowe’s Cos., Inc.	6,860	1,773,173
Lululemon Athletica, Inc. (1)	470	183,982
Macy’s, Inc.	2,141	56,051
MGM Resorts International	3,183	142,853
Movado Group, Inc.	1	42
Murphy USA, Inc.	200	39,848
Newell Brands, Inc.	1	22
Noodles & Co. (1)	1	9
Nordstrom, Inc. (1)	457	10,337
ODP Corp./The (1)	394	15,476
ONE Group Hospitality, Inc./The (1)	4	50
OneWater Marine, Inc.	1,215	74,079
O’Reilly Automotive, Inc. (1)	843	595,352
Overstock.com, Inc. (1)	27	1,593

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Party City Holdco, Inc. (1)	2,964	16,509
Penn National Gaming, Inc. (1)	48	2,489
Perdoceo Education Corp. (1)	1	12
Qurate Retail, Inc.	4,275	32,490
RCI Hospitality Holdings, Inc.	229	17,835
Red Robin Gourmet Burgers, Inc. (1)	1,342	22,183
Red Rock Resorts, Inc.	1,069	58,806
Revolve Group, Inc. (1)	700	39,228
Scientific Games Corp. (1)	645	43,105
SeaWorld Entertainment, Inc. (1)	555	35,997
Shoe Carnival, Inc.	124	4,846
Shutterstock, Inc.	533	59,099
Signet Jewelers, Ltd.	43	3,742
Skyline Champion Corp. (1)	832	65,711
Smith & Wesson Brands, Inc.	1,266	22,535
Sonos, Inc. (1)	3,999	119,170
Steven Madden, Ltd.	1,512	70,263
StoneMor, Inc. (1)	3	7
Tapestry, Inc.	3,169	128,661
Target Corp.	3,225	746,394
Target Hospitality Corp. (1)	1	4
Tempur Sealy International, Inc.	1,444	67,911
Tenneco, Inc. (1)	2,668	30,148
Tesla, Inc. (1)	3,446	3,641,664
Thor Industries, Inc.	1,445	149,948
Tilly’s, Inc.	7	113
Town Sports International Holdings, Inc. (1)	1,777	1
Tupperware Brands Corp. (1)	549	8,394
Ulta Beauty, Inc. (1)	160	65,974
Urban Outfitters, Inc. (1)	491	14,416
Vera Bradley, Inc. (1)	3	26
Waitr Holdings, Inc. (1)	1,612	1,193
Weber, Inc.	2,514	32,506
Williams-Sonoma, Inc.	614	103,846
Winnebago Industries, Inc.	1,584	118,673
XPEL, Inc. (1)	156	10,652
		20,432,677

Consumer Staples — 1.5%
Albertsons Cos., Inc.	5,437	164,143
BJ’s Wholesale Club Holdings, Inc. (1)	2	134
Bunge, Ltd.	15,174	1,416,645
Celsius Holdings, Inc. (1)	105	7,830
Coca-Cola Co./The	11,453	678,132
Costco Wholesale Corp.	1,856	1,053,651
Coty, Inc. (1)	1	11

The accompanying notes are an integral part of these financial statements.

Page 56	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Darling Ingredients, Inc. (1)	420	29,102
Fresh Del Monte Produce, Inc.	191	5,272
General Mills, Inc.	1,065	71,760
Hershey Co./The	5,527	1,069,309
Hostess Brands, Inc. (1)	1	20
NewAge, Inc. (1)	1	1
PepsiCo, Inc.	4,208	730,972
Pilgrim’s Pride Corp. (1)	3	85
Simply Good Foods Co./The (1)	2,026	84,221
Spectrum Brands Holdings, Inc.	1,031	104,873
Tyson Foods, Inc.	1,811	157,847
Walgreens Boots Alliance, Inc.	1,782	92,949
Walmart, Inc.	1,052	152,214
		5,819,171

Energy — 1.6%
Alto Ingredients, Inc. (1)	226	1,087
Altus Midstream Co.	144	8,829
Amplify Energy Corp. (1)	155	482
Antero Midstream Corp.	5	48
Antero Resources Corp. (1)	1,220	21,350
APA Corp.	3,531	94,949
Ardmore Shipping Corp. (1)	586	1,981
Berry Corp.	183	1,541
Bristow Group, Inc. (1)	175	5,542
Cactus, Inc.	619	23,602
California Resources Corp.	1	43
Centennial Resource Development, Inc./DE (1)	1	6
Cheniere Energy, Inc.	227	23,022
Chevron Corp.	5,958	699,171
CNX Resources Corp. (1)	1	14
Comstock Resources, Inc. (1)	7	57
ConocoPhillips	7,770	560,839
CONSOL Energy, Inc. (1)	117	2,657
Coterra Energy, Inc.	8	152
CVR Energy, Inc.	308	5,177
Delek US Holdings, Inc. (1)	2,263	33,922
Devon Energy Corp.	2,808	123,692
DHT Holdings, Inc.	996	5,169
Diamondback Energy, Inc.	267	28,796
Dorian LPG, Ltd.	97	1,231
DT Midstream, Inc.	2	96
Energy Fuels, Inc./Canada (1)	7	53
EOG Resources, Inc.	2,575	228,737
Equitrans Midstream Corp.	2	21

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Expro Group Holdings NV (1)	459	6,587
Exxon Mobil Corp.	27,307	1,670,915
Falcon Minerals Corp.	4	19
Frontline, Ltd./Bermuda (1)	1	7
Golar LNG, Ltd. (1)	4	50
Hess Corp.	994	73,586
HollyFrontier Corp.	400	13,112
Kinder Morgan, Inc.	3	48
Kosmos Energy, Ltd. (1)	8	28
Laredo Petroleum, Inc. (1)	183	11,004
Magnolia Oil & Gas Corp.	2	38
Marathon Oil Corp.	481	7,898
Marathon Petroleum Corp.	13,552	867,192
Nabors Industries, Ltd. (1)	324	26,273
Newpark Resources, Inc. (1)	3	9
NextDecade Corp. (1)	1,003	2,859
NexTier Oilfield Solutions, Inc. (1)	1	4
Nine Energy Service, Inc. (1)	3,965	3,965
Nordic American Tankers, Ltd.	2	3
Northern Oil and Gas, Inc.	139	2,861
NOV, Inc.	1	14
Occidental Petroleum Corp.	7,862	227,919
Oceaneering International, Inc. (1)	1,778	20,109
ONEOK, Inc.	6,839	401,860
Ovintiv, Inc.	2,462	82,969
Par Pacific Holdings, Inc. (1)	263	4,337
Patterson-UTI Energy, Inc.	1	8
PDC Energy, Inc.	51	2,488
Peabody Energy Corp. (1)	1,173	11,812
Phillips 66	4,483	324,838
Pioneer Natural Resources Co.	591	107,491
Range Resources Corp. (1)	481	8,576
Schlumberger NV	7,157	214,352
Scorpio Tankers, Inc.	628	8,045
SFL Corp., Ltd.	2	16
SM Energy Co.	776	22,876
Southwestern Energy Co. (1)	4,675	21,786
Talos Energy, Inc. (1)	1,679	16,454
Targa Resources Corp.	1,823	95,234
Teekay Corp. (1)	1,513	4,751
Teekay Tankers, Ltd. (1)	241	2,627
Tellurian, Inc. (1)	1	3
TETRA Technologies, Inc. (1)	3	9
Uranium Energy Corp. (1)	510	1,709
Ur-Energy, Inc. (1)	2	2
Valero Energy Corp.	2,593	194,760

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 57

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
W&T Offshore, Inc. (1)	497	1,605
World Fuel Services Corp.	1,167	30,890
		6,366,264

Financials — 5.9%
Affiliated Managers Group, Inc.	522	85,874
Aflac, Inc.	4,574	267,076
Allstate Corp./The	6,551	770,725
Ally Financial, Inc.	1,654	78,747
American Express Co.	666	108,958
American Financial Group, Inc./OH	1,106	151,876
American International Group, Inc.	27,132	1,542,726
American National Insurance Co. (1)	35	6,609
Ameris Bancorp	1,557	77,352
Apollo Commercial Real Estate Finance, Inc.	1	13
Arbor Realty Trust, Inc.	1	18
Ares Commercial Real Estate Corp.	418	6,078
Athene Holding, Ltd. (1)	10,073	839,383
Atlanticus Holdings Corp. (1)	52	3,709
Bank of America Corp.	30,713	1,366,421
Bank of New York Mellon Corp./The	7,818	454,069
Bank OZK	796	37,038
Berkshire Hathaway, Inc. (1)	8,448	2,525,952
Berkshire Hills Bancorp, Inc.	1	28
BGC Partners, Inc.	627	2,916
Blackstone, Inc.	5,045	652,773
Blue Ridge Bankshares, Inc.	4	72
Byline Bancorp, Inc.	1	27
Capital Bancorp, Inc.	131	3,432
Capital One Financial Corp.	2,986	433,239
Capstar Financial Holdings, Inc.	1	21
Carlyle Group, Inc./The	1	55
Charles Schwab Corp./The	7,347	617,883
Chimera Investment Corp.	21,230	320,148
CIT Group, Inc.	409	20,998
Citigroup, Inc.	9,856	595,204
Citizens Financial Group, Inc.	3,473	164,099
Civista Bancshares, Inc.	661	16,128
Comerica, Inc.	367	31,929
Curo Group Holdings Corp.	1	16
East West Bancorp, Inc.	1,711	134,621
Ellington Financial, Inc.	3,216	54,961
Equity Bancshares, Inc.	1	34
Evercore, Inc.	2,109	286,508
EZCORP, Inc. (1)	1	7

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Farmers National Banc Corp.	1	19
Fidelity National Financial, Inc.	19,710	1,028,468
Fifth Third Bancorp	8,523	371,177
First American Financial Corp.	9,542	746,471
First BanCorp/Puerto Rico	3	41
First Bank/Hamilton NJ	1	15
Genworth Financial, Inc. (1)	5	20
Goldman Sachs Group, Inc./The	279	106,731
Great Ajax Corp.	2	26
Great Western Bancorp, Inc.	1	34
Hancock Whitney Corp.	755	37,765
Hanmi Financial Corp.	1	24
HarborOne Bancorp, Inc.	1	15
Hartford Financial Services Group, Inc./The	2,606	179,918
Hilltop Holdings, Inc.	1	35
Invesco, Ltd.	3,730	85,865
Janus Henderson Group PLC	2,447	102,627
Jefferies Financial Group, Inc.	953	36,976
JPMorgan Chase & Co.	7,301	1,156,113
Kearny Financial Corp./MD	1	13
KKR & Co., Inc.	5,246	390,827
LendingClub Corp. (1)	544	13,154
Loews Corp.	1	58
LPL Financial Holdings, Inc.	236	37,781
Luther Burbank Corp.	1	14
Maiden Holdings, Ltd. (1)	2	6
Marlin Business Services Corp.	2,299	53,521
Marsh & McLennan Cos., Inc.	3,717	646,089
MBIA, Inc. (1)	1,231	19,437
Medley Management, Inc. (1)	101	1
Meta Financial Group, Inc.	836	49,876
MetLife, Inc.	6,098	381,064
Metrocity Bankshares, Inc.	1	28
MFA Financial, Inc.	3	14
MGIC Investment Corp.	1	14
Moelis & Co.	1,079	67,448
Morgan Stanley	11,599	1,138,558
Mr Cooper Group, Inc. (1)	1,502	62,498
New Residential Investment Corp.	4	43
New York Mortgage Trust, Inc.	3	11
Northrim BanCorp, Inc.	1,347	58,541
Old Republic International Corp.	340	8,357
OneMain Holdings, Inc.	1,224	61,249
PacWest Bancorp	906	40,924
Pinnacle Financial Partners, Inc.	195	18,623
PNC Financial Services Group, Inc./The	1,521	304,991

The accompanying notes are an integral part of these financial statements.

Page 58	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Popular, Inc.	550	45,122
Provident Bancorp, Inc.	1	19
Provident Financial Services, Inc.	1	24
Prudential Financial, Inc.	1,775	192,126
Pzena Investment Management, Inc.	3,247	30,749
RBB Bancorp	2,647	69,351
Redwood Trust, Inc.	1,506	19,864
Regional Management Corp.	1	57
Regions Financial Corp.	8,452	184,254
Sandy Spring Bancorp, Inc.	872	41,926
Santander Consumer USA Holdings, Inc.	831	34,919
Sculptor Capital Management, Inc.	7	149
Siebert Financial Corp. (1)	475	1,102
Signature Bank/New York NY	383	123,889
Silvercrest Asset Management Group, Inc.	274	4,705
SLM Corp.	5,271	103,681
SmartFinancial, Inc.	1	27
South Plains Financial, Inc.	1	28
Spirit of Texas Bancshares, Inc.	1	29
StepStone Group, Inc.	181	7,524
Stewart Information Services Corp.	6,018	479,815
StoneX Group, Inc. (1)	81	4,961
SVB Financial Group (1)	168	113,944
Synchrony Financial	9,242	428,736
Synovus Financial Corp.	371	17,760
Tiptree, Inc.	154	2,130
Towne Bank/Portsmouth VA	2	63
Truist Financial Corp.	4,637	271,496
Umpqua Holdings Corp.	7,499	144,281
Universal Insurance Holdings, Inc.	1	17
Univest Financial Corp.	1	30
Upstart Holdings, Inc. (1)	164	24,813
US Bancorp	8,565	481,096
Velocity Financial, Inc. (1)	1	14
Virtus Investment Partners, Inc.	29	8,616
Walker & Dunlop, Inc.	1,260	190,109
Wells Fargo & Co.	17,692	848,862
Western Alliance Bancorp	621	66,851
Zions Bancorp NA	2,099	132,573
		22,938,915

Healthcare — 9.2%
89bio, Inc. (1)	2	26
Abbott Laboratories	738	103,866
AbbVie, Inc.	17,994	2,436,388
Abeona Therapeutics, Inc. (1)	931	314

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
ADMA Biologics, Inc. (1)	114	161
Adverum Biotechnologies, Inc. (1)	2	4
Aeglea BioTherapeutics, Inc. (1)	1	5
Affimed NV (1)	1,756	9,693
Agenus, Inc. (1)	4	13
Agilent Technologies, Inc.	6,787	1,083,545
Agiliti, Inc. (1)	208	4,817
Akebia Therapeutics, Inc. (1)	2	5
Alector, Inc. (1)	240	4,956
Alkermes PLC (1)	1,977	45,985
Allakos, Inc. (1)	273	2,673
Alnylam Pharmaceuticals, Inc. (1)	589	99,883
AmerisourceBergen Corp.	2,176	289,169
Amgen, Inc.	7,892	1,775,463
Amicus Therapeutics, Inc. (1)	767	8,859
AMN Healthcare Services, Inc. (1)	191	23,365
Amneal Pharmaceuticals, Inc. (1)	1,892	9,063
Ampio Pharmaceuticals, Inc. (1)	1	1
Anavex Life Sciences Corp. (1)	71	1,231
ANI Pharmaceuticals, Inc. (1)	136	6,267
Antares Pharma, Inc. (1)	1	4
Anthem, Inc.	1,997	925,689
Apellis Pharmaceuticals, Inc. (1)	92	4,350
Apollo Medical Holdings, Inc. (1)	89	6,540
Applied Therapeutics, Inc. (1)	406	3,634
Apria, Inc. (1)	5	163
Arbutus Biopharma Corp. (1)	3,211	12,491
Arcutis Biotherapeutics, Inc. (1)	658	13,647
Arrowhead Pharmaceuticals, Inc. (1)	549	36,399
Arvinas, Inc. (1)	532	43,698
Asensus Surgical, Inc. (1)	1	1
Assertio Holdings, Inc. (1)	2	4
Avalo Therapeutics, Inc. (1)	4,399	7,478
Aveanna Healthcare Holdings, Inc. (1)	6	44
Avid Bioservices, Inc. (1)	2,591	75,605
Beam Therapeutics, Inc. (1)	310	24,704
Beyondspring, Inc. (1)	355	1,608
BioCryst Pharmaceuticals, Inc. (1)	2,605	36,079
BioDelivery Sciences International, Inc. (1)	4,462	13,832
Biohaven Pharmaceutical Holding Co., Ltd. (1)	241	33,212
Bio-Rad Laboratories, Inc. (1)	128	96,713
Blueprint Medicines Corp. (1)	289	30,955
Bridgebio Pharma, Inc. (1)	339	5,655
Bristol-Myers Squibb Co.	22,794	1,421,206
Bruker Corp.	2,396	201,048

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 59

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Cardinal Health, Inc.	10,190	524,683
CareDx, Inc. (1)	281	12,780
CASI Pharmaceuticals, Inc. (1)	693	554
Cassava Sciences, Inc. (1)	177	7,735
Castlight Health, Inc. (1)	3	5
Catalent, Inc. (1)	1,390	177,962
Catalyst Pharmaceuticals, Inc. (1)	2,151	14,562
Celldex Therapeutics, Inc. (1)	1	39
Centogene NV (1)	1,078	5,636
Cerevel Therapeutics Holdings, Inc. (1)	598	19,387
Cerner Corp.	16,143	1,499,200
Charles River Laboratories International, Inc. (1)	227	85,529
Citius Pharmaceuticals, Inc. (1)	1	2
Clene, Inc. (1)	1	4
Codexis, Inc. (1)	1	31
Community Health Systems, Inc. (1)	1,456	19,379
Cross Country Healthcare, Inc. (1)	23	638
Curis, Inc. (1)	2	10
CVS Health Corp.	8,495	876,344
Cytokinetics, Inc. (1)	1	46
Danaher Corp.	5,511	1,813,174
Dynavax Technologies Corp. (1)	707	9,947
Editas Medicine, Inc. (1)	474	12,585
Eiger BioPharmaceuticals, Inc. (1)	1	5
Elanco Animal Health, Inc. Contingent Value Rights (1)(5)	1,792	0
Eli Lilly & Co.	4,253	1,174,764
Eloxx Pharmaceuticals, Inc. (1)	6,431	4,542
Enanta Pharmaceuticals, Inc. (1)	201	15,031
Endo International PLC (1)	1,042	3,918
Evelo Biosciences, Inc. (1)	1	6
Evolent Health, Inc. (1)	238	6,585
Exact Sciences Corp. (1)	121	9,417
Exelixis, Inc. (1)	1,646	30,089
Fulcrum Therapeutics, Inc. (1)	1	18
Galectin Therapeutics, Inc. (1)	1,815	3,757
Genprex, Inc. (1)	2,205	2,889
Geron Corp. (1)	3	4
Gilead Sciences, Inc.	17,886	1,298,702
Globus Medical, Inc. (1)	1,722	124,328
HCA Healthcare, Inc.	1,839	472,476
Horizon Therapeutics Plc (1)	2,830	304,961
Humanigen, Inc. (1)	3	11
iBio, Inc. (1)	2	1
IDEXX Laboratories, Inc. (1)	4	2,634
Illumina, Inc. (1)	55	20,924

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
ImmunoGen, Inc. (1)	2	15
Incyte Corp. (1)	2,871	210,731
Infinity Pharmaceuticals, Inc. (1)	3	7
Innoviva, Inc. (1)	2	35
Inotiv, Inc. (1)	214	9,003
Intellia Therapeutics, Inc. (1)	325	38,428
Intra-Cellular Therapies, Inc. (1)	1	52
Johnson & Johnson	19,079	3,263,845
Jounce Therapeutics, Inc. (1)	8	67
Kezar Life Sciences, Inc. (1)	708	11,838
La Jolla Pharmaceutical Co. (1)	704	3,274
Lexicon Pharmaceuticals, Inc. (1)	2	8
Lineage Cell Therapeutics, Inc. (1)	2	5
MannKind Corp. (1)	3,018	13,189
Maravai LifeSciences Holdings, Inc. (1)	370	15,503
McKesson Corp.	3,262	810,835
Medtronic PLC	10,482	1,084,363
MeiraGTx Holdings plc (1)	1	24
Merck & Co., Inc.	20,828	1,596,258
Mirati Therapeutics, Inc. (1)	205	30,071
Moderna, Inc. (1)	1,694	430,242
Multiplan Corp. (1)	2	9
Myriad Genetics, Inc. (1)	262	7,231
NantHealth, Inc. (1)	1	1
Natera, Inc. (1)	579	54,073
Nektar Therapeutics (1)	1	14
Neurocrine Biosciences, Inc. (1)	1	85
NextGen Healthcare, Inc. (1)	3	53
Novavax, Inc. (1)	286	40,918
Ocugen, Inc. (1)	897	4,081
Oncocyte Corp. (1)	426	924
OPKO Health, Inc. (1)	2	10
OptimizeRx Corp. (1)	1	62
Oramed Pharmaceuticals, Inc. (1)	663	9,468
Organogenesis Holdings, Inc. (1)	2	18
Organon & Co.	3,335	101,551
Palatin Technologies, Inc. (1)	3,025	1,548
PerkinElmer, Inc.	1,118	224,785
Perrigo Co. PLC	3,785	147,237
Pfizer, Inc.	28,881	1,705,423
Precigen, Inc. (1)	2,485	9,219
Precision BioSciences, Inc. (1)	3	22
Premier, Inc.	2	82
Prothena Corp. PLC (1)	104	5,138
Puma Biotechnology, Inc. (1)	1,427	4,338
Quest Diagnostics, Inc.	1,673	289,446

The accompanying notes are an integral part of these financial statements.

Page 60	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Quidel Corp. (1)	208	28,078
Radius Health, Inc. (1)	141	976
Regeneron Pharmaceuticals, Inc. (1)	2,530	1,597,746
REGENXBIO, Inc. (1)	185	6,050
Sage Therapeutics, Inc. (1)	1,355	57,642
Sangamo Therapeutics, Inc. (1)	1	8
Senseonics Holdings, Inc. (1)	2	5
Sesen Bio, Inc. (1)	2,572	2,096
Shockwave Medical, Inc. (1)	86	15,336
Sorrento Therapeutics, Inc. (1)	434	2,018
SpringWorks Therapeutics, Inc. (1)	67	4,153
STAAR Surgical Co. (1)	281	25,655
Surface Oncology, Inc. (1)	1	5
Sutro Biopharma, Inc. (1)	339	5,044
Tenet Healthcare Corp. (1)	580	47,380
TherapeuticsMD, Inc. (1)	1	0
Thermo Fisher Scientific, Inc.	2,942	1,963,020
Tonix Pharmaceuticals Holding Corp. (1)	2	1
TransMedics Group, Inc. (1)	18	345
Triple-S Management Corp. (1)	168	5,994
Twist Bioscience Corp. (1)	204	15,788
Tyme Technologies, Inc. (1)	752	454
Ultragenyx Pharmaceutical, Inc. (1)	74	6,223
UnitedHealth Group, Inc.	5,059	2,540,326
Universal Health Services, Inc.	556	72,091
Veracyte, Inc. (1)	789	32,507
Verastem, Inc. (1)	2	4
Viatris, Inc.	3,138	42,457
Viemed Healthcare, Inc. (1)	146	762
ViewRay, Inc. (1)	1,344	7,405
Viking Therapeutics, Inc. (1)	2	9
VistaGen Therapeutics, Inc. (1)	6	12
WaVe Life Sciences, Ltd. (1)	1,742	5,470
West Pharmaceutical Services, Inc.	1,239	581,103
Zentalis Pharmaceuticals, Inc. (1)	329	27,656
ZIOPHARM Oncology, Inc. (1)	959	1,045
Zoetis, Inc.	3,263	796,270
		35,470,468

Industrials — 3.1%
ACCO Brands Corp.	1	8
Acuity Brands, Inc.	618	130,843
AGCO Corp.	835	96,877
Ameresco, Inc. (1)	31	2,525
ArcBest Corp.	182	21,813
Atkore, Inc. (1)	194	21,571

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Atlas Air Worldwide Holdings, Inc. (1)	738	69,461
Avis Budget Group, Inc. (1)	205	42,511
Axon Enterprise, Inc. (1)	185	29,045
AZZ, Inc.	1,398	77,295
Babcock & Wilcox Enterprises, Inc. (1)	1	9
BlueLinx Holdings, Inc. (1)	11	1,053
Boise Cascade Co.	5,061	360,343
Builders FirstSource, Inc. (1)	1,124	96,338
Carrier Global Corp.	918	49,792
Caterpillar, Inc.	447	92,413
ChargePoint Holdings, Inc. (1)	72	1,372
Cintas Corp.	490	217,153
Clean Harbors, Inc. (1)	163	16,263
Concrete Pumping Holdings, Inc. (1)	3	25
Copart, Inc. (1)	1,787	270,945
Core & Main, Inc. (1)	112	3,398
Cornerstone Building Brands, Inc. (1)	1	17
Costamare, Inc.	1	13
Covenant Logistics Group, Inc. (1)	713	18,845
CSX Corp.	8,654	325,390
Dover Corp.	380	69,008
Eaton Corp. PLC	1,445	249,725
EMCOR Group, Inc.	2,091	266,372
Emerson Electric Co.	4,307	400,422
Encore Wire Corp.	69	9,874
EnerSys	174	13,756
Franklin Electric Co., Inc.	704	66,570
FTC Solar, Inc. (1)	296	2,238
FuelCell Energy, Inc. (1)	1,045	5,434
Genco Shipping & Trading, Ltd.	1,901	30,416
Generac Holdings, Inc. (1)	1,134	399,077
General Dynamics Corp.	2,754	574,126
GrafTech International, Ltd.	2,097	24,808
Granite Construction, Inc.	4	155
Helios Technologies, Inc.	71	7,467
Herc Holdings, Inc.	750	117,413
Heritage-Crystal Clean, Inc. (1)	2	64
Hertz Global Holdings, Inc. (1)	21	550
Hillenbrand, Inc.	1,088	56,565
Hub Group, Inc. (1)	266	22,408
Huntington Ingalls Industries, Inc.	2,135	398,690
Ideanomics, Inc. (1)	5	6
Interface, Inc.	3	48
JB Hunt Transport Services, Inc.	1,112	227,293
Johnson Controls International plc	14,788	1,202,412
Karat Packaging, Inc. (1)	183	3,698

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 61

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
L3Harris Technologies, Inc.	154	32,839
Luxfer Holdings PLC	1	19
Manitowoc Co., Inc./The (1)	2,111	39,243
ManpowerGroup, Inc.	3,889	378,516
Matson, Inc.	101	9,093
Meritor, Inc. (1)	249	6,170
Mesa Air Group, Inc. (1)	1,926	10,786
Miller Industries, Inc./TN	716	23,914
Mueller Industries, Inc.	3,865	229,426
Mueller Water Products, Inc.	2	29
MYR Group, Inc. (1)	422	46,652
NL Industries, Inc.	1	7
Norfolk Southern Corp.	1	298
Northrop Grumman Corp.	685	265,143
nVent Electric PLC	2,209	83,942
Old Dominion Freight Line, Inc.	770	275,953
Owens Corning	1,462	132,311
PAM Transportation Services, Inc. (1)	1	71
Plug Power, Inc. (1)	1,742	49,177
Quad/Graphics, Inc. (1)	2,910	11,640
Quanta Services, Inc.	11,432	1,310,793
Raytheon Technologies Corp.	6,362	547,514
Regal Rexnord Corp.	1,264	215,108
Resideo Technologies, Inc. (1)	1,086	28,269
REV Group, Inc.	99	1,401
Robert Half International, Inc.	206	22,973
RR Donnelley & Sons Co. (1)	20	225
Rush Enterprises, Inc.	1,675	93,197
Ryder System, Inc.	2,827	233,030
Safe Bulkers, Inc. (1)	1	4
Saia, Inc. (1)	208	70,102
Schneider National, Inc.	83	2,234
Shyft Group, Inc./The	381	18,719
SkyWest, Inc. (1)	2,902	114,049
Terex Corp.	2,525	110,974
Textainer Group Holdings, Ltd.	1,152	41,138
Textron, Inc.	6,398	493,926
Titan International, Inc. (1)	1,951	21,383
Triton International, Ltd.	1,211	72,939
Triumph Group, Inc. (1)	3	56
TrueBlue, Inc. (1)	873	24,156
United Parcel Service, Inc.	2,785	596,937
United Rentals, Inc. (1)	128	42,533
Valmont Industries, Inc.	497	124,499
Vectrus, Inc. (1)	629	28,789
Veritiv Corp. (1)	9	1,103

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Vicor Corp. (1)	224	28,444
WESCO International, Inc. (1)	820	107,904
Yellow Corp. (1)	482	6,068
		12,047,609

Information Technology — 14.2%
3D Systems Corp. (1)	176	3,791
A10 Networks, Inc.	441	7,312
Accenture PLC	1,503	623,069
ACI Worldwide, Inc. (1)	1,558	54,063
Adobe, Inc. (1)	2,738	1,552,610
Advanced Micro Devices, Inc. (1)	5,944	855,342
Alliance Data Systems Corp.	1,708	113,702
Alpha & Omega Semiconductor, Ltd. (1)	2	121
Ambarella, Inc. (1)	244	49,505
American Software, Inc./GA	718	18,790
Amkor Technology, Inc.	2,823	69,982
Analog Devices, Inc.	1,270	223,228
Apple, Inc.	52,255	9,278,920
Applied Materials, Inc.	12,344	1,942,452
Arrow Electronics, Inc. (1)	3,762	505,124
Asana, Inc. (1)	952	70,972
Atlassian Corp. PLC (1)	723	275,673
Autodesk, Inc. (1)	488	137,221
Aviat Networks, Inc. (1)	1,710	54,857
Avid Technology, Inc. (1)	3	98
Avnet, Inc.	7,482	308,483
Axcelis Technologies, Inc. (1)	603	44,960
Belden, Inc.	194	12,752
Bill.com Holdings, Inc. (1)	336	83,714
Box, Inc. (1)	724	18,962
Broadcom, Inc.	1,176	782,522
Cadence Design Systems, Inc. (1)	3,703	690,054
Calix, Inc. (1)	897	71,733
CDK Global, Inc.	2,177	90,868
CDW Corp./DE	5,067	1,037,620
ChannelAdvisor Corp. (1)	2,300	56,764
Cisco Systems, Inc./Delaware	26,514	1,680,192
Cloudflare, Inc. (1)	1,590	209,085
Cognex Corp.	239	18,585
CommVault Systems, Inc. (1)	1,823	125,641
Concentrix Corp.	366	65,375
Conduent, Inc. (1)	5,169	27,602
Consensus Cloud Solutions, Inc. (1)	425	24,595
Crowdstrike Holdings, Inc. (1)	903	184,889
Datadog, Inc. (1)	499	88,877

The accompanying notes are an integral part of these financial statements.

Page 62	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Dell Technologies, Inc. (1)	348	19,547
Diebold Nixdorf, Inc. (1)	235	2,127
Digital Turbine, Inc. (1)	1,023	62,393
Diodes, Inc. (1)	1,196	131,333
Dolby Laboratories, Inc.	630	59,989
Dropbox, Inc. (1)	9,594	235,437
DXC Technology Co. (1)	1,896	61,032
Dynatrace, Inc. (1)	787	47,495
Ebix, Inc.	520	15,808
EMCORE Corp. (1)	2	14
EPAM Systems, Inc. (1)	992	663,102
Extreme Networks, Inc. (1)	6	94
Fortinet, Inc. (1)	1,092	392,465
Gartner, Inc. (1)	2,620	875,918
GreenSky, Inc. (1)	10	114
Grid Dynamics Holdings, Inc. (1)	400	15,188
GTY Technology Holdings, Inc. (1)	1	7
Hewlett Packard Enterprise Co.	8,312	131,080
HP, Inc.	15,568	586,447
HubSpot, Inc. (1)	325	214,224
Identiv, Inc. (1)	3	84
Intel Corp.	25,249	1,300,324
Intuit, Inc.	3,019	1,941,881
Iteris, Inc. (1)	1	4
Jabil, Inc.	10,056	707,440
Kimball Electronics, Inc. (1)	558	12,142
KLA Corp.	3,941	1,695,064
Kulicke & Soffa Industries, Inc.	904	54,728
Kyndryl Holdings, Inc. (1)	1,180	21,358
Lam Research Corp.	221	158,932
Lattice Semiconductor Corp. (1)	2,722	209,757
Manhattan Associates, Inc. (1)	1,800	279,882
Marathon Digital Holdings, Inc. (1)	480	15,773
MaxLinear, Inc. (1)	3	226
McAfee Corp.	4,752	122,554
Micron Technology, Inc.	4,539	422,808
Microsoft Corp.	33,950	11,418,056
Mimecast, Ltd. (1)	1,023	81,400
Mitek Systems, Inc. (1)	1	18
MoneyGram International, Inc. (1)	2,160	17,042
MongoDB, Inc. (1)	108	57,170
Monolithic Power Systems, Inc.	34	16,773
N-able, Inc. (1)	2	22
NCR Corp. (1)	2,870	115,374
NortonLifeLock, Inc.	10,341	268,659
NVIDIA Corp.	10,408	3,061,097

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
NXP Semiconductors NV	615	140,085
ON Semiconductor Corp. (1)	1,451	98,552
Oracle Corp.	9,286	809,832
Palantir Technologies, Inc. (1)	686	12,492
Palo Alto Networks, Inc. (1)	1,349	751,069
Paycom Software, Inc. (1)	679	281,914
Paylocity Holding Corp. (1)	650	153,504
Perficient, Inc. (1)	175	22,626
Photronics, Inc. (1)	7	132
Plantronics, Inc. (1)	294	8,626
Power Integrations, Inc.	430	39,943
Priority Technology Holdings, Inc. (1)	852	6,032
Progress Software Corp.	3,945	190,425
Qorvo, Inc. (1)	59	9,227
Ribbon Communications, Inc. (1)	1	6
Rimini Street, Inc. (1)	1,222	7,295
Riot Blockchain, Inc. (1)	549	12,259
salesforce.com, Inc. (1)	3,820	970,777
Sanmina Corp. (1)	283	11,733
ScanSource, Inc. (1)	1	35
SecureWorks Corp. (1)	287	4,583
SiTime Corp. (1)	57	16,675
SMART Global Holdings, Inc. (1)	128	9,087
Smartsheet, Inc. (1)	264	20,447
Sprout Social, Inc. (1)	1,565	141,930
SPS Commerce, Inc. (1)	1,247	177,510
SS&C Technologies Holdings, Inc.	18,406	1,508,924
StarTek, Inc. (1)	1,275	6,656
Stratasys, Ltd. (1)	400	9,796
Synaptics, Inc. (1)	291	84,247
Synopsys, Inc. (1)	8	2,948
Teradata Corp. (1)	1,405	59,670
Teradyne, Inc.	607	99,263
TESSCO Technologies, Inc. (1)	127	801
Texas Instruments, Inc.	4,576	862,439
Trade Desk, Inc./The (1)	1,591	145,799
Trimble, Inc. (1)	1,616	140,899
TTEC Holdings, Inc.	135	12,224
Ultra Clean Holdings, Inc. (1)	179	10,267
Veritone, Inc. (1)	185	4,159
Viant Technology, Inc. (1)	2,783	27,009
Visa, Inc.	2,117	458,775
VMware, Inc.	1,634	189,348
Workday, Inc. (1)	814	222,369
Workiva, Inc. (1)	723	94,344
Xilinx, Inc.	528	111,952

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 63

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Xperi Holding Corp.	4,502	85,133
Zebra Technologies Corp. (1)	530	315,456
Zscaler, Inc. (1)	289	92,864
		55,394,625

Materials — 0.6%
Albemarle Corp.	588	137,457
Alcoa Corp.	1,117	66,551
Amyris, Inc. (1)	400	2,164
Avient Corp.	499	27,919
Berry Global Group, Inc. (1)	2,696	198,911
Celanese Corp.	882	148,229
Century Aluminum Co. (1)	135	2,236
Chemours Co./The	439	14,733
Cleveland-Cliffs, Inc. (1)	1,548	33,700
Dow, Inc.	4,377	248,263
Element Solutions, Inc.	303	7,357
Freeport-McMoRan, Inc.	6,996	291,943
Hawkins, Inc.	461	18,186
Huntsman Corp.	2,026	70,667
Intrepid Potash, Inc. (1)	2	85
Koppers Holdings, Inc. (1)	232	7,262
Louisiana-Pacific Corp.	2,115	165,710
LyondellBasell Industries NV	2,467	227,531
Marrone Bio Innovations, Inc. (1)	1	1
Mosaic Co./The	2,246	88,245
Nucor Corp.	1,836	209,579
O-I Glass, Inc. (1)	834	10,033
Olin Corp.	913	52,516
Rayonier Advanced Materials, Inc. (1)	5	29
Ryerson Holding Corp.	461	12,009
Steel Dynamics, Inc.	767	47,608
SunCoke Energy, Inc.	5	33
Trinseo PLC	658	34,519
Tronox Holdings PLC	975	23,429
United States Steel Corp.	1,093	26,024
Verso Corp.	3	81
Warrior Met Coal, Inc.	1	26
Westlake Chemical Corp.	389	37,784
		2,210,820

Real Estate Investment Trust — 1.7%
Altisource Portfolio Solutions SA (1)	1,497	16,796
American Homes 4 Rent	4,225	184,252
Armada Hoffler Properties, Inc.	4	61
Ashford Hospitality Trust, Inc. (1)	1,215	11,664

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Braemar Hotels & Resorts, Inc. (1)	2	10
Camden Property Trust	2,081	371,833
CareTrust REIT, Inc.	6,528	149,034
CatchMark Timber Trust, Inc.	1,555	13,544
CBL & Associates Properties, Inc. (1)	41	1,279
Clipper Realty, Inc.	27	268
CorEnergy Infrastructure Trust, Inc.	5,756	18,016
Corporate Office Properties Trust	4	112
CubeSmart	8,521	484,930
Cushman & Wakefield PLC (1)	4	89
CyrusOne, Inc.	460	41,271
Easterly Government Properties, Inc.	9	206
EastGroup Properties, Inc.	4,117	938,058
Essex Property Trust, Inc.	803	282,841
eXp World Holdings, Inc.	31	1,044
Extra Space Storage, Inc.	450	102,029
First Industrial Realty Trust, Inc.	689	45,612
Forestar Group, Inc. (1)	1	22
Getty Realty Corp.	1,101	35,331
Gladstone Commercial Corp.	1,810	46,644
Healthcare Trust of America, Inc.	8,406	280,676
Highwoods Properties, Inc.	242	10,791
Hudson Pacific Properties, Inc.	2	49
Invitation Homes, Inc.	4,535	205,617
Lamar Advertising Co.	8,613	1,044,757
Life Storage, Inc.	252	38,601
LXP Industrial Trust	2	31
Mid-America Apartment Communities, Inc.	1,964	450,620
National Health Investors, Inc.	1,626	93,446
Omega Healthcare Investors, Inc.	8,855	262,019
Opendoor Technologies, Inc. (1)	3	44
Physicians Realty Trust	1	19
PotlatchDeltic Corp.	1,403	84,489
Prologis, Inc.	1	168
PS Business Parks, Inc.	26	4,788
Public Storage	1,992	746,124
Regency Centers Corp.	1,452	109,408
Sabra Health Care REIT, Inc.	2	27
SBA Communications Corp.	69	26,842
SITE Centers Corp.	10	158
SL Green Realty Corp.	1,350	96,795
Spirit MTA REIT Liquidating Trust (1)(5)	3,461	0
Tanger Factory Outlet Centers, Inc.	533	10,276
UDR, Inc.	1,614	96,824
Universal Health Realty Income Trust	599	35,623
Weyerhaeuser Co.	8,730	359,501

The accompanying notes are an integral part of these financial statements.

Page 64	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Zillow Group, Inc. - Class A (1)	10	622
Zillow Group, Inc. - Class C (1)	855	54,592
		6,757,853
Utilities — 1.1%
AES Corp./The	1	24
Duke Energy Corp.	355	37,240
Evergy, Inc.	7,479	513,134
Exelon Corp.	29,633	1,711,514
MDU Resources Group, Inc.	17,429	537,510
National Fuel Gas Co.	1,775	113,494
NRG Energy, Inc.	14,727	634,439
Portland General Electric Co.	3,586	189,771
UGI Corp.	8,240	378,298
		4,115,424

Total Common Stocks (United States) (Cost $124,686,790)		189,207,609

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	994	30,466
Total Preferred Stock (United States) (Cost $24,845)		30,466

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	3	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	22	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	12	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	157	2,504
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	57	213
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	56	776
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	28	330
Total Warrants (United States) (Cost $941)		3,823

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 24.4%
U.S. Fixed Income — 21.4%
Baird Core Plus Bond Fund - Class I	250,105	2,918,724
Dodge & Cox Income Fund	244,340	3,435,420
DoubleLine Total Return Bond Fund - Class I	385,468	4,008,863
Frost Total Return Bond Fund - Class I	456,707	4,708,644
Guggenheim Total Return Bond Fund - Class I	58,486	1,670,352
iShares 0-5 Year High Yield Corporate Bond ETF (7)	76,701	3,474,555
iShares 3-7 Year Treasury Bond ETF (7)	244,532	31,463,933
Lord Abbett High Yield Fund - Class I	605,245	4,557,493
PGIM Short-Term Corporate Bond Fund - Class Q	150,983	1,686,483
Pioneer Bond Fund - Class K	356,092	3,457,649
Segall Bryant & Hamill Plus Bond Fund - Class I	374,901	4,026,436
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (7)	147,671	4,009,268
Vanguard Short-Term Bond ETF (7)	168,966	13,657,522
		83,075,342

International Fixed Income — 3.0%
iShares JP Morgan USD Emerging Markets Bond ETF (7)	105,210	11,474,203
		11,474,203
Total Registered Investment Companies (Cost $93,832,243)		94,549,545

Money Market Registered Investment Companies — 25.4%
Meeder Institutional Prime Money Market Fund, 0.05% (2)	98,234,004	98,243,827
Total Money Market Registered Investment Companies (Cost $98,230,468)		98,243,827

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 65

Schedule of Investments
December 31, 2021

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Bank Obligations — 0.2%
First Merchants Bank Deposit Account, 0.20%, 1/3/2022 (3)	249,093	249,093
Metro City Bank Deposit Account, 0.05%, 1/3/2022 (3)	248,445	248,445
Pacific Mercantile Bank Deposit Account, 0.10%, 1/3/2022 (3)	247,072	247,072
Total Bank Obligations (Cost $744,610)		744,610
Total Investments — 98.8% (Cost $317,519,897)		382,779,880
Other Assets less Liabilities — 1.2%		4,469,944
Total Net Assets — 100.0%		387,249,824

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	3,262	43,776
Meeder Dynamic Allocation Fund - Retail Class	8,676	120,857
Meeder Muirfield Fund - Retail Class	5,446	51,900
Meeder Conservative Allocation Fund - Retail Class	951	22,482
Total Trustee Deferred Compensation (Cost $196,612)		239,015

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(30)	3/18/2022	(8,513,100)	(96,646)
Mini MSCI EAFE Index Futures	184	3/18/2022	21,360,560	615,854
Mini MSCI Emerging Markets Index Futures	68	3/18/2022	4,169,420	37,878
Standard & Poors 500 Mini Futures	(105)	3/18/2022	(24,982,125)	(555,179)
Total Futures Contracts	117		(7,965,245)	1,907

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 66	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 34.4%
Communication Services — 3.0%
Activision Blizzard, Inc.	4,190	278,761
Alphabet, Inc. - Class C (1)	489	1,414,966
Alphabet, Inc. - Class A (1)	426	1,234,139
AMC Entertainment Holdings, Inc. (1)	659	17,925
AT&T, Inc.	1,471	36,187
Cargurus, Inc. (1)	167	5,618
Cars.com, Inc. (1)	360	5,792
Cinemark Holdings, Inc. (1)	552	8,898
DHI Group, Inc. (1)	577	3,600
DISH Network Corp. (1)	235	7,623
Entravision Communications Corp.	537	3,641
Fox Corp.	47	1,734
Gogo, Inc. (1)	104	1,407
Gray Television, Inc.	378	7,620
IDT Corp. (1)	44	1,943
iHeartMedia, Inc. (1)	83	1,746
IMAX Corp. (1)	340	6,066
Integral Ad Science Holding Corp. (1)	2	44
Interpublic Group of Cos., Inc./The	2,027	75,911
Liberty Media Corp.-Liberty Braves (1)	530	14,893
Liberty TripAdvisor Holdings, Inc. (1)	971	2,107
Lions Gate Entertainment Corp. (1)	432	7,188
Live Nation Entertainment, Inc. (1)	24	2,873
Meta Platforms, Inc. (1)	4,095	1,377,353
Netflix, Inc. (1)	563	339,174
News Corp.	1	22
Pinterest, Inc. (1)	92	3,344
Roku, Inc. (1)	15	3,423
Sinclair Broadcast Group, Inc.	271	7,163
TEGNA, Inc.	625	11,600
Twitter, Inc. (1)	1,289	55,711
Vimeo, Inc. (1)	155	2,784
Walt Disney Co./The (1)	1,400	216,846
World Wrestling Entertainment, Inc.	142	7,006
Yelp, Inc. (1)	360	13,046
Ziff Davis, Inc. (1)	387	42,903
		5,221,057

Consumer Discretionary — 4.0%
Abercrombie & Fitch Co. (1)	128	4,458
Academy Sports & Outdoors, Inc. (1)	419	18,394
Adient PLC (1)	239	11,443
Amazon.com, Inc. (1)	477	1,590,480
American Axle & Manufacturing Holdings, Inc. (1)	489	4,562
American Eagle Outfitters, Inc.	224	5,672

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Aptiv PLC (1)	110	18,145
Aramark	768	28,301
Asbury Automotive Group, Inc. (1)	118	20,382
AutoNation, Inc. (1)	134	15,658
AutoZone, Inc. (1)	77	161,422
Bath & Body Works, Inc.	103	7,188
Best Buy Co., Inc.	970	98,552
Big 5 Sporting Goods Corp.	99	1,882
Big Lots, Inc.	244	10,992
Biglari Holdings, Inc. (1)	2	285
Boyd Gaming Corp. (1)	408	26,753
Brinker International, Inc. (1)	170	6,220
Buckle, Inc./The	120	5,077
Caleres, Inc.	166	3,765
Capri Holdings, Ltd. (1)	399	25,899
Chico’s FAS, Inc. (1)	107	576
Conn’s, Inc. (1)	47	1,105
Crocs, Inc. (1)	517	66,290
Dana, Inc.	534	12,186
Dave & Buster’s Entertainment, Inc. (1)	39	1,498
Designer Brands, Inc. (1)	224	3,183
Dick’s Sporting Goods, Inc.	416	47,836
Dollar Tree, Inc. (1)	102	14,333
eBay, Inc.	928	61,712
Ethan Allen Interiors, Inc.	10	263
Etsy, Inc. (1)	7	1,533
Everi Holdings, Inc. (1)	582	12,426
Foot Locker, Inc.	648	28,272
Ford Motor Co.	5,519	114,630
Fossil Group, Inc. (1)	207	2,130
GameStop Corp. (1)	74	10,981
Gap, Inc./The	135	2,383
Garmin, Ltd.	2,108	287,046
General Motors Co. (1)	2,076	121,716
Genius Brands International, Inc. (1)	198	208
Goodyear Tire & Rubber Co./The (1)	826	17,610
Greenlane Holdings, Inc. (1)	900	868
Group 1 Automotive, Inc.	46	8,980
Guess?, Inc.	482	11,414
Hibbett, Inc.	44	3,165
Home Depot, Inc./The	2,411	1,000,589
Houghton Mifflin Harcourt Co. (1)	140	2,254
International Game Technology PLC	982	28,390
Kirkland’s, Inc. (1)	33	493
Kohl’s Corp.	817	40,352
Lands’ End, Inc. (1)	201	3,946
Lear Corp.	110	20,125

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 67

Schedule of Investments
December 31, 2021

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Liquidity Services, Inc. (1)	52	1,148
LKQ Corp.	1,503	90,225
Lovesac Co./The (1)	51	3,379
Lowe’s Cos., Inc.	2,656	686,523
Lululemon Athletica, Inc. (1)	156	61,066
Macy’s, Inc.	600	15,708
MGM Resorts International	635	28,499
Nathan’s Famous, Inc.	23	1,343
Nordstrom, Inc. (1)	228	5,157
ODP Corp./The (1)	136	5,342
OneWater Marine, Inc.	476	29,022
O’Reilly Automotive, Inc. (1)	226	159,608
Overstock.com, Inc. (1)	21	1,239
Party City Holdco, Inc. (1)	961	5,353
Qurate Retail, Inc.	1,113	8,459
RCI Hospitality Holdings, Inc.	42	3,271
Red Robin Gourmet Burgers, Inc. (1)	557	9,207
Red Rock Resorts, Inc.	330	18,153
Revolve Group, Inc. (1)	196	10,984
Scientific Games Corp. (1)	190	12,698
SeaWorld Entertainment, Inc. (1)	193	12,518
Shoe Carnival, Inc.	21	821
Shutterstock, Inc.	142	15,745
Signet Jewelers, Ltd.	18	1,567
Skyline Champion Corp. (1)	181	14,295
Smith & Wesson Brands, Inc.	341	6,070
Sonos, Inc. (1)	1,082	32,244
Steven Madden, Ltd.	495	23,003
Tapestry, Inc.	1,014	41,168
Target Corp.	922	213,388
Tempur Sealy International, Inc.	335	15,755
Tenneco, Inc. (1)	696	7,865
Tesla, Inc. (1)	1,132	1,196,275
Thor Industries, Inc.	743	77,101
Tilly’s, Inc.	2	32
Town Sports International Holdings, Inc. (1)	961	0
Tupperware Brands Corp. (1)	240	3,670
Urban Outfitters, Inc. (1)	161	4,727
Vera Bradley, Inc. (1)	8	68
Vista Outdoor, Inc. (1)	7	322
Waitr Holdings, Inc. (1)	737	545
Weber, Inc.	477	6,168
Williams-Sonoma, Inc.	189	31,966
Winnebago Industries, Inc.	76	5,694
Great Wolf Resorts, Inc. (1)	5	559
XPEL, Inc. (1)	68	4,643
		6,866,616

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Consumer Staples — 1.0%
Albertsons Cos., Inc.	2,407	72,667
Bunge, Ltd.	4,761	444,487
Celsius Holdings, Inc. (1)	45	3,356
Coca-Cola Co./The	1,299	76,914
Costco Wholesale Corp.	397	225,377
Darling Ingredients, Inc. (1)	410	28,409
Hershey Co./The	817	158,065
PepsiCo, Inc.	1,575	273,593
Spectrum Brands Holdings, Inc.	290	29,499
Tyson Foods, Inc.	202	17,606
Walgreens Boots Alliance, Inc.	192	10,015
Walmart, Inc.	2,160	312,530
		1,652,518

Energy — 1.7%
Altus Midstream Co.	36	2,207
Antero Resources Corp. (1)	283	4,953
APA Corp.	1,263	33,962
Ardmore Shipping Corp. (1)	238	804
Berry Corp.	301	2,534
Bristow Group, Inc. (1)	51	1,615
Cactus, Inc.	127	4,843
Chevron Corp.	6,199	727,453
ConocoPhillips	2,299	165,942
CONSOL Energy, Inc. (1)	24	545
Coterra Energy, Inc.	3	57
CVR Energy, Inc.	121	2,034
Delek US Holdings, Inc. (1)	624	9,354
Devon Energy Corp.	1,657	72,991
DHT Holdings, Inc.	256	1,329
Diamondback Energy, Inc.	257	27,717
EOG Resources, Inc.	725	64,402
Expro Group Holdings NV (1)	170	2,440
Exxon Mobil Corp.	10,130	619,855
Hess Corp.	346	25,614
Laredo Petroleum, Inc. (1)	36	2,165
Marathon Oil Corp.	20	328
Marathon Petroleum Corp.	7,692	492,211
Nabors Industries, Ltd. (1)	102	8,271
NextDecade Corp. (1)	258	735
Nine Energy Service, Inc. (1)	1,235	1,235
Northern Oil and Gas, Inc.	5	103
Occidental Petroleum Corp.	3,159	91,579
Oceaneering International, Inc. (1)	520	5,881
ONEOK, Inc.	4,276	251,258
Ovintiv, Inc.	821	27,668

The accompanying notes are an integral part of these financial statements.

Page 68	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Par Pacific Holdings, Inc. (1)	4	66
PDC Energy, Inc.	2	98
Peabody Energy Corp. (1)	273	2,749
Phillips 66	1,000	72,460
Pioneer Natural Resources Co.	145	26,373
Profire Energy, Inc. (1)	10	11
Range Resources Corp. (1)	111	1,979
Schlumberger NV	2,090	62,596
Scorpio Tankers, Inc.	20	256
SM Energy Co.	249	7,341
Southwestern Energy Co. (1)	1,291	6,016
Talos Energy, Inc. (1)	502	4,920
Targa Resources Corp.	1,079	56,367
Teekay Corp. (1)	502	1,576
Uranium Energy Corp. (1)	177	593
Valero Energy Corp.	44	3,305
W&T Offshore, Inc. (1)	91	294
Westmoreland Coal Co. (1)	773	0
World Fuel Services Corp.	171	4,526
		2,903,611

Financials — 3.9%
Affiliated Managers Group, Inc.	109	17,932
Aflac, Inc.	617	36,027
Allstate Corp./The	1,638	192,711
Ally Financial, Inc.	503	23,948
American Financial Group, Inc./OH	277	38,038
American International Group, Inc.	8,610	489,565
Ameris Bancorp	536	26,628
Athene Holding, Ltd. (1)	4,958	413,150
Bank of America Corp.	10,182	452,997
Bank of New York Mellon Corp./The	1,958	113,721
Bank OZK	368	17,123
Berkshire Hathaway, Inc. (1)	2,440	729,560
BGC Partners, Inc.	226	1,051
Blackstone, Inc.	661	85,527
Capital One Financial Corp.	1,169	169,610
Charles Schwab Corp./The	2,493	209,661
Chimera Investment Corp.	5,254	79,230
Citigroup, Inc.	3,037	183,404
Citizens Financial Group, Inc.	692	32,697
Comerica, Inc.	172	14,964
East West Bancorp, Inc.	609	47,916
Ellington Financial, Inc.	1,370	23,413
Evercore, Inc.	681	92,514
Fidelity National Financial, Inc.	2,646	138,068
Fifth Third Bancorp	2,809	122,332

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
First American Financial Corp.	1,752	137,059
Goldman Sachs Group, Inc./The	101	38,638
Hancock Whitney Corp.	391	19,558
Hartford Financial Services Group, Inc./The	778	53,713
Invesco, Ltd.	865	19,912
Janus Henderson Group PLC	669	28,058
JPMorgan Chase & Co.	2,697	427,070
KKR & Co., Inc.	2,212	164,794
LendingClub Corp. (1)	165	3,990
LPL Financial Holdings, Inc.	185	29,617
Marlin Business Services Corp.	691	16,086
MBIA, Inc. (1)	533	8,416
Medley Management, Inc. (1)	27	0
Meta Financial Group, Inc.	206	12,290
MetLife, Inc.	1,552	96,984
Moelis & Co.	554	34,631
Morgan Stanley	3,657	358,971
Mr Cooper Group, Inc. (1)	199	8,280
Northrim BanCorp, Inc.	388	16,862
OneMain Holdings, Inc.	346	17,314
PacWest Bancorp	420	18,971
Pinnacle Financial Partners, Inc.	11	1,051
Piper Sandler Cos.	274	48,912
PNC Financial Services Group, Inc./The	366	73,390
Popular, Inc.	220	18,049
Prudential Financial, Inc.	432	46,760
Pzena Investment Management, Inc.	929	8,798
RBB Bancorp	83	2,175
Redwood Trust, Inc.	233	3,073
Regions Financial Corp.	3,424	74,643
Santander Consumer USA Holdings, Inc.	361	15,169
Siebert Financial Corp. (1)	81	188
Signature Bank/New York NY	104	33,641
SLM Corp.	1,591	31,295
Stewart Information Services Corp.	1,873	149,334
SVB Financial Group (1)	52	35,268
Synchrony Financial	5,078	235,568
Synovus Financial Corp.	163	7,803
Tiptree, Inc.	146	2,019
Truist Financial Corp.	1,503	88,001
Umpqua Holdings Corp.	1,841	35,421
Upstart Holdings, Inc. (1)	53	8,019
US Bancorp	2,495	140,144
Virtus Investment Partners, Inc.	11	3,268
Walker & Dunlop, Inc.	298	44,962
Wells Fargo & Co.	5,653	271,231
Western Alliance Bancorp	186	20,023

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 69

Schedule of Investments
December 31, 2021

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Zions Bancorp NA	906	57,223
		6,718,429

Healthcare — 6.4%
AbbVie, Inc.	5,937	803,870
Abeona Therapeutics, Inc. (1)	291	98
AcelRx Pharmaceuticals, Inc. (1)	67	38
ADMA Biologics, Inc. (1)	80	113
Affimed NV (1)	534	2,948
AgeX Therapeutics, Inc. (1)	108	118
Agilent Technologies, Inc.	1,430	228,300
Agiliti, Inc. (1)	51	1,181
Alector, Inc. (1)	77	1,590
Alkermes PLC (1)	935	21,748
Allakos, Inc. (1)	93	910
Alnylam Pharmaceuticals, Inc. (1)	25	4,240
AmerisourceBergen Corp.	928	123,322
Amgen, Inc.	2,386	536,778
Amicus Therapeutics, Inc. (1)	405	4,678
AMN Healthcare Services, Inc. (1)	69	8,441
Amneal Pharmaceuticals, Inc. (1)	960	4,598
Anavex Life Sciences Corp. (1)	121	2,098
ANI Pharmaceuticals, Inc. (1)	48	2,212
Anthem, Inc.	944	437,582
Apellis Pharmaceuticals, Inc. (1)	41	1,938
Apollo Medical Holdings, Inc. (1)	145	10,655
Applied Therapeutics, Inc. (1)	236	2,112
Arbutus Biopharma Corp. (1)	798	3,104
Arcutis Biotherapeutics, Inc. (1)	207	4,293
Arrowhead Pharmaceuticals, Inc. (1)	162	10,741
Arvinas, Inc. (1)	93	7,639
Asensus Surgical, Inc. (1)	268	297
Assertio Holdings, Inc. (1)	218	475
Atara Biotherapeutics, Inc. (1)	18	284
Avalo Therapeutics, Inc. (1)	929	1,579
Avid Bioservices, Inc. (1)	263	7,674
Beam Therapeutics, Inc. (1)	106	8,447
Beyondspring, Inc. (1)	114	516
BioCryst Pharmaceuticals, Inc. (1)	735	10,180
BioDelivery Sciences International, Inc. (1)	1,905	5,906
Biohaven Pharmaceutical Holding Co., Ltd. (1)	85	11,714
Bio-Rad Laboratories, Inc. (1)	8	6,045
Bio-Techne Corp.	100	51,734
Blueprint Medicines Corp. (1)	86	9,211
Bridgebio Pharma, Inc. (1)	115	1,918
Bristol-Myers Squibb Co.	5,892	367,366

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Bruker Corp.	369	30,963
Calyxt, Inc. (1)	216	460
Cardinal Health, Inc.	1,170	60,243
CareDx, Inc. (1)	99	4,503
CASI Pharmaceuticals, Inc. (1)	102	82
Cassava Sciences, Inc. (1)	60	2,622
Catalent, Inc. (1)	276	35,336
Catalyst Pharmaceuticals, Inc. (1)	1,053	7,129
cbdMD, Inc. (1)	26	28
Celcuity, Inc. (1)	3	40
Centogene NV (1)	308	1,610
Cerevel Therapeutics Holdings, Inc. (1)	92	2,983
Cerner Corp.	2,469	229,296
Charles River Laboratories International, Inc. (1)	12	4,521
Community Health Systems, Inc. (1)	439	5,843
Computer Programs and Systems, Inc. (1)	83	2,432
Conformis, Inc. (1)	569	433
Cross Country Healthcare, Inc. (1)	28	777
CVS Health Corp.	2,231	230,150
Danaher Corp.	2,135	702,436
Deciphera Pharmaceuticals, Inc. (1)	9	88
Dynavax Technologies Corp. (1)	259	3,644
Editas Medicine, Inc. (1)	170	4,514
Elanco Animal Health, Inc. Contingent Value Rights (1)(5)	162	0
ElectroCore, Inc. (1)	30	17
Eli Lilly & Co.	1,319	364,334
Eloxx Pharmaceuticals, Inc. (1)	1,526	1,078
Enanta Pharmaceuticals, Inc. (1)	45	3,365
Endo International PLC (1)	518	1,948
Evolent Health, Inc. (1)	109	3,016
Exact Sciences Corp. (1)	26	2,024
Exelixis, Inc. (1)	776	14,185
Fulgent Genetics, Inc. (1)	13	1,308
Galectin Therapeutics, Inc. (1)	237	491
Genprex, Inc. (1)	631	827
Geron Corp. (1)	314	383
Gilead Sciences, Inc.	5,080	368,859
Globus Medical, Inc. (1)	549	39,638
HCA Healthcare, Inc.	554	142,334
Horizon Therapeutics Plc (1)	1,252	134,916
Humanigen, Inc. (1)	5	19
Illumina, Inc. (1)	6	2,283
Incyte Corp. (1)	2,532	185,849
Inotiv, Inc. (1)	100	4,207
Intellia Therapeutics, Inc. (1)	100	11,824

The accompanying notes are an integral part of these financial statements.

Page 70	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
iRhythm Technologies, Inc. (1)	1	118
Johnson & Johnson	6,020	1,029,841
Jounce Therapeutics, Inc. (1)	203	1,695
Kezar Life Sciences, Inc. (1)	195	3,260
La Jolla Pharmaceutical Co. (1)	292	1,358
Lexicon Pharmaceuticals, Inc. (1)	25	99
Mallinckrodt PLC (1)	30	4
MannKind Corp. (1)	1,083	4,733
Maravai LifeSciences Holdings, Inc. (1)	271	11,355
Marinus Pharmaceuticals, Inc. (1)	123	1,461
McKesson Corp.	1,237	307,481
Merck & Co., Inc.	7,872	603,310
Mirati Therapeutics, Inc. (1)	78	11,442
Moderna, Inc. (1)	776	197,088
Myriad Genetics, Inc. (1)	122	3,367
Natera, Inc. (1)	168	15,690
Novavax, Inc. (1)	93	13,306
Ocugen, Inc. (1)	250	1,138
Oncocyte Corp. (1)	240	521
Oramed Pharmaceuticals, Inc. (1)	256	3,656
Organogenesis Holdings, Inc. (1)	1	9
Organon & Co.	791	24,086
Palatin Technologies, Inc. (1)	1,854	949
PerkinElmer, Inc.	451	90,678
Perrigo Co. PLC	1,684	65,508
Pfizer, Inc.	8,880	524,364
PolarityTE, Inc. (1)	252	148
Precigen, Inc. (1)	912	3,384
Prothena Corp. PLC (1)	104	5,138
Puma Biotechnology, Inc. (1)	566	1,721
Quest Diagnostics, Inc.	399	69,031
Quidel Corp. (1)	105	14,174
Radius Health, Inc. (1)	134	927
Regeneron Pharmaceuticals, Inc. (1)	799	504,584
REGENXBIO, Inc. (1)	22	719
Rocket Pharmaceuticals, Inc. (1)	31	677
Sesen Bio, Inc. (1)	981	800
Sorrento Therapeutics, Inc. (1)	501	2,330
SpringWorks Therapeutics, Inc. (1)	49	3,037
STAAR Surgical Co. (1)	125	11,413
Sutro Biopharma, Inc. (1)	135	2,009
Tenet Healthcare Corp. (1)	136	11,110
Thermo Fisher Scientific, Inc.	964	643,219
TransMedics Group, Inc. (1)	68	1,303
Twist Bioscience Corp. (1)	79	6,114
Tyme Technologies, Inc. (1)	244	147
Ultragenyx Pharmaceutical, Inc. (1)	18	1,514

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
UnitedHealth Group, Inc.	2,149	1,079,099
Universal Health Services, Inc.	88	11,410
Vanda Pharmaceuticals, Inc. (1)	74	1,161
Veracyte, Inc. (1)	148	6,098
Viatris, Inc.	3,418	46,246
ViewRay, Inc. (1)	693	3,818
Voyager Therapeutics, Inc. (1)	24	65
WaVe Life Sciences, Ltd. (1)	196	615
West Pharmaceutical Services, Inc.	683	320,334
Zentalis Pharmaceuticals, Inc. (1)	107	8,994
ZIOPHARM Oncology, Inc. (1)	379	413
Zoetis, Inc.	688	167,893
		11,167,891

Industrials — 2.3%
Acuity Brands, Inc.	137	29,006
AGCO Corp.	308	35,734
Altra Industrial Motion Corp.	1	52
ArcBest Corp.	51	6,112
Atkore, Inc. (1)	98	10,897
Atlas Air Worldwide Holdings, Inc. (1)	207	19,483
Avis Budget Group, Inc. (1)	64	13,272
Axon Enterprise, Inc. (1)	56	8,792
AZZ, Inc.	273	15,094
Boise Cascade Co.	1,103	78,534
Builders FirstSource, Inc. (1)	338	28,970
Carrier Global Corp.	408	22,130
Caterpillar, Inc.	232	47,964
Clean Harbors, Inc. (1)	3	299
Copart, Inc. (1)	501	75,962
Core & Main, Inc. (1)	31	941
Covenant Logistics Group, Inc. (1)	170	4,493
CSX Corp.	2,577	96,895
Eaton Corp. PLC	645	111,469
EMCOR Group, Inc.	957	121,912
Emerson Electric Co.	1,418	131,831
Encore Wire Corp.	26	3,721
Franklin Electric Co., Inc.	247	23,356
FTC Solar, Inc. (1)	124	937
FuelCell Energy, Inc. (1)	368	1,914
Genco Shipping & Trading, Ltd.	331	5,296
Generac Holdings, Inc. (1)	270	95,018
General Dynamics Corp.	1,896	395,259
GrafTech International, Ltd.	682	8,068
Granite Construction, Inc.	21	813
Helios Technologies, Inc.	33	3,471
Herc Holdings, Inc.	208	32,562

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 71

Schedule of Investments
December 31, 2021

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Hertz Global Holdings, Inc. (1)	7	150
Hillenbrand, Inc.	217	11,282
Hub Group, Inc. (1)	94	7,919
Hubbell, Inc.	79	16,453
Huntington Ingalls Industries, Inc.	465	86,834
JB Hunt Transport Services, Inc.	367	75,015
Johnson Controls International plc	6,517	529,897
Karat Packaging, Inc. (1)	58	1,172
Manitowoc Co., Inc./The (1)	699	12,994
ManpowerGroup, Inc.	1,191	115,920
Matson, Inc.	39	3,511
Meritor, Inc. (1)	196	4,857
Mesa Air Group, Inc. (1)	186	1,042
Miller Industries, Inc./TN	7	234
Mueller Industries, Inc.	1,132	67,196
Mueller Water Products, Inc.	1	14
MYR Group, Inc. (1)	132	14,593
NL Industries, Inc.	1	7
nVent Electric PLC	1,021	38,798
Old Dominion Freight Line, Inc.	228	81,711
Oshkosh Corp.	134	15,103
Owens Corning	480	43,440
Plug Power, Inc. (1)	564	15,922
Quad/Graphics, Inc. (1)	810	3,240
Quanta Services, Inc.	3,618	414,840
Raytheon Technologies Corp.	2,741	235,890
Regal Rexnord Corp.	497	84,579
Resideo Technologies, Inc. (1)	495	12,885
REV Group, Inc.	24	340
Robert Half International, Inc.	252	28,103
Ryder System, Inc.	1,006	82,925
Saia, Inc. (1)	74	24,940
Schneider National, Inc.	1	27
Shyft Group, Inc./The	162	7,959
SkyWest, Inc. (1)	816	32,069
Terex Corp.	905	39,775
Textainer Group Holdings, Ltd.	264	9,427
Textron, Inc.	2,126	164,127
Titan International, Inc. (1)	794	8,702
Triton International, Ltd.	333	20,057
Triumph Group, Inc. (1)	54	1,001
TrueBlue, Inc. (1)	223	6,170
United Parcel Service, Inc.	852	182,618
United Rentals, Inc. (1)	154	51,173
Valmont Industries, Inc.	72	18,036
Vectrus, Inc. (1)	159	7,277
Veritiv Corp. (1)	1	123

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Vicor Corp. (1)	43	5,460
WESCO International, Inc. (1)	229	30,134
Yellow Corp. (1)	133	1,674
		4,047,872

Information Technology — 9.9%
3D Systems Corp. (1)	71	1,529
Accenture PLC	191	79,179
ACI Worldwide, Inc. (1)	514	17,836
Adobe, Inc. (1)	799	453,081
Advanced Micro Devices, Inc. (1)	1,970	283,483
Alliance Data Systems Corp.	556	37,013
Ambarella, Inc. (1)	78	15,825
American Software, Inc./GA	379	9,918
Amkor Technology, Inc.	832	20,625
Analog Devices, Inc.	402	70,660
Apple, Inc.	15,565	2,763,877
Applied Materials, Inc.	3,945	620,785
Arrow Electronics, Inc. (1)	1,165	156,425
Asana, Inc. (1)	293	21,843
Atlassian Corp. PLC (1)	147	56,050
Autodesk, Inc. (1)	125	35,149
Avnet, Inc.	2,163	89,180
Belden, Inc.	110	7,230
Bill.com Holdings, Inc. (1)	101	25,164
Box, Inc. (1)	243	6,364
Broadcom, Inc.	325	216,258
Calix, Inc. (1)	211	16,874
CDK Global, Inc.	2,478	103,432
CDW Corp./DE	1,350	276,453
ChannelAdvisor Corp. (1)	729	17,992
Cisco Systems, Inc./Delaware	7,513	476,099
Cloudflare, Inc. (1)	431	56,677
Cognex Corp.	134	10,420
Concentrix Corp.	87	15,540
Conduent, Inc. (1)	1,795	9,585
Crowdstrike Holdings, Inc. (1)	259	53,030
Datadog, Inc. (1)	131	23,332
Diebold Nixdorf, Inc. (1)	234	2,118
Diodes, Inc. (1)	324	35,578
Dolby Laboratories, Inc.	1,566	149,115
Dropbox, Inc. (1)	3,768	92,467
DXC Technology Co. (1)	705	22,694
Dynatrace, Inc. (1)	300	18,105
Ebix, Inc.	166	5,046
EPAM Systems, Inc. (1)	376	251,337
First Solar, Inc. (1)	7	610

The accompanying notes are an integral part of these financial statements.

Page 72	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Fortinet, Inc. (1)	542	194,795
Gartner, Inc. (1)	1,007	336,660
Hewlett Packard Enterprise Co.	2,237	35,277
HP, Inc.	5,419	204,134
HubSpot, Inc. (1)	81	53,391
Intel Corp.	6,878	354,217
Intuit, Inc.	953	612,989
Jabil, Inc.	2,696	189,664
Kimball Electronics, Inc. (1)	118	2,568
KLA Corp.	1,256	540,218
Kulicke & Soffa Industries, Inc.	212	12,834
Kyndryl Holdings, Inc. (1)	227	4,109
Lam Research Corp.	179	128,728
Lattice Semiconductor Corp. (1)	870	67,042
Manhattan Associates, Inc. (1)	490	76,190
Marathon Digital Holdings, Inc. (1)	156	5,126
McAfee Corp.	1,248	32,186
Micron Technology, Inc.	1,407	131,062
Microsoft Corp.	10,716	3,603,992
Mimecast, Ltd. (1)	269	21,404
MoneyGram International, Inc. (1)	792	6,249
MongoDB, Inc. (1)	37	19,586
NCR Corp. (1)	883	35,497
NortonLifeLock, Inc.	2,526	65,625
NVIDIA Corp.	3,258	958,210
NXP Semiconductors NV	243	55,351
ON Semiconductor Corp. (1)	451	30,632
Oracle Corp.	3,698	322,503
Palantir Technologies, Inc. (1)	212	3,861
Palo Alto Networks, Inc. (1)	774	430,932
Paycom Software, Inc. (1)	174	72,243
Perficient, Inc. (1)	85	10,990
Photronics, Inc. (1)	1	19
Plantronics, Inc. (1)	94	2,758
Power Integrations, Inc.	97	9,010
Priority Technology Holdings, Inc. (1)	198	1,402
Progress Software Corp.	1,040	50,201
Qorvo, Inc. (1)	31	4,848
Rimini Street, Inc. (1)	252	1,504
Riot Blockchain, Inc. (1)	180	4,019
salesforce.com, Inc. (1)	1,184	300,890
SecureWorks Corp. (1)	114	1,821
SiTime Corp. (1)	19	5,558
SMART Global Holdings, Inc. (1)	29	2,059
Smartsheet, Inc. (1)	138	10,688
Sonim Technologies, Inc. (1)	32	30
Sprout Social, Inc. (1)	245	22,219

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
SPS Commerce, Inc. (1)	255	36,299
SS&C Technologies Holdings, Inc.	5,808	476,140
StarTek, Inc. (1)	631	3,294
Stratasys, Ltd. (1)	121	2,963
Synaptics, Inc. (1)	249	72,088
Teradata Corp. (1)	423	17,965
Teradyne, Inc.	253	41,373
TESSCO Technologies, Inc. (1)	90	568
Texas Instruments, Inc.	1,873	353,004
Trade Desk, Inc./The (1)	498	45,637
Trimble, Inc. (1)	546	47,606
Ultra Clean Holdings, Inc. (1)	31	1,778
Veritone, Inc. (1)	96	2,158
Viant Technology, Inc. (1)	756	7,337
Visa, Inc.	588	127,425
VMware, Inc.	604	69,992
Workday, Inc. (1)	182	49,719
Workiva, Inc. (1)	183	23,880
Xilinx, Inc.	42	8,905
Xperi Holding Corp.	1,123	21,236
Zebra Technologies Corp. (1)	169	100,589
Zscaler, Inc. (1)	88	28,277
		17,197,502

Materials — 0.4%
Albemarle Corp.	199	46,520
Alcoa Corp.	411	24,487
Amyris, Inc. (1)	195	1,055
Avient Corp.	104	5,819
Berry Global Group, Inc. (1)	554	40,874
Celanese Corp.	397	66,720
Century Aluminum Co. (1)	115	1,904
Chemours Co./The	169	5,672
Cleveland-Cliffs, Inc. (1)	657	14,303
Dow, Inc.	1,285	72,885
Element Solutions, Inc.	16	388
Flotek Industries, Inc. (1)	676	764
Freeport-McMoRan, Inc.	2,160	90,137
Hawkins, Inc.	116	4,576
Huntsman Corp.	644	22,463
Intrepid Potash, Inc. (1)	10	427
Koppers Holdings, Inc. (1)	81	2,535
Louisiana-Pacific Corp.	833	65,266
LyondellBasell Industries NV	659	60,780
Mosaic Co./The	928	36,461
Nucor Corp.	601	68,604
O-I Glass, Inc. (1)	279	3,356

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 73

Schedule of Investments
December 31, 2021

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Olin Corp.	283	16,278
Rayonier Advanced Materials, Inc. (1)	38	217
Ryerson Holding Corp.	23	599
Steel Dynamics, Inc.	280	17,380
SunCoke Energy, Inc.	111	731
Trinseo PLC	238	12,485
Tronox Holdings PLC	270	6,488
United States Steel Corp.	319	7,595
Westlake Chemical Corp.	233	22,631
		720,400

Real Estate Investment Trust — 1.2%
Altisource Portfolio Solutions SA (1)	467	5,240
American Homes 4 Rent	1,140	49,715
Ashford Hospitality Trust, Inc. (1)	429	4,118
Camden Property Trust	677	120,966
CareTrust REIT, Inc.	2,013	45,957
CatchMark Timber Trust, Inc.	879	7,656
CBL & Associates Properties, Inc. (1)	10	312
CorEnergy Infrastructure Trust, Inc.	2,243	7,021
Corporate Office Properties Trust	1,500	41,955
CubeSmart	2,913	165,779
CyrusOne, Inc.	12	1,077
DiamondRock Hospitality Co. (1)	170	1,634
Easterly Government Properties, Inc.	2	46
EastGroup Properties, Inc.	947	215,774
Essex Property Trust, Inc.	159	56,005
eXp World Holdings, Inc.	44	1,482
Extra Space Storage, Inc.	224	50,788
First Industrial Realty Trust, Inc.	2,201	145,706
Getty Realty Corp.	739	23,715
Gladstone Commercial Corp.	1,082	27,883
Healthcare Trust of America, Inc.	843	28,148
Invitation Homes, Inc.	1,190	53,955
Lamar Advertising Co.	2,390	289,907
Mid-America Apartment Communities, Inc.	609	139,729
Omega Healthcare Investors, Inc.	1,758	52,019
PotlatchDeltic Corp.	520	31,314
Public Storage	615	230,354
RAIT Financial Trust (1)(5)	751	0
Regency Centers Corp.	2,195	165,393
SL Green Realty Corp.	606	43,450
Spirit MTA REIT Liquidating Trust (1)(5)	1,024	0
Stratus Properties, Inc. (1)	106	3,876
Tanger Factory Outlet Centers, Inc.	212	4,087
Trinity Place Holdings, Inc. (1)	645	1,187
UDR, Inc.	591	35,454

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Universal Health Realty Income Trust	226	13,440
Weyerhaeuser Co.	1,163	47,892
Zillow Group, Inc. (1)	390	24,902
		2,137,936

Utilities — 0.6%
Evergy, Inc.	1,478	101,406
Exelon Corp.	9,354	540,291
MDU Resources Group, Inc.	2,810	86,660
NRG Energy, Inc.	2,727	117,479
Portland General Electric Co.	2,059	108,962
UGI Corp.	1,525	70,013
		1,024,811

Total Common Stocks (United States) (Cost $41,675,892)		59,658,643

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	252	7,724
Total Preferred Stock (United States) (Cost $6,299)		7,724

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	7	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	3	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	48	766
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	15	56
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	26	360
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	13	153
Total Warrants (United States) (Cost $941)		1,335

The accompanying notes are an integral part of these financial statements.

Page 74	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 40.8%
U.S. Fixed Income — 35.8%
Baird Core Plus Bond Fund - Class I	193,078	2,253,216
Dodge & Cox Income Fund	178,015	2,502,887
DoubleLine Total Return Bond Fund - Class I	288,373	2,999,082
Frost Total Return Bond Fund - Class I	342,791	3,534,178
Guggenheim Total Return Bond Fund - Class I	43,834	1,251,890
iShares 0-5 Year High Yield Corporate Bond ETF (7)	57,435	2,601,806
iShares 3-7 Year Treasury Bond ETF (7)	184,045	23,681,070
Lord Abbett High Yield Fund - Class I	450,841	3,394,836
PGIM Short-Term Corporate Bond Fund - Class Q	112,364	1,255,110
Pioneer Bond Fund - Class K	266,369	2,586,447
Segall Bryant & Hamill Plus Bond Fund - Class I	288,021	3,093,347
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (7)	109,473	2,972,192
Vanguard Short-Term Bond ETF (7)	125,840	10,171,647
		62,297,708

International Fixed Income — 5.0%
iShares JP Morgan USD Emerging Markets Bond ETF (7)	79,137	8,630,681
		8,630,681
Total Registered Investment Companies (Cost $70,424,219)		70,928,389

Money Market Registered Investment Companies — 23.6%
Meeder Institutional Prime Money Market Fund, 0.05% (2)	41,081,046	41,085,154
Total Money Market Registered Investment Companies (Cost $41,079,351)		41,085,154

Bank Obligations — 0.1%
Metro City Bank Deposit Account, 0.05%, 1/3/2022 (3)	248,445	248,445
Total Bank Obligations (Cost $248,445)		248,445
Total Investments — 98.9% (Cost $153,435,147)		171,929,690
Other Assets less Liabilities — 1.1%		1,828,554
Total Net Assets — 100.0%		173,758,244

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	507	6,804
Meeder Dynamic Allocation Fund - Retail Class	1,268	17,663
Meeder Muirfield Fund - Retail Class	1,589	15,143
Meeder Conservative Allocation Fund - Retail Class	158	3,735
Total Trustee Deferred Compensation (Cost $38,133)		43,345

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(10)	3/18/2022	(2,837,700)	(25,980)
Mini MSCI EAFE Index Futures	58	3/18/2022	6,733,220	194,128
Mini MSCI Emerging Markets Index Futures	21	3/18/2022	1,287,615	11,698
Russell 2000 Mini Index Futures	5	3/18/2022	560,700	16,498
Standard & Poors 500 Mini Futures	(35)	3/18/2022	(8,327,375)	(156,713)
Total Futures Contracts	39		(2,583,540)	39,631

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 75

Schedule of Investments
December 31, 2021

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 76	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 19.2%
Communication Services — 1.6%
Activision Blizzard, Inc.	2,400	159,672
Alphabet, Inc. - Class C (1)	212	613,441
Alphabet, Inc. - Class A (1)	185	535,952
AMC Entertainment Holdings, Inc. (1)	286	7,779
AT&T, Inc.	702	17,269
Cargurus, Inc. (1)	44	1,480
Cars.com, Inc. (1)	1	16
Cinemark Holdings, Inc. (1)	243	3,917
DHI Group, Inc. (1)	319	1,991
DISH Network Corp. (1)	112	3,633
Entravision Communications Corp.	260	1,763
Eros STX Global Corp. (1)	1	0
Fox Corp.	36	1,328
Gannett Co., Inc. (1)	1	5
Globalstar, Inc. (1)	1	1
Gogo, Inc. (1)	44	595
Gray Television, Inc.	181	3,649
IDT Corp. (1)	23	1,016
iHeartMedia, Inc. (1)	42	884
IMAX Corp. (1)	149	2,658
Integral Ad Science Holding Corp. (1)	1	22
Interpublic Group of Cos., Inc./The	1,919	71,867
Liberty Media Corp.-Liberty Braves (1)	446	12,533
Liberty TripAdvisor Holdings, Inc. (1)	449	974
Lions Gate Entertainment Corp. (1)	202	3,361
Live Nation Entertainment, Inc. (1)	24	2,873
Meta Platforms, Inc. (1)	1,615	543,205
Netflix, Inc. (1)	240	144,586
News Corp.	107	2,387
Pinterest, Inc. (1)	50	1,818
Roku, Inc. (1)	11	2,510
Sinclair Broadcast Group, Inc.	174	4,599
TEGNA, Inc.	298	5,531
Twitter, Inc. (1)	586	25,327
Verizon Communications, Inc.	100	5,196
Vimeo, Inc. (1)	20	359
World Wrestling Entertainment, Inc.	64	3,158
Yelp, Inc. (1)	168	6,088
Ziff Davis, Inc. (1)	215	23,835
		2,217,278

Consumer Discretionary — 2.0%
Abercrombie & Fitch Co. (1)	60	2,090
Academy Sports & Outdoors, Inc. (1)	246	10,799
Adient PLC (1)	106	5,075
Amazon.com, Inc. (1)	208	693,543

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
American Axle & Manufacturing Holdings, Inc. (1)	199	1,857
American Eagle Outfitters, Inc.	109	2,760
Aptiv PLC (1)	45	7,423
Aramark	322	11,866
Asbury Automotive Group, Inc. (1)	47	8,118
AutoNation, Inc. (1)	49	5,726
AutoZone, Inc. (1)	24	50,313
Bath & Body Works, Inc.	50	3,490
Best Buy Co., Inc.	376	38,202
Big 5 Sporting Goods Corp.	41	779
Big Lots, Inc.	135	6,082
Biglari Holdings, Inc. (1)	5	713
Boyd Gaming Corp. (1)	183	11,999
Brinker International, Inc. (1)	76	2,781
Buckle, Inc./The	44	1,862
Caleres, Inc.	76	1,724
Capri Holdings, Ltd. (1)	171	11,100
Chico’s FAS, Inc. (1)	62	334
Conn’s, Inc. (1)	21	494
Crocs, Inc. (1)	244	31,286
Dana, Inc.	184	4,199
Dave & Buster’s Entertainment, Inc. (1)	11	422
Designer Brands, Inc. (1)	99	1,407
Dick’s Sporting Goods, Inc.	139	15,984
Dollar Tree, Inc. (1)	36	5,059
eBay, Inc.	362	24,073
Ethan Allen Interiors, Inc.	12	315
Everi Holdings, Inc. (1)	260	5,551
Foot Locker, Inc.	283	12,347
Ford Motor Co.	2,599	53,981
Fossil Group, Inc. (1)	94	967
GameStop Corp. (1)	33	4,897
Gap, Inc./The	60	1,059
Garmin, Ltd.	557	75,847
General Motors Co. (1)	941	55,171
Genius Brands International, Inc. (1)	99	104
Goodyear Tire & Rubber Co./The (1)	282	6,012
Greenlane Holdings, Inc. (1)	404	390
Group 1 Automotive, Inc.	17	3,319
Guess?, Inc.	199	4,712
H&R Block, Inc.	1	24
Hibbett, Inc.	33	2,374
Home Depot, Inc./The	993	412,105
Houghton Mifflin Harcourt Co. (1)	68	1,095
International Game Technology PLC	434	12,547
Kirkland’s, Inc. (1)	1	15

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 77

Schedule of Investments
December 31, 2021

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Kohl’s Corp.	331	16,348
Lands’ End, Inc. (1)	82	1,610
Lear Corp.	63	11,526
Liquidity Services, Inc. (1)	33	729
Lovesac Co./The (1)	23	1,524
Lowe’s Cos., Inc.	1,143	295,443
Lululemon Athletica, Inc. (1)	68	26,619
Macy’s, Inc.	263	6,885
MGM Resorts International	249	11,175
Nordstrom, Inc. (1)	96	2,172
ODP Corp./The (1)	55	2,160
OneWater Marine, Inc.	237	14,450
O’Reilly Automotive, Inc. (1)	56	39,549
Overstock.com, Inc. (1)	9	531
Party City Holdco, Inc. (1)	414	2,306
Qurate Retail, Inc.	420	3,192
RCI Hospitality Holdings, Inc.	26	2,025
Red Robin Gourmet Burgers, Inc. (1)	229	3,785
Red Rock Resorts, Inc.	147	8,086
Revolve Group, Inc. (1)	47	2,634
Scientific Games Corp. (1)	86	5,747
SeaWorld Entertainment, Inc. (1)	85	5,513
Shutterstock, Inc.	48	5,322
Signet Jewelers, Ltd.	24	2,089
Skyline Champion Corp. (1)	69	5,450
Smith & Wesson Brands, Inc.	166	2,955
Sonos, Inc. (1)	462	13,768
Steven Madden, Ltd.	289	13,430
Tapestry, Inc.	443	17,986
Target Corp.	382	88,410
Tempur Sealy International, Inc.	139	6,537
Tenneco, Inc. (1)	231	2,610
Tesla, Inc. (1)	495	523,106
Thor Industries, Inc.	247	25,631
Tilly’s, Inc.	6	97
Town Sports International Holdings, Inc. (1)	464	0
Tupperware Brands Corp. (1)	105	1,605
Urban Outfitters, Inc. (1)	73	2,143
Vera Bradley, Inc. (1)	1	9
Vista Outdoor, Inc. (1)	21	967
Waitr Holdings, Inc. (1)	332	246
Weber, Inc.	243	3,142
Williams-Sonoma, Inc.	78	13,192
Winnebago Industries, Inc.	1	75
XPEL, Inc. (1)	27	1,844
		2,809,015

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Consumer Staples — 0.6%
Albertsons Cos., Inc.	819	24,726
Bunge, Ltd.	2,063	192,602
Celsius Holdings, Inc. (1)	28	2,088
Costco Wholesale Corp.	119	67,556
Darling Ingredients, Inc. (1)	267	18,500
Hershey Co./The	678	131,173
PepsiCo, Inc.	696	120,902
Spectrum Brands Holdings, Inc.	130	13,224
Tyson Foods, Inc.	52	4,532
Walgreens Boots Alliance, Inc.	218	11,371
Walmart, Inc.	1,100	159,159
		745,833

Energy — 0.9%
Alto Ingredients, Inc. (1)	9	43
Altus Midstream Co.	16	981
Antero Resources Corp. (1)	144	2,520
APA Corp.	584	15,704
Ardmore Shipping Corp. (1)	3	10
Berry Corp.	95	800
Bristow Group, Inc. (1)	36	1,140
Cactus, Inc.	49	1,868
Cheniere Energy, Inc.	23	2,333
Chevron Corp.	2,385	279,880
ConocoPhillips	957	69,076
CONSOL Energy, Inc. (1)	16	363
Coterra Energy, Inc.	2	38
CVR Energy, Inc.	50	841
Delek US Holdings, Inc. (1)	277	4,152
Devon Energy Corp.	741	32,641
DHT Holdings, Inc.	98	509
Diamondback Energy, Inc.	132	14,236
EOG Resources, Inc.	331	29,403
Expro Group Holdings NV (1)	60	861
Exxon Mobil Corp.	5,028	307,663
Hess Corp.	128	9,476
Laredo Petroleum, Inc. (1)	17	1,022
Marathon Petroleum Corp.	3,330	213,087
Nabors Industries, Ltd. (1)	44	3,568
NextDecade Corp. (1)	91	259
Nine Energy Service, Inc. (1)	535	535
Northern Oil and Gas, Inc.	13	268
Occidental Petroleum Corp.	1,218	35,310
Oceaneering International, Inc. (1)	189	2,138
ONEOK, Inc.	2,013	118,284
Ovintiv, Inc.	458	15,435

The accompanying notes are an integral part of these financial statements.

Page 78	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Par Pacific Holdings, Inc. (1)	11	181
PDC Energy, Inc.	5	244
Peabody Energy Corp. (1)	124	1,249
Phillips 66	271	19,637
Pioneer Natural Resources Co.	69	12,550
Profire Energy, Inc. (1)	3	3
Range Resources Corp. (1)	58	1,034
Schlumberger NV	932	27,913
Scorpio Tankers, Inc.	15	192
SM Energy Co.	120	3,538
Southwestern Energy Co. (1)	596	2,777
Talos Energy, Inc. (1)	216	2,117
Targa Resources Corp.	262	13,687
Teekay Corp. (1)	255	801
Uranium Energy Corp. (1)	77	258
W&T Offshore, Inc. (1)	56	181
Westmoreland Coal Co. (1)	410	0
World Fuel Services Corp.	78	2,065
		1,252,871

Financials — 2.3%
Affiliated Managers Group, Inc.	82	13,490
Aflac, Inc.	223	13,021
Allstate Corp./The	931	109,532
Ally Financial, Inc.	462	21,996
American Express Co.	21	3,436
American Financial Group, Inc./OH	124	17,028
American International Group, Inc.	3,715	211,235
Ameris Bancorp	223	11,079
Athene Holding, Ltd. (1)	2,173	181,076
Bank of America Corp.	4,248	188,994
Bank of New York Mellon Corp./The	1,034	60,055
Bank OZK	111	5,165
Berkshire Hathaway, Inc. (1)	1,283	383,617
BGC Partners, Inc.	161	749
Blackstone, Inc.	180	23,290
Capital One Financial Corp.	479	69,498
Charles Schwab Corp./The	1,091	91,753
Chimera Investment Corp.	2,476	37,338
Citigroup, Inc.	1,306	78,869
Citizens Financial Group, Inc.	400	18,900
Comerica, Inc.	55	4,785
East West Bancorp, Inc.	260	20,457
Ellington Financial, Inc.	471	8,049
Evercore, Inc.	296	40,212
Fidelity National Financial, Inc.	544	28,386
Fifth Third Bancorp	1,403	61,101

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
First American Financial Corp.	892	69,781
Genworth Financial, Inc. (1)	1	4
Goldman Sachs Group, Inc./The	26	9,946
Hancock Whitney Corp.	150	7,503
Hartford Financial Services Group, Inc./The	357	24,647
Invesco, Ltd.	375	8,633
Janus Henderson Group PLC	244	10,233
JPMorgan Chase & Co.	1,187	187,961
KKR & Co., Inc.	628	46,786
LendingClub Corp. (1)	69	1,668
LPL Financial Holdings, Inc.	46	7,364
Marlin Business Services Corp.	292	6,798
MBIA, Inc. (1)	134	2,116
Medley Management, Inc. (1)	25	0
Meta Financial Group, Inc.	76	4,534
MetLife, Inc.	366	22,871
MFA Financial, Inc.	1	5
Moelis & Co.	275	17,190
Morgan Stanley	1,474	144,688
Northrim BanCorp, Inc.	202	8,779
Old Republic International Corp.	2,142	52,650
OneMain Holdings, Inc.	149	7,456
PacWest Bancorp	229	10,344
Pinnacle Financial Partners, Inc.	61	5,826
Piper Sandler Cos.	170	30,347
PNC Financial Services Group, Inc./The	201	40,305
Popular, Inc.	100	8,204
Prudential Financial, Inc.	155	16,777
Pzena Investment Management, Inc.	433	4,101
Redwood Trust, Inc.	94	1,240
Regions Financial Corp.	953	20,775
Santander Consumer USA Holdings, Inc.	194	8,152
Siebert Financial Corp. (1)	18	42
Signature Bank/New York NY	58	18,761
SLM Corp.	318	6,255
Stewart Information Services Corp.	927	73,910
SVB Financial Group (1)	25	16,956
Synchrony Financial	3,932	182,405
Synovus Financial Corp.	66	3,159
Tiptree, Inc.	70	968
Truist Financial Corp.	715	41,863
Umpqua Holdings Corp.	823	15,835
Upstart Holdings, Inc. (1)	25	3,783
US Bancorp	1,116	62,686
Walker & Dunlop, Inc.	110	16,597
Wells Fargo & Co.	2,296	110,162
Western Alliance Bancorp	88	9,473

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 79

Schedule of Investments
December 31, 2021

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Zions Bancorp NA	324	20,464
		3,074,114

Healthcare — 3.6%
9 Meters Biopharma, Inc. (1)	1	1
AbbVie, Inc.	2,570	347,978
Abeona Therapeutics, Inc. (1)	149	50
AcelRx Pharmaceuticals, Inc. (1)	58	32
ADMA Biologics, Inc. (1)	55	78
Affimed NV (1)	227	1,253
Agilent Technologies, Inc.	715	114,150
Agiliti, Inc. (1)	1	23
Akebia Therapeutics, Inc. (1)	1	2
Alector, Inc. (1)	34	702
Alkermes PLC (1)	183	4,257
Allakos, Inc. (1)	39	382
Alnylam Pharmaceuticals, Inc. (1)	34	5,766
AmerisourceBergen Corp.	449	59,668
Amgen, Inc.	976	219,571
Amicus Therapeutics, Inc. (1)	206	2,379
AMN Healthcare Services, Inc. (1)	36	4,404
Amneal Pharmaceuticals, Inc. (1)	442	2,117
Anavex Life Sciences Corp. (1)	62	1,075
ANI Pharmaceuticals, Inc. (1)	20	922
Anthem, Inc.	358	165,947
Apellis Pharmaceuticals, Inc. (1)	17	804
Apollo Medical Holdings, Inc. (1)	63	4,629
Applied Therapeutics, Inc. (1)	87	779
Apria, Inc. (1)	2	65
Arbutus Biopharma Corp. (1)	316	1,229
Arcutis Biotherapeutics, Inc. (1)	94	1,950
Arrowhead Pharmaceuticals, Inc. (1)	75	4,973
Arvinas, Inc. (1)	32	2,628
Assertio Holdings, Inc. (1)	266	580
Atara Biotherapeutics, Inc. (1)	12	189
Avalo Therapeutics, Inc. (1)	355	604
Aveanna Healthcare Holdings, Inc. (1)	1	7
Avid Bioservices, Inc. (1)	43	1,255
Beam Therapeutics, Inc. (1)	42	3,347
Beyondspring, Inc. (1)	56	254
BioDelivery Sciences International, Inc. (1)	969	3,004
Biohaven Pharmaceutical Holding Co., Ltd. (1)	37	5,099
Bio-Techne Corp.	42	21,728
Blueprint Medicines Corp. (1)	40	4,284
Bridgebio Pharma, Inc. (1)	50	834
Bristol-Myers Squibb Co.	2,736	170,590

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Bruker Corp.	285	23,914
Calyxt, Inc. (1)	133	283
Cardinal Health, Inc.	585	30,122
CareDx, Inc. (1)	45	2,047
CASI Pharmaceuticals, Inc. (1)	45	36
Cassava Sciences, Inc. (1)	67	2,928
Catalent, Inc. (1)	153	19,589
Catalyst Pharmaceuticals, Inc. (1)	585	3,960
Centogene NV (1)	138	722
Cerevel Therapeutics Holdings, Inc. (1)	20	648
Cerner Corp.	1,199	111,351
Community Health Systems, Inc. (1)	190	2,529
Computer Programs and Systems, Inc. (1)	110	3,223
Cross Country Healthcare, Inc. (1)	8	222
CVS Health Corp.	927	95,629
Danaher Corp.	593	195,103
Dynavax Technologies Corp. (1)	110	1,548
Editas Medicine, Inc. (1)	67	1,779
Elanco Animal Health, Inc. Contingent Value Rights (1)(4)	32	0
Eli Lilly & Co. (1)	562	155,236
Eloxx Pharmaceuticals, Inc. (1)	571	403
Enanta Pharmaceuticals, Inc. (1)	22	1,645
Endo International PLC (1)	217	816
Evolent Health, Inc. (1)	38	1,051
Exact Sciences Corp. (1)	27	2,101
Exelixis, Inc. (1)	335	6,124
Fulgent Genetics, Inc. (1)	1	101
Galectin Therapeutics, Inc. (1)	118	244
Genprex, Inc.	306	401
Gilead Sciences, Inc. (1)	2,326	168,891
Globus Medical, Inc.	153	11,047
HCA Healthcare, Inc. (1)	245	62,945
Horizon Therapeutics Plc (1)	733	78,988
Humanigen, Inc. (1)	17	63
iBio, Inc. (1)	1	1
Illumina, Inc. (1)	4	1,522
Incyte Corp. (1)	825	60,555
Infinity Pharmaceuticals, Inc. (1)	1	2
Inotiv, Inc. (1)	44	1,851
Intellia Therapeutics, Inc.	44	5,203
Johnson & Johnson (1)	2,606	445,808
Jounce Therapeutics, Inc. (1)	84	701
Kezar Life Sciences, Inc. (1)	77	1,287
La Jolla Pharmaceutical Co. (1)	153	711
Lexicon Pharmaceuticals, Inc. (1)	13	51
Lineage Cell Therapeutics, Inc. (1)	1	2

The accompanying notes are an integral part of these financial statements.

Page 80	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Mallinckrodt PLC (1)	20	3
MannKind Corp. (1)	538	2,351
Maravai LifeSciences Holdings, Inc. (1)	53	2,221
Marinus Pharmaceuticals, Inc.	61	725
McKesson Corp.	452	112,354
Medtronic PLC	89	9,207
Merck & Co., Inc. (1)	3,410	261,342
Mirati Therapeutics, Inc. (1)	36	5,281
Moderna, Inc. (1)	549	139,435
Molina Healthcare, Inc. (1)	9	2,863
Myriad Genetics, Inc. (1)	44	1,214
Natera, Inc. (1)	73	6,817
Novavax, Inc. (1)	41	5,866
Ocugen, Inc. (1)	90	410
Oncocyte Corp. (1)	99	215
OptimizeRx Corp. (1)	1	62
Oramed Pharmaceuticals, Inc. (1)	43	614
Organogenesis Holdings, Inc.	3	28
Organon & Co. (1)	308	9,379
Palatin Technologies, Inc.	859	439
PerkinElmer, Inc.	192	38,604
Perrigo Co. PLC	874	33,999
Pfizer, Inc. (1)	4,365	257,753
Precigen, Inc. (1)	399	1,480
Precision BioSciences, Inc. (1)	1	7
Prothena Corp. PLC (1)	41	2,025
Puma Biotechnology, Inc.	168	511
Quest Diagnostics, Inc. (1)	252	43,599
Quidel Corp. (1)	34	4,590
Radius Health, Inc. (1)	34	235
Regeneron Pharmaceuticals, Inc. (1)	346	218,506
REGENXBIO, Inc. (1)	9	294
Rocket Pharmaceuticals, Inc. (1)	17	371
Sage Therapeutics, Inc. (1)	78	3,318
Sesen Bio, Inc. (1)	382	311
Sorrento Therapeutics, Inc. (1)	262	1,218
SpringWorks Therapeutics, Inc. (1)	25	1,550
STAAR Surgical Co. (1)	44	4,017
Sutro Biopharma, Inc. (1)	55	818
Tenet Healthcare Corp.	51	4,166
Thermo Fisher Scientific, Inc. (1)	456	304,261
Tonix Pharmaceuticals Holding Corp. (1)	1	0
TransMedics Group, Inc. (1)	23	441
Twist Bioscience Corp. (1)	31	2,399
Tyme Technologies, Inc. (1)	115	69
Ultragenyx Pharmaceutical, Inc.	14	1,177
UnitedHealth Group, Inc.	930	466,990

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Universal Health Services, Inc. (1)	65	8,428
Vanda Pharmaceuticals, Inc. (1)	20	314
Veracyte, Inc.	88	3,626
Viatris, Inc. (1)	1,834	24,814
ViewRay, Inc. (1)	260	1,433
VistaGen Therapeutics, Inc. (1)	1	2
WaVe Life Sciences, Ltd.	141	443
West Pharmaceutical Services, Inc. (1)	229	107,403
Zentalis Pharmaceuticals, Inc. (1)	40	3,362
ZIOPHARM Oncology, Inc.	193	210
Zoetis, Inc.	175	42,705
		4,809,247

Industrials — 1.2%
Acuity Brands, Inc.	73	15,456
AGCO Corp.	112	12,994
ArcBest Corp.	29	3,476
Atkore, Inc. (1)	56	6,227
Atlas Air Worldwide Holdings, Inc. (1)	93	8,753
Avis Budget Group, Inc. (1)	28	5,806
Axon Enterprise, Inc. (1)	30	4,710
AZZ, Inc.	108	5,971
Boise Cascade Co.	479	34,105
Builders FirstSource, Inc. (1)	145	12,428
Carrier Global Corp.	94	5,099
Caterpillar, Inc.	126	26,049
Clean Harbors, Inc. (1)	2	200
Copart, Inc. (1)	131	19,862
Core & Main, Inc. (1)	27	819
Covenant Logistics Group, Inc. (1)	48	1,269
CSX Corp.	739	27,786
Eaton Corp. PLC	154	26,614
EMCOR Group, Inc.	371	47,262
Emerson Electric Co.	588	54,666
Encore Wire Corp.	16	2,290
EnerSys	29	2,293
Franklin Electric Co., Inc.	73	6,903
FTC Solar, Inc. (1)	59	446
FuelCell Energy, Inc. (1)	155	806
Genco Shipping & Trading, Ltd.	172	2,752
Generac Holdings, Inc. (1)	119	41,878
General Dynamics Corp.	826	172,196
GrafTech International, Ltd.	315	3,726
Granite Construction, Inc.	27	1,045
Helios Technologies, Inc.	14	1,472
Herc Holdings, Inc.	52	8,141
Hertz Global Holdings, Inc. (1)	3	75

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 81

Schedule of Investments
December 31, 2021

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Hillenbrand, Inc.	129	6,707
Hub Group, Inc. (1)	55	4,633
Huntington Ingalls Industries, Inc.	227	42,390
JB Hunt Transport Services, Inc.	147	30,047
Johnson Controls International plc	2,781	226,123
Karat Packaging, Inc. (1)	29	586
Manitowoc Co., Inc./The (1)	300	5,577
ManpowerGroup, Inc.	426	41,463
Matson, Inc.	15	1,350
Meritor, Inc. (1)	102	2,528
Miller Industries, Inc./TN	30	1,002
Mueller Industries, Inc.	544	32,292
Mueller Water Products, Inc.	1	14
NL Industries, Inc.	12	89
nVent Electric PLC	356	13,528
Old Dominion Freight Line, Inc.	112	40,139
Oshkosh Corp.	122	13,751
Owens Corning	174	15,747
Plug Power, Inc. (1)	241	6,803
Quad/Graphics, Inc. (1)	376	1,504
Quanta Services, Inc.	1,568	179,787
Raytheon Technologies Corp.	840	72,290
Regal Rexnord Corp.	232	39,482
Resideo Technologies, Inc. (1)	211	5,492
REV Group, Inc.	56	792
RR Donnelley & Sons Co. (1)	1	11
Rush Enterprises, Inc.	3	167
Ryder System, Inc.	406	33,467
Saia, Inc. (1)	30	10,111
Shyft Group, Inc./The	74	3,636
SkyWest, Inc. (1)	339	13,323
Terex Corp.	379	16,657
Textainer Group Holdings, Ltd.	87	3,107
Textron, Inc.	845	65,234
Titan International, Inc. (1)	332	3,639
Triton International, Ltd.	138	8,312
TrueBlue, Inc. (1)	91	2,518
United Parcel Service, Inc.	359	76,948
United Rentals, Inc. (1)	39	12,959
Valmont Industries, Inc.	96	24,048
Vectrus, Inc. (1)	101	4,623
Veritiv Corp. (1)	1	123
Vicor Corp. (1)	27	3,428
WESCO International, Inc. (1)	112	14,738
Yellow Corp. (1)	62	781
		1,645,521

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Information Technology — 5.7%
3D Systems Corp. (1)	34	732
Accenture PLC	150	62,183
ACI Worldwide, Inc. (1)	266	9,230
Adobe, Inc. (1)	368	208,678
Advanced Micro Devices, Inc. (1)	850	122,315
Alliance Data Systems Corp.	240	15,977
Ambarella, Inc. (1)	35	7,101
American Software, Inc./GA	149	3,899
Amkor Technology, Inc.	390	9,668
Analog Devices, Inc.	180	31,639
Apple, Inc.	6,806	1,208,541
Applied Materials, Inc.	1,708	268,771
Arrow Electronics, Inc. (1)	572	76,802
Asana, Inc. (1)	126	9,393
Atlassian Corp. PLC (1)	65	24,784
Autodesk, Inc. (1)	69	19,402
Aviat Networks, Inc. (1)	4	128
Avnet, Inc.	734	30,263
Belden, Inc.	35	2,301
Bill.com Holdings, Inc. (1)	45	11,212
Box, Inc. (1)	174	4,557
Broadcom, Inc.	111	73,861
Calix, Inc. (1)	138	11,036
CDK Global, Inc.	784	32,724
CDW Corp./DE	503	103,004
ChannelAdvisor Corp. (1)	273	6,738
Cisco Systems, Inc./Delaware	3,471	219,957
Cloudflare, Inc. (1)	186	24,459
Cognex Corp.	52	4,044
Concentrix Corp.	52	9,288
Conduent, Inc. (1)	735	3,925
Crowdstrike Holdings, Inc. (1)	112	22,932
Datadog, Inc. (1)	52	9,262
Diebold Nixdorf, Inc. (1)	87	787
Diodes, Inc. (1)	180	19,766
Dolby Laboratories, Inc.	1,389	132,261
Dropbox, Inc. (1)	1,468	36,025
DXC Technology Co. (1)	306	9,850
Dynatrace, Inc. (1)	131	7,906
Ebix, Inc.	74	2,250
EPAM Systems, Inc. (1)	69	46,123
Extreme Networks, Inc. (1)	26	408
Fortinet, Inc. (1)	242	86,975
Gartner, Inc. (1)	329	109,991
Hewlett Packard Enterprise Co.	893	14,083
HP, Inc.	2,677	100,843

The accompanying notes are an integral part of these financial statements.

Page 82	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
HubSpot, Inc. (1)	36	23,729
Intel Corp.	2,882	148,423
Intuit, Inc.	412	265,007
Jabil, Inc.	1,138	80,058
Kimball Electronics, Inc. (1)	39	849
KLA Corp.	544	233,980
Kulicke & Soffa Industries, Inc.	108	6,538
Kyndryl Holdings, Inc. (1)	112	2,027
Lam Research Corp.	68	48,902
Lattice Semiconductor Corp. (1)	302	23,272
Manhattan Associates, Inc. (1)	217	33,741
Marathon Digital Holdings, Inc. (1)	69	2,267
MaxLinear, Inc. (1)	2	151
McAfee Corp.	659	16,996
Micron Technology, Inc.	631	58,778
Microsoft Corp.	4,640	1,560,514
Mimecast, Ltd. (1)	29	2,308
MoneyGram International, Inc. (1)	342	2,698
MongoDB, Inc. (1)	16	8,470
Monolithic Power Systems, Inc.	17	8,387
NCR Corp. (1)	396	15,919
NortonLifeLock, Inc.	1,248	32,423
NVIDIA Corp.	1,413	415,577
NXP Semiconductors NV	92	20,956
ON Semiconductor Corp. (1)	204	13,856
Oracle Corp.	1,636	142,676
Palantir Technologies, Inc. (1)	82	1,493
Palo Alto Networks, Inc. (1)	277	154,223
Paycom Software, Inc. (1)	61	25,327
Perficient, Inc. (1)	39	5,042
Photronics, Inc. (1)	1	19
Plantronics, Inc. (1)	41	1,203
Power Integrations, Inc.	55	5,109
Priority Technology Holdings, Inc. (1)	125	885
Progress Software Corp.	423	20,418
Qorvo, Inc. (1)	78	12,198
Rimini Street, Inc. (1)	118	704
Riot Blockchain, Inc. (1)	82	1,831
salesforce.com, Inc. (1)	502	127,573
Sanmina Corp. (1)	14	580
ScanSource, Inc. (1)	96	3,368
SecureWorks Corp. (1)	56	894
SiTime Corp. (1)	9	2,633
SMART Global Holdings, Inc. (1)	19	1,349
Smartsheet, Inc. (1)	56	4,337
Sonim Technologies, Inc. (1)	21	19
Sprout Social, Inc. (1)	108	9,795

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
SPS Commerce, Inc. (1)	31	4,413
SS&C Technologies Holdings, Inc.	2,514	206,098
StarTek, Inc. (1)	239	1,248
Stratasys, Ltd. (1)	58	1,420
Synaptics, Inc. (1)	40	11,580
Synopsys, Inc. (1)	248	91,388
Teradata Corp. (1)	172	7,305
Teradyne, Inc.	35	5,724
TESSCO Technologies, Inc. (1)	26	164
Texas Instruments, Inc.	716	134,945
Trade Desk, Inc./The (1)	221	20,252
Trimble, Inc. (1)	222	19,356
TTEC Holdings, Inc.	5	453
Ultra Clean Holdings, Inc. (1)	27	1,549
Veritone, Inc. (1)	31	697
Viant Technology, Inc. (1)	247	2,397
Visa, Inc.	367	79,533
VMware, Inc.	324	37,545
Workday, Inc. (1)	69	18,849
Workiva, Inc. (1)	83	10,831
Xilinx, Inc.	25	5,301
Xperi Holding Corp.	475	8,982
Zebra Technologies Corp. (1)	85	50,592
Zscaler, Inc. (1)	37	11,889
		7,496,087

Materials — 0.2%
Albemarle Corp.	100	23,377
Alcoa Corp.	170	10,129
Amyris, Inc. (1)	84	454
Avient Corp.	57	3,189
Berry Global Group, Inc. (1)	218	16,084
Celanese Corp.	139	23,360
Century Aluminum Co. (1)	41	679
Chemours Co./The	88	2,953
Cleveland-Cliffs, Inc. (1)	254	5,530
Dow, Inc.	526	29,835
Element Solutions, Inc.	79	1,918
Freeport-McMoRan, Inc.	947	39,518
Hawkins, Inc.	45	1,775
Huntsman Corp.	263	9,173
Intrepid Potash, Inc. (1)	6	256
Koppers Holdings, Inc. (1)	114	3,568
Louisiana-Pacific Corp.	333	26,091
LyondellBasell Industries NV	305	28,130
Mosaic Co./The	386	15,166
Nucor Corp.	283	32,304

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 83

Schedule of Investments
December 31, 2021

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
O-I Glass, Inc. (1)	92	1,107
Olin Corp.	128	7,363
Rayonier Advanced Materials, Inc. (1)	26	148
Steel Dynamics, Inc.	134	8,317
SunCoke Energy, Inc.	36	237
Trinseo PLC	92	4,826
Tronox Holdings PLC	120	2,884
United States Steel Corp.	136	3,238
Westlake Chemical Corp.	119	11,558
		313,167

Real Estate Investment Trust — 0.7%
Altisource Portfolio Solutions SA (1)	195	2,188
American Homes 4 Rent	647	28,216
Armada Hoffler Properties, Inc.	1	15
Ashford Hospitality Trust, Inc. (1)	186	1,786
Braemar Hotels & Resorts, Inc. (1)	1	5
Camden Property Trust	298	53,247
CareTrust REIT, Inc.	709	16,186
CatchMark Timber Trust, Inc.	639	5,566
CBL & Associates Properties, Inc. (1)	5	156
CorEnergy Infrastructure Trust, Inc.	999	3,127
Corporate Office Properties Trust	646	18,069
CubeSmart	1,364	77,625
CyrusOne, Inc.	1	90
DiamondRock Hospitality Co. (1)	73	702
Easterly Government Properties, Inc.	6	138
EastGroup Properties, Inc.	238	54,228
Essential Properties Realty Trust, Inc.	5	144
Essex Property Trust, Inc.	89	31,348
eXp World Holdings, Inc.	12	404
Extra Space Storage, Inc.	17	3,854
First Industrial Realty Trust, Inc.	696	46,075
Gladstone Commercial Corp.	139	3,582
Healthcare Trust of America, Inc.	25	835
Host Hotels & Resorts, Inc. (1)	81	1,409
Invitation Homes, Inc.	544	24,665
Lamar Advertising Co.	1,556	188,743
Life Storage, Inc.	10	1,532
LXP Industrial Trust	1	16
Maui Land & Pineapple Co., Inc. (1)	4	40
Mid-America Apartment Communities, Inc.	245	56,213
Omega Healthcare Investors, Inc.	978	28,939
PotlatchDeltic Corp.	228	13,730
Public Storage	323	120,983
RAIT Financial Trust (1)(4)	368	0
Regency Centers Corp.	834	62,842

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Sabra Health Care REIT, Inc.	1	14
SITE Centers Corp.	1	16
SL Green Realty Corp.	286	20,506
Spirit MTA REIT Liquidating Trust (1)(4)	477	0
Stratus Properties, Inc. (1)	56	2,048
Tanger Factory Outlet Centers, Inc.	96	1,851
Trinity Place Holdings, Inc. (1)	366	673
UDR, Inc.	283	16,977
Universal Health Realty Income Trust	153	9,099
Weyerhaeuser Co.	410	16,884
Zillow Group, Inc. (1)	155	9,897
		924,663

Utilities — 0.4%
Evergy, Inc.	1,586	108,815
Exelon Corp.	4,050	233,930
MDU Resources Group, Inc.	1,410	43,484
NRG Energy, Inc.	1,087	46,828
Portland General Electric Co.	1,157	61,228
UGI Corp.	754	34,616
		528,901

Total Common Stocks (United States) (Cost $17,971,694)		25,816,697

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (5)	153	4,689
Total Preferred Stock (United States) (Cost $3,824)		4,689

Warrants (United States) — 0.0%
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	4	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	21	335
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	6	22
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	8	111
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	2	24
Total Warrants (United States) (Cost $374)		492

The accompanying notes are an integral part of these financial statements.

Page 84	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 57.6%
U.S. Fixed Income — 50.6%
Baird Core Plus Bond Fund - Class I	207,951	2,426,787
Dodge & Cox Income Fund	198,531	2,791,343
DoubleLine Total Return Bond Fund - Class I	315,203	3,278,108
Frost Total Return Bond Fund - Class I	374,781	3,863,996
Guggenheim Total Return Bond Fund - Class I	49,078	1,401,665
iShares 0-5 Year High Yield Corporate Bond ETF (6)	62,320	2,823,096
iShares 3-7 Year Treasury Bond ETF (6)	200,189	25,758,318
Lord Abbett High Yield Fund - Class I	498,001	3,749,946
PGIM Short-Term Corporate Bond Fund - Class Q	124,781	1,393,805
Pioneer Bond Fund - Class K	288,330	2,799,689
Segall Bryant & Hamill Plus Bond Fund - Class I	312,341	3,354,547
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (6)	119,876	3,254,633
Vanguard Short-Term Bond ETF (6)	139,107	11,244,019
		68,139,952

International Fixed Income — 7.0%
iShares JP Morgan USD Emerging Markets Bond ETF (6)	85,994	9,378,506
		9,378,506
Total Registered Investment Companies (Cost $76,929,130)		77,518,458

Money Market Registered Investment Companies — 22.4%
Meeder Institutional Prime Money Market Fund, 0.05% (2)	30,117,090	30,120,101
Total Money Market Registered Investment Companies (Cost $30,116,946)		30,120,101
Total Investments — 99.2% (Cost $125,021,968)		133,460,437
Other Assets less Liabilities — 0.8%		1,009,146
Total Net Assets — 100.0%		134,469,583

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	1,316	17,661
Meeder Dynamic Allocation Fund - Retail Class	3,561	49,605
Meeder Muirfield Fund - Retail Class	2,101	20,023
Meeder Conservative Allocation Fund - Retail Class	382	9,030
Total Trustee Deferred Compensation (Cost $77,958)		96,319

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(5)	3/18/2022	(1,418,850)	(7,867)
Mini MSCI EAFE Index Futures	27	3/18/2022	3,134,430	90,370
Mini MSCI Emerging Markets Index Futures	10	3/18/2022	613,150	5,570
Russell 2000 Mini Index Futures	7	3/18/2022	784,980	23,097
Standard & Poors 500 Mini Futures	(10)	3/18/2022	(2,379,250)	(34,742)
Total Futures Contracts	29		734,460	76,428

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(3)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Preferred stock.
(6)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 85

Schedule of Investments
December 31, 2021

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 66.9%
Communication Services — 5.8%
Activision Blizzard, Inc.	10,772	716,661
Alphabet, Inc. - Class C (1)	1,324	3,831,113
Alphabet, Inc. - Class A (1)	1,222	3,540,183
AMC Entertainment Holdings, Inc. (1)	1,762	47,926
AT&T, Inc.	3,198	78,671
Cargurus, Inc. (1)	481	16,181
Cars.com, Inc. (1)	303	4,875
Cinemark Holdings, Inc. (1)	1,554	25,050
DHI Group, Inc. (1)	2,040	12,730
DISH Network Corp. (1)	650	21,086
Entravision Communications Corp.	1,206	8,177
Fox Corp.	89	3,284
Gogo, Inc. (1)	231	3,125
Gray Television, Inc.	1,373	27,680
IDT Corp. (1)	44	1,943
iHeartMedia, Inc. (1)	125	2,630
IMAX Corp. (1)	684	12,203
Integral Ad Science Holding Corp. (1)	45	999
Interpublic Group of Cos., Inc./The	7,913	296,342
Liberty Media Corp.-Liberty Braves - Class A (1)	494	14,203
Liberty Media Corp.-Liberty Braves - Class C (1)	2,115	59,432
Liberty TripAdvisor Holdings, Inc. (1)	2,077	4,507
Lions Gate Entertainment Corp. (1)	1,178	19,602
Live Nation Entertainment, Inc. (1)	109	13,046
Meta Platforms, Inc. (1)	8,059	2,710,645
Netflix, Inc. (1)	1,519	915,106
News Corp.	587	13,096
Nexstar Media Group, Inc.	26	3,925
Pinterest, Inc. (1)	544	19,774
Roku, Inc. (1)	43	9,813
Sinclair Broadcast Group, Inc.	1,015	26,826
TEGNA, Inc.	1,399	25,965
Twitter, Inc. (1)	3,709	160,303
Verizon Communications, Inc.	7,554	392,506
Vimeo, Inc. (1)	382	6,861
Walt Disney Co./The (1)	2,929	453,673
World Wrestling Entertainment, Inc.	335	16,529
Yelp, Inc. (1)	1,065	38,596
Ziff Davis, Inc. (1)	1,368	151,656
		13,706,923

Consumer Discretionary — 7.5%
Abercrombie & Fitch Co. (1)	356	12,399
Academy Sports & Outdoors, Inc. (1)	1,866	81,917

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Adient PLC (1)	603	28,872
Amazon.com, Inc. (1)	1,295	4,317,970
American Axle & Manufacturing Holdings, Inc. (1)	1,496	13,958
American Eagle Outfitters, Inc.	597	15,116
Aptiv PLC (1)	313	51,629
Aramark	2,063	76,022
Asbury Automotive Group, Inc. (1)	296	51,128
AutoNation, Inc. (1)	343	40,080
AutoZone, Inc. (1)	179	375,254
Bath & Body Works, Inc.	544	37,966
Best Buy Co., Inc.	2,572	261,315
Big 5 Sporting Goods Corp.	350	6,654
Big Lots, Inc.	912	41,086
Biglari Holdings, Inc. (1)	41	5,845
Boyd Gaming Corp. (1)	1,076	70,553
Brinker International, Inc. (1)	415	15,185
Buckle, Inc./The	270	11,424
Caleres, Inc.	410	9,299
Capri Holdings, Ltd. (1)	1,149	74,582
Chico’s FAS, Inc. (1)	358	1,926
Conn’s, Inc. (1)	106	2,493
Container Store Group, Inc./The (1)	4	40
Crocs, Inc. (1)	1,690	216,692
Dana, Inc.	1,459	33,294
Dave & Buster’s Entertainment, Inc. (1)	114	4,378
Designer Brands, Inc. (1)	460	6,537
Dick’s Sporting Goods, Inc.	1,346	154,777
Dollar Tree, Inc. (1)	311	43,702
eBay, Inc.	2,388	158,802
Etsy, Inc. (1)	1	219
Everi Holdings, Inc. (1)	1,856	39,626
Foot Locker, Inc.	1,908	83,246
Ford Motor Co.	12,106	251,442
Fossil Group, Inc. (1)	557	5,732
GameStop Corp. (1)	200	29,678
Gap, Inc./The	524	9,249
Garmin, Ltd.	3,901	531,199
General Motors Co. (1)	5,604	328,563
Genesco, Inc. (1)	39	2,503
Genius Brands International, Inc. (1)	366	384
Goodyear Tire & Rubber Co./The (1)	1,676	35,732
GoPro, Inc. (1)	1	10
Greenlane Holdings, Inc. (1)	2,439	2,351
Group 1 Automotive, Inc.	113	22,060
Guess?, Inc.	1,161	27,492
Hibbett, Inc.	198	14,242

The accompanying notes are an integral part of these financial statements.

Page 86	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Home Depot, Inc./The	6,438	2,671,834
Houghton Mifflin Harcourt Co. (1)	445	7,165
International Game Technology PLC	2,618	75,686
Kirkland’s, Inc. (1)	16	239
Kohl’s Corp.	2,185	107,917
Kontoor Brands, Inc.	16	820
Lands’ End, Inc. (1)	505	9,913
Lear Corp.	391	71,533
Liquidity Services, Inc. (1)	141	3,113
LKQ Corp.	823	49,405
Lovesac Co./The (1)	140	9,276
Lowe’s Cos., Inc.	7,093	1,833,399
Lululemon Athletica, Inc. (1)	428	167,541
Macy’s, Inc.	1,630	42,673
MGM Resorts International	1,690	75,847
Nordstrom, Inc. (1)	595	13,459
ODP Corp./The (1)	316	12,412
OneWater Marine, Inc.	709	43,228
O’Reilly Automotive, Inc. (1)	589	415,969
Overstock.com, Inc. (1)	63	3,718
Party City Holdco, Inc. (1)	2,485	13,841
Penske Automotive Group, Inc.	2	214
Qurate Retail, Inc.	2,529	19,220
RCI Hospitality Holdings, Inc.	128	9,969
Red Robin Gourmet Burgers, Inc. (1)	1,397	23,092
Red Rock Resorts, Inc.	868	47,749
Revolve Group, Inc. (1)	389	21,800
Scientific Games Corp. (1)	579	38,695
SeaWorld Entertainment, Inc. (1)	490	31,781
Shoe Carnival, Inc.	183	7,152
Shutterstock, Inc.	370	41,026
Signet Jewelers, Ltd.	102	8,877
Skyline Champion Corp. (1)	473	37,358
Smith & Wesson Brands, Inc.	849	15,112
Sonos, Inc. (1)	2,702	80,520
Steven Madden, Ltd.	1,625	75,514
StoneMor, Inc. (1)	1	2
Tapestry, Inc.	2,685	109,011
Target Corp.	2,153	498,290
Tempur Sealy International, Inc.	850	39,976
Tenneco, Inc. (1)	1,635	18,476
Tesla, Inc. (1)	3,069	3,243,258
Thor Industries, Inc.	1,413	146,627
Tilly’s, Inc.	53	854
Town Sports International Holdings, Inc. (1)	2,090	1
Tupperware Brands Corp. (1)	606	9,266
Urban Outfitters, Inc. (1)	492	14,445

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Vera Bradley, Inc. (1)	1	9
Vista Outdoor, Inc. (1)	196	9,030
Waitr Holdings, Inc. (1)	2,060	1,524
Weber, Inc.	1,357	17,546
Williams-Sonoma, Inc.	493	83,381
Winnebago Industries, Inc.	416	31,167
XPEL, Inc. (1)	9	615
		17,915,168

Consumer Staples — 1.9%
Albertsons Cos., Inc.	9,994	301,719
Archer-Daniels-Midland Co.	98	6,624
Bunge, Ltd.	11,928	1,113,598
Celsius Holdings, Inc. (1)	129	9,620
Coca-Cola Co./The	2,372	140,446
Costco Wholesale Corp.	1,943	1,103,041
Coty, Inc. (1)	2	21
Darling Ingredients, Inc. (1)	1,862	129,018
Hershey Co./The	3,773	729,962
PepsiCo, Inc.	3,550	616,671
Rite Aid Corp. (1)	1	15
Spectrum Brands Holdings, Inc.	833	84,733
Tyson Foods, Inc.	474	41,314
Walgreens Boots Alliance, Inc.	1,215	63,374
Walmart, Inc.	517	74,805
		4,414,961

Energy — 3.2%
Alto Ingredients, Inc. (1)	257	1,236
Altus Midstream Co.	88	5,395
Amplify Energy Corp. (1)	119	370
Antero Resources Corp. (1)	1,249	21,858
APA Corp.	3,545	95,325
Ardmore Shipping Corp. (1)	259	875
Berry Corp.	1,448	12,192
Bristow Group, Inc. (1)	201	6,366
Cactus, Inc.	433	16,510
ChampionX Corp. (1)	2	40
Cheniere Energy, Inc.	46	4,665
Chevron Corp.	11,603	1,361,612
Comstock Resources, Inc. (1)	2	16
ConocoPhillips	5,654	408,106
CONSOL Energy, Inc. (1)	87	1,976
Coterra Energy, Inc.	3	57
CVR Energy, Inc.	338	5,682
Delek US Holdings, Inc. (1)	1,654	24,793
Devon Energy Corp.	4,482	197,432

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 87

Schedule of Investments
December 31, 2021

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
DHT Holdings, Inc.	1,234	6,404
Diamondback Energy, Inc.	791	85,309
EOG Resources, Inc.	1,952	173,396
Expro Group Holdings NV (1)	382	5,482
Exxon Mobil Corp.	31,092	1,902,519
Hess Corp.	828	61,297
HollyFrontier Corp.	4	131
Kosmos Energy, Ltd. (1)	2	7
Laredo Petroleum, Inc. (1)	121	7,276
Marathon Oil Corp.	338	5,550
Marathon Petroleum Corp.	20,534	1,313,971
Nabors Industries, Ltd. (1)	263	21,327
NextDecade Corp. (1)	528	1,505
Nine Energy Service, Inc. (1)	3,291	3,291
Northern Oil and Gas, Inc.	55	1,132
Occidental Petroleum Corp.	7,761	224,991
Oceaneering International, Inc. (1)	1,089	12,317
ONEOK, Inc.	14,529	853,724
Ovintiv, Inc.	1,573	53,010
Par Pacific Holdings, Inc. (1)	127	2,094
PDC Energy, Inc.	28	1,366
Peabody Energy Corp. (1)	825	8,308
Phillips 66	2,295	166,296
Pioneer Natural Resources Co.	492	89,485
Profire Energy, Inc. (1)	10	11
Range Resources Corp. (1)	377	6,722
Schlumberger NV	6,131	183,623
Scorpio Tankers, Inc.	372	4,765
SM Energy Co.	786	23,171
Southwestern Energy Co. (1)	3,700	17,242
Talos Energy, Inc. (1)	1,254	12,289
Targa Resources Corp.	2,383	124,488
Teekay Corp. (1)	1,127	3,539
Uranium Energy Corp. (1)	770	2,580
Valero Energy Corp.	267	20,054
W&T Offshore, Inc. (1)	204	659
World Fuel Services Corp.	465	12,309
		7,576,146

Financials — 7.9%
Affiliated Managers Group, Inc.	452	74,359
Aflac, Inc.	3,354	195,840
Allstate Corp./The	6,022	708,488
Ally Financial, Inc.	2,643	125,833
American Express Co.	325	53,170
American Financial Group, Inc./OH	532	73,054
American International Group, Inc.	22,976	1,306,415

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Ameris Bancorp	1,350	67,068
Arbor Realty Trust, Inc.	1	18
Athene Holding, Ltd. (1)	8,890	740,804
Atlanticus Holdings Corp. (1)	26	1,854
Bank of America Corp.	25,994	1,156,473
Bank of New York Mellon Corp./The	3,484	202,351
Bank OZK	853	39,690
Berkshire Hathaway, Inc. (1)	7,843	2,345,057
BGC Partners, Inc.	917	4,264
Blackstone, Inc.	2,006	259,556
Brighthouse Financial, Inc. (1)	25	1,295
Capital One Financial Corp.	2,994	434,399
Charles Schwab Corp./The	6,711	564,395
Chimera Investment Corp.	13,924	209,974
CIT Group, Inc.	371	19,047
Citigroup, Inc.	6,498	392,414
Citizens Financial Group, Inc.	2,430	114,818
Civista Bancshares, Inc.	396	9,662
Comerica, Inc.	214	18,618
East West Bancorp, Inc.	1,583	124,550
Elevate Credit, Inc. (1)	1	3
Ellington Financial, Inc.	3,534	60,396
Evercore, Inc.	1,435	194,945
Fidelity National Financial, Inc.	7,115	371,261
Fifth Third Bancorp	5,948	259,035
First American Financial Corp.	5,843	457,098
Genworth Financial, Inc. (1)	2	8
Goldman Sachs Group, Inc./The	164	62,738
Granite Point Mortgage Trust, Inc.	2	23
Hancock Whitney Corp.	1,106	55,322
Hartford Financial Services Group, Inc./The	1,482	102,317
Invesco, Ltd.	3,151	72,536
Janus Henderson Group PLC	1,815	76,121
Jefferies Financial Group, Inc.	944	36,627
JPMorgan Chase & Co.	7,332	1,161,022
KKR & Co., Inc.	5,027	374,512
LendingClub Corp. (1)	429	10,373
Lincoln National Corp.	4	273
Loews Corp.	1	58
LPL Financial Holdings, Inc.	787	125,991
Maiden Holdings, Ltd. (1)	598	1,830
Marlin Business Services Corp.	1,997	46,490
MBIA, Inc. (1)	1,427	22,532
Meta Financial Group, Inc.	545	32,515
MetLife, Inc.	4,989	311,763
Moelis & Co.	1,528	95,515
Morgan Stanley	8,697	853,698

The accompanying notes are an integral part of these financial statements.

Page 88	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Mr Cooper Group, Inc. (1)	1,986	82,637
Northrim BanCorp, Inc.	898	39,027
Old Republic International Corp.	4	98
OneMain Holdings, Inc.	813	40,683
PacWest Bancorp	1,393	62,922
Pinnacle Financial Partners, Inc.	299	28,555
Piper Sandler Cos.	642	114,603
PNC Financial Services Group, Inc./The	1,218	244,233
Popular, Inc.	819	67,191
Prudential Financial, Inc.	936	101,313
Pzena Investment Management, Inc.	2,462	23,315
RBB Bancorp	711	18,628
Redwood Trust, Inc.	2,135	28,161
Regions Financial Corp.	8,919	194,434
Sandy Spring Bancorp, Inc.	723	34,762
Santander Consumer USA Holdings, Inc.	2,876	120,850
Siebert Financial Corp. (1)	170	394
Signature Bank/New York NY	322	104,157
SLM Corp.	3,532	69,474
Stewart Information Services Corp.	4,581	365,243
SVB Financial Group (1)	146	99,023
Synchrony Financial	23,726	1,100,649
Synovus Financial Corp.	622	29,775
Tiptree, Inc.	259	3,582
Truist Financial Corp.	4,785	280,162
Umpqua Holdings Corp.	5,390	103,704
Upstart Holdings, Inc. (1)	150	22,695
US Bancorp	7,040	395,437
Walker & Dunlop, Inc.	820	123,722
Wells Fargo & Co.	14,668	703,771
Western Alliance Bancorp	546	58,777
Zions Bancorp NA	2,184	137,941
		18,828,386

Healthcare — 12.5%
AbbVie, Inc.	15,844	2,145,278
Abeona Therapeutics, Inc. (1)	802	270
AcelRx Pharmaceuticals, Inc. (1)	89	50
ADMA Biologics, Inc. (1)	184	259
Affimed NV (1)	1,116	6,160
Agilent Technologies, Inc.	4,167	665,262
Agiliti, Inc. (1)	5	116
Alector, Inc. (1)	222	4,584
Alkermes PLC (1)	1,063	24,725
Allakos, Inc. (1)	256	2,506
Alnylam Pharmaceuticals, Inc. (1)	128	21,706
AmerisourceBergen Corp.	1,981	263,255

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Amgen, Inc.	7,086	1,594,137
Amicus Therapeutics, Inc. (1)	1,318	15,223
AMN Healthcare Services, Inc. (1)	237	28,992
Amneal Pharmaceuticals, Inc. (1)	1,968	9,427
Anavex Life Sciences Corp. (1)	135	2,341
ANI Pharmaceuticals, Inc. (1)	135	6,221
Anthem, Inc.	2,602	1,206,131
Apellis Pharmaceuticals, Inc. (1)	114	5,390
Apollo Medical Holdings, Inc. (1)	167	12,271
Applied Therapeutics, Inc. (1)	564	5,048
Arbutus Biopharma Corp. (1)	2,168	8,434
Arcutis Biotherapeutics, Inc. (1)	598	12,403
Arrowhead Pharmaceuticals, Inc. (1)	459	30,432
Arvinas, Inc. (1)	291	23,903
Atara Biotherapeutics, Inc. (1)	153	2,411
Avalo Therapeutics, Inc. (1)	2,320	3,944
Avid Bioservices, Inc. (1)	624	18,208
Beam Therapeutics, Inc. (1)	266	21,198
Beyondspring, Inc. (1)	327	1,481
BioCryst Pharmaceuticals, Inc. (1)	52	720
BioDelivery Sciences International, Inc. (1)	4,109	12,738
Biohaven Pharmaceutical Holding Co., Ltd. (1)	167	23,014
Bio-Rad Laboratories, Inc. (1)	48	36,267
Bio-Techne Corp.	165	85,361
Blueprint Medicines Corp. (1)	259	27,741
Bridgebio Pharma, Inc. (1)	354	5,905
Bristol-Myers Squibb Co.	15,215	948,655
Bruker Corp.	2,523	211,705
Calyxt, Inc. (1)	724	1,542
Cardinal Health, Inc.	2,557	131,660
CareDx, Inc. (1)	275	12,507
CASI Pharmaceuticals, Inc. (1)	471	377
Cassava Sciences, Inc. (1)	267	11,668
Catalent, Inc. (1)	915	117,147
Catalyst Pharmaceuticals, Inc. (1)	2,743	18,570
Centene Corp. (1)	346	28,510
Centogene NV (1)	546	2,855
Cerevel Therapeutics Holdings, Inc. (1)	155	5,025
Cerner Corp.	5,991	556,384
Codexis, Inc. (1)	1	31
Community Health Systems, Inc. (1)	1,175	15,639
Computer Programs and Systems, Inc. (1)	362	10,607
Cross Country Healthcare, Inc. (1)	27	750
CVS Health Corp.	7,225	745,331
Danaher Corp.	4,064	1,337,097
Deciphera Pharmaceuticals, Inc. (1)	148	1,446

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 89

Schedule of Investments
December 31, 2021

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Dynavax Technologies Corp. (1)	692	9,736
Editas Medicine, Inc. (1)	437	11,602
Elanco Animal Health, Inc. Contingent Value Rights (1)(5)	1,625	0
Eli Lilly & Co.	3,565	984,724
Eloxx Pharmaceuticals, Inc. (1)	2,853	2,015
Enanta Pharmaceuticals, Inc. (1)	136	10,170
Endo International PLC (1)	1,246	4,685
Evolent Health, Inc. (1)	306	8,467
Exact Sciences Corp. (1)	133	10,351
Exelixis, Inc. (1)	1,534	28,042
Fulgent Genetics, Inc. (1)	20	2,012
Galectin Therapeutics, Inc. (1)	753	1,559
Genprex, Inc. (1)	1,399	1,833
Gilead Sciences, Inc.	15,544	1,128,650
Globus Medical, Inc. (1)	1,220	88,084
HCA Healthcare, Inc.	1,435	368,680
Horizon Therapeutics Plc (1)	3,989	429,855
Humanigen, Inc. (1)	22	82
Illumina, Inc. (1)	27	10,272
Incyte Corp. (1)	5,258	385,937
Inotiv, Inc. (1)	263	11,064
Intellia Therapeutics, Inc. (1)	268	31,688
Intra-Cellular Therapies, Inc. (1)	81	4,240
iRhythm Technologies, Inc. (1)	9	1,059
Johnson & Johnson	16,072	2,749,437
Kezar Life Sciences, Inc. (1)	474	7,925
La Jolla Pharmaceutical Co. (1)	567	2,637
Lineage Cell Therapeutics, Inc. (1)	2	5
Mallinckrodt PLC (1)	92	12
MannKind Corp. (1)	2,373	10,370
Maravai LifeSciences Holdings, Inc. (1)	405	16,970
Marinus Pharmaceuticals, Inc. (1)	594	7,057
McKesson Corp.	3,114	774,047
MeiraGTx Holdings plc (1)	1	24
Merck & Co., Inc.	16,052	1,230,225
Mirati Therapeutics, Inc. (1)	233	34,179
Moderna, Inc. (1)	2,796	710,128
Myriad Genetics, Inc. (1)	3	83
Natera, Inc. (1)	476	44,454
Nektar Therapeutics (1)	182	2,459
Novavax, Inc. (1)	251	35,911
Ocugen, Inc. (1)	445	2,025
Oncocyte Corp. (1)	435	944
Oramed Pharmaceuticals, Inc. (1)	264	3,770
Organogenesis Holdings, Inc. (1)	2	18
Organon & Co.	1,436	43,726

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Palatin Technologies, Inc. (1)	4,631	2,369
PerkinElmer, Inc.	1,001	201,261
Perrigo Co. PLC	3,023	117,595
Pfizer, Inc.	25,271	1,492,253
Precigen, Inc. (1)	2,463	9,138
Prothena Corp. PLC (1)	82	4,051
Puma Biotechnology, Inc. (1)	1,487	4,520
Quest Diagnostics, Inc.	1,109	191,868
Quidel Corp. (1)	242	32,668
Radius Health, Inc. (1)	345	2,387
Regeneron Pharmaceuticals, Inc. (1)	2,133	1,347,032
REGENXBIO, Inc. (1)	85	2,780
Rocket Pharmaceuticals, Inc. (1)	138	3,013
Seres Therapeutics, Inc. (1)	2	17
Sesen Bio, Inc. (1)	1,979	1,613
Sorrento Therapeutics, Inc. (1)	1,683	7,826
SpringWorks Therapeutics, Inc. (1)	107	6,632
STAAR Surgical Co. (1)	323	29,490
Sutro Biopharma, Inc. (1)	364	5,416
Tenet Healthcare Corp. (1)	253	20,668
Thermo Fisher Scientific, Inc.	2,138	1,426,559
TransMedics Group, Inc. (1)	128	2,452
Triple-S Management Corp. (1)	9	321
Twist Bioscience Corp. (1)	214	16,561
Tyme Technologies, Inc. (1)	543	327
Ultragenyx Pharmaceutical, Inc. (1)	160	13,454
UnitedHealth Group, Inc.	5,579	2,801,439
Universal Health Services, Inc.	595	77,148
Vanda Pharmaceuticals, Inc. (1)	12	188
Veracyte, Inc. (1)	499	20,559
Viatris, Inc.	7,895	106,819
ViewRay, Inc. (1)	1,815	10,001
Voyager Therapeutics, Inc. (1)	281	762
WaVe Life Sciences, Ltd. (1)	1,006	3,159
West Pharmaceutical Services, Inc.	2,876	1,348,873
Zentalis Pharmaceuticals, Inc. (1)	349	29,337
ZIOPHARM Oncology, Inc. (1)	863	941
Zoetis, Inc.	2,993	730,382
		29,774,110

Industrials — 4.5%
Acuity Brands, Inc.	449	95,062
AGCO Corp.	706	81,910
Altra Industrial Motion Corp.	37	1,908
ArcBest Corp.	143	17,139
Atkore, Inc. (1)	332	36,915
Atlas Air Worldwide Holdings, Inc. (1)	545	51,295

The accompanying notes are an integral part of these financial statements.

Page 90	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Avis Budget Group, Inc. (1)	169	35,046
Axon Enterprise, Inc. (1)	182	28,574
AZZ, Inc.	482	26,650
Boise Cascade Co.	3,073	218,798
Builders FirstSource, Inc. (1)	962	82,453
Carrier Global Corp.	1,251	67,854
Caterpillar, Inc.	636	131,487
Clean Harbors, Inc. (1)	16	1,596
Copart, Inc. (1)	985	149,346
Core & Main, Inc. (1)	91	2,761
Covenant Logistics Group, Inc. (1)	285	7,533
CSX Corp.	6,314	237,406
Eaton Corp. PLC	1,196	206,693
EMCOR Group, Inc.	961	122,422
Emerson Electric Co.	5,339	496,367
Encore Wire Corp.	72	10,303
Fluor Corp. (1)	41	1,016
Franklin Electric Co., Inc.	584	55,223
FTC Solar, Inc. (1)	191	1,444
FuelCell Energy, Inc. (1)	902	4,690
Genco Shipping & Trading, Ltd.	1,380	22,080
Generac Holdings, Inc. (1)	709	249,511
General Dynamics Corp.	5,140	1,071,536
GrafTech International, Ltd.	1,758	20,797
Granite Construction, Inc.	250	9,675
Helios Technologies, Inc.	94	9,886
Herc Holdings, Inc.	411	64,342
Hertz Global Holdings, Inc. (1)	15	325
Hillenbrand, Inc.	512	26,619
Hub Group, Inc. (1)	256	21,565
Hubbell, Inc.	872	181,611
Huntington Ingalls Industries, Inc.	1,519	283,658
JB Hunt Transport Services, Inc.	1,083	221,365
Johnson Controls International plc	17,404	1,415,119
Karat Packaging, Inc. (1)	111	2,243
Manitowoc Co., Inc./The (1)	1,755	32,625
ManpowerGroup, Inc.	2,980	290,043
Matson, Inc.	119	10,714
Meritor, Inc. (1)	573	14,199
Mesa Air Group, Inc. (1)	1,659	9,290
Miller Industries, Inc./TN	582	19,439
Mueller Industries, Inc.	2,910	172,738
Mueller Water Products, Inc.	1	14
MYR Group, Inc. (1)	289	31,949
NL Industries, Inc.	83	614
Norfolk Southern Corp.	1	298
NOW, Inc. (1)	1	9

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
nVent Electric PLC	2,743	104,234
Old Dominion Freight Line, Inc.	730	261,617
Oshkosh Corp.	597	67,288
Owens Corning	2,816	254,848
Plug Power, Inc. (1)	1,527	43,107
Quad/Graphics, Inc. (1)	2,699	10,796
Quanta Services, Inc.	8,249	945,830
Raytheon Technologies Corp.	6,002	516,532
Regal Rexnord Corp.	1,505	256,121
Resideo Technologies, Inc. (1)	1,301	33,865
REV Group, Inc.	182	2,575
Robert Half International, Inc.	361	40,259
RR Donnelley & Sons Co. (1)	4	45
Rush Enterprises, Inc.	157	8,735
Ryder System, Inc.	2,241	184,726
Saia, Inc. (1)	195	65,721
Schneider National, Inc.	2	54
Shyft Group, Inc./The	451	22,158
SkyWest, Inc. (1)	2,018	79,307
Terex Corp.	2,236	98,272
Textainer Group Holdings, Ltd.	649	23,176
Textron, Inc.	5,414	417,961
Titan International, Inc. (1)	2,005	21,975
Triton International, Ltd.	897	54,026
Triumph Group, Inc. (1)	60	1,112
TrueBlue, Inc. (1)	632	17,487
United Parcel Service, Inc.	2,326	498,555
United Rentals, Inc. (1)	368	122,283
Valmont Industries, Inc.	317	79,409
Vectrus, Inc. (1)	211	9,657
Veritiv Corp. (1)	4	490
Vicor Corp. (1)	131	16,634
WESCO International, Inc. (1)	642	84,481
Yellow Corp. (1)	334	4,205
		10,701,696

Information Technology — 19.2%
3D Systems Corp. (1)	196	4,222
A10 Networks, Inc.	4	66
Accenture PLC	889	368,535
ACI Worldwide, Inc. (1)	1,646	57,116
Adobe, Inc. (1)	2,373	1,345,633
Advanced Micro Devices, Inc. (1)	5,139	739,502
Alliance Data Systems Corp.	1,512	100,654
Ambarella, Inc. (1)	184	37,332
American Software, Inc./GA	810	21,198
Amkor Technology, Inc.	2,060	51,067

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 91

Schedule of Investments
December 31, 2021

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Analog Devices, Inc.	1,013	178,055
Apple, Inc.	40,765	7,238,641
Applied Materials, Inc.	10,529	1,656,843
Arrow Electronics, Inc. (1)	2,768	371,659
Asana, Inc. (1)	792	59,044
Atlassian Corp. PLC (1)	376	143,365
Autodesk, Inc. (1)	456	128,223
Aviat Networks, Inc. (1)	593	19,023
Avnet, Inc.	4,923	202,975
Belden, Inc.	259	17,024
Bill.com Holdings, Inc. (1)	276	68,765
Box, Inc. (1)	1,095	28,678
Broadcom, Inc.	1,214	807,808
Calix, Inc. (1)	520	41,584
CDK Global, Inc.	3,575	149,221
CDW Corp./DE	1,944	398,092
ChannelAdvisor Corp. (1)	1,240	30,603
Cisco Systems, Inc./Delaware	20,974	1,329,122
Cloudflare, Inc. (1)	1,156	152,014
Cognex Corp.	295	22,939
Concentrix Corp.	298	53,229
Conduent, Inc. (1)	4,329	23,117
Consensus Cloud Solutions, Inc. (1)	1	58
Crowdstrike Holdings, Inc. (1)	712	145,782
Datadog, Inc. (1)	373	66,435
Diebold Nixdorf, Inc. (1)	504	4,561
Diodes, Inc. (1)	921	101,135
Dolby Laboratories, Inc.	2,480	236,146
Dropbox, Inc. (1)	11,152	273,670
DXC Technology Co. (1)	1,870	60,195
Dynatrace, Inc. (1)	808	48,763
Ebix, Inc.	432	13,133
EPAM Systems, Inc. (1)	702	469,252
Extreme Networks, Inc. (1)	1	16
Fortinet, Inc. (1)	1,260	452,844
Gartner, Inc. (1)	3,595	1,201,880
Hewlett Packard Enterprise Co.	4,941	77,920
HP, Inc.	16,615	625,887
HubSpot, Inc. (1)	218	143,695
Intel Corp.	24,448	1,259,072
Intuit, Inc.	2,545	1,636,995
Jabil, Inc.	7,015	493,505
Kimball Electronics, Inc. (1)	294	6,397
KLA Corp.	3,355	1,443,019
Kulicke & Soffa Industries, Inc.	514	31,118
Kyndryl Holdings, Inc. (1)	727	13,159
Lam Research Corp.	374	268,962

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Lattice Semiconductor Corp. (1)	2,650	204,209
Manhattan Associates, Inc. (1)	1,385	215,354
Marathon Digital Holdings, Inc. (1)	424	13,933
MaxLinear, Inc. (1)	2	151
McAfee Corp.	3,900	100,581
Micron Technology, Inc.	3,650	339,998
Microsoft Corp.	28,617	9,624,460
Mimecast, Ltd. (1)	632	50,288
MoneyGram International, Inc. (1)	2,056	16,222
MongoDB, Inc. (1)	100	52,935
Monolithic Power Systems, Inc.	2	987
NCR Corp. (1)	2,363	94,993
NortonLifeLock, Inc.	6,065	157,569
NVIDIA Corp.	8,631	2,538,463
NXP Semiconductors NV	482	109,790
ON Semiconductor Corp. (1)	1,123	76,274
Oracle Corp.	10,732	935,938
Palantir Technologies, Inc. (1)	729	13,275
Palo Alto Networks, Inc. (1)	1,741	969,319
Paycom Software, Inc. (1)	472	195,970
Perficient, Inc. (1)	248	32,064
Plantronics, Inc. (1)	235	6,895
Power Integrations, Inc.	275	25,545
Priority Technology Holdings, Inc. (1)	316	2,237
Progress Software Corp.	3,039	146,693
Qorvo, Inc. (1)	238	37,221
Rimini Street, Inc. (1)	734	4,382
Riot Blockchain, Inc. (1)	484	10,808
salesforce.com, Inc. (1)	2,918	741,551
Sanmina Corp. (1)	1	41
SecureWorks Corp. (1)	338	5,398
SiTime Corp. (1)	41	11,994
SMART Global Holdings, Inc. (1)	70	4,969
Smartsheet, Inc. (1)	451	34,930
Sprout Social, Inc. (1)	757	68,652
SPS Commerce, Inc. (1)	862	122,706
SS&C Technologies Holdings, Inc.	15,506	1,271,182
StarTek, Inc. (1)	1,628	8,498
Stratasys, Ltd. (1)	335	8,204
Synopsys, Inc. (1)	201	74,069
Teradata Corp. (1)	1,017	43,192
Teradyne, Inc.	419	68,519
TESSCO Technologies, Inc. (1)	72	454
Texas Instruments, Inc.	4,999	942,162
Trade Desk, Inc./The (1)	1,370	125,547
Trimble, Inc. (1)	1,876	163,568
TTEC Holdings, Inc.	184	16,661

The accompanying notes are an integral part of these financial statements.

Page 92	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Ultra Clean Holdings, Inc. (1)	89	5,105
Veritone, Inc. (1)	233	5,238
Viant Technology, Inc. (1)	1,450	14,072
Visa, Inc.	1,407	304,911
VMware, Inc.	1,916	222,026
Workday, Inc. (1)	566	154,620
Workiva, Inc. (1)	496	64,723
Xilinx, Inc.	184	39,014
Xperi Holding Corp.	3,051	57,694
Zebra Technologies Corp. (1)	504	299,981
Zscaler, Inc. (1)	232	74,549
		45,849,732

Materials — 0.8%
Albemarle Corp.	558	130,444
Alcoa Corp.	1,174	69,947
Amyris, Inc. (1)	614	3,322
Avient Corp.	357	19,974
Berry Global Group, Inc. (1)	1,499	110,596
Celanese Corp.	732	123,020
Century Aluminum Co. (1)	385	6,376
CF Industries Holdings, Inc.	2	142
Chemours Co./The	533	17,887
Clearwater Paper Corp. (1)	8	293
Cleveland-Cliffs, Inc. (1)	1,686	36,704
Dow, Inc.	2,953	167,494
Element Solutions, Inc.	388	9,421
Freeport-McMoRan, Inc.	5,726	238,946
Hawkins, Inc.	329	12,979
Huntsman Corp.	1,804	62,924
Intrepid Potash, Inc. (1)	7	299
Koppers Holdings, Inc. (1)	803	25,134
Louisiana-Pacific Corp.	1,720	134,762
LyondellBasell Industries NV	1,988	183,353
Mosaic Co./The	2,374	93,274
Nucor Corp.	1,364	155,701
O-I Glass, Inc. (1)	556	6,689
Olin Corp.	772	44,405
Rayonier Advanced Materials, Inc. (1)	561	3,203
Ryerson Holding Corp.	140	3,647
Steel Dynamics, Inc.	901	55,925
SunCoke Energy, Inc.	733	4,830
Trinseo PLC	562	29,483
Tronox Holdings PLC	766	18,407
United States Steel Corp.	942	22,429
Westlake Chemical Corp.	668	64,883
		1,856,893

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Real Estate Investment Trust — 2.4%
Altisource Portfolio Solutions SA (1)	1,046	11,736
American Homes 4 Rent	2,988	130,307
Ashford Hospitality Trust, Inc. (1)	1,116	10,714
Camden Property Trust	2,599	464,389
CareTrust REIT, Inc.	3,961	90,430
CatchMark Timber Trust, Inc.	1,826	15,904
CBL & Associates Properties, Inc. (1)	28	874
Clipper Realty, Inc.	438	4,354
CorEnergy Infrastructure Trust, Inc.	5,683	17,788
Corporate Office Properties Trust	3,457	96,692
CubeSmart	6,316	359,444
Cushman & Wakefield PLC (1)	288	6,405
CyrusOne, Inc.	1	90
DiamondRock Hospitality Co. (1)	274	2,633
Easterly Government Properties, Inc.	2	46
EastGroup Properties, Inc.	3,100	706,335
Essex Property Trust, Inc.	660	232,472
eXp World Holdings, Inc.	141	4,750
Extra Space Storage, Inc.	109	24,714
First Industrial Realty Trust, Inc.	2,645	175,099
Forestar Group, Inc. (1)	1	22
Getty Realty Corp.	501	16,077
Gladstone Commercial Corp.	1,527	39,351
Healthcare Trust of America, Inc.	128	4,274
Host Hotels & Resorts, Inc. (1)	453	7,878
Invitation Homes, Inc.	2,241	101,607
Lamar Advertising Co.	7,323	888,280
Life Storage, Inc.	415	63,570
LXP Industrial Trust	2	31
Mid-America Apartment Communities, Inc.	1,495	343,013
National Health Investors, Inc.	329	18,908
Omega Healthcare Investors, Inc.	6,887	203,786
PotlatchDeltic Corp.	1,310	78,888
PS Business Parks, Inc.	169	31,125
Public Storage	1,716	642,745
Rafael Holdings, Inc. (1)	1	5
Regency Centers Corp.	4,732	356,556
Sabra Health Care REIT, Inc.	2	27
SBA Communications Corp.	127	49,406
SITE Centers Corp.	7	111
SL Green Realty Corp.	1,907	136,732
Spirit MTA REIT Liquidating Trust (1)(5)	3,134	0
Stratus Properties, Inc. (1)	211	7,716
Tanger Factory Outlet Centers, Inc.	540	10,411
Trinity Place Holdings, Inc. (1)	97	178
UDR, Inc.	2,036	122,140

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 93

Schedule of Investments
December 31, 2021

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Universal Health Realty Income Trust	687	40,856
Weyerhaeuser Co.	3,497	144,006
Zillow Group, Inc. - Class A (1)	5	311
Zillow Group, Inc. - Class C (1)	732	46,738
		5,709,924

Utilities — 1.2%
Duke Energy Corp.	173	18,148
Evergy, Inc.	5,040	345,794
Exelon Corp.	24,979	1,442,826
MDU Resources Group, Inc.	9,195	283,574
National Fuel Gas Co.	1	64
NRG Energy, Inc.	8,499	366,137
Portland General Electric Co.	5,465	289,208
UGI Corp.	4,257	195,439
		2,941,190

Total Common Stocks (United States) (Cost $111,981,757)		159,275,129

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	610	18,697
Total Preferred Stock (United States) (Cost $15,247)		18,697

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	2	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	15	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	8	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (1)	92	1,467
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	27	101
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	45	624
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	22	260
Total Warrants (United States) (Cost $2,721)		2,452

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 5.0%
U.S. Fixed Income — 2.2%
iShares Core U.S. Aggregate Bond ETF (7)	46,615	5,317,839
		5,317,839

International Fixed Income — 2.3%
iShares JP Morgan USD Emerging Markets Bond ETF (7)	48,816	5,323,873
		5,323,873

International Equity — 0.5%
iShares Core MSCI EAFE ETF (7)	15,725	1,173,714
		1,173,714
Total Registered Investment Companies (Cost $11,553,451)		11,815,426

Money Market Registered Investment Companies — 24.5%
Meeder Institutional Prime Money Market Fund, 0.05% (2)	58,143,867	58,149,681
Total Money Market Registered Investment Companies (Cost $58,149,328)		58,149,681

Bank Obligations — 0.3%
First Merchants Bank Deposit Account, 0.20%, 1/3/2022 (3)	249,093	249,093
Metro City Bank Deposit Account, 0.05%, 1/3/2022 (3)	248,445	248,445
Pacific Mercantile Bank Deposit Account, 0.10%, 1/3/2022 (3)	247,072	247,072
Total Bank Obligations (Cost $744,610)		744,610
Total Investments — 96.7% (Cost $182,447,114)		230,005,995
Other Assets less Liabilities — 3.3%		7,725,420
Total Net Assets — 100.0%		237,731,415

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	3,917	52,566
Meeder Dynamic Allocation Fund - Retail Class	10,794	150,360
Meeder Muirfield Fund - Retail Class	4,893	46,630
Meeder Conservative Allocation Fund - Retail Class	1,131	26,737
Total Trustee Deferred Compensation (Cost $218,928)		276,293

The accompanying notes are an integral part of these financial statements.

Page 94	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(18)	3/18/2022	(5,107,860)	293
Mini MSCI EAFE Index Futures	299	3/18/2022	34,710,910	1,000,762
Mini MSCI Emerging Markets Index Futures	116	3/18/2022	7,112,540	64,615
Russell 2000 Mini Index Futures	48	3/18/2022	5,382,720	158,382
Standard & Poors 500 Mini Futures	3	3/18/2022	713,775	(4,934)
Total Futures Contracts	448		42,812,085	1,219,118

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 95

Schedule of Investments
December 31, 2021

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 64.0%
Communication Services — 2.7%
Interpublic Group of Cos., Inc./The	7,487	280,388
Lumen Technologies, Inc.	23,039	289,139
News Corp. - Class B	12,267	276,008
News Corp. - Class A	12,125	270,509
		1,116,044

Consumer Discretionary — 12.2%
Advance Auto Parts, Inc.	1,297	311,124
Bath & Body Works, Inc.	4,126	287,954
BorgWarner, Inc.	6,356	286,465
Gap, Inc./The	9,857	173,976
Hanesbrands, Inc.	14,530	242,942
Hasbro, Inc.	2,852	290,277
Leggett & Platt, Inc.	5,764	237,246
LKQ Corp.	5,317	319,180
Mohawk Industries, Inc. (1)	1,373	250,133
Newell Brands, Inc.	11,219	245,023
Norwegian Cruise Line Holdings, Ltd. (1)	11,720	243,073
Penn National Gaming, Inc. (1)	4,361	226,118
PulteGroup, Inc.	5,224	298,604
PVH Corp.	2,565	273,557
Ralph Lauren Corp.	2,353	279,678
Tapestry, Inc.	6,728	273,157
Under Armour, Inc. - Class C (1)	14,187	255,933
Under Armour, Inc. - Class A (1)	11,953	253,284
Victoria’s Secret & Co. (1)	1,440	79,978
Whirlpool Corp.	1,233	289,336
Wynn Resorts, Ltd. (1)	137	11,650
		5,128,688

Consumer Staples — 1.1%
Campbell Soup Co.	4,951	215,170
Lamb Weston Holdings, Inc.	18	1,141
Molson Coors Beverage Co.	5,625	260,719
		477,030

Energy — 5.0%
APA Corp.	11,354	305,309
ConocoPhillips	4,210	303,878
Coterra Energy, Inc.	16,368	310,992
Devon Energy Corp.	7,986	351,783
Diamondback Energy, Inc.	3,180	342,963
HollyFrontier Corp.	4,535	148,657
Marathon Oil Corp.	20,926	343,605
		2,107,187

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Financials — 9.7%
Assurant, Inc.	1,653	257,637
Cboe Global Markets, Inc.	2,118	276,187
Comerica, Inc.	3,812	331,644
Everest Re Group, Ltd.	996	272,824
Federal Realty Investment Trust (1)	2,345	319,670
Franklin Resources, Inc.	8,818	295,315
Globe Life, Inc.	2,849	267,008
Huntington Bancshares, Inc./OH	18,486	285,054
Invesco, Ltd.	11,540	265,651
Lincoln National Corp.	4,133	282,119
Loews Corp.	4,946	285,681
People’s United Financial, Inc.	17,247	307,342
W R Berkley Corp.	3,577	294,709
Wells Fargo & Co. (1)(5)	1	0
Zions Bancorp NA	5,083	321,042
		4,061,883

Healthcare — 2.8%
DaVita, Inc. (1)	1,887	214,665
DENTSPLY SIRONA, Inc.	4,514	251,836
Henry Schein, Inc. (1)	3,568	276,627
Organon & Co.	7,177	218,540
Universal Health Services, Inc.	1,792	232,351
		1,194,019

Industrials — 10.5%
A O Smith Corp.	3,843	329,922
Alaska Air Group, Inc. (1)	5,007	260,865
Allegion plc	1,928	255,344
American Airlines Group, Inc. (1)	14,430	259,163
CH Robinson Worldwide, Inc.	3,080	331,500
Fortune Brands Home & Security, Inc.	2,775	296,648
Howmet Aerospace, Inc.	8,512	270,937
Huntington Ingalls Industries, Inc.	1,351	252,286
Leidos Holdings, Inc.	2,421	215,227
Nielsen Holdings PLC	12,012	246,366
Pentair PLC	3,452	252,100
Quanta Services, Inc.	2,819	323,227
Robert Half International, Inc.	2,660	296,643
Snap-on, Inc.	1,249	269,010
Textron, Inc.	3,870	298,764
United Airlines Holdings, Inc. (1)	6,152	269,335
		4,427,337

The accompanying notes are an integral part of these financial statements.

Page 96	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Information Technology — 5.7%
Citrix Systems, Inc.	2,207	208,760
DXC Technology Co. (1)	7,654	246,382
F5, Inc. (1)	1,366	334,274
IPG Photonics Corp. (1)	1,608	276,801
Jack Henry & Associates, Inc.	1,534	256,163
Juniper Networks, Inc.	9,313	332,564
NortonLifeLock, Inc.	10,463	271,829
Teledyne Technologies, Inc. (1)	606	264,755
Xerox Holdings Corp.	6,402	144,941
		2,336,469

Materials — 4.8%
Avery Dennison Corp.	1,255	271,795
CF Industries Holdings, Inc.	5,115	362,040
International Flavors & Fragrances, Inc.	1,809	272,526
Mosaic Co./The	8,014	314,870
Packaging Corp. of America	1,863	253,647
Sealed Air Corp.	4,574	308,608
Westrock Co.	5,540	245,754
		2,029,240

Real Estate Investment Trust — 5.0%
Host Hotels & Resorts, Inc. (1)	18,187	316,272
Iron Mountain, Inc.	5,903	308,904
Kimco Realty Corp.	12,827	316,186
Regency Centers Corp.	4,197	316,244
SL Green Realty Corp.	3,833	274,826
UDR, Inc.	5,100	305,949
Vornado Realty Trust	6,613	276,820
		2,115,201

Utilities — 4.5%
Alliant Energy Corp.	4,396	270,222
Atmos Energy Corp.	2,740	287,070
CenterPoint Energy, Inc.	10,427	291,018
Evergy, Inc.	3,940	270,323
NiSource, Inc.	10,599	292,641
NRG Energy, Inc.	6,334	272,869
Pinnacle West Capital Corp.	3,063	216,217
		1,900,360

Total Common Stocks (United States) (Cost $19,573,252)		26,893,458

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 32.6%
Meeder Institutional Prime Money Market Fund, 0.05% (2)	13,686,540	13,687,909
Total Money Market Registered Investment Companies (Cost $13,689,208)		13,687,909

Bank Obligations — 0.0%
First Merchants Bank Deposit Account, 0.20%, 1/3/2022 (3)	8,180	8,180
Metro City Bank Deposit Account, 0.05%, 1/3/2022 (3)	19	19
Pacific Mercantile Bank Deposit Account, 0.10%, 1/3/2022 (3)	20	20
Total Bank Obligations (Cost $8,219)		8,219
Total Investments — 96.6% (Cost $33,270,679)		40,589,586
Other Assets less Liabilities — 3.4%		1,437,306
Total Net Assets — 100.0%		42,026,892

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	1,150	15,433
Meeder Dynamic Allocation Fund - Retail Class	3,109	43,308
Meeder Muirfield Fund - Retail Class	1,521	14,495
Meeder Conservative Allocation Fund - Retail Class	331	7,825
Total Trustee Deferred Compensation (Cost $66,097)		81,061

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 97

Schedule of Investments
December 31, 2021

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Standard & Poors 500 Mini Futures	43	3/18/2022	10,230,775	232,815
Total Futures Contracts	43		10,230,775	232,815

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

The accompanying notes are an integral part of these financial statements.

Page 98	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Tactical Income Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies (U.S. Fixed Income) — 80.3%
Baird Core Plus Bond Fund - Class I	142,754	1,665,940
Dodge & Cox Income Fund	147,068	2,067,779
DoubleLine Total Return Bond Fund - Class I	232,157	2,414,435
Frost Total Return Bond Fund - Class I	263,695	2,718,699
Guggenheim Total Return Bond Fund - Class I	35,676	1,018,893
iShares 0-5 Year High Yield Corporate Bond ETF (3)	45,686	2,069,576
iShares 3-7 Year Treasury Bond ETF (3)(4)	147,667	19,000,314
iShares JP Morgan USD Emerging Markets Bond ETF (3)	63,594	6,935,562
Lord Abbett High Yield Fund	363,953	2,740,563
PGIM Short-Term Corporate Bond Fund - Class Q	88,832	992,259
Pioneer Bond Fund - Class K	214,698	2,084,719
Segall Bryant & Hamill Plus Bond Fund - Class I	227,570	2,444,097
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (3)	88,423	2,400,684
Vanguard Short-Term Bond ETF (3)	87,956	7,109,483
Total Registered Investment Companies (U.S. Fixed Income) (Cost $55,334,096)		55,663,003

Money Market Registered Investment Companies — 19.6%
Meeder Institutional Prime Money Market Fund, 0.05% (1)	13,583,305	13,584,663
Total Money Market Registered Investment Companies (Cost $13,584,148)		13,584,663

U.S. Government Obligations — 0.1%
Government National Mortgage Association, 6.50%, due 7/20/2038	58,158	62,256
Total U.S. Government Obligations (Cost $62,256)		62,256
Total Investments — 100.0% (Cost $68,980,500)		69,309,922
Other Assets less Liabilities — 0.0%		31,194
Total Net Assets — 100.0%		69,341,116

Tactical Income Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (2)
Meeder Balanced Fund - Retail Class	1,308	17,553
Meeder Dynamic Allocation Fund - Retail Class	3,448	48,031
Meeder Muirfield Fund - Retail Class	1,798	17,135
Meeder Conservative Allocation Fund - Retail Class	383	9,054
Total Trustee Deferred Compensation (Cost $76,835)		91,773

(1)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(2)	Assets of affiliates to the Tactical Income Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(3)	Exchange-traded fund.
(4)	Additional information, including current Prospectus and Annual Reports, is available at https://www.ishares.com/prospectus.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 99

Schedule of Investments
December 31, 2021

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — 0.2%
Bank Midwest Deposit Account	0.55	%(1)	01/03/22	247,531	247,531
CIBC Bank Deposit Account	0.20	%(1)	01/03/22	245,830	245,830
First Merchants Bank Deposit Account	0.20	%(1)	01/03/22	249,093	249,093
Metro City Bank Deposit Account	0.05	%(1)	01/03/22	246,457	246,457
State Bank of India Deposit Account	0.10	%(1)	01/03/22	246,626	246,626
TIAA Bank Deposit Account	0.15	%(1)	01/03/22	245,825	245,825
Total Bank Obligations (Cost $1,481,362)					1,481,362

Certificates of Deposit — 14.0%
Banco Santander Yankee CD	0.22%		02/07/22	10,000,000	10,001,040
Bank of Montreal Chicago Yankee CD	0.24%		04/06/22	3,725,000	3,725,056
Bank of Montreal Chicago Yankee CD	0.20%		08/19/22	1,500,000	1,498,230
Bank of Montreal Chicago Yankee CD	0.29%		12/01/22	5,000,000	4,998,465
Bank of Nova Scotia Yankee CD	0.20%		01/07/22	6,000,000	6,000,138
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.30%)	0.35	%(2)	01/06/22	5,000,000	4,999,742
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.21%)	0.26	%(2)	01/03/22	5,000,000	4,996,610
Loyds Bank Corp. Mkts/NY Yankee CD	0.24%		02/22/22	1,349,000	1,349,236
Mizuho Bank LTD/NY Yankee CD	0.25%		05/18/22	2,000,000	1,999,692
Mizuho Bank LTD/NY Yankee CD	0.33%		07/15/22	5,000,000	4,999,535
MUFG Bank LTD/New York, NY Yankee CD	0.23%		07/15/22	2,000,000	1,998,822
Natixis SA/New York, NY Yankee CD	0.23%		02/09/22	500,000	500,072
Nordea Bank ABP NY Yankee CD	0.16%		04/26/22	5,000,000	5,000,805
Nordea Bank ABP NY Yankee CD	0.21%		05/11/22	1,000,000	1,000,323

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — continued
Nordea Bank ABP NY Yankee CD	0.19%		06/24/22	2,220,000	2,220,269
Royal Bank of Canada (Secured Overnight Financing Rate + 0.15%)	0.20	%(2)	02/09/22	5,000,000	4,997,730
Standard Chartered Bank NY Yankee CD	0.24%		03/04/22	2,100,000	2,099,889
Sumitomo Mitsui Trust Bank LTD/New York, NY Yankee CD	0.18%		02/09/22	10,000,000	10,000,670
Sumitomo Mitsui Trust Bank LTD/New York, NY Yankee CD	0.25%		05/12/22	2,000,000	1,999,794
Svenska Handelsbanken Yankee CD	0.13%		01/06/22	875,000	875,007
Toronto Dominion Bank/New York, NY Yankee CD	0.23%		03/17/22	1,500,000	1,500,183
Toronto Dominion Bank/New York, NY Yankee CD	0.27%		10/20/22	1,000,000	998,790
Toronto Dominion Bank/New York, NY (Secured Overnight Financing Rate + 0.12%)	0.17	%(2)	01/22/22	5,000,000	5,000,000
Toronto Dominion Bank/New York, NY (Secured Overnight Financing Rate + 0.14%)	0.19	%(2)	02/05/22	5,000,000	5,000,000
Total Certificates of Deposit (Cost $87,768,989)					87,760,098

Commercial Paper — 54.4%
Anglesea Funding	0.15%		01/05/22	5,000,000	4,999,945
Anglesea Funding	0.14%		01/11/22	5,000,000	4,999,875
Anglesea Funding	0.09%		02/01/22	5,000,000	4,999,405
Anglesea Funding	0.16%		02/04/22	10,000,000	9,998,640
ANZ New Zealand Int’l, LTD	0.10%		04/04/22	2,000,000	1,999,248
Aust & NZ Banking	0.06%		03/29/22	3,000,000	2,998,989
Bank of Nova Scotia	0.09%		03/03/22	2,000,000	1,999,470
Bank of Nova Scotia	0.03%		05/03/22	1,550,000	1,548,724
Bank of Nova Scotia	0.11%		06/23/22	2,000,000	1,997,120
Bank of Nova Scotia	0.04%		07/27/22	2,000,000	1,996,094
Bank of Nova Scotia	0.04%		07/29/22	2,000,000	1,996,034
Bank of Nova Scotia	0.11%		10/03/22	1,450,000	1,445,476
Banque et Caisse d’Epargne de l’Etat	0.03%		02/15/22	2,000,000	1,999,714

The accompanying notes are an integral part of these financial statements.

Page 100	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Barclays Capital, Inc.	0.03%		01/18/22	250,000	249,989
Barclays Capital, Inc.	0.06%		08/08/22	3,750,000	3,740,651
Bedford Row Funding	0.29%		08/18/22	3,000,000	2,992,332
Canadian Imperial Holdings, Inc.	0.02%		03/04/22	3,000,000	2,999,445
Canadian Imperial Holdings, Inc.	0.02%		03/07/22	4,500,000	4,499,078
Cedar Springs Capital	0.25%		03/21/22	15,231,000	15,223,110
Chesham Finance, LLC	0.15%		01/06/22	5,000,000	4,999,935
Chesham Finance, LLC	0.16%		01/21/22	5,000,000	4,999,740
Chesham Finance, LLC	0.38%		06/29/22	10,000,000	9,981,000
Collateralized Commercial Paper V Co.	0.03%		02/09/22	3,000,000	2,999,499
Collateralized Commercial Paper V Co.	0.20%		03/28/22	4,500,000	4,497,336
CommonWealth Bank	0.10%		01/04/22	5,000,000	4,999,965
CommonWealth Bank	0.04%		03/24/22	5,000,000	4,998,030
CommonWealth Bank	0.18%		07/15/22	2,000,000	1,996,668
Crown Point Capital	0.09%		02/03/22	10,000,000	9,998,620
Crown Point Capital	0.05%		02/25/22	10,000,000	9,996,360
DZ Bank AG	0.08%		01/21/22	5,000,000	4,999,765
Ebury Finance, LLC	0.07%		01/03/22	30,000,000	29,999,790
Glencove Funding, LLC	0.25%		03/09/22	7,000,000	6,997,186
Great Bear Funding	0.16%		01/12/22	10,000,000	9,999,720
Halkin Finance, LLC	0.18%		02/03/22	5,000,000	4,999,350
ING US Funding, LLC	0.04%		03/21/22	5,000,000	4,997,890
JP Morgan Securities, LLC	0.17%		05/19/22	5,000,000	4,994,150
JP Morgan Securities, LLC (Secured Overnight Financing Rate + 0.19%)	0.19	%(2)	01/25/22	4,750,000	4,750,219
Longship Funding, LLC	0.14%		01/10/22	6,500,000	6,499,779
Loyds Bank Corp. Mkts/NY	0.05%		02/07/22	1,030,000	1,029,885
Macquarie Bank, LTD/Australia	0.04%		01/10/22	4,000,000	3,999,912
Macquarie Bank, LTD/Australia	0.03%		02/02/22	4,250,000	4,249,524
Macquarie Bank, LTD/Australia	0.07%		03/01/22	2,000,000	1,999,334
Macquarie Bank, LTD/Australia	0.20%		03/02/22	9,000,000	8,996,922
Macquarie Bank, LTD/Australia	0.21%		03/18/22	1,150,000	1,149,425
Macquarie Bank, LTD/Australia	0.07%		04/06/22	2,000,000	1,998,582

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Macquarie Bank, LTD/Australia	0.11%		04/18/22	5,500,000	5,495,413
Macquarie Bank, LTD/Australia	0.13%		05/04/22	1,500,000	1,498,487
Metlife Short Term	0.08%		01/04/22	4,750,000	4,749,972
Mizuho Bank, LTD/NY	0.06%		02/01/22	1,400,000	1,399,906
Mizuho Bank, LTD/NY	0.05%		02/18/22	1,000,000	999,835
MUFG Bank, LTD/New York, NY	0.09%		01/03/22	10,000,000	9,999,960
Natixis SA/New York, NY	0.03%		02/03/22	3,000,000	2,999,763
Ridgefield Funding Co.	0.21%		02/03/22	1,900,000	1,899,753
Ridgefield Funding Co.	0.21%		02/08/22	3,350,000	3,349,464
Ridgefield Funding Co.	0.25%		03/01/22	1,000,000	999,667
Royal Bank of Canada	0.05%		03/18/22	4,000,000	3,998,416
Royal Bank of Canada	0.05%		03/23/22	3,000,000	2,998,641
Royal Bank of Canada	0.07%		05/06/22	1,025,000	1,024,096
Royal Bank of Canada	0.04%		07/06/22	2,000,000	1,996,624
Royal Bank of Canada	0.18%		10/04/22	2,650,000	2,641,478
Royal Bank of Canada	0.10%		10/12/22	2,000,000	1,993,224
Royal Bank of Canada	0.28%		11/14/22	1,000,000	995,778
Santander UK PLC	0.03%		02/01/22	2,000,000	1,999,850
Skandinav Enskilda Bank	0.18%		03/15/22	2,000,000	1,999,330
Skandinav Enskilda Bank	0.09%		04/21/22	7,000,000	6,995,233
Standard Chartered Bank NY	0.07%		04/06/22	2,000,000	1,998,592
Standard Chartered Bank NY	0.04%		07/27/22	2,700,000	2,694,743
Standard Chartered Bank NY	0.32%		10/14/22	900,000	896,828
Sumitomo Mitsui Trust Bank, LTD/New York, NY	0.05%		01/26/22	5,000,000	4,999,655
Sumitomo Mitsui Trust Bank, LTD/New York, NY	0.26%		04/18/22	10,000,000	9,992,800
Svenska Handelsbanken	0.16%		05/27/22	4,500,000	4,496,364
Svenska Handelsbanken	0.22%		06/03/22	5,000,000	4,995,465
Toronto Dominion Bank/New York, NY	0.08%		04/19/22	4,500,000	4,497,152
Toronto Dominion Bank/New York, NY	0.25%		05/03/22	5,000,000	4,996,190
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.01%)	0.14	%(2)	01/14/22	4,750,000	4,750,033

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 101

Schedule of Investments
December 31, 2021

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Westpac Securities	0.24%		08/18/22	2,500,000	2,494,730
Total Commercial Paper (Cost $340,681,727)					340,659,367

Corporate Obligations — 2.1%
ANZ New Zealand Int’l, LTD	2.87%		01/25/22	3,600,000	3,604,874
Mizuho Financial Group, Inc.	0.17%		04/06/22	4,500,000	4,499,015
Westpac Banking Corp. (Secured Overnight Financing Rate + 0.13%)	0.18	%(2)	01/10/22	5,000,000	4,999,963
Total Corporate Obligations (Cost $13,106,195)					13,103,852

Repurchase Agreements — 20.7%
StoneX (Collateralized by $118,667,200 various Corporate Bonds, FMACs, GNMAs, FNMAs, and U.S. Treasury Notes, 0.14% - 8.50%, due 2/1/22 - 1/24/77, fair value $46,079,385)(proceeds $45,000,713) purchase date 12/31/21	0.19%		01/03/22	45,000,000	45,000,000
South Street (Collateralized by $62,680,190 various FMACs, FNMAs, and U.S Treasury Notes, 0.13% - 6.00%, due 8/1/22 - 4/1/51, fair value $66,321,182)(proceeds $65,000,217), purchase date 12/31/21	0.04%		01/03/22	65,000,000	65,000,000

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Repurchase Agreements — continued
South Street (Collateralized by $18,786,424 various FMACs, FNMAs, SBAs, and U.S Treasury Notes, 0.38% - 6.00%, due 12/31/23 - 10/1/50, fair value $20,398,508)(proceeds $20,000,150), purchase date 12/31/21	0.09%		01/03/22	20,000,000	20,000,000
Total Repurchase Agreements (Cost $130,000,000)					130,000,000

U.S. Government and Agency Obligations — 0.7%
Federal Agricultural Mortgage Corp. (Federal Reserve Bank Prime Loan Rate - 0.310%)	0.15	%(2)	01/07/22	4,500,000	4,500,050
Total U.S. Government and Agency Obligations (Cost $4,500,000)					4,500,050

Variable Rate Demand Notes — 5.2%
Caterpillar Financial Power Investment Floating Rate Demand Note	0.20	%(1)	01/03/22	17,060,192	17,060,192
Metro Transport Authority NY Revenue	0.14	%(1)	01/06/22	3,000,000	3,000,000
Michigan State Finance Authority Revenue	0.09	%(1)	01/06/22	4,500,000	4,500,000
Ohio State Special Obligation	0.12	%(1)	01/05/22	2,000,000	2,000,000
Pittsburgh & Allegheny County PA Sports & Exhibition Authority	0.15	%(1)	01/06/22	1,715,000	1,715,000
Triborough NY Bridge & Tunnel Authority Revenues	0.12	%(1)	01/05/22	1,400,000	1,400,000
Triborough NY Bridge & Tunnel Authority Revenues	0.14	%(1)	01/06/22	3,000,000	3,000,000
Total Variable Rate Demand Notes (Cost $32,675,192)					32,675,192

The accompanying notes are an integral part of these financial statements.

Page 102	2021 Annual Report | December 31, 2021

Schedule of Investments
December 31, 2021

Institutional Prime Money Market Fund
Security Description	Principal Amount ($) or Shares	Fair Value ($)
Money Market Registered Investment Companies — 2.0%
Federated Hermes Government Obligations Fund, 0.03% (3)	12,268,566	12,268,566
Total Money Market Registered Investment Companies (Cost $12,268,566)		12,268,566
Total Investments — 99.3% (Cost $622,482,031)		622,448,487
Other Assets less Liabilities — 0.7%		4,544,924
Total Net Assets — 100.0%		626,993,411

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	80	1,074
Meeder Dynamic Allocation Fund - Retail Class	200	2,786
Meeder Muirfield Fund - Retail Class	252	2,402
Meeder Conservative Allocation Fund - Retail Class	25	591
Total Trustee Deferred Compensation (Cost $6,033)		6,853

(1)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(2)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at December 31, 2021. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(3)

7-day yield as of December 31, 2021. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(4)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 103

Statements of Assets and Liabilities December 31, 2021

	Muirfield Fund	Spectrum Fund
Assets
Investments, at fair value (1)(2)	$482,176,857	$153,298,636
Repurchase agreements, at fair value (1)	—	—
Investments in affiliates, at fair value (1)	227,883,637	54,068,333
Trustee deferred compensation investments, at fair value	368,769	58,954
Cash	—	—
Deposits at broker for futures contracts (3)	8,499,843	3,167,580
Cash held at broker for collateral on securities sold short	—	995
Receivable for securities sold	—	—
Receivable for capital stock issued	2,289,124	724,534
Receivable from investment adviser	—	—
Interest and dividend receivable	373,872	107,865
Prepaid expenses/other assets	105,354	42,221
Total Assets	721,697,456	211,469,118

Liabilities
Payable for securities purchased	51	—
Payable for collateral on securities loaned	19,686	—
Payable for Trustee Deferred Compensation Plan	368,769	58,954
Payable for capital stock redeemed	185,770	70,583
Dividends payable	—	—
Payable to investment adviser	375,713	127,226
Accrued distribution plan (12b-1) and shareholder service plan fees	102,307	23,976
Accrued transfer agent, fund accounting, CCO, and administrative fees	104,831	41,332
Accrued trustee fees	12,530	4,164
Other accrued liabilities	56,233	39,129
Total Liabilities	1,225,890	365,364

Net Assets	$720,471,566	$211,103,754

Net Assets
Capital	$551,891,823	$159,499,301
Distributable Earnings (Accumulated Deficit)	168,579,743	51,604,453
Total Net Assets	$720,471,566	$211,103,754

Net Asset Value Per Share
Retail Class
Net Assets	$43,353,182	$2,525,517
Shares Outstanding	4,550,642	181,989
Net Asset Value, Offering and Redemption Price Per Share	$9.53	$13.88

Adviser Class
Net Assets	$104,299,870	$38,190,092
Shares Outstanding	10,834,395	2,736,037
Net Asset Value, Offering and Redemption Price Per Share	$9.63	$13.96

Institutional Class
Net Assets	$572,818,514	$170,388,145
Shares Outstanding	59,385,274	12,166,150
Net Asset Value, Offering and Redemption Price Per Share	$9.65	$14.01

Net Asset Value Per Share - Money Market Fund
Net Assets
Shares Outstanding
Net Asset Value, Offering and Redemption Price Per Share

(1) Investments and affiliated investments at cost	$550,502,468	$158,646,294
(2) Fair value of securities loaned included in investments at fair value (See Note #2, Note #3, and Note #5)	$19,010	$—
(3) Required margin held as collateral for futures contracts	$7,152,870	$2,720,367

The accompanying notes are an integral part of these financial statements.

Page 104	2021 Annual Report | December 31, 2021

Global Allocation Fund	Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Institutional Prime Money Market Fund

$23,779,976	$284,536,053	$130,844,536	$103,340,336	$171,856,314	$26,901,677	$55,725,259	$492,448,487
—	—	—	—	—	—	—	130,000,000
19,823,051	98,243,827	41,085,154	30,120,101	58,149,681	13,687,909	13,584,663	—
134,157	239,015	43,345	96,319	276,293	81,061	91,773	6,853
—	—	—	—	—	—	—	4,501,362
1,594,873	3,886,522	1,626,080	863,397	4,742,410	1,301,223	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	1,263,712	—	—
75,227	809,499	319,495	239,299	3,106,487	195,318	51,866	—
—	—	—	—	—	—	—	41,557
24,342	168,019	68,011	46,506	111,209	50,253	20,854	118,547
29,211	132,753	34,015	33,484	38,677	23,695	28,315	26,811
45,460,837	388,015,688	174,020,636	134,739,442	238,281,071	43,504,848	69,502,730	627,143,617

—	—	—	—	—	1,301,415	—	—
—	—	—	—	—	—	—	—
134,157	239,015	43,345	96,319	276,293	81,061	91,773	6,853
—	141,877	40,312	34,170	41,305	13,656	1,619	—
—	—	—	—	—	—	—	22,360
27,801	209,606	85,521	55,337	124,000	25,784	16,528	—
3,912	48,712	20,285	19,257	22,068	17,165	9,067	53
12,460	72,164	35,147	28,350	45,781	11,805	14,713	83,371
1,117	8,341	3,609	2,899	4,267	1,023	1,472	471
25,591	46,149	34,173	33,527	35,942	26,047	26,442	37,098
205,038	765,864	262,392	269,859	549,656	1,477,956	161,614	150,206

$45,255,799	$387,249,824	$173,758,244	$134,469,583	$237,731,415	$42,026,892	$69,341,116	$626,993,411

$39,306,565	$313,450,861	$152,969,949	$125,722,822	$185,112,438	$34,009,021	$78,517,277	$627,029,331
5,949,234	73,798,963	20,788,295	8,746,761	52,618,977	8,017,871	(9,176,161)	(35,920)
$45,255,799	$387,249,824	$173,758,244	$134,469,583	$237,731,415	$42,026,892	$69,341,116	$626,993,411

$3,566,966	$7,086,032	$1,189,778	$6,879,425	$9,849,620	$16,405,793	$2,720,515
308,837	527,840	94,157	290,967	707,060	421,864	282,425
$11.55	$13.42	$12.64	$23.64	$13.93	$38.89	$9.63

$5,098,706	$71,033,604	$29,780,711	$22,282,948	$28,128,839	$4,574,904	$8,982,258
439,065	5,251,800	2,352,796	932,100	1,999,559	116,841	931,691
$11.61	$13.53	$12.66	$23.91	$14.07	$39.15	$9.64

$36,590,127	$309,130,188	$142,787,755	$105,307,210	$199,752,956	$21,046,195	$57,638,343
3,159,971	22,801,661	11,259,277	4,394,937	14,222,432	538,627	5,982,106
$11.58	$13.56	$12.68	$23.96	$14.04	$39.07	$9.64

							$626,993,411
							626,922,968
							$1.0001

$37,561,941	$317,519,897	$153,435,147	$125,021,968	$182,447,114	$33,270,679	$68,980,500	$622,482,031
$—	$—	$—	$—	$—	$—	$—	$—
$656,313	$2,975,488	$954,426	$367,008	$2,430,187	$494,500	$—	$—

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 105

Statements of Operations For the Year Ended December 31, 2021

	Muirfield Fund	Spectrum Fund
Investment Income
Interest	$—	$—
Income from affiliates	63,424	18,295
Dividends	7,493,898	2,316,028
Total Investment Income	7,557,322	2,334,323

Fund Expenses
Investment adviser	4,020,198	1,477,651
Transfer agent - Retail Class	48,974	6,073
Transfer agent - Adviser Class	101,534	42,723
Transfer agent - Institutional Class	486,752	188,080
Transfer agent - Money Market Fund
Fund accounting	99,420	56,740
Administrative	447,260	167,917
Trustee	31,667	10,531
Audit and tax services	14,791	14,790
Legal	4,042	4,029
Custody	58,629	18,766
Printing	—	2,612
Distribution plan (12b-1) - Retail Class (1)	95,410	12,411
Shareholder service plan - Retail Class	64,147	9,929
Shareholder service plan - Adviser Class	17,960	5,983
Shareholder service plan - Institutional Class	337,201	103,521
Postage	20,339	13,459
Registration and filing	69,275	51,425
Insurance	31,122	10,152
Chief Compliance Officer	6,818	6,818
Short sales expense	—	4
Other	45,187	36,661
Total Expenses Before Reductions	6,000,726	2,240,275

Expenses voluntarily reimbursed/waived by investment adviser (See Note #5)	—	—
Expenses contractually reimbursed/waived by investment adviser (See Note #5)	—	—
Securities lending credit (See Note #5)	(1,027)	(286)
Short sales credit	—	1
Transfer agent expenses voluntarily waived (See Note #5)	(38,000)	—

Net Expenses	5,961,699	2,239,990

Net Investment Income (Loss)	1,595,623	94,333

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from unaffiliated investments	85,622,148	30,948,643
Net realized gains (losses) from affiliated investments	(6,224)	(1,254)
Net realized gains (losses) from futures contracts	3,847,186	1,502,180
Distributions of long-term realized gains by other investment companies	—	—
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	89,463,110	32,449,569

Net change in unrealized appreciation (depreciation) of unaffiliated investments	24,613,343	5,535,981
Net change in unrealized appreciation (depreciation) of affiliated investments	(24,624)	(6,561)
Net change in unrealized appreciation (depreciation) of futures contracts	(2,402,630)	(978,267)
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts	22,186,089	4,551,153

Net Realized and Unrealized Gain (Loss) from Investments	111,649,199	37,000,722

Net Change in Net Assets Resulting from Operations	$113,244,822	$37,095,055

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Page 106	2021 Annual Report | December 31, 2021

Global Allocation Fund	Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Institutional Prime Money Market Fund

$4,815	$133,753	$95,556	$107,045	$—	$—	$115,285	$582,516
10,184	30,933	11,687	7,492	26,221	3,549	2,273	—
513,537	6,678,260	3,382,991	3,145,605	2,529,030	682,135	1,693,625	—
528,536	6,842,946	3,490,234	3,260,142	2,555,251	685,684	1,811,183	582,516

346,838	2,740,828	1,055,002	701,747	1,566,597	328,390	270,949	1,072,641
5,136	14,341	4,053	10,004	14,562	20,853	2,618
6,009	80,666	34,241	25,670	33,435	5,294	7,350
44,349	393,158	172,706	132,745	205,333	26,395	44,222
							287,766
38,249	77,680	54,583	51,035	58,111	37,757	42,547	73,906
46,245	335,444	150,667	122,280	178,887	43,785	64,190	297,766
2,967	21,441	9,449	7,662	11,316	2,811	3,907	1,289
14,791	14,790	14,789	14,789	17,290	14,791	14,780	13,780
4,025	4,036	4,029	4,027	4,029	4,025	4,026	4,035
4,236	39,988	17,219	14,015	19,956	4,267	6,785	26,094
—	—	—	727	562	—	—	3
10,667	29,403	8,242	20,691	30,143	34,731	8,115
7,519	20,830	6,594	10,784	16,334	15,171	5,570
888	10,953	4,789	3,586	5,447	737	1,729
2,954	237,231	98,818	76,581	69,136	10,752	33,138
224	16,837	8,884	9,044	10,704	740	5,655	32
46,556	61,647	50,679	50,883	54,787	46,104	55,813	4,505
2,346	21,299	9,312	7,534	10,234	2,049	3,468	16,774
6,818	6,818	6,818	6,818	6,818	6,818	6,818	6,749
—	—	—	—	—	—	—	—
30,501	40,891	35,468	34,552	36,072	31,785	34,386	50,350
621,318	4,168,281	1,746,342	1,305,174	2,349,753	637,255	616,066	1,855,690

—	—	—	—	—	—	—	(1,466,650)
—	—	—	—	(200,000)	—	(74,511)	—
(793)	(19,340)	(17,018)	(20,910)	(387)	(745)	—	—
—	—	—	—	—	—	—	—
—	(75,000)	—	—	—	—	—	—

620,525	4,073,941	1,729,324	1,284,264	2,149,366	636,510	541,555	389,040

(91,989)	2,769,005	1,760,910	1,975,878	405,885	49,174	1,269,628	193,476

4,263,223	53,374,285	16,058,977	9,694,990	28,386,163	9,626,445	1,947,170	229
(530)	(32)	(307)	657	(3,934)	(301)	425	—
1,927,157	3,575,274	2,299,481	1,471,407	4,744,545	1,017,967	—	—
7,455	193,843	145,112	159,019	—	—	113,737	—
6,197,305	57,143,370	18,503,263	11,326,073	33,126,774	10,644,111	2,061,332	229

(313,852)	(6,065,493)	(4,351,743)	(6,269,512)	3,851,618	(417,671)	(4,498,545)	(67,755)
(2,718)	(13,277)	(4,833)	(3,818)	(5,652)	(1,300)	(1,633)	—
(109,012)	(1,374,463)	(560,757)	(190,415)	451,421	205,159	—	—
(425,582)	(7,453,233)	(4,917,333)	(6,463,745)	4,297,387	(213,812)	(4,500,178)	(67,755)

5,771,723	49,690,137	13,585,930	4,862,328	37,424,161	10,430,299	(2,438,846)	(67,526)

$5,679,734	$52,459,142	$15,346,840	$6,838,206	$37,830,046	$10,479,473	$(1,169,218)	$125,950

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 107

Statements of Changes in Net Assets For the Years Ended December 31,

	Muirfield Fund		Spectrum Fund
	2021	2020	2021	2020
Operations
Net investment income (loss)	$1,595,623	$3,585,998	$94,333	$453,822
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	89,463,110	(31,461,989)	32,449,569	(8,645,657)
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	22,186,089	41,737,561	4,551,153	6,143,213
Net change in net assets resulting from operations	113,244,822	13,861,570	37,095,055	(2,048,622)

Distributions to Shareholders
Retail Class	(1,428,738)	(891,986)	(133,412)	(34,997)
Adviser Class	(3,472,675)	(476,110)	(2,008,809)	(119,760)
Institutional Class	(18,608,096)	(3,575,015)	(8,934,801)	(1,287,213)
Money Market Fund
Change in net assets resulting from distributions	(23,509,509)	(4,943,111)	(11,077,022)	(1,441,970)

Capital Transactions:
Issued	317,995,936	119,150,871	81,698,993	33,621,402
Reinvested	22,813,672	4,887,303	11,042,182	1,436,609
Redeemed	(283,898,369)	(240,559,569)	(92,934,007)	(59,355,574)
Net change in net assets resulting from capital transactions	56,911,239	(116,521,395)	(192,832)	(24,297,563)

Total Change in Net Assets	146,646,552	(107,602,936)	25,825,201	(27,788,155)

Net Assets - Beginning of Year	573,825,014	681,427,950	185,278,553	213,066,708

Net Assets - End of Year	$720,471,566	$573,825,014	$211,103,754	$185,278,553

Share Transactions:
Issued	35,009,621	16,391,709	6,207,988	3,112,011
Reinvested	2,375,480	673,995	787,831	129,657
Redeemed	(32,086,333)	(33,137,060)	(7,098,087)	(5,408,355)
Net change in shares	5,298,768	(16,071,356)	(102,268)	(2,166,687)

The accompanying notes are an integral part of these financial statements.

Page 108	2021 Annual Report | December 31, 2021

Global Allocation Fund		Balanced Fund		Moderate Allocation Fund		Conservative Allocation Fund
2021	2020	2021	2020	2021	2020	2021	2020

$(91,989)	$35,443	$2,769,005	$3,743,361	$1,760,910	$2,227,297	$1,975,878	$2,405,756
6,197,305	(1,015,703)	57,143,370	(14,521,799)	18,503,263	(3,857,730)	11,326,073	(1,828,524)
(425,582)	1,760,992	(7,453,233)	31,078,961	(4,917,333)	11,375,436	(6,463,745)	8,226,540
5,679,734	780,732	52,459,142	20,300,523	15,346,840	9,745,003	6,838,206	8,803,772

(355,386)	(197,994)	(539,513)	(508,216)	(71,385)	(348,167)	(378,811)	(460,327)
(507,971)	(44,862)	(5,644,094)	(178,375)	(1,909,611)	(139,338)	(1,342,034)	(131,623)
(3,659,013)	(1,068,177)	(24,757,476)	(2,678,233)	(9,206,005)	(1,881,646)	(6,369,177)	(1,888,631)

(4,522,370)	(1,311,033)	(30,941,083)	(3,364,824)	(11,187,001)	(2,369,151)	(8,090,022)	(2,480,581)

11,805,911	4,855,089	153,194,019	85,229,485	66,121,514	37,550,739	54,257,997	31,767,589
4,521,300	1,310,881	30,784,411	3,350,773	11,120,325	2,352,800	8,047,628	2,468,367
(17,810,709)	(11,477,267)	(214,744,638)	(117,215,009)	(83,908,176)	(49,054,750)	(68,102,776)	(36,972,468)
(1,483,498)	(5,311,297)	(30,766,208)	(28,634,751)	(6,666,337)	(9,151,211)	(5,797,151)	(2,736,512)

(326,134)	(5,841,598)	(9,248,149)	(11,699,052)	(2,506,498)	(1,775,359)	(7,048,967)	3,586,679

45,581,933	51,423,531	396,497,973	408,197,025	176,264,742	178,040,101	141,518,550	137,931,871

$45,255,799	$45,581,933	$387,249,824	$396,497,973	$173,758,244	$176,264,742	$134,469,583	$141,518,550

982,056	468,221	11,296,376	7,344,043	5,159,224	3,278,868	2,206,952	1,396,311
390,033	118,509	2,261,914	288,516	873,520	202,735	333,814	107,211
(1,467,025)	(1,115,719)	(15,681,027)	(10,012,960)	(6,532,488)	(4,264,615)	(2,774,610)	(1,623,114)
(94,936)	(528,989)	(2,122,737)	(2,380,401)	(499,744)	(783,012)	(233,844)	(119,592)

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 109

Statements of Changes in Net Assets For the Years Ended December 31,

	Dynamic Allocation Fund
	2021	2020
Operations
Net investment income (loss)	$405,885	$1,051,949
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	33,126,774	7,756,721
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	4,297,387	17,561,498
Net change in net assets resulting from operations	37,830,046	26,370,168

Distributions to Shareholders
Retail Class	(1,288,985)	(825,448)
Adviser Class	(3,644,420)	(322,349)
Institutional Class	(25,897,027)	(3,697,919)
Money Market Fund
Change in net assets resulting from distributions	(30,830,432)	(4,845,716)

Capital Transactions:
Issued	108,187,090	39,358,423
Reinvested	30,789,232	4,838,177
Redeemed	(107,524,267)	(66,674,299)
Net change in net assets resulting from capital transactions	31,452,055	(22,477,699)

Total Change in Net Assets	38,451,669	(953,247)

Net Assets - Beginning of Year	199,279,746	200,232,993

Net Assets - End of Year	$237,731,415	$199,279,746

Share Transactions:
Issued	7,360,966	3,361,299
Reinvested	2,185,338	374,002
Redeemed	(7,446,963)	(5,737,165)
Net change in shares	2,099,341	(2,001,864)

The accompanying notes are an integral part of these financial statements.

Page 110	2021 Annual Report | December 31, 2021

Quantex Fund		Tactical Income Fund		Institutional Prime Money Market Fund
2021	2020	2021	2020	2021	2020

$49,174	$320,722	$1,269,628	$1,406,923	$193,476	$1,871,667
10,644,111	(2,627,253)	2,061,332	299,375	229	638
(213,812)	(5,074,570)	(4,500,178)	3,078,543	(67,755)	14,914
10,479,473	(7,381,101)	(1,169,218)	4,784,841	125,950	1,887,219

(2,350,162)	(107,170)	(40,103)	(221,612)
(649,230)	(5,977)	(185,140)	(112,411)
(3,059,421)	(179,516)	(1,070,555)	(1,069,932)
				(193,478)	(1,871,668)
(6,058,813)	(292,663)	(1,295,798)	(1,403,955)	(193,478)	(1,871,668)

16,768,435	7,663,727	36,170,527	23,336,398	1,011,642,367	472,288,464
6,046,958	278,503	1,288,487	1,392,130	35,042	307,362
(25,302,418)	(22,913,934)	(33,757,101)	(21,837,670)	(721,061,508)	(506,286,355)
(2,487,025)	(14,971,704)	3,701,913	2,890,858	290,615,901	(33,690,529)

1,933,635	(22,645,468)	1,236,897	6,271,744	290,548,373	(33,674,978)

40,093,257	62,738,725	68,104,219	61,832,475	336,445,038	370,120,016

$42,026,892	$40,093,257	$69,341,116	$68,104,219	$626,993,411	$336,445,038

415,083	270,380	3,681,061	2,397,112	1,011,455,624	472,214,087
154,992	9,772	132,173	141,988	35,036	307,353
(616,603)	(808,586)	(3,434,958)	(2,253,945)	(720,922,007)	(506,302,922)
(46,528)	(528,434)	378,276	285,155	290,568,653	(33,781,482)

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 111

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Muirfield Fund - Retail Class (1)(2)(3)(4)
2021	$8.20	(0.01)	1.66	1.65	(0.07)	(0.25)	0.00	(0.32)
2020	$7.91	0.03	0.31	0.34	(0.05)	0.00	0.00	(0.05)
2019	$7.16	0.07	0.89	0.96	(0.03)	(0.18)	0.00	(0.21)
2018	$7.54	0.04	(0.31)	(0.27)	(0.04)	(0.07)	0.00	(0.11)
2017	$6.79	0.04	1.34	1.38	(0.04)	(0.59)	0.00	(0.63)
Muirfield Fund - Adviser Class (1)(2)(3)(4)
2021	$8.26	0.03	1.67	1.70	(0.08)	(0.25)	0.00	(0.33)
2020	$7.97	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.20	0.09	0.90	0.99	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.06	(0.31)	(0.25)	(0.05)	(0.07)	0.00	(0.12)
2017	$6.80	0.05	1.34	1.39	(0.03)	(0.59)	0.00	(0.62)
Muirfield Fund - Institutional Class (1)(2)(3)(4)
2021	$8.28	0.03	1.66	1.69	(0.07)	(0.25)	0.00	(0.32)
2020	$7.99	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.21	0.10	0.90	1.00	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.08	(0.31)	(0.23)	(0.06)	(0.07)	0.00	(0.13)
2017	$6.80	0.07	1.33	1.40	(0.04)	(0.59)	0.00	(0.63)
Spectrum Fund - Retail Class (1)(2)(3)(4)
2021	$12.15	(0.06)	2.56	2.50	(0.03)	(0.74)	0.00	(0.77)
2020	$12.19	(0.00)	(0.03)	(0.03)	(0.01)	0.00	0.00	(0.01)
2019	$10.89	0.04	1.38	1.42	(0.01)	(0.11)	0.00	(0.12)
2018	$11.48	0.03	(0.49)	(0.46)	0.00	(0.13)	0.00	(0.13)
2017	$10.28	(0.01)	1.99	1.98	0.00	(0.78)	0.00	(0.78)
Spectrum Fund - Adviser Class (1)(2)(3)(4)
2021	$12.17	0.02	2.54	2.56	(0.03)	(0.74)	0.00	(0.77)
2020	$12.27	0.03	(0.02)	0.01	(0.11)	0.00	0.00	(0.11)
2019	$10.95	0.07	1.37	1.44	(0.01)	(0.11)	0.00	(0.12)
2018	$11.53	0.06	(0.48)	(0.42)	(0.03)	(0.13)	0.00	(0.16)
2017	$10.29	0.02	2.00	2.02	0.00	(0.78)	0.00	(0.78)
Spectrum Fund - Institutional Class (1)(2)(3)(4)
2021	$12.22	0.01	2.55	2.56	(0.03)	(0.74)	0.00	(0.77)
2020	$12.31	0.04	(0.02)	0.02	(0.11)	0.00	0.00	(0.11)
2019	$10.96	0.09	1.38	1.47	(0.01)	(0.11)	0.00	(0.12)
2018	$11.54	0.08	(0.49)	(0.41)	(0.04)	(0.13)	0.00	(0.17)
2017	$10.29	0.05	1.98	2.03	0.00	(0.78)	0.00	(0.78)

See footnotes on pages 120 and 121.

The accompanying notes are an integral part of these financial statements.

Page 112	2021 Annual Report | December 31, 2021

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$9.53	20.20%	$43,353	(0.06%)	1.21%	1.21%	197%
$8.20	4.36%	$134,240	0.35%	1.28%	1.28%	225%
$7.91	13.53%	$189,105	0.94%	1.28%	1.28%	222%
$7.16	(3.66%)	$203,287	0.54%	1.32%	1.32%	225%
$7.54	20.29%	$250,322	0.49%	1.33%	1.33%	276%

$9.63	20.61%	$104,300	0.33%	0.90%	0.90%	197%
$8.26	4.67%	$48,953	0.64%	0.98%	0.98%	225%
$7.97	13.81%	$60,024	1.14%	1.09%	1.09%	222%
$7.20	(3.39%)	$61,159	0.79%	1.10%	1.17%	225%
$7.57	20.50%	$41,440	0.71%	1.11%	1.20%	276%

$9.65	20.55%	$572,819	0.27%	0.94%	0.95%	197%
$8.28	4.66%	$390,632	0.73%	0.88%	0.97%	225%
$7.99	14.01%	$432,299	1.35%	0.87%	0.98%	222%
$7.21	(3.17%)	$346,563	1.00%	0.90%	0.98%	225%
$7.57	20.60%	$186,200	0.88%	0.91%	1.00%	276%

$13.88	20.58%	$2,526	(0.43%)	1.49%	1.49%	200%
$12.15	(0.23%)	$36,604	(0.04%)	1.73%	1.73%	182%
$12.19	13.03%	$51,060	0.37%	1.77%	1.77%	74%
$10.89	(3.97%)	$51,083	0.26%	1.89%	1.89%	97%
$11.48	19.28%	$59,441	(0.08%)	2.16%	2.16%	120%

$13.96	21.07%	$38,190	0.11%	1.09%	1.09%	200%
$12.17	0.18%	$12,475	0.32%	1.36%	1.36%	182%
$12.27	13.17%	$15,564	0.63%	1.51%	1.51%	74%
$10.95	(3.67%)	$14,486	0.49%	1.70%	1.70%	97%
$11.53	19.65%	$12,921	0.21%	1.89%	2.01%	120%

$14.01	20.98%	$170,388	0.05%	1.13%	1.13%	200%
$12.22	0.25%	$136,200	0.33%	1.32%	1.33%	182%
$12.31	13.44%	$146,443	0.77%	1.38%	1.40%	74%
$10.96	(3.51%)	$117,166	0.71%	1.50%	1.50%	97%
$11.54	19.75%	$82,513	0.45%	1.70%	1.82%	120%

See footnotes on pages 120 and 121.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 113

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Global Allocation Fund - Retail Class (1)(2)(3)(4)
2021	$11.40	(0.08)	1.52	1.44	0.00	(1.29)	0.00	(1.29)
2020	$11.32	(0.02)	0.35	0.33	0.00	(0.25)	0.00	(0.25)
2019	$10.22	0.08	1.26	1.34	(0.04)	(0.20)	0.00	(0.24)
2018	$11.53	0.05	(0.85)	(0.80)	(0.06)	(0.45)	0.00	(0.51)
2017	$9.56	0.04	2.09	2.13	(0.03)	(0.13)	0.00	(0.16)
Global Allocation Fund - Adviser Class (1)(2)(3)(4)
2021	$11.42	(0.02)	1.50	1.48	0.00	(1.29)	0.00	(1.29)
2020	$11.35	0.01	0.37	0.38	(0.06)	(0.25)	0.00	(0.31)
2019	$10.24	0.11	1.25	1.36	(0.05)	(0.20)	0.00	(0.25)
2018	$11.54	0.09	(0.86)	(0.77)	(0.08)	(0.45)	0.00	(0.53)
2017	$9.57	0.15	2.03	2.18	(0.08)	(0.13)	0.00	(0.21)
Global Allocation Fund - Institutional Class (1)(2)(3)(4)
2021	$11.38	(0.02)	1.51	1.49	0.00	(1.29)	0.00	(1.29)
2020	$11.36	0.02	0.35	0.37	(0.10)	(0.25)	0.00	(0.35)
2019	$10.24	0.13	1.26	1.39	(0.07)	(0.20)	0.00	(0.27)
2018	$11.55	0.11	(0.86)	(0.75)	(0.11)	(0.45)	0.00	(0.56)
2017	$9.58	0.12	2.09	2.21	(0.11)	(0.13)	0.00	(0.24)
Balanced Fund - Retail Class (1)(2)(3)(4)
2021	$12.82	(0.01)	1.71	1.70	(0.16)	(0.94)	0.00	(1.10)
2020	$12.26	0.08	0.56	0.64	(0.08)	0.00	0.00	(0.08)
2019	$11.08	0.16	1.20	1.36	(0.09)	(0.09)	0.00	(0.18)
2018	$11.61	0.12	(0.49)	(0.37)	(0.10)	(0.06)	0.00	(0.16)
2017	$10.74	0.09	1.49	1.58	(0.11)	(0.60)	0.00	(0.71)
Balanced Fund - Adviser Class (1)(2)(3)(4)
2021	$12.92	0.11	1.66	1.77	(0.22)	(0.94)	0.00	(1.16)
2020	$12.35	0.13	0.56	0.69	(0.12)	0.00	0.00	(0.12)
2019	$11.15	0.19	1.21	1.40	(0.11)	(0.09)	0.00	(0.20)
2018	$11.68	0.15	(0.49)	(0.34)	(0.13)	(0.06)	0.00	(0.19)
2017	$10.74	0.13	1.50	1.63	(0.09)	(0.60)	0.00	(0.69)
Balanced Fund - Institutional Class (1)(2)(3)(4)
2021	$12.94	0.10	1.67	1.77	(0.21)	(0.94)	0.00	(1.15)
2020	$12.36	0.14	0.55	0.69	(0.11)	0.00	0.00	(0.11)
2019	$11.15	0.21	1.21	1.42	(0.12)	(0.09)	0.00	(0.21)
2018	$11.68	0.18	(0.51)	(0.33)	(0.14)	(0.06)	0.00	(0.20)
2017	$10.75	0.16	1.47	1.63	(0.10)	(0.60)	0.00	(0.70)

See footnotes on pages 120 and 121.

The accompanying notes are an integral part of these financial statements.

Page 114	2021 Annual Report | December 31, 2021

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$11.55	12.58%	$3,567	(0.63%)	1.72%	1.72%	173%
$11.40	2.96%	$9,001	(0.25%)	1.74%	1.74%	179%
$11.32	13.17%	$11,154	0.76%	1.68%	1.68%	185%
$10.22	(6.94%)	$13,810	0.47%	1.63%	1.63%	163%
$11.53	22.33%	$35,512	0.35%	1.63%	1.63%	179%

$11.61	12.90%	$5,099	(0.14%)	1.31%	1.31%	173%
$11.42	3.42%	$1,740	0.09%	1.40%	1.40%	179%
$11.35	13.34%	$1,772	1.01%	1.45%	1.45%	185%
$10.24	(6.73%)	$1,624	0.75%	1.44%	1.44%	163%
$11.54	22.84%	$1,057	1.38%	1.33%	1.44%	179%

$11.58	13.05%	$36,590	(0.16%)	1.30%	1.30%	173%
$11.38	3.43%	$34,841	0.17%	1.31%	1.31%	179%
$11.36	13.66%	$38,497	1.19%	1.25%	1.25%	185%
$10.24	(6.57%)	$42,976	0.94%	1.20%	1.20%	163%
$11.55	23.07%	$37,369	1.13%	1.10%	1.21%	179%

$13.42	13.23%	$7,086	(0.09%)	1.36%	1.36%	205%
$12.82	5.27%	$75,449	0.65%	1.41%	1.41%	189%
$12.26	12.29%	$92,815	1.34%	1.41%	1.41%	180%
$11.08	(3.25%)	$90,133	1.06%	1.43%	1.43%	218%
$11.61	14.74%	$97,116	0.81%	1.49%	1.49%	226%

$13.53	13.71%	$71,034	0.78%	0.97%	0.97%	205%
$12.92	5.66%	$18,699	1.03%	1.04%	1.04%	189%
$12.35	12.59%	$20,182	1.61%	1.14%	1.14%	180%
$11.15	(2.99%)	$19,301	1.31%	1.21%	1.23%	218%
$11.68	15.21%	$12,137	1.13%	1.21%	1.30%	226%

$13.56	13.71%	$309,130	0.69%	1.00%	1.02%	205%
$12.94	5.71%	$302,350	1.09%	0.98%	1.03%	189%
$12.36	12.77%	$295,200	1.79%	0.96%	1.04%	180%
$11.15	(2.85%)	$239,375	1.51%	1.02%	1.05%	218%
$11.68	15.25%	$169,586	1.35%	1.02%	1.11%	226%

See footnotes on pages 120 and 121.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 115

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Moderate Allocation Fund - Retail Class (1)(2)(3)(4)
2021	$12.37	(0.02)	1.10	1.08	(0.05)	(0.76)	0.00	(0.81)
2020	$11.85	0.13	0.52	0.65	(0.13)	0.00	0.00	(0.13)
2019	$10.84	0.20	1.00	1.20	(0.19)	0.00	0.00	(0.19)
2018	$11.66	0.18	(0.48)	(0.30)	(0.16)	(0.36)	0.00	(0.52)
2017	$10.46	0.07	1.60	1.67	(0.05)	(0.42)	0.00	(0.47)
Moderate Allocation Fund - Adviser Class (1)(2)(3)(4)
2021	$12.39	0.16	0.97	1.13	(0.10)	(0.76)	0.00	(0.86)
2020	$11.86	0.17	0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.85	0.24	1.00	1.24	(0.23)	0.00	0.00	(0.23)
2018	$11.66	0.21	(0.49)	(0.28)	(0.17)	(0.36)	0.00	(0.53)
2017	$10.46	0.12	1.59	1.71	(0.09)	(0.42)	0.00	(0.51)
Moderate Allocation Fund - Institutional Class (1)(2)(3)(4)
2021	$12.42	0.14	0.98	1.12	(0.10)	(0.76)	0.00	(0.86)
2020	$11.89	0.17	0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.88	0.25	1.00	1.25	(0.24)	0.00	0.00	(0.24)
2018	$11.68	0.23	(0.48)	(0.25)	(0.19)	(0.36)	0.00	(0.55)
2017	$10.47	0.14	1.59	1.73	(0.10)	(0.42)	0.00	(0.52)
Conservative Allocation Fund - Retail Class (1)(2)(3)(4)
2021	$23.91	0.22	0.89	1.11	(0.24)	(1.14)	0.00	(1.38)
2020	$22.85	0.37	1.04	1.41	(0.35)	0.00	0.00	(0.35)
2019	$21.18	0.51	1.65	2.16	(0.49)	0.00	0.00	(0.49)
2018	$22.54	0.46	(1.04)	(0.58)	(0.40)	(0.38)	0.00	(0.78)
2017	$21.32	0.27	1.36	1.63	(0.41)	0.00	0.00	(0.41)
Conservative Allocation Fund - Adviser Class (1)(2)(3)(4)
2021	$24.21	0.41	0.81	1.22	(0.38)	(1.14)	0.00	(1.52)
2020	$23.13	0.46	1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.44	0.57	1.67	2.24	(0.55)	0.00	0.00	(0.55)
2018	$22.82	0.52	(1.08)	(0.56)	(0.44)	(0.38)	0.00	(0.82)
2017	$21.34	0.36	1.35	1.71	(0.23)	0.00	0.00	(0.23)
Conservative Allocation Fund - Institutional Class (1)(2)(3)(4)
2021	$24.26	0.38	0.81	1.19	(0.35)	(1.14)	0.00	(1.49)
2020	$23.18	0.46	1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.49	0.59	1.68	2.27	(0.58)	0.00	0.00	(0.58)
2018	$22.85	0.56	(1.07)	(0.51)	(0.47)	(0.38)	0.00	(0.85)
2017	$21.34	0.59	1.14	1.73	(0.22)	0.00	0.00	(0.22)

See footnotes on pages 120 and 121.

The accompanying notes are an integral part of these financial statements.

Page 116	2021 Annual Report | December 31, 2021

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$12.64	8.74%	$1,190	(0.22%)	1.34%	1.34%	211%
$12.37	5.55%	$30,930	1.00%	1.38%	1.38%	160%
$11.85	11.13%	$35,460	1.73%	1.38%	1.38%	155%
$10.84	(2.60%)	$32,502	1.51%	1.39%	1.44%	213%
$11.66	15.99%	$24,635	0.61%	1.67%	1.73%	349%

$12.66	9.15%	$29,781	1.13%	0.94%	0.94%	211%
$12.39	6.04%	$9,823	1.39%	1.00%	1.00%	160%
$11.86	11.45%	$10,080	2.00%	1.11%	1.11%	155%
$10.85	(2.47%)	$9,480	1.78%	1.19%	1.24%	213%
$11.66	16.40%	$3,538	1.03%	1.35%	1.50%	349%

$12.68	9.05%	$142,788	1.01%	0.99%	0.99%	211%
$12.42	6.02%	$135,512	1.40%	0.99%	0.99%	160%
$11.89	11.52%	$132,500	2.10%	1.01%	1.01%	155%
$10.88	(2.20%)	$119,881	1.97%	1.01%	1.05%	213%
$11.68	16.55%	$37,945	1.29%	1.13%	1.28%	349%

$23.64	4.64%	$6,879	0.78%	1.22%	1.23%	210%
$23.91	6.28%	$29,034	1.46%	1.28%	1.28%	139%
$22.85	10.25%	$31,688	2.19%	1.28%	1.28%	136%
$21.18	(2.62%)	$30,759	2.09%	1.27%	1.38%	185%
$22.54	7.64%	$12,545	1.24%	1.70%	2.57%	135%

$23.91	5.04%	$22,283	1.56%	0.87%	0.88%	210%
$24.21	6.69%	$7,082	1.85%	0.92%	0.92%	139%
$23.13	10.51%	$6,787	2.44%	1.04%	1.04%	136%
$21.44	(2.50%)	$6,110	2.29%	1.12%	1.22%	185%
$22.82	8.01%	$682	1.63%	1.07%	1.97%	135%

$23.96	4.94%	$105,307	1.42%	0.92%	0.93%	210%
$24.26	6.68%	$105,403	1.87%	0.92%	0.92%	139%
$23.18	10.61%	$99,456	2.54%	0.94%	0.94%	136%
$21.49	(2.28%)	$92,412	2.50%	0.92%	1.04%	185%
$22.85	8.10%	$11,739	2.65%	0.49%	1.39%	135%

See footnotes on pages 120 and 121.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 117

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Retail Class (1)(2)(3)(4)
2021	$13.39	(0.03)	2.65	2.62	(0.08)	(2.00)	0.00	(2.08)
2020	$11.87	0.03	1.79	1.82	(0.03)	(0.27)	0.00	(0.30)
2019	$9.79	0.11	2.23	2.34	(0.08)	(0.18)	0.00	(0.26)
2018	$10.85	0.07	(1.00)	(0.93)	(0.06)	(0.07)	0.00	(0.13)
2017	$9.72	0.06	1.99	2.05	(0.07)	(0.85)	0.00	(0.92)
Dynamic Allocation Fund - Adviser Class (1)(2)(3)(4)
2021	$13.46	0.04	2.65	2.69	(0.08)	(2.00)	0.00	(2.08)
2020	$11.91	0.07	1.81	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.13	2.24	2.37	(0.10)	(0.18)	0.00	(0.28)
2018	$10.88	0.09	(1.00)	(0.91)	(0.08)	(0.07)	0.00	(0.15)
2017	$9.73	0.10	1.97	2.07	(0.07)	(0.85)	0.00	(0.92)
Dynamic Allocation Fund - Institutional Class (1)(2)(3)(4)
2021	$13.45	0.03	2.64	2.67	(0.08)	(2.00)	0.00	(2.08)
2020	$11.90	0.08	1.80	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.15	2.23	2.38	(0.12)	(0.18)	0.00	(0.30)
2018	$10.86	0.12	(1.00)	(0.88)	(0.09)	(0.07)	0.00	(0.16)
2017	$9.72	0.12	1.97	2.09	(0.10)	(0.85)	0.00	(0.95)
Quantex Fund - Retail Class (1)(2)(3)(4)
2021	$35.64	(0.02)	9.77	9.75	(0.02)	(6.48)	0.00	(6.50)
2020	$37.91	0.20	(2.28)	(2.08)	(0.19)	0.00	0.00	(0.19)
2019	$32.22	0.19	5.75	5.94	(0.25)	0.00	0.00	(0.25)
2018	$36.76	(0.01)	(4.53)	(4.54)	0.00	0.00	0.00	0.00
2017	$33.36	0.09	4.38	4.47	(0.06)	(1.01)	0.00	(1.07)
Quantex Fund - Adviser Class (1)(2)(3)(4)
2021	$35.75	0.13	9.77	9.90	(0.02)	(6.48)	0.00	(6.50)
2020	$38.01	0.23	(2.28)	(2.05)	(0.21)	0.00	0.00	(0.21)
2019	$32.28	0.24	5.76	6.00	(0.27)	0.00	0.00	(0.27)
2018	$36.78	0.10	(4.60)	(4.50)	0.00	0.00	0.00	0.00
2017	$33.37	0.21	4.35	4.56	(0.14)	(1.01)	0.00	(1.15)
Quantex - Institutional Class (1)(2)(3)(4)
2021	$35.70	0.09	9.78	9.87	(0.02)	(6.48)	0.00	(6.50)
2020	$38.01	0.26	(2.31)	(2.05)	(0.26)	0.00	0.00	(0.26)
2019	$32.29	0.29	5.77	6.06	(0.34)	0.00	0.00	(0.34)
2018	$36.77	0.20	(4.62)	(4.42)	(0.06)	0.00	0.00	(0.06)
2017	$33.37	0.26	4.35	4.61	(0.20)	(1.01)	0.00	(1.21)

See footnotes on pages 120 and 121.

The accompanying notes are an integral part of these financial statements.

Page 118	2021 Annual Report | December 31, 2021

		Ratios/ Supplemental Data
et Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$13.93	19.54%	$9,850	(0.21%)	1.34%	1.43%	213%
$13.39	15.37%	$37,392	0.27%	1.41%	1.51%	236%
$11.87	24.00%	$40,977	0.97%	1.41%	1.51%	265%
$9.79	(8.66%)	$40,732	0.62%	1.45%	1.55%	273%
$10.85	21.20%	$50,570	0.59%	1.51%	1.58%	252%

$14.07	20.02%	$28,129	0.25%	0.98%	1.07%	213%
$13.46	15.85%	$13,322	0.61%	1.06%	1.16%	236%
$11.91	24.29%	$13,137	1.20%	1.18%	1.28%	265%
$9.82	(8.49%)	$11,198	0.84%	1.23%	1.33%	273%
$10.88	21.42%	$10,140	0.87%	1.27%	1.34%	252%

$14.04	19.88%	$199,753	0.21%	1.00%	1.09%	213%
$13.45	15.94%	$148,566	0.67%	1.01%	1.11%	236%
$11.90	24.40%	$146,119	1.38%	1.00%	1.10%	265%
$9.82	(8.18%)	$121,965	1.08%	1.01%	1.11%	273%
$10.86	21.61%	$70,187	1.10%	1.05%	1.12%	252%

$38.89	27.34%	$16,406	(0.05%)	1.60%	1.60%	64%
$35.64	(5.36%)	$18,352	0.65%	1.53%	1.53%	88%
$37.91	18.48%	$24,979	0.52%	1.53%	1.53%	82%
$32.22	(12.35%)	$28,319	(0.03%)	1.57%	1.62%	116%
$36.76	13.42%	$60,161	0.27%	1.52%	1.66%	72%

$39.15	27.68%	$4,575	0.31%	1.33%	1.33%	64%
$35.75	(5.25%)	$986	0.77%	1.41%	1.41%	88%
$38.01	18.63%	$1,113	0.67%	1.41%	1.41%	82%
$32.28	(12.22%)	$923	0.28%	1.42%	1.47%	116%
$36.78	13.68%	$2,114	0.59%	1.39%	1.56%	72%

$39.07	27.63%	$21,046	0.20%	1.36%	1.36%	64%
$35.70	(5.22%)	$20,756	0.85%	1.37%	1.37%	88%
$38.01	18.81%	$36,646	0.82%	1.25%	1.25%	82%
$32.29	(12.05%)	$35,414	0.54%	1.21%	1.26%	116%
$36.77	13.84%	$32,489	0.75%	1.18%	1.35%	72%

See footnotes on pages 120 and 121.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 119

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Tactical Income Fund - Retail Class (1)(2)(3)(4)
2021	$9.98	0.13	(0.33)	(0.20)	(0.15)	0.00	0.00	(0.15)
2020	$9.46	0.21	0.49	0.70	(0.18)	0.00	0.00	(0.18)
2019	$9.03	0.23	0.42	0.65	(0.22)	0.00	0.00	(0.22)
2018	$9.37	0.17	(0.33)	(0.16)	(0.18)	0.00	0.00	(0.18)
2017	$9.28	0.24	0.10	0.34	(0.25)	0.00	0.00	(0.25)
Tactical Income Fund - Adviser Class (1)(2)(3)(4)
2021	$9.99	0.21	(0.37)	(0.16)	(0.19)	0.00	0.00	(0.19)
2020	$9.47	0.25	0.49	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.26	0.42	0.68	(0.25)	0.00	0.00	(0.25)
2018	$9.38	0.21	(0.35)	(0.14)	(0.20)	0.00	0.00	(0.20)
2017	$9.28	0.28	0.10	0.38	(0.28)	0.00	0.00	(0.28)
Tactical Income Fund - Institutional Class (1)(2)(3)(4)
2021	$9.99	0.20	(0.36)	(0.16)	(0.19)	0.00	0.00	(0.19)
2020	$9.47	0.24	0.50	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.27	0.42	0.69	(0.26)	0.00	0.00	(0.26)
2018	$9.38	0.23	(0.35)	(0.12)	(0.22)	0.00	0.00	(0.22)
2017	$9.28	0.31	0.08	0.39	(0.29)	0.00	0.00	(0.29)
Institutional Prime Money Market Fund (1)(2)(3)(4)
2021	$1.0003	0.0005	0.0003	0.0008	(0.0010)	0.0000	0.0000	(0.0010)
2020	$1.0000	0.0058	(0.0005)	0.0053	(0.0050)	0.0000	0.0000	(0.0050)
2019	$0.9999	0.0231	0.0000	0.0231	(0.0230)	0.0000	0.0000	(0.0230)
2018	$0.9999	0.0190	0.0000	0.0190	(0.0190)	0.0000	0.0000	(0.0190)
2017	$1.0001	0.0101	(0.0003)	0.0098	(0.0100)	0.0000	0.0000	(0.0100)

1

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.

5	Except for the Money Market Fund, net investment income per share is based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

Page 120	2021 Annual Report | December 31, 2021

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$9.63	(2.01%)	$2,721	1.10%	1.14%	1.25%	250%
$9.98	7.46%	$12,231	1.87%	1.15%	1.26%	69%
$9.46	7.24%	$11,137	2.27%	1.14%	1.25%	95%
$9.03	(1.67%)	$14,932	1.88%	1.15%	1.26%	102%
$9.37	3.72%	$67,986	2.59%	1.02%	1.03%	133%

$9.64	(1.60%)	$8,982	1.98%	0.75%	0.86%	250%
$9.99	7.86%	$5,463	2.28%	0.79%	0.90%	69%
$9.47	7.54%	$4,205	2.64%	0.88%	0.99%	95%
$9.04	(1.45%)	$3,570	2.33%	0.95%	1.06%	102%
$9.38	4.07%	$9,896	2.95%	0.83%	0.84%	133%

$9.64	(1.62%)	$57,638	1.90%	0.79%	0.90%	250%
$9.99	7.86%	$50,410	2.25%	0.77%	0.88%	69%
$9.47	7.67%	$46,490	2.72%	0.76%	0.87%	95%
$9.04	(1.22%)	$48,437	2.50%	0.76%	0.87%	102%
$9.38	4.20%	$110,674	3.27%	0.64%	0.65%	133%

$1.0001	0.03%	$626,993	0.05%	0.11%	0.50%	N/A
$1.0003	0.57%	$336,445	0.57%	0.15%	0.52%	N/A
$1.0000	2.31%	$370,120	2.30%	0.13%	0.50%	N/A
$0.9999	1.90%	$471,603	1.90%	0.16%	0.51%	N/A
$0.9999	0.96%	$296,547	1.01%	0.17%	0.56%	N/A

6	Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
7	Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.
*	Actual amounts were less than one-half of a cent per share

The accompanying notes are an integral part of these financial statements.

2021 Annual Report | December 31, 2021	Page 121

Notes to Financial Statements
December 31, 2021

1.    Organization

Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust offers ten separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund (Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Quantex Fund (Quantex), Tactical Income Fund (Income), and Institutional Prime Money Market Fund (Money Market)(the Funds).

Each Fund, except Money Market, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. Money Market offers only one class of shares. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries who enter into special arrangements with the Funds or who meet certain initial investment minimums.

Money Market operates as an institutional money market fund open to all forms of investors. Its net asset value fluctuates based upon changes in the value of its investments and the value of its shares is calculated daily to four decimal places. Money Market has adopted policies and procedures to impose liquidity fees on redemptions or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below designated thresholds and the Board of Trustees determines that such liquidity fees or redemption gates are in the best interests of the Fund.

Effective April 16, 2021, Total Return Bond Fund changed its name to Tactical Income Fund to better align with its new principal investment strategies and new investment objective of “total return, consisting of income and long-term capital growth.” In addition, Quantex Fund changed its principal investment strategies to better align with the Fund’s adviser’s (Meeder Asset Management, Inc.) quantitative models and assessment of economic and market conditions.

On November 2, 2021, the Board of Trustees of the Meeder Funds determined that it was in the best interest of shareholders to liquidate the Prime Money Market Fund, a former series of the Trust, pursuant to a plan of liquidation approved by the Board. The liquidation payment to shareholders took place on December 28, 2021.

For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.

2.    Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. The following summarizes the significant accounting policies of the Trust and the Funds:

Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.

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Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.

To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for Money Market, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the year ended December 31, 2021, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the year ended December 31, 2021.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of December 31, 2021 was as follows:

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/ Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
Muirfield	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	$8,499,843	$388,898
Spectrum	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	3,167,580	(177,472)
Global	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,594,873	274,466
Balanced	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	3,886,522	1,907
Moderate	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,626,080	39,631
Conservative	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	863,397	76,428
Dynamic	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	4,742,410	1,219,118
Quantex	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,301,223	232,815

2021 Annual Report | December 31, 2021	Page 123

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2021 and related activity was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Contracts as of December 31, 2020	Long and Short Contracts Opened During the Period	Long and Short Contracts Closed/ Expired During the Period	Net Long Contracts as of December 31, 2021	Statement of Operations Location	For the Year Ended December 31, 2021
Muirfield	Equity contracts	991	7,297	7,927	361	Net realized gains (losses) from futures contracts	$3,847,186
Spectrum	Equity contracts	299	2,493	2,729	63	Net realized gains (losses) from futures contracts	1,502,180
Global	Equity contracts	189	1,001	1,080	110	Net realized gains (losses) from futures contracts	1,927,157
Balanced	Equity contracts	487	3,489	3,859	117	Net realized gains (losses) from futures contracts	3,575,274
Moderate	Equity contracts	184	1,080	1,225	39	Net realized gains (losses) from futures contracts	2,299,481
Conservative	Equity contracts	86	580	637	29	Net realized gains (losses) from futures contracts	1,471,407
Dynamic	Equity contracts	456	3,120	3,128	448	Net realized gains (losses) from futures contracts	4,744,545
Quantex	Equity contracts	20	361	338	43	Net realized gains (losses) from futures contracts	1,017,967

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Statement of Operations Location	For the Year Ended December 31, 2021
Muirfield	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	$(2,402,630)
Spectrum	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(978,267)
Global	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(109,012)
Balanced	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(1,374,463)
Moderate	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(560,757)
Conservative	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(190,415)
Dynamic	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	451,421
Quantex	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	205,159

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2018 through December 31, 2021) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended December 31, 2021, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate, Conservative, Dynamic, and Quantex declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Page 124	2021 Annual Report | December 31, 2021

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2021, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Distributable Earnings (Accumulated Deficit)
Muirfield	$749,141	$(749,141)
Spectrum	506,238	(506,238)
Global	521,611	(521,611)
Balanced	1,002,057	(1,002,057)
Moderate	540,869	(540,869)
Conservative	315,068	(315,068)
Dynamic	3,831,331	(3,831,331)
Quantex	1,397,895	(1,397,895)

Investment income & expenses allocation. For all Funds, except Money Market, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the year ended December 31, 2021 and the year ended December 31, 2020 were as follows:

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2021
Muirfield - Retail	$6,469,284	694,953	$1,389,369	146,318
Muirfield - Adviser	105,372,752	12,157,906	3,472,316	362,120
Muirfield - Institutional	206,153,900	22,156,762	17,951,987	1,867,042
Spectrum - Retail	812,426	62,421	133,412	9,600
Spectrum - Adviser	38,585,700	3,016,241	2,008,738	143,722
Spectrum - Institutional	42,300,867	3,129,326	8,900,032	634,509
Global - Retail	464,829	37,814	355,386	30,743
Global - Adviser	5,718,573	480,145	507,971	43,678
Global - Institutional	5,622,509	464,097	3,657,943	315,612
Balanced - Retail	1,419,522	103,666	536,279	39,803
Balanced - Adviser	75,167,324	5,639,400	5,644,455	415,494
Balanced - Institutional	76,607,173	5,553,310	24,603,677	1,806,617
Moderate - Retail	243,792	19,203	68,964	5,442
Moderate - Adviser	32,545,012	2,569,740	1,909,210	150,181
Moderate - Institutional	33,332,710	2,570,281	9,142,151	717,897
Conservative - Retail	834,351	34,357	373,133	15,690
Conservative - Adviser	24,966,663	1,019,612	1,341,555	55,711
Conservative - Institutional	28,456,983	1,152,983	6,332,940	262,413
Dynamic - Retail	826,784	56,185	1,280,969	91,616
Dynamic - Adviser	30,927,011	2,198,166	3,644,409	258,053
Dynamic - Institutional	76,433,295	5,106,615	25,863,854	1,835,669
Quantex - Retail	4,529,307	104,989	2,342,181	60,226
Quantex - Adviser	4,794,010	125,606	649,231	16,579
Quantex - Institutional	7,445,118	184,488	3,055,546	78,187
Income - Retail	573,050	58,803	39,594	4,065
Income - Adviser	10,993,038	1,108,656	185,116	18,972
Income - Institutional	24,604,439	2,513,602	1,063,777	109,136
Money Market	1,011,642,367	1,011,455,624	35,042	35,036

2021 Annual Report | December 31, 2021	Page 125

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2020
Muirfield - Retail	$11,650,273	1,616,852	$884,595	122,946
Muirfield - Adviser	12,562,031	1,731,428	475,878	65,587
Muirfield - Institutional	94,938,567	13,043,429	3,526,830	485,462
Spectrum - Retail	3,339,517	312,463	34,980	3,171
Spectrum - Adviser	2,993,068	271,967	119,760	10,835
Spectrum - Institutional	27,288,817	2,527,581	1,281,869	115,651
Global - Retail	1,166,292	111,446	197,994	17,568
Global - Adviser	446,417	43,133	44,862	4,032
Global - Institutional	3,242,380	313,642	1,068,025	96,909
Balanced - Retail	7,397,073	647,576	507,680	44,045
Balanced - Adviser	4,253,014	362,514	178,375	15,347
Balanced - Institutional	73,579,398	6,333,953	2,664,718	229,124
Moderate - Retail	3,670,705	326,818	347,588	30,030
Moderate - Adviser	2,910,988	254,996	139,338	12,040
Moderate - Institutional	30,969,046	2,697,054	1,865,874	160,665
Conservative - Retail	3,996,383	181,208	458,804	20,189
Conservative - Adviser	2,271,362	99,923	131,623	5,705
Conservative - Institutional	25,499,844	1,115,180	1,877,940	81,317
Dynamic - Retail	3,823,098	347,512	824,823	63,418
Dynamic - Adviser	3,509,483	301,817	322,349	24,972
Dynamic - Institutional	32,025,842	2,711,970	3,691,005	285,612
Quantex - Retail	2,189,011	80,196	106,638	3,742
Quantex - Adviser	276,382	9,230	5,977	209
Quantex - Institutional	5,198,334	180,954	165,888	5,821
Income - Retail	3,539,918	367,315	219,807	22,431
Income - Adviser	4,032,049	414,412	112,411	11,455
Income - Institutional	15,764,431	1,615,385	1,059,912	108,102
Money Market	472,288,464	472,214,087	307,362	307,353

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2021
Muirfield - Retail	$(108,680,649)	(12,662,814)	$(100,821,996)	(11,821,543)
Muirfield - Adviser	(66,608,139)	(7,612,443)	42,236,929	4,907,583
Muirfield - Institutional	(108,609,581)	(11,811,076)	115,496,306	12,212,728
Spectrum - Retail	(36,841,554)	(2,901,721)	(35,895,716)	(2,829,700)
Spectrum - Adviser	(18,737,374)	(1,448,581)	21,857,064	1,711,382
Spectrum - Institutional	(37,355,079)	(2,747,785)	13,845,820	1,016,050
Global - Retail	(6,568,484)	(548,993)	(5,748,269)	(480,436)
Global - Adviser	(2,862,018)	(237,195)	3,364,526	286,628
Global - Institutional	(8,380,207)	(680,837)	900,245	98,872
Balanced - Retail	(72,534,298)	(5,502,556)	(70,578,497)	(5,359,087)
Balanced - Adviser	(30,358,104)	(2,250,733)	50,453,675	3,804,161
Balanced - Institutional	(111,852,236)	(7,927,738)	(10,641,386)	(567,811)
Moderate - Retail	(30,629,325)	(2,430,279)	(30,316,569)	(2,405,634)
Moderate - Adviser	(14,748,469)	(1,159,942)	19,705,753	1,559,979
Moderate - Institutional	(38,530,382)	(2,942,267)	3,944,479	345,911
Conservative - Retail	(23,494,226)	(973,256)	(22,286,742)	(923,209)
Conservative - Adviser	(10,649,934)	(435,766)	15,658,284	639,557
Conservative - Institutional	(33,958,616)	(1,365,588)	831,307	49,808
Dynamic - Retail	(31,238,886)	(2,232,902)	(29,131,133)	(2,085,101)
Dynamic - Adviser	(20,640,401)	(1,446,686)	13,931,019	1,009,533
Dynamic - Institutional	(55,644,980)	(3,767,375)	46,652,169	3,174,909

Page 126	2021 Annual Report | December 31, 2021

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Quantex - Retail	$(10,498,344)	$(258,266)	$(3,626,856)	$(93,051)
Quantex - Adviser	(2,204,605)	(52,908)	3,238,636	89,277
Quantex - Institutional	(12,599,469)	(305,429)	(2,098,805)	(42,754)
Income - Retail	(9,978,652)	(1,005,571)	(9,366,008)	(942,703)
Income - Adviser	(7,285,187)	(742,788)	3,892,967	384,840
Income - Institutional	(16,493,262)	(1,686,599)	9,174,954	936,139
Money Market	(721,061,508)	(720,922,007)	290,615,901	290,568,653

Year Ended December 31, 2020
Muirfield - Retail	$(66,817,586)	(9,261,883)	$(54,282,718)	(7,522,085)
Muirfield - Adviser	(24,726,534)	(3,396,916)	(11,688,625)	(1,599,901)
Muirfield - Institutional	(149,015,449)	(20,478,261)	(50,550,052)	(6,949,370)
Spectrum - Retail	(16,054,832)	(1,493,176)	(12,680,335)	(1,177,542)
Spectrum - Adviser	(5,661,594)	(526,084)	(2,548,766)	(243,282)
Spectrum - Institutional	(37,639,148)	(3,389,095)	(9,068,462)	(745,863)
Global - Retail	(3,342,556)	(325,492)	(1,978,270)	(196,478)
Global - Adviser	(514,491)	(50,884)	(23,212)	(3,719)
Global - Institutional	(7,620,220)	(739,343)	(3,309,815)	(328,792)
Balanced - Retail	(27,794,588)	(2,375,037)	(19,889,835)	(1,683,416)
Balanced - Adviser	(6,642,344)	(564,264)	(2,210,955)	(186,403)
Balanced - Institutional	(82,778,077)	(7,073,659)	(6,533,961)	(510,582)
Moderate - Retail	(9,844,841)	(850,289)	(5,826,548)	(493,441)
Moderate - Adviser	(3,716,438)	(323,871)	(666,112)	(56,835)
Moderate - Institutional	(35,493,471)	(3,090,455)	(2,658,551)	(232,736)
Conservative - Retail	(8,490,522)	(374,117)	(4,035,335)	(172,720)
Conservative - Adviser	(2,433,929)	(106,506)	(30,944)	(878)
Conservative - Institutional	(26,048,017)	(1,142,491)	1,329,767	54,006
Dynamic - Retail	(12,417,374)	(1,072,111)	(7,769,453)	(661,181)
Dynamic - Adviser	(5,090,584)	(439,774)	(1,258,752)	(112,985)
Dynamic - Institutional	(49,166,341)	(4,225,280)	(13,449,494)	(1,227,698)
Quantex - Retail	(6,470,912)	(227,906)	(4,175,263)	(143,968)
Quantex - Adviser	(317,629)	(11,169)	(35,270)	(1,730)
Quantex - Institutional	(16,125,393)	(569,511)	(10,761,171)	(382,736)
Income - Retail	(3,315,674)	(341,917)	444,051	47,829
Income - Adviser	(3,126,254)	(323,216)	1,018,206	102,651
Income - Institutional	(15,395,742)	(1,588,812)	1,428,601	134,675
Money Market	(506,286,355)	(506,302,922)	(33,690,529)	(33,781,482)

2021 Annual Report | December 31, 2021	Page 127

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at December 31, 2021.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments*	Collateral Pledged (Received)*	Net Amount
Assets:
Securities Loaned
Muirfield	$19,010	$—	$19,010	$—	$(19,010)	$—

Futures Contracts
Muirfield	$1,715,209	$(1,326,311)	$388,898	$—	$—	$388,898
Global	295,926	(21,460)	274,466	—	—	274,466
Balanced	653,732	(651,825)	1,907	—	—	1,907
Moderate	222,324	(182,693)	39,631	—	—	39,631
Conservative	119,037	(42,609)	76,428	—	—	76,428
Dynamic	1,224,052	(4,934)	1,219,118	—	—	1,219,118
Quantex	232,815	—	232,815	—	—	232,815

Repurchase Agreements
Money Market	$130,000,000	$—	$130,000,000	$(130,000,000)	$—	$—

Liabilities:
Futures Contracts
Spectrum	$(717,965)	$$540,493	$(177,472)	$—	$177,472	$—

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Other. The Funds record security transactions on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Page 128	2021 Annual Report | December 31, 2021

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

3.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

Certificates of deposit. Except for Money Market, certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. For Money Market, certificates of deposit are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

2021 Annual Report | December 31, 2021	Page 129

For the year ended December 31, 2021, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2021.

Muirfield - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$481,323,913	$—	$—	$481,323,913
Preferred stocks	80,058	—	—	80,058
Warrants	8,539	—	—	8,539
Money market registered investment companies	227,903,374	—	—	227,903,374
Bank obligations	—	744,610	—	744,610
Total	$709,315,884	$744,610	$—	$710,060,494
Trustee deferred compensation***	$368,769	$—	$—	$368,769
Futures contracts**	$388,898	$—	$—	$388,898

Spectrum - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$153,290,165	$—	$—	$153,290,165
Preferred stocks	6,069	—	—	6,069
Warrants	2,402	—	—	2,402
Money market registered investment companies	54,068,333	—	—	54,068,333
Total	$207,366,969	$—	$—	$207,366,969
Trustee deferred compensation***	$58,954	$—	$—	$58,954
Futures contracts**	$(177,472)	$—	$—	$(177,472)

Global - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$15,539,217	$—	$—	$15,539,217
Preferred stocks	2,483	—	—	2,483
Warrants	478	—	—	478
Registered investment companies	7,493,188	—	—	7,493,188
Money market registered investment companies	19,823,051	—	—	19,823,051
Bank obligations	—	744,610	—	744,610
Total	$42,858,417	$744,610	$—	$43,603,027
Trustee deferred compensation***	$134,157	$—	$—	$134,157
Futures contracts**	$274,466	$—	$—	$274,466

Balanced - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$189,207,609	$—	$—	$189,207,609
Preferred stocks	30,466	—	—	30,466
Warrants	3,823	—	—	3,823
Registered investment companies	94,549,545	—	—	94,549,545
Money market registered investment companies	98,243,827	—	—	98,243,827
Bank obligations	—	744,610	—	744,610
Total	$382,035,270	$744,610	$—	$382,779,880
Trustee deferred compensation***	$239,015	$—	$—	$239,015
Futures contracts**	$1,907	$—	$—	$1,907

Page 130	2021 Annual Report | December 31, 2021

Moderate - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$59,658,643	$—	$—	$59,658,643
Preferred stocks	7,724	—	—	7,724
Warrants	1,335	—	—	1,335
Registered investment companies	70,928,389	—	—	70,928,389
Money market registered investment companies	41,085,154	—	—	41,085,154
Bank obligations	—	248,445	—	248,445
Total	$171,681,245	$248,445	$—	$171,929,690
Trustee deferred compensation***	$43,345	$—	$—	$43,345
Futures contracts**	$39,631	$—	$—	$39,631

Conservative - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$25,816,697	$—	$—	$25,816,697
Preferred stocks	4,689	—	—	4,689
Warrants	492	—	—	492
Registered investment companies	77,518,458	—	—	77,518,458
Money market registered investment companies	30,120,101	—	—	30,120,101
Total	$133,460,437	$—	$—	$133,460,437
Trustee deferred compensation***	$96,319	$—	$—	$96,319
Futures contracts**	$76,428	$—	$—	$76,428

Dynamic - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$159,275,129	$—	$—	$159,275,129
Preferred stocks	18,697	—	—	18,697
Warrants	2,452	—	—	2,452
Registered investment companies	11,815,426	—	—	11,815,426
Money market registered investment companies	58,149,681	—	—	58,149,681
Bank obligations	—	744,610	—	744,610
Total	$229,261,385	$744,610	$—	$230,005,995
Trustee deferred compensation***	$276,293	$—	$—	$276,293
Futures contracts**	$1,219,118	$—	$—	$1,219,118

Quantex - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$26,893,458	$—	$—	$26,893,458
Money market registered investment companies	13,687,909	—	—	13,687,909
Bank obligations	—	8,219	—	8,219
Total	$40,581,367	$8,219	$—	$40,589,586
Trustee deferred compensation***	$81,061	$—	$—	$81,061
Futures contracts**	$232,815	$—	$—	$232,815

Income - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$55,663,003	$—	$—	$55,663,003
Money market registered investment companies	13,584,663	—	—	13,584,663
U.S. government obligations	—	62,256	—	62,256
Total	$69,247,666	$62,256	$—	$69,309,922
Trustee deferred compensation***	$91,773	$—	$—	$91,773

2021 Annual Report | December 31, 2021	Page 131

Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$1,481,362	$—	$1,481,362
Certificates of deposit	—	87,760,098	—	87,760,098
Commercial paper	—	340,659,367	—	340,659,367
Corporate obligations	—	13,103,852	—	13,103,852
Repurchase agreements	—	130,000,000	—	130,000,000
U.S. government and agency obligations	—	4,500,050	—	4,500,050
Variable rate demand notes	—	32,675,192	—	32,675,192
Money market registered investment companies	12,268,566	—	—	12,268,566
Total	$12,268,566	$610,179,921	$—	$622,448,487
Trustee deferred compensation***	$6,853	$—	$—	$6,853

*	See schedules of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at December 31, 2021.
***	A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.

4.    Investment Transactions

For the year ended December 31, 2021, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield	$950,300,733	$1,037,332,405
Spectrum	310,352,539	344,589,118
Global	40,430,592	47,546,502
Balanced	620,715,734	721,224,936
Moderate	264,141,901	296,367,301
Conservative	203,887,973	233,629,931
Dynamic	373,297,800	329,611,155
Quantex	22,406,742	42,217,192
Income	121,657,928	122,766,558

For the year ended December 31, 2021, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Global	$2,426,863	$2,412,392
Balanced	67,769,245	67,357,419
Moderate	48,266,617	47,972,343
Conservative	53,858,054	53,527,825
Income	35,610,201	41,885,314

Page 132	2021 Annual Report | December 31, 2021

5.    Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets Exceeding $100 Million up to $200 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	0.60%	0.60%
Spectrum	0.75%	0.75%	0.75%	0.60%
Global	0.75%	0.75%	0.75%	0.60%
Balanced	0.75%	0.75%	0.75%	0.60%
Moderate	0.60%	0.60%	0.60%	0.60%
Conservative	0.50%	0.50%	0.50%	0.50%
Dynamic	0.75%	0.75%	0.75%	0.60%
Quantex	0.75%	0.75%	0.60%	0.60%
Income	0.40%	0.40%	0.20%	0.20%
Money Market	0.40%	0.40%	0.25%	0.25%

Fee Waivers & Expense Limitation Agreements. MAM has contractually agreed to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the board. The sums waived or reimbursed under these agreements are not subject to recoupment.

MAM contractually agreed to reduce its investment advisory fee by 0.10% for Dynamic for average daily net assets up to $200 million. During the year ended December 31, 2021, $200,000 of investment advisory fees were waived in Dynamic.

MAM contractually agreed to reduce its investment advisory fee by 0.11% for Income for average daily net assets up to $100 million. During the year ended December 31, 2021, $74,511 of investment advisory fees were waived in Income.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:

	Minimum Fee	Percentage of Average Daily Net Assets up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	$4,000	0.12%	0.03%
Spectrum	4,000	0.12%	0.03%
Global	4,000	0.12%	0.03%
Balanced	4,000	0.12%	0.03%
Moderate	4,000	0.12%	0.03%
Conservative	4,000	0.12%	0.03%
Dynamic	4,000	0.12%	0.03%
Quantex	4,000	0.12%	0.03%
Income	4,000	0.08%	0.03%
Money Market	4,000	0.08%	0.03%

2021 Annual Report | December 31, 2021	Page 133

Management may voluntarily waive fees for any Fund. During the year ended December 31, 2021, MFSCo waived the following transfer agent fees:

	Voluntary Transfer Agent Fees Reimbursements	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Retail Class	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Adviser Class	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Institutional Class	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Money Market Funds
Muirfield	$38,000	N/A	N/A	0.01%	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	75,000	N/A	N/A	0.02%	N/A
Moderate	—	N/A	N/A	N/A	N/A
Conservative	—	N/A	N/A	N/A	N/A
Dynamic	—	N/A	N/A	N/A	N/A
Quantex	—	N/A	N/A	N/A	N/A
Income	—	N/A	N/A	N/A	N/A
Money Market	—	N/A	N/A	N/A	N/A

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	0.10%	0.08%	0.03%
Spectrum	0.10%	0.08%	0.03%
Global	0.10%	0.08%	0.03%
Balanced	0.10%	0.08%	0.03%
Moderate	0.10%	0.08%	0.03%
Conservative	0.10%	0.08%	0.03%
Dynamic	0.10%	0.08%	0.03%
Quantex	0.10%	0.08%	0.03%
Income	0.10%	0.08%	0.03%
Money Market	0.10%	0.08%	0.03%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Moderate	7,500	0.15%	0.10%	0.02%	0.01%
Conservative	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Income	7,500	0.15%	0.10%	0.02%	0.01%
Money Market	30,000	0.15%	0.10%	0.02%	0.01%

Page 134	2021 Annual Report | December 31, 2021

For the year ended December 31, 2021, MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Investment Advisory Fee Reimbursements	Impact of Voluntary Investment Advisory Fee Reimbursements to Average Net Assets	Impact of Voluntary Investment Advisory Fee Reimbursements to Average Net Assets - Retail Class	Impact of Voluntary Investment Advisory Fee Reimbursements to Average Net Assets - Adviser Class	Impact of Voluntary Investment Advisory Fee Reimbursements to Average Net Assets - Institutional Class
Muirfield	$—	N/A	N/A	N/A	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	—	N/A	N/A	N/A	N/A
Moderate	—	N/A	N/A	N/A	N/A
Conservative	—	N/A	N/A	N/A	N/A
Dynamic	—	N/A	N/A	N/A	N/A
Quantex	—	N/A	N/A	N/A	N/A
Income	—	N/A	N/A	N/A	N/A
Money Market	1,466,650	0.39%	N/A	N/A	N/A

Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of December 31, 2021, Muirfield and Moderate had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. For the year ended December 31, 2021, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$1,027
Spectrum	286
Global	793
Balanced	19,340
Moderate	17,018
Conservative	20,910
Dynamic	387
Quantex	745

2021 Annual Report | December 31, 2021	Page 135

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the year ended December 31, 2021, total 12b-1 plan expense payments made to the Funds’ affiliated distributor was $92,243. The annual adopted 12b-1 plan maximum limitations for the year ended December 31, 2021, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class	12b-1 Plan Expense Payments Made to Affiliates
Muirfield	N/A	0.20%	N/A	N/A	$ 38,190
Spectrum	N/A	0.25%	N/A	N/A	2,093
Global	N/A	0.25%	N/A	N/A	1,926
Balanced	N/A	0.25%	N/A	N/A	5,803
Moderate	N/A	0.25%	N/A	N/A	885
Conservative	N/A	0.25%	N/A	N/A	8,445
Dynamic	N/A	0.25%	N/A	N/A	11,084
Quantex	N/A	0.20%	N/A	N/A	21,924
Income	N/A	0.25%	N/A	N/A	1,893
Money Market	0.20%	N/A	N/A	N/A	N/A

The Funds (other than Money Market) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the year ended December 31, 2021 are as follows:

	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class
Muirfield	0.20%	0.25%	0.10%
Spectrum	0.20%	0.25%	0.10%
Global	0.20%	0.25%	0.10%
Balanced	0.20%	0.25%	0.10%
Moderate	0.20%	0.25%	0.10%
Conservative	0.20%	0.25%	0.10%
Dynamic	0.20%	0.25%	0.10%
Quantex	0.20%	0.25%	0.10%
Income	0.20%	0.25%	0.10%

Page 136	2021 Annual Report | December 31, 2021

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

During the year ended December 31, 2021, several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Institutional Prime Money Market Fund on a net basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 0.05% on December 31, 2021, were as follows:

	12/31/20 Fair Value	Purchases	Sales	Realized Gains (Losses)	12/31/21 Cost	Change in Unrealized	Income	12/31/21 Fair Value
Muirfield	$103,888,380	$208,589,242	$(84,563,137)	$(6,224)	$227,883,891	$(24,624)	$63,424	$227,883,637
Spectrum	29,284,214	55,404,009	(30,612,075)	(1,254)	54,066,090	(6,561)	18,295	54,068,333
Global	15,663,819	17,998,588	(13,836,108)	(530)	19,820,547	(2,718)	10,184	19,823,051
Balanced	51,634,402	266,251,932	(219,629,198)	(32)	98,230,468	(13,277)	30,933	98,243,827
Moderate	21,697,124	145,962,268	(126,569,098)	(307)	41,079,351	(4,833)	11,687	41,085,154
Conservative	10,428,429	152,130,650	(132,435,817)	657	30,116,946	(3,818)	7,492	30,120,101
Dynamic	36,649,409	85,012,772	(63,502,914)	(3,934)	58,149,328	(5,652)	26,221	58,149,681
Quantex	572,132	30,259,065	(17,141,687)	(301)	13,689,208	(1,300)	3,549	13,687,909
Income	2,539,651	101,584,795	(90,538,575)	425	13,584,148	(1,633)	2,273	13,584,663

6.    Federal Tax Information

The following information is computed on a tax basis for each item as of December 31, 2021:

	Tax Cost of Portfolio Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Muirfield	$554,010,792	$165,987,127	$(9,937,425)	$156,049,702
Spectrum	159,796,545	51,267,244	(3,696,820)	47,570,424
Global	37,705,672	6,274,282	(376,927)	5,897,355
Balanced	318,963,323	68,355,601	(4,539,044)	63,816,557
Moderate	153,988,537	19,746,150	(1,804,997)	17,941,153
Conservative	125,329,635	9,208,270	(1,077,468)	8,130,802
Dynamic	183,669,427	49,646,392	(3,309,824)	46,336,568
Quantex	33,293,229	7,446,328	(149,971)	7,296,357
Income	69,014,811	582,989	(287,878)	295,111
Money Market	622,482,031	11,886	(45,430)	(33,544)

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2021 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Total Dividends Paid*
Muirfield	$5,065,877	$—	$18,443,632	$23,509,509
Spectrum	452,969	4,113,237	6,510,816	11,077,022
Global	—	1,360,991	3,161,379	4,522,370
Balanced	6,001,952	1,250,419	23,688,712	30,941,083
Moderate	1,372,700	—	9,814,301	11,187,001
Conservative	2,100,379	—	5,989,643	8,090,022
Dynamic	1,183,701	13,748,460	15,898,271	30,830,432
Quantex	18,344	449,273	5,591,196	6,058,813
Income	1,295,798	—	—	1,295,798
Money Market	193,478	—	—	193,478

2021 Annual Report | December 31, 2021	Page 137

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2020 were as follows:

	Ordinary Income	Net Short Term Capital Gains	Net Long Term Capital Gains	Total Dividends Paid*
Muirfield	$4,943,111	$—	$—	$4,943,111
Spectrum	1,441,970	—	—	1,441,970
Global	318,203	303,373	689,457	1,311,033
Balanced	3,364,824	—	—	3,364,824
Moderate	2,369,151	—	—	2,369,151
Conservative	2,480,581	—	—	2,480,581
Dynamic	835,596	639,520	3,370,600	4,845,716
Quantex	292,663	—	—	292,663
Income	1,403,955	—	—	1,403,955
Money Market	2,275,825	—	—	2,275,825

As of December 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Distributable Earnings/ (Accumulated Deficit)
Muirfield	$34,575	$12,812,237	$(316,771)	$156,049,702	$168,579,743
Spectrum	474,159	3,611,330	(51,460)	47,570,424	51,604,453
Global	—	158,351	(106,472)	5,897,355	5,949,234
Balanced	4,338,740	5,840,278	(196,612)	63,816,557	73,798,963
Moderate	1,813,657	1,071,618	(38,133)	17,941,153	20,788,295
Conservative	—	693,917	(77,958)	8,130,802	8,746,761
Dynamic	—	6,501,337	(218,928)	46,336,568	52,618,977
Quantex	787,611	—	(66,097)	7,296,357	8,017,871
Income	4,205	—	(9,475,477)	295,111	(9,176,161)
Money Market	6,135	—	(8,511)	(33,544)	(35,920)

*

Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales, return of capital adjustments, and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2021, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Capital Loss Carryforward Utilized
Muirfield	$—	$—	$51,457,537
Spectrum	—	—	15,741,644
Global	—	—	723,513
Balanced	—	—	17,867,307
Moderate	—	—	4,583,845
Conservative	—	—	3,692,056
Quantex	—	—	2,671,091
Income	8,808,448	590,194	1,906,735
Money Market	974	1,504	229

Page 138	2021 Annual Report | December 31, 2021

7.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

Fund	Beneficial Owner	Percent of Voting Securities
Money Market	Muirfield	36%

8.    Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

2021 Annual Report | December 31, 2021	Page 139

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Meeder Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Meeder Funds comprising Muirfield Fund, Spectrum Fund, Global Allocation Fund, Balanced Fund, Moderate Allocation Fund, Conservative Allocation Fund, Dynamic Allocation Fund, Quantex Fund, Tactical Income Fund, and Institutional Prime Money Market Fund (the “Funds”) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 1, 2022

Page 140	2021 Annual Report | December 31, 2021

Shareholder Expense Analysis (unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested for the period of time indicated in the table below.

The Actual Expense example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value June 30, 2021		Ending Account Value December 31, 2021		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Muirfield Fund
Retail Class	$1,000.00	$1,000.00	$1,055.30	$1,019.26	$6.11	$6.01	1.18%
Adviser Class	1,000.00	1,000.00	1,057.60	1,020.77	4.56	4.48	0.88%
Institutional Class	1,000.00	1,000.00	1,057.30	1,020.47	4.87	4.79	0.94%
Spectrum Fund
Retail Class	1,000.00	1,000.00	1,057.00	1,017.64	7.78	7.63	1.50%
Adviser Class	1,000.00	1,000.00	1,059.20	1,019.76	5.61	5.50	1.08%
Institutional Class	1,000.00	1,000.00	1,059.00	1,019.51	5.86	5.75	1.13%
Global Allocation Fund
Retail Class	1,000.00	1,000.00	1,019.40	1,016.33	8.96	8.94	1.76%
Adviser Class	1,000.00	1,000.00	1,021.70	1,018.55	6.73	6.72	1.32%
Institutional Class	1,000.00	1,000.00	1,021.80	1,018.60	6.68	6.67	1.31%
Balanced Fund
Retail Class	1,000.00	1,000.00	1,036.10	1,018.40	6.93	6.87	1.35%
Adviser Class	1,000.00	1,000.00	1,038.20	1,020.42	4.88	4.84	0.95%
Institutional Class	1,000.00	1,000.00	1,038.40	1,020.21	5.09	5.04	0.99%
Moderate Allocation Fund
Retail Class	1,000.00	1,000.00	1,021.30	1,018.40	6.88	6.87	1.35%
Adviser Class	1,000.00	1,000.00	1,023.70	1,020.57	4.69	4.69	0.92%
Institutional Class	1,000.00	1,000.00	1,022.90	1,020.11	5.15	5.14	1.01%
Conservative Allocation Fund
Retail Class	1,000.00	1,000.00	1,009.20	1,019.26	5.98	6.01	1.18%
Adviser Class	1,000.00	1,000.00	1,011.00	1,020.87	4.36	4.38	0.86%
Institutional Class	1,000.00	1,000.00	1,010.10	1,020.42	4.81	4.84	0.95%
Dynamic Allocation Fund
Retail Class	1,000.00	1,000.00	1,062.20	1,018.50	6.91	6.77	1.33%
Adviser Class	1,000.00	1,000.00	1,064.20	1,020.37	4.99	4.89	0.96%
Institutional Class	1,000.00	1,000.00	1,063.60	1,020.21	5.15	5.04	0.99%

2021 Annual Report | December 31, 2021	Page 141

	Beginning Account Value June 30, 2021		Ending Account Value December 31, 2021		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Quantex Fund
Retail Class	$1,000.00	$1,000.00	$1,017.10	$1,016.74	$8.54	$8.54	1.68%
Adviser Class	1,000.00	1,000.00	1,018.90	1,018.45	6.82	6.82	1.34%
Institutional Class	1,000.00	1,000.00	1,018.60	1,018.40	6.87	6.87	1.35%
Tactical Income Fund
Retail Class	1,000.00	1,000.00	989.20	1,019.31	5.87	5.96	1.17%
Adviser Class	1,000.00	1,000.00	991.60	1,021.42	3.76	3.82	0.75%
Institutional Class	1,000.00	1,000.00	991.40	1,021.12	4.07	4.13	0.81%
Institutional Prime Money Market Fund	1,000.00	1,000.00	1,000.20	1,024.70	0.50	0.51	0.10%

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]

Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the total number of days in the six-month period).

[2]	Annualized net expense ratio reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.

Page 142	2021 Annual Report | December 31, 2021

Trustees and Officers (unaudited)

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo. The Trustees oversee the management of the Trust and elect its officers. The officers are responsible for the Funds’ day-to-day operations. The Trustees’ and officers’ names, addresses, years of birth, positions held with the Trust, and length of service with the Meeder Funds, are listed below. Also included is each Board member’s principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are “interested persons”, as defined in the 1940 Act, by virtue of their affiliation with the Trust, are indicated by an asterisk (*).

Name, Address[1], and Year of Birth	Year First Elected a Trustee or Officer of the Trust	Position and Number of Funds Overseen[2]	Principal Occupation During Past Five Years and Other Directorships Held
Robert S. Meeder, Jr.* Year of Birth: 1961	1992	Trustee and President	President, Meeder Investment Management, Inc.
Stuart M. Allen** Year of Birth: 1961	2006	Trustee	President of Gardiner Allen DeRoberts Insurance LLC, an insurance agency.
Anthony V. D’Angelo** Year of Birth: 1959	2006	Trustee

General Manager, WSYX ABC 6 /WTTE-TV Fox 28 /WWHO television stations, Columbus, Ohio, operated by Sinclair Broadcast Group (2014 – present); Director of Sales (2004 – 2014); Lead Trustee of the Trust.

Jeffrey R. Provence** Year of Birth: 1969	2017	Trustee

CEO, Premier Fund Solutions, Inc. (2001 – present); General Partner & Portfolio Manager, Value Trend Capital Management, L.P. (1995 – present); Director, Blue Chip Investor Funds; Director, PFS Funds; Chairman of the Trust’s Audit Committee.

Douglas R. Jennings Year of Birth: 1962	2017	Chief Compliance Officer	Chief Compliance Officer, Meeder Investment Management, Inc. (2016 – present); Assistant General Counsel; Partner, Carlile Patchen & Murphy, LLP (2010 – 2016).
Bruce E. McKibben Year of Birth: 1969	2002	Treasurer	Director of Fund Accounting, Mutual Funds Service Co. (1997 – present).
Alaina Salonsky Year of Birth: 1967	2017	Secretary	Compliance Specialist, Meeder Investment Management, Inc. (2017 – present); Teacher, Big Walnut School District, Sunbury, Ohio (2013 – 2017).

[1]	The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
[2]	Each Trustee serves for an indefinite term, until his or her resignation, death, or removal. Each Trustee oversees all ten Funds in the Trust.
*	Robert S. Meeder, Jr. is deemed an “interested person” of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Adviser of the Trust.
**	Each independent Trustee is a member of the Trust’s Audit Committee, Compensation Committee, and Nominating Committee.

The Statement of Additional Information includes additional information about each Trustee and is available without charge. To obtain a copy of the Statement of Additional Information, please contact your financial representative or call toll free 1-800-325-3539.

2021 Annual Report | December 31, 2021	Page 143

Board Review and Approval of Investment Advisory Agreement (unaudited)

At a meeting held September 16, 2021, the Board of Trustees (“Board”), including all of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (“Independent Trustees”), met to consider the renewal of the investment advisory agreement (“Agreement”) between the Funds and Meeder Asset Management, Inc. (“Adviser”).

Approval Process. Pursuant to the Investment Company Act of 1940 (“1940 Act”), the Board is required to consider the continuation of the Funds’ investment advisory agreement on an annual basis. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to each Fund and its shareholders. Prior to the meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as a Fund grows; and (v) whether the fee level reflects these economies of scale to the benefit of the Funds’ shareholders. In reaching the decision to renew the Agreement, the Board also took into account information furnished throughout the year at regular Board meetings. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Funds, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions, execution and other services provided by the Adviser and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Funds prepared by Broadridge Financial Solutions, Ltd. (“Broadridge”), an independent organization, as well as the Funds’ profitability analysis prepared by the Adviser. The Broadridge report compared each Fund’s advisory fees and expenses with those of other mutual funds deemed comparable to the Fund. The Funds’ profitability analysis discussed the profitability to the Adviser and Mutual Funds Service Co., an affiliate of the Adviser, from the overall Funds’ operations, as well as an analysis based on the profitability resulting from the operation of each individual Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser. In considering such materials, the Independent Trustees also received assistance and advice from and met separately with the Funds’ Independent Legal Counsel and the Chief Compliance Officer prior to the meeting. In their deliberations, the Board considered the terms of the existing Agreement between the Funds and the Adviser. While attention was given to all of the information furnished, the Board made the following specific findings in connection with its decision to renew the Agreement:

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Adviser and its affiliates, including the reputation, qualifications, experience and capabilities of the personnel performing these services. The Board considered the qualifications of the investment management team and the resources committed to maintaining and improving the Adviser’s quantitative models. The Board noted that the Adviser and its affiliates provide a series of additional administrative services for the Funds, including fund accounting, transfer agency and compliance services, and recognized the continuing expenditures made to support and improve the scope of those services. Consideration was also given to the Adviser’s compliance resources and policies, including the periodic reporting provided to the Board. In making its judgment, the Board also considered the Adviser’s continual management of investment, operational, enterprise, legal and regulatory risk as it relates to the Funds as well as the manner in which the Adviser addressed new regulatory burdens that became effective during the preceding year. The Board concluded that the nature, extent and quality of the services provided by the Adviser have benefited and should continue to benefit each Fund and its shareholders.

Investment Performance. The Board placed emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Broadridge reports furnished for the Agreement renewal. The Broadridge report prepared for each Fund showed the investment performance of each Fund for the one-, three-, five-, and ten-year periods, as applicable, ended June 30, 2021, in comparison with its benchmark and a performance universe similar to each Fund’s investment objectives. The Board evaluated performance in light of the investment strategy pursued by the Adviser, measures of investment risk, and steps taken by the Adviser to mitigate risk through active management of the portfolio. The Board noted that each Fund outperformed its benchmark index during the one-year period ended June 30, 2021, with the exception of the Dynamic Allocation Fund. The Board was satisfied with the Adviser’s explanation of the factors that contributed to both the short-term and long-term performance of each Fund, noting that each Fund provided positive returns during the one-year period ended June 30, 2021. The Board noted the Adviser’s continued efforts to improve performance and improve the quantitative models. The Board concluded that the Funds’ investment results have been satisfactory for renewal of the Agreement and that the Adviser’s record in managing the Funds indicated that its continued management should benefit the Funds and their shareholders.

Costs of Services. Consideration was given to a comparative analysis of the advisory fees and expense ratios of each Fund compared with those of a group of other relevant funds. The Board observed that the Funds’ advisory fees and expenses were within the range of those of other similar funds included in the comparable reports. The Board also considered an analysis comparing the Funds’ advisory fees with the fees charged by the Adviser to private clients, but noted the significant investment, operational, regulatory, and market differences between advising the Funds and advising private clients. The Board was satisfied with the Adviser’s continued efforts to reduce fees and expenses. The Board concluded that the Funds’ cost structures were fair and reasonable in relation to the services provided, and that the Funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to the Adviser by the Funds.

Management Profitability. The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of the Funds. In this respect, the Board reviewed the Funds’ profitability analysis that addresses the overall profitability of the Meeder Funds’ business as well as the profitability resulting from the operation of each Fund. The Board also took into account management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from recent SEC requirements. The Board determined that the level of profits realized by the Adviser under its Agreement with the Funds was not excessive in view of the nature, quality and extent of services provided.

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Economies of Scale. The Board also considered whether economies of scale are realized as the Funds grow larger and the extent to which this is reflected in the level of advisory fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that economies of scale may develop for certain Funds as their assets increase, and their Fund level expenses decline as a percentage of assets. The Board also considered whether the advisory fee rate is reasonable in relation to the asset size of each Fund and any economies of scale that may exist. The Board acknowledged that the advisory fee structure for each Fund is reasonable and in most instances is tiered by assets under management, allowing the shareholders to benefit from economies of scale as the Funds grow in size. The Board expressed continued satisfaction with each Fund’s fee structure under its Agreement.

Ancillary Benefits. The Board also considered ancillary benefits received by the Adviser as a result of its relationship with the Trust, including its access to research that benefits other clients and the service of its affiliates as transfer agent, administrator and distributor for the Funds. The fees for these services were considered separately in the profitability analysis and the Board considered the revenue and expenses incurred by the Adviser and its affiliates in providing these services. The Board also took into consideration additional contractual breakpoints in certain affiliated service agreements. The Board also considered the benefits derived by the Adviser from soft dollar arrangements, noting that these arrangements are subject to regular reporting and oversight. The Board took the ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to the Adviser by the Funds.

Conclusion. Based upon the foregoing findings as well as all of the information provided by the Adviser, the Board, including all of its Independent Trustees, was satisfied that the terms of the Agreement, including the existing advisory fee structure, are fair and reasonable and in the best interest of the Funds and their shareholders. The Board, including all of its Independent Trustees, therefore approved the continuation of the Agreement effective for a one-year term ending September 30, 2022.

Statement Regarding Liquidity Risk Management Program (unaudited)

In accordance with Rule 22e-4 (“Liquidity Rule”) under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (“Program”). The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Funds, and the terms, contents and frequency of reporting and escalation of any issues to the Board of Trustees. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption history, with the objective of maintaining a level of liquidity that is appropriate in light of the Funds’ obligations to the Funds’ shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board of Trustees reviewed the Program during the Funds’ most recent fiscal half-year, including a written report prepared by the Program Administrator. The report reviewed the terms and operation of the Program, investment strategy and liquidity of the Funds, cash flow projections, shareholder concentration and holdings of cash and cash equivalents. The Adviser utilizes quantitative tools that provide daily evaluation of the liquidity of nearly all Funds’ securities. The Program Administrator was satisfied with the design, operation and effectiveness of the Program and reported that there were no liquidity events that materially affected the performance of the Funds or the Funds’ ability to meet their redemption obligations under normal and reasonably foreseeable stressed conditions without dilution to existing shareholders.

The report confirmed that the Funds’ investment strategies utilize highly liquid securities and do not maintain concentrated positions. The Funds also maintain significant holdings of cash and cash equivalents, which were judged suitable to meet redemption needs under ordinary and reasonably stressed market conditions. During the reporting period, the Funds maintained a high level of liquidity and primarily held assets in securities judged highly liquid under the Liquidity Rule. As a result, the Funds see no reason to, and therefore have not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risks of the Funds can be found in the Funds’ prospectus.

Other Information (unaudited)

The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Money Market files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2021 Annual Report | December 31, 2021	Page 145

Privacy Policy

Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.

PERSONAL INFORMATION WE COLLECT

We may collect information about Meeder customers from a variety of sources, including:

●	Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;

●	Information about the transactions in your account, such as your account balance and transaction history; and

●	Information we obtain from third parties regarding you, to verify your identity or transfer your account.

INFORMATION WE SHARE WITH OUR AFFILIATES

Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.

INFORMATION WE SHARE WITH THIRD PARTIES

On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.

HOW WE PROTECT INFORMATION ABOUT YOU

We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

WHO THIS POLICY APPLIES TO

This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services, Inc. and Mutual Funds Service Company.

QUESTIONS

Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

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Manager and Investment Adviser

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Distributor

Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2021	2020
Audit Fees	$119,400	$119,400
Audit-Related Fees	0	0
Tax Fees	41,000	43,500
All Other Fees	2,250	2,239

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $40,600 and $60,000 respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	March 7, 2022

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	March 7, 2022